                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                   811-5950

                     (Investment Company Act File Number)

                        Money Market Obligations Trust
       _______________________________________________________________

              (Exact Name of Registrant as Specified in Charter)

                          Federated Investors Funds
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000

                                (412) 288-1900
                       (Registrant's Telephone Number)

                          John W. McGonigle, Esquire
                          Federated Investors Tower
                             1001 Liberty Avenue
                     Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)

                      Date of Fiscal Year End: 10/31/03

             Date of Reporting Period: Fiscal year ended 10/31/03

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Alabama Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

October 31, 2003

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.007	0.012	0.029	0.037	0.029
Net realized gain (loss) on investments	0.000 [1]	(0.000)[1]	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.007	0.012	0.029	0.037	0.029

Less Distributions:
Distributions from net investment income	(0.007)	(0.012)	(0.029)	(0.037)	(0.029)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.73%	1.21%	2.94%	3.77%	2.98%

Ratios to Average Net Assets:

Expenses	0.55%	0.55%	0.55%	0.55%	0.55%

Net investment income	0.73%	1.20%	2.88%	3.70%	2.95%

Expense waiver/reimbursement [3]	0.34%	0.33%	0.35%	0.34%	0.36%

Supplemental Data:

Net assets, end of period (000 omitted)	$351,283	$393,931	$300,951	$246,262	$239,001

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

October 31, 2003

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.7%[1]
		Alabama--99.7%
$10,900,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Alabama Non-AMT)/ (Series 2002-21), 1.08% TOBs (Birmingham, AL Waterworks & Sewer Board)/ (MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 1/28/2004	$10,900,000
1,250,000		Alabama HFA, (2000 Series A: Turtle Lake), Weekly VRDNs (Double Lake Ventures LLC)/(FNMA LOC)	1,250,000
4,645,000	[2]	Alabama HFA, (PT-658), 1.20% TOBs (GNMA COL)/(BNP Paribas SA LIQ), Optional Tender 9/16/2004	4,645,000
3,390,000		Alabama HFA, (1995 Series E), Weekly VRDNs (Royal Gardens Apartments)/(SouthTrust Bank of Alabama, Birmingham LOC)	3,390,000
6,190,000		Alabama HFA, Variable Rate Certificates (Series 1997J), Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ)	6,190,000
9,615,000		Alabama Space Science Exhibit Finance Authority, (Series 2001: Saturn V Project), Weekly VRDNs (Alabama Space Science Exhibit Commission)/(Amsouth Bank N.A., Birmingham LOC)	9,615,000
220,000		Alabama State IDA Weekly VRDNs (Sunshine Homes, Inc.)/(Amsouth Bank N.A., Birmingham LOC)	220,000
3,450,000		Alabama State IDA, IDRB (Series 1994), Weekly VRDNs (Decatur Aluminum Corp.)/(U.S. Bank N.A., Cincinnati LOC)	3,450,000
4,700,000		Alabama State IDA, Revenue Bonds Weekly VRDNs (Southern Bag Corporation, Ltd.)/(Fleet National Bank LOC)	4,700,000
820,000		Alabama State Municipal Electric Authority, Power Supply System Revenue Bonds (Series 2003A), 2.00% Bonds (MBIA Insurance Corp. INS), 9/1/2004	825,404
3,755,000		Alabama State Public School & College Authority, (PA-918R) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	3,755,000
12,160,000	[2]	Alabama State Public School & College Authority, (PT-435), 0.95% TOBs (Merrill Lynch & Co., Inc. LIQ), Optional Tender 4/29/2004	12,160,000
7,320,000		Alabama State Public School & College Authority, PUTTERs (Series 124), Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase & Co. LIQ)	7,320,000
910,000		Anniston, AL, (Series 2003), 2.00% Bonds (MBIA Insurance Corp. INS), 3/1/2004	912,385
5,000,000		Anniston, AL, IDB, (Series 1989-A), Weekly VRDNs (Union Foundry Co.)/ (Amsouth Bank N.A., Birmingham LOC)	5,000,000
900,000		Arab, AL IDB, (Series 2000), Weekly VRDNs (HYCO Alabama LLC)/(Regions Bank, Alabama LOC)	900,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Alabama--continued
$1,060,000		Ashland, AL IDB, (Series 1996), Weekly VRDNs (Tru-Wood Cabinets)/(Regions Bank, Alabama LOC)	$1,060,000
4,000,000		Atmore, AL IDB, (Series 2002A), Weekly VRDNs (Swift Lumber, Inc.)/(Bank of New York LOC)	4,000,000
3,000,000		Auburn, AL IDB, (Series 1999), Weekly VRDNs (Donaldson Co., Inc.)/(Bank of America N.A. LOC)	3,000,000
1,360,000		Birmingham, AL Airport Authority, (Series 2003B), 2.00% Bonds (FSA INS), 7/1/2004	1,367,615
11,000,000		Birmingham, AL Downtown Redevelopment Authority, (2002), Weekly VRDNs (The UAB Educational Foundation)/(Regions Bank, Alabama LOC)	11,000,000
2,000,000		Birmingham, AL IDA Weekly VRDNs (Altec Industries, Inc.)/(Wachovia Bank N.A. LOC)	2,000,000
3,285,000		Birmingham, AL IDA Weekly VRDNs (Southland Tube, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	3,285,000
1,495,000		Birmingham, AL IDA, (Series 1996), Weekly VRDNs (American FireLog Corp.)/ (Comerica Bank LOC)	1,495,000
3,745,000		Birmingham, AL IDA, (Series 2001), Weekly VRDNs (American FireLog Corp.)/ (Comerica Bank LOC)	3,745,000
2,360,000		Birmingham, AL IDA, IDRBs (Series 1997), Weekly VRDNs (J. J. & W, IV, Ltd.)/ (Svenska Handelsbanken, Stockholm LOC)	2,360,000
2,062,000		Birmingham, AL IDA, IDRBs (Series 1999), Weekly VRDNs (Glasforms, Inc.)/ (Comerica Bank - California LOC)	2,062,000
31,000,000		Birmingham, AL Medical Clinic Board Weekly VRDNs (University of Alabama Health System)/(Amsouth Bank N.A., Birmingham LOC)	31,000,000
3,500,000		Birmingham, AL Medical Clinic Board, (Series 1996), Weekly VRDNs (St. Martin's In The Pines)/(Regions Bank, Alabama LOC)	3,500,000
2,170,000		Birmingham, AL, GO Bonds (Series 2002-B), 2.50% Bonds (AMBAC INS), 12/1/2003	2,172,028
1,855,000		Birmingham, AL, GO Warrants (Series 2003-B), 2.00% Bonds (AMBAC INS), 7/1/2004	1,866,117
3,000,000		Birmingham, AL, Tax Increment Financing District I Weekly VRDNs (MBIA Insurance Corp. INS)/(SouthTrust Bank of Alabama, Birmingham LIQ)	3,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Alabama--continued
$400,000		Birmingham-Baptist Medical Centers, AL Special Care Facilities Financing Authority, (Series 1995-B), 5.10% Bonds (Baptist Health System, Inc.)/(MBIA Insurance Corp. INS), 11/15/2003	$400,548
525,000		Central Elmore, AL Water & Sewer Authority, (Series 2003-A), 2.00% Bonds (MBIA Insurance Corp. INS), 7/1/2004	528,116
2,230,000		Cullman, AL IDB, IDRB Weekly VRDNs (National Bedding Co.)/(Bank of America N.A. LOC)	2,230,000
6,300,000		Daphne, AL Special Care Facilities Financing Authority, (Series 1998-A), Weekly VRDNs (Presbyterian Retirement Corp.)/(AMBAC INS)/(Amsouth Bank N.A., Birmingham LIQ)	6,300,000
3,000,000		Decatur, AL IDB, Revenue Refunding Bonds (Series 1993), Weekly VRDNs (Honeywell International, Inc.)	3,000,000
600,000		Dothan, AL IDB, IRBs (Series 1997), Weekly VRDNs (Henderson Steel Erectors)/(Regions Bank, Alabama LOC)	600,000
1,440,000		Enterprise, AL IDA, (Series 1997), Weekly VRDNs (Coffee Gin Co.)/(Regions Bank, Alabama LOC)	1,440,000
580,000		Fort Payne, AL IDB Weekly VRDNs (Ovalstrapping, Inc.)/(U.S. Bank N.A., Cincinnati LOC)	580,000
6,625,000		Gadsden, AL IDB, (Series 2000), Weekly VRDNs (Super Steel South LLC)/ (Standard Federal Bank, N.A. LOC)	6,625,000
2,900,000		Gadsden, AL IDB, IDRBs (Series 1997), Weekly VRDNs (Chicago Steel, (Alabama) LLC)/(Marshall & Ilsley Bank, Milwaukee LOC)	2,900,000
3,000,000		Geneva County, AL Health Care Authority, Inc., (Series 2001), Weekly VRDNs (SouthTrust Bank of Alabama, Birmingham LOC)	3,000,000
410,000		Gulf Shores, AL, (Series 2003-C), 2.00% Bonds (FSA INS), 7/1/2004	412,434
6,200,000		Homewood, AL IDA Weekly VRDNs (Mountain Brook Inn (Homewood, AL)/ (SouthTrust Bank of Alabama, Birmingham LOC)	6,200,000
1,000,000		Hoover, AL Board of Education, Capital Warrants (Series 2001), 4.50% Bonds (MBIA Insurance Corp. INS), 2/15/2004	1,009,747
1,750,000		Huntsville, AL IDB Weekly VRDNs (Giles & Kendall, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	1,750,000
5,500,000		Huntsville, AL Public Park & Recreation Board, (Series 2002), Weekly VRDNs (YMCA of Metropolitan Huntsville)/(SouthTrust Bank of Alabama, Birmingham LOC)	5,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Alabama--continued
$5,755,000	[2]	Huntsville, AL Solid Waste Disposal Authority, (PT-840), 1.10% TOBs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 7/22/2004	$5,755,000
3,500,000		Huntsville, AL Special Care Facilities Financing Authority, (Series 2001D), Weekly VRDNs (Carlton Cove, Inc.)/(BNP Paribas SA LOC)	3,500,000
8,000,000		Jefferson County, AL Sewer System, (Series 2003-B-7 Warrants), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Lloyds TSB Bank PLC, London LIQ)	8,000,000
1,620,000		Jefferson County, AL Sewer System, Floater Certificates (Series 2000-352), Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ)	1,620,000
3,500,000		Jefferson County, AL Sewer System, Warrants (Series C-3), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Bank of America N.A. LIQ)	3,500,000
17,700,000		Jefferson County, AL Sewer System, Warrants (Series C-6), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Societe Generale, Paris LIQ)	17,700,000
2,525,000		Jefferson County, AL, (Series 2002-A), 4.00% Bonds, 4/1/2004	2,554,606
6,245,000		Jefferson County, AL, GO Capital Warrants (Series 2003-A), 2.50% Bonds (MBIA Insurance Corp. INS), 4/1/2004	6,280,916
2,325,000		Legends Park Improvement District, AL, (Series 2002-A), Weekly VRDNs (Columbus Bank and Trust Co., GA LOC)	2,325,000
10,000,000		Lincoln, AL IDA, Solid Waste Disposal Revenue Bonds (Series 2000), Weekly VRDNs (Honda Manufacturing of Alabama LLC)/(Bank of America N.A. LOC)	10,000,000
1,400,000		Lowndes County, AL IDB, (Series 1996), Weekly VRDNs (Warren Oil Co.)/(Wachovia Bank N.A. LOC)	1,400,000
2,140,000		Magnolia Ridge Improvement District, AL, (Series 2002), Weekly VRDNs (SouthTrust Bank of Alabama, Birmingham LOC)	2,140,000
4,000,000		Marshall County, AL, Special Obligation School Refunding Warrant (Series 1994), Weekly VRDNs (Marshall County, AL Board of Education)/ (Regions Bank, Alabama LOC)	4,000,000
375,000		Millbrook, AL, (Series 2003), 2.00% Bonds (FSA INS), 8/15/2004	377,632
500,000		Mobile County, AL, GO Refunding Warrants (Series 2002), 4.00% Bonds (MBIA Insurance Corp. INS), 2/1/2004	503,723
2,500,000		Mobile, AL IDA Weekly VRDNs (McRae's Industries, Inc.)/(Bank of America N.A. LOC)	2,500,000
2,000,000		Mobile, AL IDB, PCR (Series 1993B) Weekly VRDNs (Alabama Power Co.)	2,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Alabama--continued
$7,615,000		Mobile, AL, Class A Certificates (Series 2002-197), Weekly VRDNs (AMBAC INS)/(Bear Stearns Cos., Inc. LIQ)	$7,615,000
3,000,000		Montgomery - Wynlakes Governmental Utility Services Corp., (Series 1995-A), Weekly VRDNs (Vaughn Road LLC)/(Amsouth Bank N.A., Birmingham LOC)	3,000,000
1,945,000		Montgomery County, AL, GO Warrants (Series 2002), 3.00% Bonds (AMBAC INS), 11/1/2003	1,945,000
1,615,000		Montgomery, AL IDB, (Series 1990-A), Weekly VRDNs (Industrial Partners)/ (SunTrust Bank LOC)	1,615,000
3,700,000		Montgomery, AL IDB, (Series 2001), Weekly VRDNs (Hager Hinge)/(U.S. Bank N.A., Cincinnati LOC)	3,700,000
2,905,000		Montgomery, AL IDB, (Series 2002), Weekly VRDNs (Norment Security Group, Inc.)/(PNC Bank, N.A. LOC)	2,905,000
6,000,000		Montgomery, AL IDB, IDRBs (Series 1996), Weekly VRDNs (CSC Fabrication, Inc.)/(J.P. Morgan Chase Bank LOC)	6,000,000
3,650,000		Montgomery, AL IDB, IDRBs (Series 1996A), Weekly VRDNs (Jobs Co. LLC)/ (Columbus Bank and Trust Co., GA LOC)	3,650,000
1,430,000		Montgomery, AL, (Series 2003), 2.00% Bonds (AMBAC INS), 11/1/2003	1,430,000
820,000		Montgomery-Engelside, AL Medical Clinic Board, (Series 1999-A) Weekly VRDNs (Montgomery Surgical Center Ltd.)/(SunTrust Bank LOC)	820,000
4,640,000		Perry County, AL IDB, Revenue Bonds (Series 1998) Weekly VRDNs (Alabama Catfish Feedmill LLC)/(Regions Bank, Alabama LOC)	4,640,000
1,945,000		Phenix City, AL, (Series 1998) Weekly VRDNs (Kudzu LLC)/(SunTrust Bank LOC)	1,945,000
3,100,000		Piedmont, AL IDB Weekly VRDNs (Bostrom Seating, Inc.)/(Chase Manhattan Bank (USA) N.A., Wilmington LOC)	3,100,000
540,000		Piedmont, AL IDB Weekly VRDNs (Industrial Partners)/(Wachovia Bank N.A. LOC)	540,000
2,250,000		Port City Medical Clinic Board of Mobile, AL, (Series 1998A), Weekly VRDNs (Infirmary Health System, Inc.)/(AMBAC INS)/(Bank of Nova Scotia, Toronto and KBC Bank N.V. LIQs)	2,250,000
5,130,000		Port City Medical Clinic Board of Mobile, AL, (Series 1998B), Weekly VRDNs (Infirmary Health System, Inc.)/(AMBAC INS)/(Bank of Nova Scotia, Toronto and KBC Bank N.V. LIQs)	5,130,000
2,920,000		Prattville, AL IDB, IDRBs Weekly VRDNs (Kuhnash Properties/Arkay Plastics)/(PNC Bank, N.A. LOC)	2,920,000
450,000		Scottsboro, AL IDB, (Series 1994) Weekly VRDNs (Maples Industries, Inc.)/ (Amsouth Bank N.A., Birmingham LOC)	450,000
2,705,000		Scottsboro, AL IDB, (Series 2002), Weekly VRDNs (Hisan, Inc.)/(Amsouth Bank N.A., Birmingham LOC)	2,705,000
1,950,000		Shelby County, AL EDA Weekly VRDNs (Saginaw Pipe of Illinois, Inc.)/ (Regions Bank, Alabama LOC)	1,950,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Alabama--continued
$2,470,000		St. Clair County, AL IDB, (Series 1993), Weekly VRDNs (Ebsco Industries, Inc.)/(National Australia Bank Ltd., Melbourne LOC)	$2,470,000
1,950,000		Tallassee, AL IDB, (Series 1998), Weekly VRDNs (Milstead Farm Group, Inc.)/(Regions Bank, Alabama LOC)	1,950,000
4,052,000		Tuscaloosa County, AL Automotive Corridor IDA, (Series 2002), Weekly VRDNs (MBIA Insurance Corp. INS)/(SouthTrust Bank of Alabama, Birmingham LIQ)	4,052,000
2,935,000		Tuscaloosa County, AL Park & Recreation Authority, (Series 2000), Weekly VRDNs (Amsouth Bank N.A., Birmingham LOC)	2,935,000
2,000,000		Tuskegee, AL IDB, IDRB (Series 1995), Weekly VRDNs (Concrete Co., The)/ (Columbus Bank and Trust Co., GA LOC)	2,000,000
4,870,000		University of Alabama Board of Trustees, (Series 2003B), 2.00% Bonds, 10/1/2004	4,913,280
885,000		University of Montevallo, AL, (Series 2003), 2.00% Bonds (FSA INS), 5/1/2004	888,485
2,415,000		Vincent, AL IDB Weekly VRDNs (Headquarters Partnership Project)/(National Australia Bank Ltd., Melbourne LOC)	2,415,000
1,130,000		Vincent, AL IDB, (Series 1993), Weekly VRDNs (Ebsco Industries, Inc.)/ (National Australia Bank Ltd., Melbourne LOC)	1,130,000
290,000		Warrior River, AL, 2.00% Bonds (FSA INS), 8/1/2004	291,937

		TOTAL INVESTMENTS--99.7% (AT AMORTIZED COST)[3]	350,133,973

		OTHER ASSETS AND LIABILITIES - NET--0.3%	1,148,878

		TOTAL NET ASSETS--100%	$351,282,851

Securities that are subject to the federal alternative minimum tax (AMT) represent 34.2% of the portfolio as calculated based on total portfolio market value (unaudited).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At October 31, 2003, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value (unaudited)

First Tier	Second Tier
100.00%	0.00%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At October 31, 2003, these securities amounted to $33,460,000 which represents 9.5% of total net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2003.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
COL	--Collateralized
EDA	--Economic Development Authority
FGIC	--Financial Guaranty Insurance Company
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB(s)	--Industrial Development Revenue Bond(s)
INS	--Insured
IRBs	--Industrial Revenue Bonds
LIQ(s)	--Liquidity Agreement(s)
LOC	--Letter of Credit
PCR	--Pollution Control Revenue
PUTTERs	--Puttable Tax Exempt Receipts
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2003

Assets:
Total investments in securities, at amortized cost and value		$350,133,973
Cash		661,675
Income receivable		642,537

TOTAL ASSETS		351,438,185

Liabilities:
Income distribution payable	$54,841
Payable for transfer agent and dividend disbursing agent fees and expenses (Note 5)	16,831
Payable for portfolio accounting fees (Note 5)	6,396
Payable for shareholder services fees (Note 5)	72,716
Accrued expenses	4,550

TOTAL LIABILITIES		155,334

Net assets for 351,289,231 shares outstanding		$351,282,851

Net Assets Consist of:
Paid in capital		$351,289,231
Accumulated net realized loss on investments		(6,508)
Undistributed net investment income		128

TOTAL NET ASSETS		$351,282,851

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$351,282,851 ÷ 351,289,231 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2003

Investment Income:
Interest			$4,793,215

Expenses:
Investment adviser fee (Note 5)		$1,863,900
Administrative personnel and services fee (Note 5)		280,331
Custodian fees		16,763
Transfer and dividend disbursing agent fees and expenses (Note 5)		70,024
Directors'/Trustees' fees		2,161
Auditing fees		11,869
Legal fees		15,904
Portfolio accounting fees (Note 5)		75,348
Shareholder services fee (Note 5)		931,950
Share registration costs		32,679
Printing and postage		12,180
Insurance premiums		2,352
Miscellaneous		241

TOTAL EXPENSES		3,315,702

Waivers (Note 5):
Waiver of investment adviser fee	$(1,191,580)
Waiver of transfer and dividend disbursing agent fees and expenses	(18,295)
Waiver of shareholder services fee	(37,278)

TOTAL WAIVERS		(1,247,153)

Net expenses			2,068,549

Net investment income			2,724,666

Net realized gain on investments			3,500

Change in net assets resulting from operations			$2,728,166

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,724,666	$3,797,071
Net realized gain (loss) on investments	3,500	(10,008)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,728,166	3,787,063

Distributions to Shareholders:
Distributions from net investment income	(2,724,538)	(3,797,071)

Share Transactions:
Proceeds from sale of shares	722,407,608	829,309,894
Net asset value of shares issued to shareholders in payment of distributions declared	1,825,508	2,502,971
Cost of shares redeemed	(766,884,413)	(738,823,011)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(42,651,297)	92,989,854

Change in net assets	(42,647,669)	92,979,846

Net Assets:
Beginning of period	393,930,520	300,950,674

End of period (including undistributed net investment income of $128 and $0, respectively).	$351,282,851	$393,930,520

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2003

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Alabama Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the income taxes imposed by the state of Alabama consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary. For the year ended October 31, 2003, all of the Fund's distributions were from tax exempt income.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At October 31, 2003, capital paid-in aggregated $351,289,231.

Transactions in shares were as follows:

Year Ended October 31	2003	2002
Shares sold	722,407,608	829,309,894
Shares issued to shareholders in payment of distributions declared	1,825,508	2,502,971
Shares redeemed	(766,884,413)	(738,823,011)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(42,651,297)	92,989,854

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2003 and 2002, was as follows:

	2003	2002
Tax-exempt income	$2,724,538	$3,797,071

As of October 31, 2003 the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$54,969

Capital loss carryforward	$ 6,508

At October 31, 2003, the Fund had a capital loss carryforward of $6,508, which will reduce the Fund's taxable income arising from the future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2004	$1,178

2006	$ 330

2010	$5,000

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement ("Agreement"), provided the Fund with administrative personnel and services. The fee paid to FServ is based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares.

On August 22, 2003 the Trustees approved a new Agreement. Effective November 1, 2003, Federated Administrative Services ("FAS") will provide the Fund with administrative personnel and services. The fee paid to FAS will be based on the aggregate daily net assets of all Federated funds as specified below.

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FServ and FAS may voluntarily choose to waive any portion of their fee. FServ and FAS can modify or terminate this voluntary waiver at any time at their sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Interfund Transactions

During the year ended October 31, 2003, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $471,634,000 and $496,554,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2003, 88.8% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 15.7% of total investments.

7. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (collectively, "Federated") along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and the Funds are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF ALABAMA MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of Alabama Municipal Cash Trust (one of the portfolios constituting Money Market Obligations Trust) (the "Trust") as of October 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Alabama Municipal Cash Trust of Money Market Obligations Trust at October 31, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
December 10, 2003

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises 41 portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; Golden Oak® Family of Funds--seven portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988	Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1998

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER Began serving: November 1998

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Mary Jo Ochson Birth Date: September 12, 1953 VICE PRESIDENT Began serving: November 1998

Mary Jo Ochson is Vice President of the Trust. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http//www.sec.gov.

Federated Investors
World-Class Investment Manager

Alabama Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N260

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

29504 (12/03)

Federated Investors
World-Class Investment Manager

Arizona Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

October 31, 2003

Institutional Service Shares

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006	0.011	0.027	0.036	0.027
Net realized loss on investments	--	(0.000)[1]	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.006	0.011	0.027	0.036	0.027

Less Distributions:
Distributions from net investment income	(0.006)	(0.011)	(0.027)	(0.036)	(0.027)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.64%	1.12%	2.77%	3.66%	2.76%

Ratios to Average Net Assets:

Expenses	0.64%	0.64%	0.64%	0.59%	0.58%

Net investment income	0.65%	1.10%	2.64%	3.61%	2.73%

Expense waiver/reimbursement[3]	0.40%	0.36%	0.42%	0.54%	0.95%

Supplemental Data:

Net assets, end of period (000 omitted)	$83,596	$109,815	$89,533	$70,798	$33,933

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

October 31, 2003

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.6%[1]
		Arizona--92.6%
$3,400,000		Apache County, AZ, IDA, (Series 1983B) Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York LOC)	$3,400,000
750,000		Apache County, AZ, IDA, (1983 Series A) Weekly VRDNs (Tucson Electric Power Co.)/(Toronto Dominion Bank LOC)	750,000
3,600,000		Arizona Health Facilities Authority, Pooled Loan Program Revenue Bonds (Series 1985B), Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase Bank LIQ)	3,600,000
7,221,000		Flagstaff, AZ, (Series 1999), Weekly VRDNs (Joy Cone Co.)/(Citizens Bank of Pennsylvania LOC)	7,221,000
400,000		Ganado Unified School District No. 20 of Apache County, AZ, (Series A), 2.00% Bonds (AMBAC INS), 7/1/2004	402,767
1,000,000		Gilbert, AZ, IDA, (Series 2003B), 2.00% Bonds, 7/1/2004	1,005,933
3,020,000	[2]	Maricopa County, AZ, Community College District, (PT-388), 0.97% TOBs (Merrill Lynch & Co., Inc. LIQ), Optional Tender 12/11/2003	3,020,000
3,500,000		Maricopa County, AZ, Unified School District No. 11, (Series 2003), 1.25% Bonds (FSA INS), 7/1/2004	3,502,300
3,740,000		Maricopa County, AZ, IDA, (Series 1984), Weekly VRDNs (Gannett Co., Inc.)	3,740,000
1,400,000		Maricopa County, AZ, IDA, (Series 1999), Weekly VRDNs (Redman Homes, Inc.)/(Wachovia Bank N.A. LOC)	1,400,000
1,535,000		Maricopa County, AZ, IDA, (Series 1999A), Daily VRDNs (Orangewood CCRC)/(BNP Paribas SA LOC)	1,535,000
1,750,000		Maricopa County, AZ, IDA, (Series 2000A), Weekly VRDNs (Las Gardenias Apartments, LP)/(FNMA LOC)	1,750,000
4,000,000		Maricopa County, AZ, IDA, San Angelin Apartments (Series 2003), 1.30% TOBs (Transamerica Life Insurance and Annuity Co.), Mandatory Tender 5/14/2004	4,000,000
4,000,000		Maricopa County, AZ, IDA, San Fernando Apartments (Series 2003), 1.20% TOBs (Transamerica Life Insurance and Annuity Co.), Mandatory Tender 6/14/2004	4,000,000
4,000,000		Phoenix, AZ,Civic Improvement Corp., Water System Revenue Bond Anticipation Notes, 0.95% CP (Dexia Credit Local LOC), Mandatory Tender 2/20/2004	4,000,000
1,000,000		Phoenix, AZ IDA, SFM, PT-1082, Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ)	1,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Arizona--continued
$1,300,000		Phoenix, AZ IDA, (Series 1998) Weekly VRDNs (Standard Printing Co., Inc.)/(Bank One N.A. (Chicago) LOC)	$1,300,000
4,300,000		Phoenix, AZ IDA, (Series 2000) Weekly VRDNs (Copper Palms Apartments)/(FHLMC LOC)	4,300,000
2,780,000		Phoenix, AZ IDA, (Series 2000), Weekly VRDNs (MechoShade West, Inc.)/(Bank One N.A. (Chicago) LOC)	2,780,000
3,555,000		Phoenix, AZ IDA, (Series 2002), Weekly VRDNs (Jewell McFarland Lewis Fresh Start Women's Resource Center)/(Bank of America N.A. LOC)	3,555,000
4,000,000		Phoenix, AZ IDA, PT-479, Weekly VRDNs (Sunset Ranch Apartments)/(FHLMC GTD)/(FHLMC LIQ)	4,000,000
1,770,000		Pima County, AZ, IDA, (Series 2000A), Weekly VRDNs (Broadway Proper Congregate)/(State Street Bank and Trust Co. LOC)	1,770,000
1,300,000		Pima County, AZ IDA, (Series 2002A), Weekly VRDNs (La Posada at Park Centre, Inc.)/(Lasalle Bank, N.A. LOC)	1,300,000
3,375,000		Pima County, AZ IDA, FR/RI-L21, (Series 2000), Weekly VRDNs (Tucson Electric Power Co.)/(FSA INS)/(Lehman Brothers, Inc. LIQ)	3,375,000
2,771,000		Pima County, AZ, IDA, SFM, Roaring Fork (Series 1999-6), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	2,771,000
2,100,000		Pinal County, AZ IDA, (Series 2002), Weekly VRDNs (D.A. Holdings LLC)/(Wells Fargo Bank Minnesota N.A. LOC)	2,100,000
425,000		Pinal County, AZ Unified School District No.21, 2.00% Bonds (FSA INS), 7/1/2004	427,598
2,450,000	[2]	Tempe, AZ IDA, PT-466, 0.97% TOBs (Elliot's Crossing Apartments)/(FHLMC GTD)/(FHLMC. LIQ), Optional Tender 12/11/2003	2,450,000
2,950,000		Tucson, AZ IDA, Multifamily Housing Revenue Bonds (Series 2002A) Weekly VRDNs (Quality Apartment Living, LLC)/(FNMA LOC)	2,950,000

		TOTAL	77,405,598

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Puerto Rico--7.0%
$5,845,000		Puerto Rico Public Finance Corp., PUTTERs (Series 272) Weekly VRDNs (J.P. Morgan Chase Bank LIQ)/(J.P. Morgan Chase Bank LOC)	$5,845,000

		TOTAL INVESTMENTS--99.6% (AT AMORTIZED COST)[3]	83,250,598

		OTHER ASSETS AND LIABILITIES -- NET--0.4%	345,556

		TOTAL NET ASSETS--100%	$83,596,154

Securities that are subject to the federal alternative minimum tax (AMT) represent 38.1% of the portfolio as calculated based upon total portfolio market value (unaudited).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At October 31, 2003, the portfolio securities were rated as follows:

Tier Rating Percentage Based on Total Market Value (unaudited)

First Tier	Second Tier
100.0%	0.0%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At October 31, 2003, these securities amounted to $5,470,000 which represents 6.5% of total net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2003.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
CP	--Commercial Paper
FGIC	--Financial Guaranty Insurance Company
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
IDA	--Industrial Development Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
PUTTERs	--Puttable Tax Exempt Receipts
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2003

Assets:
Total investments in securities, at amortized cost and value		$83,250,598
Cash		236,842
Income receivable		169,222
Receivable for shares sold		87

TOTAL ASSETS		83,656,749

Liabilities:
Payable for shares redeemed	$17,707
Income distribution payable	16,536
Payable for transfer agent and dividend disbursing agent fees and expenses (Note 5)	3,323
Payable for portfolio accounting fees (Note 5)	3,510
Payable for shareholder services fees (Note 5)	18,274
Accrued expenses	1,245

TOTAL LIABILITIES		60,595

Net assets for 83,596,668 shares outstanding		$83,596,154

Net Assets Consist of:
Paid in capital		$83,596,668
Accumulated net realized loss on investments		(503)
Distributions in excess of net investment income		(11)

TOTAL NET ASSETS		$83,596,154

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$83,596,154 ÷ 83,596,668 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2003

Investment Income:
Interest			$1,229,249

Expenses:
Investment adviser fee (Note 5)		$476,356
Administrative personnel and services fee (Note 5)		125,000
Custodian fees		5,001
Transfer and dividend disbursing agent fees and expenses (Note 5)		43,726
Directors'/Trustees' fees		1,130
Auditing fees		12,170
Legal fees		13,095
Portfolio accounting fees (Note 5)		39,518
Shareholder services fee (Note 5)		238,178
Share registration costs		23,886
Printing and postage		7,282
Insurance premiums		1,605
Miscellaneous		536

TOTAL EXPENSES		987,483

Waivers (Note 5):
Waiver of investment adviser fee	$(369,755)
Waiver of transfer and dividend disbursing agent fees and expenses	(3,325)

TOTAL WAIVERS		(373,080)

Net expenses			614,403

Net investment income			$614,846

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$614,846	$1,103,431
Net realized loss on investments	--	(503)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	614,846	1,102,928

Distributions to Shareholders:
Distributions from net investment income	(614,857)	(1,103,431)

Share Transactions:
Proceeds from sale of shares	396,294,609	433,585,064
Net asset value of shares issued to shareholders in payment of distributions declared	282,401	448,449
Cost of shares redeemed	(422,795,630)	(413,751,325)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(26,218,620)	20,282,188

Change in net assets	(26,218,631)	20,281,685

Net Assets:
Beginning of period	109,814,785	89,533,100

End of period (including distributions in excess of net investment income of $(11) and $0, respectively)	$83,596,154	$109,814,785

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2003

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Arizona Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax and Arizona income taxes consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary. For the year ended October 31, 2003, all of the Fund's distributions were from tax exempt income.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the `Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At October 31, 2003, capital paid-in aggregated $83,596,668.

Transactions in shares were as follows:

Year Ended October 31	2003	2002
Shares sold	396,294,609	433,585,064
Shares issued to shareholders in payment of distributions declared	282,401	448,449
Shares redeemed	(422,795,630)	(413,751,325)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(26,218,620)	20,282,188

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2003 and 2002 was as follows:

	2003	2002
Tax-exempt income	$614,857	$1,103,431

As of October 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$16,525

Capital loss carryforward	$503

At October 31, 2003, the Fund had a capital loss carryforward of $503, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2007	$179

2009	$324

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement ("Agreement"), provided the Fund with administrative personnel and services. The fee paid to FServ is based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares.

On August 22, 2003 the Trustees approved a new Agreement. Effective November 1, 2003, Federated Administrative Services ("FAS") will provide the Fund with administrative personnel and services. The fee paid to FAS will be based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FServ and FAS may voluntarily choose to waive any portion of their fee. FServ and FAS can modify or terminate this voluntary waiver at any time at their sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Interfund Transactions

During the year ended October 31, 2003, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $219,766,000 and $229,544,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2003, 68.8% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 8.8% of total investments.

7. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and the Funds are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF ARIZONA MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Arizona Municipal Cash Trust (one of the portfolios constituting Money Market Obligations Trust), (the "Trust"), as of October 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from the brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Arizona Municipal Cash Trust of Money Market Obligations Trust at October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
December 10, 2003

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises 41 portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; Golden Oak® Family of Funds--seven portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988	Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1998

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER Began serving: November 1998

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Mary Jo Ochson Birth Date: September 12, 1953 VICE PRESIDENT Began serving: November 1998

Mary Jo Ochson is Vice President of the Trust. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http//www.sec.gov.

Federated Investors
World-Class Investment Manager

Arizona Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N450

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

29365 (12/03)

Federated Investors
World-Class Investment Manager

California Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

October 31, 2003

Institutional Service Shares
Institutional Shares
Cash II Shares

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

BOARD OF TRUSTEES AND TRUST OFFICERS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.007	0.010	0.025	0.032	0.027
Net realized gain (loss) on investments	0.000 [1]	(0.000)[1]	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.007	0.010	0.025	0.032	0.027

Less Distributions:
Distributions from net investment income	(0.007)	(0.010)	(0.025)	(0.032)	(0.027)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.68%	1.05%	2.53%	3.28%	2.71%

Ratios to Average Net Assets:

Expenses	0.50%	0.50%	0.50%	0.50%	0.50%

Net investment income	0.66%	1.04%	2.49%	3.22%	2.68%

Expense waiver/reimbursement[3]	0.40%	0.38%	0.39%	0.39%	0.41%

Supplemental Data:

Net assets, end of period (000 omitted)	$761,556	$577,402	$642,248	$575,278	$482,813

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.009	0.013	0.028	0.034	0.029
Net realized gain (loss) on investments	0.000 [1]	(0.000)[1]	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.009	0.013	0.028	0.034	0.029

Less Distributions:
Distributions from net investment income	(0.009)	(0.013)	(0.028)	(0.034)	(0.029)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.93%	1.30%	2.79%	3.54%	2.97%

Ratios to Average Net Assets:

Expenses	0.25%	0.25%	0.25%	0.25%	0.25%

Net investment income	0.92%	1.29%	2.68%	3.47%	2.93%

Expense waiver/reimbursement[3]	0.65%	0.63%	0.64%	0.64%	0.66%

Supplemental Data:

Net assets, end of period (000 omitted)	$235,223	$238,836	$304,037	$103,476	$74,370

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Cash II Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended October 31,		Period Ended [1]
	2003	2002	10/31/2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.005	0.009	0.020
Net realized gain (loss) on investments	0.000 [2]	(0.000)[2]	--

TOTAL FROM INVESTMENT OPERATIONS	0.005	0.009	0.020

Less Distributions:
Distributions from net investment income	(0.005)	(0.009)	(0.020)

Net Asset Value, End of Period	$1.00	$1.00	$1.00

Total Return[3]	0.53%	0.90%	2.00%

Ratios to Average Net Assets:

Expenses	0.65%	0.65%	0.60%[4]

Net investment income	0.53%	0.88%	1.96%[4]

Expense waiver/reimbursement[5]	0.45%	0.43%	0.49%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$232,288	$259,540	$52,493

1 Reflects operations for the period December 15, 2000 to October 31, 2001.

2 Represents less than $0.001.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

October 31, 2003

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.9%[1]
		California--92.0%
$8,300,000		ABAG Finance Authority for Non-Profit Corporations Weekly VRDNs (Lucile Salter Packard Children's Hospital at Stanford)/(AMBAC INS)/(Bayerische Landesbank Girozentrale LIQ)	$8,300,000
8,010,000		ABAG Finance Authority for Non-Profit Corporations, (Series 1998), Weekly VRDNs (The Harker School Foundation)/(U.S. Bank N.A., Cincinnati LOC)	8,010,000
9,150,000		ABAG Finance Authority for Non-Profit Corporations, (Series 2000), Weekly VRDNs (Episcopal Homes Foundation)/(Wells Fargo Bank, N.A., LOC)	9,150,000
2,000,000		ABAG Finance Authority for Non-Profit Corporations, (Series 2002A), Weekly VRDNs (Hamlin School)/(BNP Paribas SA LOC)	2,000,000
3,700,000		ABAG Finance Authority for Non-Profit Corporations, (Series 1999), Weekly VRDNs (Marin Academy)/(Allied Irish Banks PLC LOC)	3,700,000
19,205,000		ABN AMRO MuniTOPS Certificates Trust (California Non-AMT)/ (Series 1998-10), Weekly VRDNs (San Diego, CA Water Utility Fund)/ (FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	19,205,000
6,500,000		ABN AMRO MuniTOPS Certificates Trust (California Non-AMT)/ (Series 1998-17), Weekly VRDNs (Sacramento County, CA Airport System)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	6,500,000
12,000,000		ABN AMRO MuniTOPS Certificates Trust (California Non-AMT)/ (Series 1998-25), Weekly VRDNs (Los Angeles, CA Wastewater System)/ (FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	12,000,000
14,000,000		ABN AMRO MuniTOPS Certificates Trust (California Non-AMT)/ (Series 1999-7), Weekly VRDNs (Los Angeles, CA Unified School District)/ (MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	14,000,000
16,356,000	[2]	ABN AMRO MuniTOPS Certificates Trust (California Non-AMT)/ (Series 1999-8), 1.12% TOBs (Contra Costa, CA Water District)/(FGIC INS)/ (ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 7/21/2004	16,356,000
19,330,000		ABN AMRO MuniTOPS Certificates Trust (California Non-AMT)/(Series 2002-11), Weekly VRDNs (North Orange County, CA Community College District)/ (MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	19,330,000
7,000,000		Acalanes, CA Union High School District, 2.00% TRANs, 6/30/2004	7,049,056
14,300,000		Butte County, CA Office of Education, 2.00% TRANs, 9/24/2004	14,420,464
4,600,000		California Educational Facilities Authority, (Series 2001B), Weekly VRDNs (Loyola Marymount University)/(MBIA Insurance Corp. INS)/(Allied Irish Banks PLC LIQ)	4,600,000
15,745,000	[2]	California Educational Facilities Authority, Floater Certificates (Series 2000-487), 1.15% TOBs (Stanford University)/(Morgan Stanley LIQ), Optional Tender 10/21/2004	15,745,000
3,575,000		California HFA, Variable Rate Certificates (Series 1998E), Weekly VRDNs (Bank of America N.A. LIQ)	3,575,000
5,895,000		California Health Facilities Financing Authority, (Series 1998), Weekly VRDNs (Southern California Presbyterian Homes)/(MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)	5,895,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		California--continued
$20,000,000		California Infrastructure & Economic Development Bank, (Series 2001), 1.08% CP (Salvation Army)/(Bank of America N.A. LOC), Mandatory Tender 1/28/2004	$20,000,000
7,000,000		California Infrastructure & Economic Development Bank, (Series 2002: Academy of Motion Picture Arts and Sciences) Weekly VRDNs (The Vine Street Archive Foundation)/(AMBAC INS)/(J.P. Morgan Chase Bank LIQ)	7,000,000
4,000,000		California Infrastructure & Economic Development Bank, (Series 2003A), Weekly VRDNs (SRI International)/(Wells Fargo Bank, N.A. LOC)	4,000,000
20,000,000		California School Cash Reserve Program Authority, (Series 2003 A), 2.00% TRANs (AMBAC INS), 7/6/2004	20,137,882
3,300,000		California State Department of Water Resources Power Supply Program, (PT-748) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	3,300,000
7,500,000		California State Department of Water Resources Power Supply Program, (Series 2002 C-1), Weekly VRDNs (Dexia Credit Local LOC)	7,500,000
5,400,000		California State Department of Water Resources Power Supply Program, (Series 2002 C-2), Weekly VRDNs (AMBAC INS)/(WestLB AG LIQ)	5,400,000
9,500,000		California State Department of Water Resources Power Supply Program, (Series 2002 C-3), Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase Bank LIQ)	9,500,000
11,650,000		California State Department of Water Resources Power Supply Program, (Series 2002 C-7), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ)	11,650,000
63,200,000		California State Department of Water Resources Power Supply Program, (Series 2002 C-9), Weekly VRDNs (Citibank N.A., New York LOC)	63,200,000
3,825,000	[2]	California State Department of Water Resources Power Supply Program, (Series 2003 FR/RI-L11), 1.10% TOBs (MBIA Insurance Corp. INS)/(Lehman Brothers Holdings, Inc. LIQ), Optional Tender 11/19/2003	3,825,000
15,000,000	[2]	California State Department of Water Resources Power Supply Program, (Series 2003 FR/RI-L13), 1.10% TOBs (XL Capital Assurance Inc. INS)/(Lehman Brothers Holdings, Inc. LIQ), Optional Tender 11/19/2003	15,000,000
5,487,500		California State Department of Water Resources Power Supply Program, Floater Certificates (Series 2001-765), Weekly VRDNs (AMBAC INS)/(Morgan Stanley LIQ)	5,487,500
2,700,000		California State Public Works Board, Variable Rate Certificates (Series 2000B), Weekly VRDNs (Regents of University of California)/ (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)	2,700,000
5,000,000		California State, (PA -1164) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	5,000,000
17,625,000		California State, (Series 2003 FR/RI-L19J) Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	17,625,000
20,000,000		California State, (Series 2003-04 A-6), 2.00% RANs (DePfa Bank PLC LOC), 6/23/2004	20,118,975
9,730,000		California State, Austin Trust (Series 2002B), Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ)	9,730,000
9,130,000		California State, MERLOTS (Series 2002-A17), Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)	9,130,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		California--continued
$9,375,000	[2]	California State, RAWs (Series 2003 FR/RI-F11J), 1.10% TOBs (Lehman Brothers Holdings, Inc. SWP), Optional Tender 12/16/2003	$9,375,000
5,625,000	[2]	California State, RAWs (Series 2003 FR/RI-F8J), 0.95% TOBs (Lehman Brothers Holdings, Inc. SWP), Mandatory Tender 12/17/2003	5,625,000
10,675,000		California State, Roaring Fork (Series 2001-1), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ)	10,675,000
10,840,000		California State, Trust Receipts (Series 1997 SG 90), Weekly VRDNs (MBIA Insurance Corp. INS)/(Societe Generale, Paris LIQ)	10,840,000
4,015,000		California Statewide Communities Development Authority, (Series 2000), Weekly VRDNs (Institute for Defense Analyses)/(AMBAC INS)/(Wachovia Bank N.A. LIQ)	4,015,000
2,455,000		California Statewide Communities Development Authority, (Series 2000A), Weekly VRDNs (Nonprofits' Insurance Alliance of California)/(BNP Paribas SA LOC)	2,455,000
11,750,000		California Statewide Communities Development Authority, (Series 2001), Weekly VRDNs (Robert Louis Stevenson School)/(Allied Irish Banks PLC LOC)	11,750,000
10,000,000		California Statewide Communities Development Authority, (Series 2001), Weekly VRDNs (The Center for Early Education)/(Allied Irish Banks PLC LOC)	10,000,000
18,445,000		California Statewide Communities Development Authority, (Series 2001: Country Crest) Weekly VRDNs (Lake Oroville Country Retirement)/(Bank of New York LOC)	18,445,000
10,000,000		California Statewide Communities Development Authority, (Series 2001A), 1.38% TOBs (Kaiser Permanente), Optional Tender 1/2/2004	10,000,000
7,000,000		California Statewide Communities Development Authority, (Series 2001B), 1.00% TOBs (Kaiser Permanente), Optional Tender 7/1/2004	7,000,000
10,000,000		California Statewide Communities Development Authority, (Series 2003: Cathedral High School) Weekly VRDNs (Catholic Secondary Education-Diocese of San Diego, Inc.)/(Allied Irish Banks PLC LOC)	10,000,000
11,400,000		California Statewide Communities Development Authority, (Series 2003B), Weekly VRDNs (Kaiser Permanente)	11,400,000
4,000,000		California Statewide Communities Development Authority, (Series 2003C), Weekly VRDNs (Kaiser Permanente)	4,000,000
17,000,000		California Statewide Communities Development Authority, (Series B), Weekly VRDNs (Kaiser Permanente)	17,000,000
4,715,000		California Statewide Communities Development Authority, MERLOTS, (Series 1999E), Weekly VRDNs (Sutter Health)/(FSA INS)/(Wachovia Bank N.A. LIQ)	4,715,000
18,305,000	[2]	California Statewide Communities Development Authority, PT-483, 1.12% TOBs (Whispering Winds Apartments)/(FHLMC GTD)/(FHLMC LIQ), Optional Tender 3/18/2004	18,305,000
7,185,000		California Statewide Communities Development Authority, Roaring Forks (Series 2001-H), Weekly VRDNs (Orange Tree Apartments)/(GNMA COL)/(Bank of New York LIQ)	7,185,000
8,005,000		Clipper Tax-Exempt Certificates Trust (California Non-AMT)/(Series A), Weekly VRDNs (California HFA)/(MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ)	8,005,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		California--continued
$4,940,000		Compton, CA Solid Waste Management Facilities, (Series 2000), Weekly VRDNs (Union Bank of California LOC)	$4,940,000
2,100,000		Dry Creek, CA Joint Elementary School District, 2.00% TRANs, 10/10/2004	2,118,554
21,420,000		Encinitas, CA Community Facilities District, (Series 2000 FR/RI A5), Weekly VRDNs (Encinitas Ranch Public Improvements)/(Bayerische Hypotheken-und Vereinsbank AG LIQ)/(United States Treasury PRF)	21,420,000
19,705,000		Fremont, CA Public Finance Authority, (Series 2001), Weekly VRDNs (Fremont, CA)/(Bank of Nova Scotia, Toronto LOC)	19,705,000
7,100,000		Fresno, CA, (Series 2000C), Weekly VRDNs (Trinity Healthcare Credit Group)	7,100,000
13,727,705		Koch Floating Rate Trust (California Non-AMT)/(Series 1999-2), Weekly VRDNs (AMBAC, MBIA Insurance Corp. INS and State Street Bank and Trust Co. LIQ)	13,727,705
22,090,000		Livermore, CA Capital Projects Financing Authority, 2002 Variable Rate Demand Certificates of Participation Weekly VRDNs (Livermore, CA)/(AMBAC INS)/(Dexia Credit Local LIQ)	22,090,000
1,480,000		Loomis, CA Union School District, 2.00% TRANs, 10/10/2004	1,493,076
19,995,000		Los Angeles County, CA Metropolitan Transportation Authority, (Series 2001-JPMC2), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase & Co. LIQ)	19,995,000
23,355,000		Los Angeles County, CA Metropolitan Transportation Authority, Municipal Securities Trust Receipts (Series 1998-CMC2), Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase & Co. LIQ)	23,355,000
3,305,000	[2]	Los Angeles, CA Community College District, ROCs (Series 71), 1.00% TOBs (MBIA Insurance Corp. INS)/(Citigroup Global Markets Holdings, Inc. LIQ), Optional Tender 6/17/2004	3,305,000
13,330,000		Los Angeles, CA Unified School District, (Series 2002-JPMC2), Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase & Co. LIQ)	13,330,000
9,425,000		Los Angeles, CA Unified School District, AUSTIN (Series 2003A), Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ)	9,425,000
8,485,000		Los Angeles, CA Unified School District, ROCs (Series 35), Weekly VRDNs (FGIC INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	8,485,000
20,200,000		Los Angeles, CA, (1985 Series K), Weekly VRDNs (Mayer Warner Center Ltd.)/(FNMA LOC)	20,200,000
12,500,000		Metropolitan Water District of Southern California, MERLOTS, (Series 1999 O), Weekly VRDNs (Wachovia Bank N.A. LIQ)	12,500,000
13,800,000		Metropolitan Water District of Southern California, PUTTERs (Series 116), Weekly VRDNs (J.P. Morgan Chase Bank LIQ)	13,800,000
16,800,000		Monterey Peninsula, CA Water Management District, Wastewater Reclaimation Weekly VRDNs (Bank of America N.A. LOC)	16,800,000
13,500,000		Northern California Power Agency, Trust Receipts (Series 1999 SSP-35), Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank LIQ)	13,500,000
3,300,000		Oakland, CA, MERLOTS (Series 2000M), Weekly VRDNs (1800 Harrison Foundation)/(AMBAC INS)/(Wachovia Bank N.A. LIQ)	3,300,000
6,000,000		Oceanside, CA Community Development Commission, (Series 1985: Shadow Way Apartments), Weekly VRDNs (Wasatch Pool Holdings LLC)/(FNMA LOC)	6,000,000
12,318,954		PBCC LeaseTOPS Trust (California Non-AMT)/(Series 1998-1), Weekly VRDNs (AMBAC INS)/(Pitney Bowes Credit Corp. LIQ)	12,318,954
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		California--continued
$5,914,240		PBCC LeaseTOPS Trust (California Non-AMT)/(Series 1999-1), Weekly VRDNs (AMBAC INS)/(Pitney Bowes Credit Corp. LIQ)	$5,914,240
4,000,000		Pasadena, CA, Historical Rehabilitation Variable Rate Demand Revenue Bonds (Series 1984), Weekly VRDNs (BW&C/Dodsworth)/(Wells Fargo Bank, N.A. LOC)	4,000,000
9,400,000		Peninsula Corridor Joint Powers Board, CA, (Series 2003-B), 1.27% GANs, 6/30/2004	9,416,578
12,100,000		Peninsula Corridor Joint Powers Board, CA, (Series 2003-C), 1.45% GANs, 9/3/2004	12,132,058
8,655,000		Riverside, CA, Municipal Securities Trust Receipts (Series 1998-CMC5), Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase & Co. LIQ)	8,655,000
6,770,000		Riverside, CA, PT-477 Weekly VRDNs (Sierra Pines Apartments)/(FHLMC GTD)/(FHLMC LIQ)	6,770,000
6,900,000		Rocklin, CA Unified School District, 2.00% TRANs, 10/10/2004	6,962,258
6,400,000		Roseville, CA City School District, 2.00% TRANs, 10/10/2004	6,457,747
5,900,000		Roseville, CA Joint Union High School District, 2.00% TRANs, 10/10/2004	5,953,235
5,000,000		Sacramento County, CA Public Facilities Financing Corp., (Series 1985B), Weekly VRDNs (Woodbridge - 301 LLC)/(Bank One N.A. (Chicago) LOC)	5,000,000
2,600,000		Sacramento County, CA Sanitation District, MERLOTS (Series 2000 SSS), Weekly VRDNs (Wachovia Bank N.A. LIQ)/(United States Treasury PRF)	2,600,000
16,000,000		Sacramento, CA Municipal Utility District, MERLOTS (Series 2000 A10), Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)	16,000,000
3,980,000		Sacramento, CA Municipal Utility District, Variable Certificates (Series 2002M), Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ)	3,980,000
17,350,000	[2]	San Bernardino County, CA, PT-478, 1.12% TOBs (Woodview Apartments)/(FHLMC GTD)/(FHLMC LIQ), Optional Tender 3/18/2004	17,350,000
35,415,000		San Diego, CA Housing Authority, PT-501 Weekly VRDNs (Mirada at La Jolla Colony Apartments)/(Danske Bank A/S LIQ)/(Danske Bank A/S LOC)	35,415,000
6,000,000		San Diego, CA Water Authority, Piper Certificates (Series 2002I), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ)	6,000,000
4,000,000		San Diego, CA, Trust Receipts (Series 2001 FR/RI - L2), Weekly VRDNs (San Diego Gas & Electric)/(FSA INS)/(Lehman Brothers, Inc. LIQ)	4,000,000
16,500,000		San Francisco, CA Redevelopment Finance Agency, (1992 Series B-1), Weekly VRDNs (Fillmore Center Projects Corp.)/(Credit Suisse First Boston LOC)	16,500,000
3,000,000		San Francisco, CA Redevelopment Finance Agency, (Series 1985A), Weekly VRDNs (Bayside Village Associates)/(Bank One N.A. (Chicago) LOC)	3,000,000
9,500,000		San Francisco, CA Redevelopment Finance Agency, (Series 1985B), Weekly VRDNs (Bayside Village Associates)/(Bank One N.A. (Chicago) LOC)	9,500,000
5,800,000		San Francisco, CA Redevelopment Finance Agency, (Series 1992 A-1), Weekly VRDNs (Fillmore Center Projects Corp.)/(Credit Suisse First Boston LOC)	5,800,000
2,685,000		San Jose, CA Airport, ROCs (Series 2004), Weekly VRDNs (FSA INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	2,685,000
6,700,000		Santa Paula, CA Public Financing Authority, (Series 1996), Weekly VRDNs (Santa Paula, CA Water System)/(Union Bank of California LOC)	6,700,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		California--continued
$19,880,000	[2]	Southern California Public Power Authority, MERLOTS (Series 2002 A-62), 1.35% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/24/2003	$19,880,000
5,000,000		Sunnyvale, CA School District, 2.00% TRANs, 6/30/2004	5,035,372
2,210,000		Tahoe Truckee, CA Unified School District, MERLOTS (Series 2001-A72), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	2,210,000
5,560,000		Temecula, CA Public Financing Authority, (Series 2002-A), Weekly VRDNs (Community Facilities District No. 01-2 (Harveston))/(Bank of America N.A. LOC)	5,560,000
1,000,000		Upland, CA Community Redevelopment Agency, (Series 1999A: Northwoods 168), Weekly VRDNs (NU-168 Apartments LLC)/(FNMA LOC)	1,000,000
4,900,000		Vallejo, CA, (Water System Revenue Bonds: Series 2001A), Weekly VRDNs (KBC Bank N.V. LOC)	4,900,000
18,000,000		Vernon, CA, (Series 2003B: Malburg Generating Station), Weekly VRDNs (Vernon, CA Electric System)/(J.P. Morgan Chase Bank LOC)	18,000,000
4,785,000		West Basin, CA Municipal Water District, (Series 1997-B), Weekly VRDNs (Bayerische Hypotheken-und Vereinsbank AG LOC)	4,785,000
4,060,000		West Basin, CA Municipal Water District, (Series 1997-C), Weekly VRDNs (Bayerische Hypotheken-und Vereinsbank AG LOC)	4,060,000
4,900,000		Western Placer, CA Unified School District, 2.00% TRANs, 10/10/2004	4,943,291

		TOTAL	1,131,002,945

		Puerto Rico--7.9%
3,994,500		Commonwealth of Puerto Rico, (Series 2002-746d), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	3,994,500
3,500,000		Commonwealth of Puerto Rico, PUTTERs (Series 349), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase & Co. LIQ)	3,500,000
13,450,000	[2]	Puerto Rico Commonwealth Infrastructure Financing Authority, Floater Certificates (Series 1998-139), 1.10% TOBs (AMBAC INS)/(Morgan Stanley LIQ), Optional Tender 6/10/2004	13,450,000
19,490,000	[2]	Puerto Rico Highway and Transportation Authority, Floater Certificates 2001-586, 1.05% TOBs (FSA INS)/(Morgan Stanley LIQ), Optional Tender 7/8/2004	19,490,000
10,625,000		Puerto Rico Industrial, Medical & Environmental PCA, (1983 Series A), 1.75% TOBs (Merck & Co., Inc.), Optional Tender 12/1/2003	10,625,000
14,995,000		Puerto Rico Public Finance Corp., Class A Certificates (Series 2002-195), Weekly VRDNs (AMBAC INS)/(Bear Stearns Cos., Inc. LIQ)	14,995,000
17,945,000		Puerto Rico Public Finance Corp., Floater Certificates (Series 2002-705d), Weekly VRDNs (AMBAC INS)/(Morgan Stanley LIQ)	17,945,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Puerto Rico--continued
$7,300,000		Puerto Rico Public Finance Corp., PA-552 Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ)	$7,300,000
6,000,000		Puerto Rico Public Finance Corp., PUTTERs (Series 272), Weekly VRDNs (J.P. Morgan Chase Bank LIQ)/(J.P. Morgan Chase Bank LOC)	6,000,000

		TOTAL	97,299,500

		TOTAL INVESTMENTS--99.9% (AT AMORTIZED COST)[3]	1,228,302,445

		OTHER ASSETS AND LIABILITIES -- NET--0.1%	764,493

		TOTAL NET ASSETS--100%	$1,229,066,938

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At October 31, 2003, the portfolio securities were rated as follows:

Tier Rating Percentage Based on Total Market Value (unaudited)

First Tier	Second Tier
100.0%	0.0%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At October 31, 2003, these securities amounted to $157,706,000 which represents 12.8% of total net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2003.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
COL	--Collateralized
CP	--Commercial Paper
FGIC	--Financial Guaranty Insurance Company
FHLMC	--Federal Home Loan Mortgage Corp
FNMA	-- Federal National Mortgage Association
FSA	--Financial Security Assurance
GANs	--Grant Anticipation Notes
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
INS	--Insured
LIQ(s)	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCA	--Pollution Control Authority
PRF	--Prerefunded
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
RAWs	-- Revenue Anticipation Warrants
ROCs	--Reset Option Certificates
SWP	--Swap Agreement
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2003

Assets:
Total investments in securities, at amortized cost and value		$1,228,302,445
Cash		91,005
Income receivable		2,779,187
Receivable for shares sold		637,406

TOTAL ASSETS		1,231,810,043

Liabilities:
Payable for shares redeemed	$2,242,555
Income distribution payable	181,425
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	21,013
Payable for Directors'/ Trustees' fees	304
Payable for portfolio accounting fees (Note 5)	14,326
Payable for distribution services fee (Note 5)	31,877
Payable for shareholder services fee (Note 5)	225,506
Accrued expenses	26,099

TOTAL LIABILITIES		2,743,105

Net assets for 1,229,088,167 shares outstanding		$1,229,066,938

Net Assets Consist of:
Paid in capital		$1,229,088,132
Accumulated net realized loss on investments		(21,135)
Distributions in excess of net investment income		(59)

TOTAL NET ASSETS		$1,229,066,938

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$761,556,281 ÷ 761,568,227 shares outstanding		$1.00

Institutional Shares:
$235,222,667 ÷ 235,229,541 shares outstanding		$1.00

Cash II Shares:
$232,287,990 ÷ 232,290,399 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2003

Investment Income:
Interest			$13,476,971

Expenses:
Investment adviser fee (Note 5)		$5,768,166
Administrative personnel and services fee (Note 5)		867,532
Custodian fees		51,499
Transfer and dividend disbursing agent fees and expenses (Note 5)		525,416
Directors'/Trustees' fees		9,246
Auditing fees		13,338
Legal fees		18,262
Portfolio accounting fees (Note 5)		151,585
Distribution services fee--Cash II Shares (Note 5)		509,693
Shareholder services fee--Institutional Service Shares (Note 5)		1,679,689
Shareholder services fee--Institutional Shares (Note 5)		567,279
Shareholder services fee--Cash II Shares (Note 5)		637,116
Share registration costs		85,552
Printing and postage		33,795
Insurance premiums		2,579
Miscellaneous		3,042

TOTAL EXPENSES		10,923,789

Waivers (Note 5):
Waiver of investment adviser fee	$(4,554,841)
Waiver of distribution services fee--Cash II Shares	(127,423)
Waiver of shareholder services fee--Institutional Shares	(567,279)
Waiver of transfer and dividend disbursing agent fees and expenses	(34,560)

TOTAL WAIVERS		(5,284,103)

Net expenses			5,639,686

Net investment income			7,837,285

Net realized gain on investments			26,352

Change in net assets resulting from operations			$7,863,637

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,837,285	$12,070,166
Net realized gain (loss) on investments	26,352	(47,522)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,863,637	12,022,644

Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(4,402,500)	(6,571,067)
Institutional Shares	(2,091,403)	(3,842,625)
Cash II Shares	(1,343,441)	(1,656,474)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(7,837,344)	(12,070,166)

Share Transactions:
Proceeds from sale of shares	4,443,377,602	5,171,404,258
Net asset value of shares issued to shareholders in payment of distributions declared	5,425,680	7,104,903
Cost of shares redeemed	(4,295,541,266)	(5,101,460,442)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	153,262,016	77,048,719

Change in net assets	153,288,309	77,001,197

Net Assets:
Beginning of period	1,075,778,629	998,777,432

End of period (including distributions in excess of net investment income of $(59) and $0, respectively)	$1,229,066,938	$1,075,778,629

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2003

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of California Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Service Shares, Institutional Shares and Cash II Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of California consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuations

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary. For the year ended October 31, 2003, all of the Fund's distributions were from tax exempt income.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At October 31, 2003, capital paid-in aggregated $1,229,088,132.

Transactions in shares were as follows:

Year Ended October 31	2003	2002
Institutional Service Shares:
Shares sold	3,126,210,397	3,262,785,648
Shares issued to shareholders in payment of distributions declared	3,389,560	5,073,746
Shares redeemed	(2,945,463,209)	(3,332,675,717)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	184,136,748	(64,816,323)

Year Ended October 31	2003	2002
Institutional Shares:
Shares sold	846,538,514	1,271,103,724
Shares issued to shareholders in payment of distributions declared	698,468	381,636
Shares redeemed	(850,857,101)	(1,336,672,769)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(3,620,119)	(65,187,409)

Year Ended October 31	2003	2002
Cash II Shares:
Shares sold	470,628,691	637,514,886
Shares issued to shareholders in payment of distributions declared	1,337,652	1,649,521
Shares redeemed	(499,220,956)	(432,111,956)

NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(27,254,613)	207,052,451

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	153,262,016	77,048,719

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to a prior year expired capital loss carryforward.

For the year ended October 31, 2003, permanent differences identified and reclassified among the components of net assets were as follows:

Paid-In Capital	Accumulated Net Realized Loss
$(35)	$35

Net investment income, unrealized gains (losses), as disclosed on the Statement of Operations and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2003 and 2002, was as follows:

	2003	2002
Tax-exempt income	$7,837,344	$12,070,166

As of October 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$181,366

Capital loss carryforward	$ 21,135

At October 31, 2003, the Fund had a capital loss carryforward of $21,135, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2010.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement ("Agreement"), provided the Fund with administrative personnel and services. The fee paid to FServ is based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares.

On August 22, 2003 the Trustees approved a new Agreement. Effective November 1, 2003, Federated Administrative Services ("FAS") will provide administrative personnel and services. The fee paid to FAS will be based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FServ and FAS may voluntarily choose to waive any portion of their fee. FServ and FAS can modify or terminate this voluntary waiver at any time at their sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Cash II Shares. The Plan provides that the Fund may incur distribution expenses up to 0.20% of the average daily net assets of Cash II Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Interfund Transactions

During the year ended October 31, 2003, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,610,589,000 and $1,392,225,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2003, 76.0% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 18.6% of total investments.

7. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and the Funds are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF CALIFORNIA MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of California Municipal Cash Trust (one of the portfolios constituting Money Market Obligations Trust), (the "Trust"), as of October 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from the brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of California Municipal Cash Trust of Money Market Obligations Trust at October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
December 10, 2003

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Trust. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises 41 portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; Golden Oak® Family of Funds--seven portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988	Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1998

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER Began serving: November 1998

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Mary Jo Ochson Birth Date: September 12, 1953 VICE PRESIDENT Began serving: November 1998

Mary Jo Ochson is Vice President of the Trust. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Trust's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

Federated Investors
World-Class Investment Manager

California Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N179
Cusip 60934N369
Cusip 60934N351

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

29366 (12/03)

Federated Investors
World-Class Investment Manager

Connecticut Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

October 31, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

BOARD OF TRUSTEES AND TRUST OFFICERS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.005	0.009	0.025	0.033	0.026
Net realized gain (loss) on investments	0.000 [1]	(0.000)[1]	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.005	0.009	0.025	0.033	0.026

Less Distributions:
Distributions from net investment income	(0.005)	(0.009)	(0.025)	(0.033)	(0.026)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.49%	0.90%	2.55%	3.37%	2.64%

Ratios to Average Net Assets:

Expenses	0.67%	0.67%	0.65%	0.60%	0.60%

Net investment income	0.49%	0.90%	2.53%	3.33%	2.60%

Expense waiver/reimbursement[3]	0.23%	0.22%	0.25%	0.30%	0.30%

Supplemental Data:

Net assets, end of period (000 omitted)	$306,669	$297,748	$276,936	$254,673	$279,135

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

October 31, 2003

Principal Amount			Value
		SHORT-TERM MUNICIPALS--100.3%[1]
		Connecticut--89.0%
$6,000,000		Bridgeport, CT, 1.40% BANs, 1/15/2004	$6,003,635
3,200,000		Connecticut Development Authority Health Care Revenue Weekly VRDNs (Corporation for Independent Living)/(J.P. Morgan Chase Bank LOC)	3,200,000
2,200,000		Connecticut Development Authority Health Care Revenue (Series 1993A), Weekly VRDNs (Corporation for Independent Living)/(Dexia Credit Local LOC)	2,200,000
5,970,000		Connecticut Development Authority Health Care Revenue (Series 1999), Weekly VRDNs (Corporation for Independent Living)/(Dexia Credit Local LOC)	5,970,000
720,000		Connecticut Development Authority Weekly VRDNs (Banta Associates)/(HSBC Bank USA LOC)	720,000
1,365,000		Connecticut Development Authority (Series 1997), Weekly VRDNs (Porcelen Ltd., CT LLC)/(U.S. Bank N.A., Cincinnati LOC)	1,365,000
6,100,000		Connecticut Development Authority (Series 1997A), Weekly VRDNs (Bradley Airport Hotel)/(KBC Bank N.V. LOC)	6,100,000
3,000,000		Connecticut Development Authority (Series 1997B), Weekly VRDNs (Bradley Airport Hotel)/(J.P. Morgan Chase Bank LOC)	3,000,000
900,000		Connecticut Development Authority (Series 1997C), Weekly VRDNs (Bradley Airport Hotel)/(Fleet National Bank LOC)	900,000
1,390,000		Connecticut Development Authority (Series 1999), Weekly VRDNs (Pierce Memorial Baptist Home, Inc.)/(Lasalle Bank, N.A. LOC)	1,390,000
7,000,000		Connecticut Development Authority (Series 1999), 0.90% CP (New England Power Co.), Mandatory Tender 1/28/2004	7,000,000
3,100,000		Connecticut Development Authority (Series 2001), Weekly VRDNs (Learjet, Inc.)/(Bank of America N.A. LOC)	3,100,000
1,725,000		Connecticut Development Authority (Series 2001), Weekly VRDNs (Loracon LLC)/(Wachovia Bank N.A. LOC)	1,725,000
1,240,000		Connecticut Development Authority (Series 2003), Weekly VRDNs (Atlas Container Corp. Project)/(Lasalle Bank, N.A. LOC)	1,240,000
13,500,000	[2]	Connecticut State Airport (Series 2003 FR/RI-L47J), 1.10% TOBs (Bradley International Airport)/(FGIC INS)/(Lehman Brothers Holdings, Inc. LIQ), Optional Tender 12/3/2003	13,500,000
4,970,000	[2]	Connecticut State Airport, Floaters PA-826R, 1.20% TOBs (Bradley International Airport)/(FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 1/5/2004	4,970,000
4,845,000		Connecticut State Clean Water Fund, PA-547R Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	4,845,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Connecticut--continued
$3,000,000		Connecticut State HEFA (Series 2000A), Weekly VRDNs (Gaylord Hospital)/(Fleet National Bank LOC)	$3,000,000
3,260,000		Connecticut State HEFA (Series A), Weekly VRDNs (Academy of Our Lady of Mercy Lauralton Hall)/(Allied Irish Banks PLC LOC)	3,260,000
7,400,000		Connecticut State HEFA (Series A), Weekly VRDNs (Boys & Girls Club of Greenwich)/(Allied Irish Banks PLC LOC)	7,400,000
4,300,000		Connecticut State HEFA (Series A), Weekly VRDNs (Ethel Walker School)/ (Allied Irish Banks PLC LOC)	4,300,000
2,200,000		Connecticut State HEFA (Series A), Weekly VRDNs (Forman School Issue)/(Fleet National Bank LOC)	2,200,000
2,300,000		Connecticut State HEFA (Series A), Weekly VRDNs (Hotchkiss School)/ (Northern Trust Co., Chicago, IL LIQ)	2,300,000
1,000,000		Connecticut State HEFA (Series A), Weekly VRDNs (Pomfret School)/(Fleet National Bank LOC)	1,000,000
2,800,000		Connecticut State HEFA (Series A), Weekly VRDNs (The Whitby School)/ (Bank of New York LOC)	2,800,000
1,280,000		Connecticut State HEFA (Series A), Weekly VRDNs (United Methodist Home of Sharon, Inc.)/(Wachovia Bank N.A. LOC)	1,280,000
3,000,000		Connecticut State HEFA (Series A), Weekly VRDNs (Washington Montessori School)/(Wachovia Bank N.A. LOC)	3,000,000
3,200,000		Connecticut State HEFA (Series B), Weekly VRDNs (Hartford Hospital)/ (Fleet National Bank LOC)	3,200,000
8,555,000		Connecticut State HEFA (Series C), Weekly VRDNs (Charlotte Hungerforld Hospital)/(Fleet National Bank LOC)	8,555,000
1,480,000		Connecticut State HEFA (Series J), Weekly VRDNs (Middlesex Hospital)/(Wachovia Bank N.A. LOC)	1,480,000
10,335,000		Connecticut State HEFA (Series S), 0.95% CP (Yale University), Mandatory Tender 1/20/2004	10,335,000
2,000,000		Connecticut State HFA (Series 2002 D-2), Weekly VRDNs (AMBAC INS)/ (Federal Home Loan Bank of Boston LIQ)	2,000,000
7,000,000		Connecticut State HFA (Series B-4), Weekly VRDNs (AMBAC INS)/(Federal Home Loan Bank of Boston LIQ)	7,000,000
845,000		Connecticut State HFA, MERLOTS (Series 2000 BB), Weekly VRDNs (Wachovia Bank N.A. LIQ)	845,000
9,000,000	[2]	Connecticut State HFA, Variable Rate Certificates (Series 1998S), 1.15% TOBs (Bank of America N.A. LIQ), Optional Tender 9/2/2004	9,000,000
12,995,000	[2]	Connecticut State HFA, Variable Rate Certificates (Series 1998T), 1.20% TOBs (Bank of America N.A. LIQ), Optional Tender 9/2/2004	12,995,000
9,315,000		Connecticut State Resource Recovery Authority, PUTTERs (Series 187Z), Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank LIQ)	9,315,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Connecticut--continued
$5,500,000		Connecticut State Transportation Infrastructure Authority (Series 2000-1), Weekly VRDNs (FGIC INS)/(Dexia Credit Local LIQ)	$5,500,000
7,475,000		Connecticut State (Series 2001A), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	7,475,000
17,200,000		Connecticut State (Series 2001 - JPMC4), Daily VRDNs (J.P. Morgan Chase & Co. LIQ)	17,200,000
4,815,000		Connecticut State, Austin Trust (Series 2002A), Weekly VRDNs (FSA INS)/ (Bank of America N.A. LIQ)	4,815,000
6,785,000		Connecticut State, PUTTERs (Series 320), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)	6,785,000
6,000,000		Connecticut State, Second Lien Special Tax Obligation Refunding Bonds, Transportation Infrastructure Purposes (Series 2003-1), Weekly VRDNs (AMBAC INS)/(WestLB AG LIQ)	6,000,000
4,000,000	[2]	Connecticut State (Series 2000-515), 1.20% TOBs (Morgan Stanley LIQ), Optional Tender 3/25/200	4,000,000
1,011,000		Granby, CT, 2.00% BANs, 2/19/2004	1,013,704
4,800,000		Hartford, CT Redevelopment Authority Weekly VRDNs (Underwood Towers)/(FSA INS)/(Societe Generale, Paris LIQ)	4,800,000
5,825,000		Madison, CT, 1.75% BANs, 3/18/2004	5,840,194
6,660,000		New Britain, CT (Series 1999), Weekly VRDNs (AMBAC INS)/(Bank of Nova Scotia, Toronto LIQ)	6,660,000
6,000,000		New Britain, CT (Series 2000B), Weekly VRDNs (AMBAC INS)/(Bank of Nova Scotia, Toronto LIQ)	6,000,000
5,000,000		New Britain, CT, 2.25% BANs, 4/8/2004	5,024,266
4,500,000		North Canaan, CT Housing Authority (Series 2001), Weekly VRDNs (Geer Woods, Inc.)/(Wachovia Bank N.A. LOC)	4,500,000
2,850,000		Plainfield, CT, 2.00% BANs, 4/15/2004	2,861,131
530,000		Regional School District No. 15, CT, 3.00% Bonds (FGIC INS), 2/1/2004	532,500
5,000,000		Seymour, CT, 2.00% BANs, 1/29/2004	5,010,465
3,585,000		Shelton, CT Housing Authority (Series 1998), Weekly VRDNs (Crosby Commons)/(Wachovia Bank N.A. LOC)	3,585,000
1,750,000		Stamford, CT, 2.50% Bonds, 11/1/2004	1,775,025
6,075,000		Tolland, CT, 1.50% BANs, 12/10/2003	6,079,047
5,000,000		University of Connecticut (Series A), 2.00% Bonds, 2/15/2004	5,013,575

		TOTAL	272,963,542

		Puerto Rico--11.3%
1,375,000	[2]	Commonwealth of Puerto Rico (Series 2003 FR/RI-L16), 1.10% TOBs (MBIA Insurance Corp. INS)/(Lehman Brothers Holdings, Inc. LIQ), Optional Tender 11/19/2003	1,375,000
1,298,500		Commonwealth of Puerto Rico (Series 2002-746d), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	1,298,500
8,500,000		Commonwealth of Puerto Rico, PUTTERs (Series 349), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase & Co. LIQ)	8,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Puerto Rico--continued
$6,000,000	[2]	Puerto Rico Commonwealth Infrastructure Financing Authority, Floater Certificates (Series 1998-139), 1.10% TOBs (AMBAC INS)/(Morgan Stanley LIQ), Optional Tender 6/10/2004	$6,000,000
2,995,000		Puerto Rico Electric Power Authority, TOCs (Series 2002-1), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ)	2,995,000
3,970,000		Puerto Rico Highway and Transportation Authority, MERLOTS (Series 2000-FFF) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	3,970,000
4,480,000	[2]	Puerto Rico Housing Finance Authority (Series 2003 FR/RI-L30J), 1.25% TOBs (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ), Optional Tender 12/17/2003	4,480,000
6,000,000		Puerto Rico Public Finance Corp., PUTTERs (Series 272Z), Weekly VRDNs (J.P. Morgan Chase Bank LIQ)/(J.P. Morgan Chase Bank LOC)	6,000,000

		TOTAL	34,618,500

		TOTAL INVESTMENTS--100.3% (AT AMORTIZED COST)[3]	307,582,042

		OTHER ASSETS AND LIABILITIES -- NET--(0.3)%	(912,706)

		TOTAL NET ASSETS--100%	$306,669,336

Securities that are subject to the federal alternative minimum tax (AMT) represent 12.5% of the portfolio as calculated based upon total portfolio market value (unaudited).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At October 31, 2003, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value (unaudited)

First Tier	Second Tier
96.8%	2.0%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At October 31, 2003, these securities amounted to $56,320,000 which represents 18.4% of total net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2003.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PUTTERs	--Puttable Tax Exempt Receipts
TOBs	--Tender Option Bonds
TOCs	--Tender Option Certificates
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2003

Assets:
Total investments in securities, at amortized cost and value		$307,582,042
Cash		123,554
Income receivable		887,386
Receivable for shares sold		79,314

TOTAL ASSETS		308,672,296

Liabilities:
Payable for investments purchased	$1,775,268
Payable for shares redeemed	127,005
Income distribution payable	38,313
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	9,827
Payable for portfolio accounting fees (Note 5)	5,675
Payable for shareholder services fee (Note 5)	37,878
Accrued expenses	8,994

TOTAL LIABILITIES		2,002,960

Net assets for 306,676,491 shares outstanding		$306,669,336

Net Assets Consist of:
Paid in capital		$306,676,403
Accumulated net realized loss on investments		(7,043)
Distributions in excess of net investment income		(24)

TOTAL NET ASSETS		$306,669,336

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$306,669,336 ÷ 306,676,491 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2003

Investment Income:
Interest			$3,688,290

Expenses:
Investment adviser fee (Note 5)		$1,579,067
Administrative personnel and services fee (Note 5)		237,492
Custodian fees		14,270
Transfer and dividend disbursing agent fees and expenses (Note 5)		86,846
Directors'/Trustees' fees		2,488
Auditing fees		12,469
Legal fees		12,295
Portfolio accounting fees (Note 5)		70,741
Shareholder services fee (Note 5)		789,534
Share registration costs		22,233
Printing and postage		16,365
Insurance premiums		1,787
Miscellaneous		626

TOTAL EXPENSES		2,846,213

Waivers (Note 5):
Waiver of investment adviser fee	$(358,096)
Waiver of shareholder services fee	(347,395)
Waiver of transfer and dividend disbursing agent fees and expenses	(9,298)

TOTAL WAIVERS		(714,789)

Net expenses			2,131,424

Net investment income			1,556,866

Net realized gain on investments			8,810

Change in net assets resulting from operations			$1,565,676

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,556,866	$2,813,063
Net realized gain (loss) on investments	8,810	(15,853)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,565,676	2,797,210

Distributions to Shareholders:
Distributions from net investment income	(1,556,890)	(2,813,063)

Share Transactions:
Proceeds from sale of shares	820,417,679	879,655,170
Net asset value of shares issued to shareholders in payment of distributions declared	796,288	1,282,499
Cost of shares redeemed	(812,301,219)	(860,109,557)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	8,912,748	20,828,112

Change in net assets	8,921,534	20,812,259

Net Assets:
Beginning of period	297,747,802	276,935,543

End of period (including distributions in excess of net investment income of $(24) and $0, respectively)	$306,669,336	$297,747,802

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2003

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Connecticut Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax and Connecticut dividend and interest income tax consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary. For the year ended October 31, 2003, all of the Fund's distributions were from tax exempt income.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At October 31, 2003, capital paid-in aggregated $306,676,403.

Transactions in shares were as follows:

Year Ended October 31	2003	2002
Shares sold	820,417,679	879,655,170
Shares issued to shareholders in payment of distributions declared	796,288	1,282,499
Shares redeemed	(812,301,219)	(860,109,557)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	8,912,748	20,828,112

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2003 and 2002, was as follows:

	2003	2002
Tax-exempt income	$1,556,890	$2,813,063

As of October 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$38,290

Capital loss carryforward	$7,043

At October 31, 2003, the Fund had a capital loss carryforward of $7,043, which will reduce the Fund's taxable income arising from the future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2010.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement ("Agreement"), provided the Fund with administrative personnel and services. The fee paid to FServ is based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares.

On August 22, 2003 the Trustees approved a new Agreement. Effective November 1, 2003, Federated Administrative Services ("FAS") will provide the Fund with administrative personnel and services. The fee paid to FAS will be based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FServ and FAS may voluntarily choose to waive any portion of their fee. FServ and FAS can modify or terminate this voluntary waiver at any time at their sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Interfund Transactions

During the year ended October 31, 2003, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $374,725,000 and $364,675,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2003, 59.1% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 10.9% of total investments.

7. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and the Funds are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF CONNECTICUT MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Connecticut Municipal Cash Trust (one of the portfolios constituting Money Market Obligations Trust), (the "Trust"), as of October 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from the brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Connecticut Municipal Cash Trust of Money Market Obligations Trust at October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
December 10, 2003

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises 41 portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; Golden Oak® Family of Funds--seven portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988	Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1998

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER Began serving: November 1998

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Mary Jo Ochson Birth Date: September 12, 1953 VICE PRESIDENT Began serving: November 1998

Mary Jo Ochson is Vice President of the Trust. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

Federated Investors
World-Class Investment Manager

Connecticut Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N559

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

29367 (12/03)

Federated Investors
World-Class Investment Manager

Florida Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

October 31, 2003

Institutional Shares
Cash II Shares

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

BOARD OF TRUSTEES AND TRUST OFFICERS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights --Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.007	0.012	0.028	0.036	0.028
Net realized gain (loss) on investments	0.000 [1]	(0.000)[1]	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.007	0.012	0.028	0.036	0.028

Less Distributions:
Distributions from net investment income	(0.007)	(0.012)	(0.028)	(0.036)	(0.028)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.66%	1.16%	2.87%	3.70%	2.79%

Ratios to Average Net Assets:

Expenses	0.63%	0.64%	0.65%	0.59%	0.58%

Net investment income	0.64%	1.12%	2.83%	3.63%	2.76%

Expense waiver/reimbursement[3]	0.17%	0.15%	0.15%	0.20%	0.27%

Supplemental Data:

Net assets, end of period (000 omitted)	$247,742	$220,597	$205,177	$189,580	$136,841

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Cash II Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.004	0.009	0.026	0.034	0.024
Net realized gain (loss) on investments	0.000 [1]	(0.000)[1]	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.004	0.009	0.026	0.034	0.024

Less Distributions:
Distributions from net investment income	(0.004)	(0.009)	(0.026)	(0.034)	(0.024)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.39%	0.90%	2.62%	3.43%	2.53%

Ratios to Average Net Assets:

Expenses	0.89%	0.90%	0.90%	0.85%	0.86%

Net investment income	0.36%	0.74%	2.73%	3.20%	2.52%

Expense waiver/reimbursement[3]	0.16%	0.14%	0.15%	0.19%	0.24%

Supplemental Data:

Net assets, end of period (000 omitted)	$85,650	$77,280	$104,872	$112,603	$216,926

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

October 31, 2003

Principal Amount			Value
		SHORT-TERM MUNICIPALS--101.4%[1]
		Alaska--0.6%
$2,000,000		Valdez, AK Marine Terminal, (1994 Series C), 2.00% TOBs (Phillips Transportation Alaska, Inc.)/(ConocoPhillips GTD), Optional Tender 1/1/2004	$2,001,637

		Arizona--0.8%
2,500,000		Maricopa County, AZ, IDA, San Fernando Apartments (Series 2003), 1.20% TOBs (Transamerica Life Insurance and Annuity Co.) 6/14/2004	2,500,000

		California--1.8%
3,750,000	[2]	California State, RAWs (Series 2003 FR/RI-F11J), 1.10% TOBs (Lehman Brothers Holdings, Inc. SWP), Optional Tender 12/16/2003	3,750,000
2,250,000	[2]	California State, RAWs (Series 2003 FR/RI-F8J), 0.95% TOBs (Lehman Brothers Holdings, Inc. SWP), Mandatory Tender 12/17/2003	2,250,000

		TOTAL	6,000,000

		Colorado--0.1%
220,000		Denver (City & County), CO, SFM, Roaring Fork (Series 1999-4), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	220,000

		Florida--78.6%
1,500,000		ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT)/ (Series 1998-9), Weekly VRDNs (Florida State Board of Education Capital Outlay)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	1,500,000
2,720,000		ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT)/ (Series 1999-11), Weekly VRDNs (Tampa Bay, FL Water Utility System)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	2,720,000
10,500,000		ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT)/ (Series 2002-24), Weekly VRDNs (Escambia County, FL)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	10,500,000
4,000,000		Alachua County, FL, IDRBs (Series 1997), Weekly VRDNs (Florida Rock Industries, Inc.)/(Bank of America N.A. LOC)	4,000,000
10,555,000	[2]	Brevard County, FL HFA, (PT-472), 0.95% TOBs (Palm Place Apartments)/(FHLMC GTD)/(FHLMC LIQ), Optional Tender 6/10/2004	10,555,000
2,395,000		Brevard County, FL Weekly VRDNs (Greywater Investments)/(Huntington National Bank, Columbus, OH LOC)	2,395,000
2,225,000		Broward County, FL, IDRB (Series 1993), Weekly VRDNs (American Whirlpool Products Corp. Project)/(SouthTrust Bank of Alabama, Birmingham LOC)	2,225,000
900,000		Broward County, FL, IDRBs (Series 1997,) Weekly VRDNs (Fast Real Estate Partners Ltd.)/(SunTrust Bank LOC)	900,000
40,371,000		Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 1999-5), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	40,371,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Florida--continued
$1,500,000		Coconut Creek, FL, (Series 2002), Weekly VRDNs (Elite Aluminum Corp.)/(Bank of America N.A. LOC)	$1,500,000
1,070,000		Coral Springs, FL, (Series 1996), Weekly VRDNs (Royal Plastics Group Ltd.)/(SunTrust Bank LOC)	1,070,000
1,550,000		Dade County, FL IDA, IDRBs (Series 1996A), Weekly VRDNs (U.S. Holdings, Inc.)/(Wachovia Bank N.A. LOC)	1,550,000
5,395,000		Dade County, FL Water & Sewer System Weekly VRDNs (FGIC INS)/(Lloyds TSB Bank PLC, London LIQ)	5,395,000
2,710,000	[2]	Escambia County, FL HFA, Variable Rate Cerificates (Series 2002-B), 1.15% TOBs (GNMA COL)/(Bank of America N.A. LIQ), Optional Tender 4/8/2004	2,710,000
2,170,000		Escambia County, FL HFA, Variable Rate Certificate (Series 2001-C), Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ)	2,170,000
5,325,000		Escambia County, FL Utilities Authority, (PT-2003), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	5,325,000
2,905,000		Eustis Health Facilities Authority, FL, (Series 1985), Weekly VRDNs (Waterman Medical Center)/(SunTrust Bank LOC)	2,905,000
4,000,000		Eustis Health Facilities Authority, FL, (Series 1992), Weekly VRDNs (Florida Hospital/Waterman, Inc.)/(SunTrust Bank LOC)	4,000,000
9,205,000		Florida Higher Educational Facilities Financing Authority, (Series 2002,) Weekly VRDNs (Saint Leo University, FL)/(Amsouth Bank N.A., Birmingham LOC)	9,205,000
8,000,000		Florida HFA, (1985 Series SS), Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co., Chicago, IL LOC)	8,000,000
3,160,000		Florida HFA, Trust Receipts, (Series 1998 FR/RI-12), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ)	3,160,000
7,990,000		Florida Housing Finance Corp., MERLOTS (Series 1998B), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	7,990,000
5,355,000	[2]	Florida Housing Finance Corp., (PT-481), 1.30% TOBs (Oaks at Mill Creek Apartments)/(FHLMC GTD)/(FHLMC LIQ), Optional Tender 7/2/2004	5,355,000
9,785,000		Florida State Board of Education Capital Outlay, ROCs (Series 1014), Weekly VRDNs (Florida State)/(Citigroup Global Markets Holdings, Inc. LIQ)	9,785,000
4,705,000		Florida State Board of Education Capital Outlay, ROCs (Series 162,) Weekly VRDNs (Florida State)/(Citigroup Global Markets Holdings, Inc. LIQ)	4,705,000
4,000,000		Florida State Department of Environmental Protection, (Series 2001-637), Weekly VRDNs (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ)	4,000,000
492,500		Florida State Department of Environmental Protection, Floater Certificates (Series 2001-722), Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ)	492,500
4,995,000	[2]	Fort Myers, FL Utilities Revenue, (Series 1998-168), 1.00% TOBs (FGIC INS)/(Morgan Stanley LIQ), Optional Tender 6/17/2004	4,995,000
2,500,000		Greater Orlando (FL) Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(Textron, Inc. GTD)	2,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Florida--continued
$4,100,000		Greater Orlando (FL) Aviation Authority, Adjustable Rate (Series 1997), 1.15% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 12/1/2003	$4,100,000
7,000,000		Highlands County, FL Health Facilities Authority, (Series 1996A,) Weekly VRDNs (Adventist Health System)/(MBIA Insurance Corp. INS)/(Bank One N.A. (Chicago) LIQ)	7,000,000
2,490,000		Hillsborough County, FL Aviation Authority, (PT-1841) Weekly VRDNs (MBIA Insurance Corp. INS)/(WestLB AG LIQ)	2,490,000
5,000,000		Hillsborough County, FL IDA Weekly VRDNs (Ringhaver Equipment Co.)/(SunTrust Bank LOC)	5,000,000
1,150,000		Hillsborough County, FL IDA, IDRBs (Series 1996), Weekly VRDNs (VIGO Importing Co. Project)/(Bank of America N.A. LOC)	1,150,000
455,000		Hillsborough County, FL IDA, Variable Rate Demand IDRBs (Series 1996), Weekly VRDNs (Trident Yacht Building Partnership Project)/(Wachovia Bank N.A. LOC)	455,000
2,995,000		Hillsborough County, FL IDA, Variable Rate IDRBs (Series 1998), Weekly VRDNs (SIFCO Industries, Inc.)/(National City Bank, Ohio LOC)	2,995,000
2,400,000		Indian River County, FL, IDRBs (Series 1997), Weekly VRDNs (Ocean Spray Cranberries, Inc.)/(Wachovia Bank N.A. LOC)	2,400,000
2,700,000		Jacksonville, FL IDA, (Series 1996), Weekly VRDNs (Portion Pac, Inc.)/(Heinz (H.J.) Co. GTD)	2,700,000
3,250,000		Lee County, FL Solid Waste System, (Series 2003 FR/RI-L24J), Weekly VRDNs (MBIA Insurance Corp. INS)/(Lehman Brothers Holdings, Inc. LIQ)	3,250,000
4,000,000		Liberty County, FL, (Series 2000), Weekly VRDNs (Sunshine State Cypress, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	4,000,000
1,450,000		Lynn Haven, FL, (Series 1998A), Weekly VRDNs (Merrick Industries, Inc.)/(Regions Bank, Alabama LOC)	1,450,000
1,000,000		Manatee County, FL HFA, (1990 Series A), Weekly VRDNs (Harbour Pointe)/(Credit Suisse First Boston LOC)	1,000,000
4,675,000		Manatee County, FL, (Series 1998 A), Weekly VRDNs (CFI Manufacturing, Inc. Project)/(Huntington National Bank, Columbus, OH LOC)	4,675,000
2,190,000		Manatee County, FL, (Series 1998) Weekly VRDNs (Mader Electric, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	2,190,000
2,400,000		Martin County, FL IDA, Tender Industrial Revenue Bonds (Series 1986), Weekly VRDNs (Tampa Farm Service, Inc. Project)/(SunTrust Bank LOC)	2,400,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Florida--continued
$750,000		Okeechobee County, FL, (Series 1992), Weekly VRDNs (Chambers Waste Systems)/(J.P. Morgan Chase Bank LOC)	$750,000
3,790,000		Orange County, FL HFA, Variable Rate Certificates (Series 1997G), Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ)	3,790,000
8,260,000		Orlando, FL Housing Authority, Roaring Forks (Series 2003-7), Weekly VRDNs (West Oaks Apartments)/(FNMA GTD)/(Bank of New York LIQ)	8,260,000
5,975,000		Orlando, FL Utilities Commission, ROCs (Series 1040), Weekly VRDNs (Citigroup Global Markets Holdings, Inc. LIQ)	5,975,000
30,000		Palm Beach County, FL, (Series 2002), Weekly VRDNs (Palm Beach Community College Foundation, Inc.)/(Bank of America N.A. LOC)	30,000
2,935,000		Pinellas County Industry Council, FL Weekly VRDNs (Loulourgas Properties)/(Wachovia Bank N.A. LOC)	2,935,000
1,458,000		Pinellas County Industry Council, FL, IDRB (Series 1995), Weekly VRDNs (ATR International Inc., Project)/(Wachovia Bank N.A. LOC)	1,458,000
2,825,000		Polk County, FL IDA, (Series 1999), Weekly VRDNs (Norman Family Partnership)/(Huntington National Bank, Columbus, OH LOC)	2,825,000
6,200,000		St. Lucie County, FL PCR, (Series 2000), Daily VRDNs (Florida Power & Light Co.)	6,200,000
3,260,000		St. Petersburg, FL HFA Weekly VRDNs (Florida Blood Services, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	3,260,000
4,500,000		St. Petersburg, FL HFA, (Series 1997), Weekly VRDNs (Manorah Manor)/(SunTrust Bank LOC)	4,500,000
300,000		Sumter County, FL IDA Weekly VRDNs (Great Southern Wood Preserving Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	300,000
3,300,000		Tamarac, FL, IDRB (Series 1995), Weekly VRDNs (Arch Aluminum & Glass Co., Inc. Project)/(Comerica Bank LOC)	3,300,000
2,995,000		Tampa Bay, FL Water Utility System, MERLOTS (Series 2001-A130), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	2,995,000
3,000,000		Tampa Bay, FL Water Utility System, Variable Rate Certificates (Series 2001-N), Weekly VRDNs (FGIC INS)/(Bank of America N.A. LIQ)	3,000,000
1,125,000		Volusia County, FL IDA Weekly VRDNs (Crane Cams)/(Deutsche Bank AG LOC)	1,125,000
2,100,000		Wakulla County, FL IDA Weekly VRDNs (Winco Utilities, Inc. Project)/(Bank of America N.A. LOC)	2,100,000

		TOTAL	262,036,500

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Indiana--3.8%
$10,000,000		Hamilton, IN Southeastern Schools, 2.00% TANs, 12/31/2003	$10,011,355
1,030,000		Poseyville, IN, (Series 1998 B), Weekly VRDNs (North America Green, Inc.)/(Harris Trust & Savings Bank, Chicago LOC)	1,030,000
1,715,000		Poseyville, IN, (Series 1998-A), Weekly VRDNs (North America Green, Inc.)/(Harris Trust & Savings Bank, Chicago LOC)	1,715,000

		TOTAL	12,756,355

		Kansas--1.0%
3,255,000		Sedgwick & Shawnee Counties, KS, Variable Rate Certificates (Series 1999W), Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ)	3,255,000

		Maryland--0.4%
1,500,000		Maryland State Economic Development Corp., (Series 1996), Weekly VRDNs (Shire US, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	1,500,000

		Minnesota--1.5%
4,900,000		Stillwater, MN Independent School District No. 834, 1.50% TRANs (Minnesota State GTD), 8/24/2004	4,917,634

		Mississippi--0.5%
1,500,000		Mississippi Home Corp., (Series 1997), Weekly VRDNs (Windsor Park Apartments)/(SouthTrust Bank of Alabama, Birmingham LOC)	1,500,000

		Pennsylvania--3.0%
5,000,000		Erie County, PA, 2.50% TRANs, 12/15/2003	5,005,351
5,000,000		Erie, PA City School District, 1.75% TRANs, 6/30/2004	5,021,298

		TOTAL	10,026,649

		Texas--4.5%
15,000,000		Texas State, 2.00% TRANs, 8/31/2004	15,107,653

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Washington--1.6%
$5,305,000	[2]	Washington State Public Power Supply System, MERLOTS (Series 2000 A19), 1.55% TOBs (Energy Northwest, WA)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	$5,305,000

		West Virginia--0.9%
3,000,000		Grant County, WV County Commission, Solid Waste Disposal Revenue Bonds (Series 1996), 1.10% CP (Virginia Electric & Power Co.), Mandatory Tender 11/18/2003	3,000,000

		Wisconsin--2.3%
3,000,000		Menomonie, WI Area School District, 1.80% TRANs, 9/3/2004	3,015,394
4,750,000		Merrill Area, WI Common Public School District, 1.75% TRANs, 9/30/2004	4,774,384

		TOTAL	7,789,778

		TOTAL INVESTMENTS--101.4% (AT AMORTIZED COST)[3]	337,916,206

		OTHER ASSETS AND LIABILITIES - NET--(1.4)%	(4,524,974)

		TOTAL NET ASSETS--100%	$333,391,232

Securities that are subject to the federal alternative minimum tax (AMT) represent 38.4% of the portfolio as calculated based upon total portfolio market value (unaudited).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At October 31, 2003, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value (unaudited)

First Tier	Second Tier
96.3%	3.7%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At October 31, 2003, these securities amounted to $34,920,000 which represents 10.5% of total net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2003.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
COL	--Collateralized
CP	--Commercial Paper
FGIC	--Financial Guaranty Insurance Company
FHLMC	--Federal Home Loan Mortgage Corp.
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDRB(s)	--Industrial Development Revenue Bond(s)
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCR	--Pollution Control Revenue
RAWs	--Revenue Anticipation Warrants
ROCs	--Reset Option Certificates
SFM	--Single Family Mortgage
SWP	--Swap Agreement
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2003

Assets:
Total investments in securities, at amortized cost and value		$337,916,206
Cash		1,000,439
Income receivable		850,088
Receivable for investments sold		140,000
Receivable for shares sold		166,977

TOTAL ASSETS		340,073,710

Liabilities:
Payable for investments purchased	$5,399,878
Payable for shares redeemed	1,086,417
Income distribution payable	83,331
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	11,408
Payable for portfolio accounting fees (Note 5)	8,563
Payable for distribution services fee (Note 5)	15,553
Payable for shareholder services fee (Note 5)	60,808
Accrued expenses	16,520

TOTAL LIABILITIES		6,682,478

Net assets for 333,391,658 shares outstanding		$333,391,232

Net Assets Consist of:
Paid in capital		$333,391,658
Accumulated net realized loss on investments		(306)
Distributions in excess of net investment income		(120)

TOTAL NET ASSETS		$333,391,232

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$247,741,615 ÷ 247,736,807 shares outstanding		$1.00

Cash II Shares:
$85,649,617 ÷ 85,654,851 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2003

Investment Income:
Interest			$5,400,781

Expenses:
Investment adviser fee (Note 5)		$1,707,760
Administrative personnel and services fee (Note 5)		321,059
Custodian fees		18,104
Transfer and dividend disbursing agent fees and expenses (Note 5)		130,283
Directors'/Trustees' fees		3,185
Auditing fees		13,126
Legal fees		11,109
Portfolio accounting fees (Note 5)		89,908
Distribution services fee--Cash II Shares (Note 5)		460,028
Shareholder services fee--Institutional Shares (Note 5)		607,322
Shareholder services fee--Cash II Shares (Note 5)		460,028
Share registration costs		47,635
Printing and postage		24,706
Insurance premiums		1,676
Miscellaneous		1,733

TOTAL EXPENSES		3,897,662

Waivers (Note 5):
Waiver of investment adviser fee	$(450,674)
Waiver of transfer and dividend disbursing agent fees and expenses	(19,053)
Waiver of distribution services fee--Cash II Shares	(92,006)
Waiver of shareholder services fee--Institutional Shares	(145,758)

TOTAL WAIVERS		(707,491)

Net expenses			3,190,171

Net investment income			2,210,610

Net realized gain on investments			1,017

Change in net assets resulting from operations			$2,211,627

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,210,610	$3,815,266
Net realized gain (loss) on investments	1,017	(1,323)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,211,627	3,813,943

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,572,296)	(2,392,213)
Cash II Shares	(638,434)	(1,423,053)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,210,730)	(3,815,266)

Share Transactions:
Proceeds from sale of shares	1,713,156,691	1,942,617,671
Net asset value of shares issued to shareholders in payment of distributions declared	733,088	1,281,781
Cost of shares redeemed	(1,678,376,303)	(1,956,069,787)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	35,513,476	(12,170,335)

Change in net assets	35,514,373	(12,171,658)

Net Assets:
Beginning of period	297,876,859	310,048,517

End of period (including distributions in excess of net investment income of $(120) and $0, respectively)	$333,391,232	$297,876,859

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2003

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Florida Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Cash II Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax consistent with stability of principal and liquidity and to maintain an investment portfolio that will cause its Shares to be exempt from the Florida state intangibles tax.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary. For the year ended October 31, 2003, all of the Fund's distributions were from tax exempt income.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

At October 31, 2003 capital paid-in aggregated $333,391,658.

Transactions in shares were as follows:

Year Ended October 31	2003	2002
Institutional Shares:
Shares sold	681,867,147	939,006,527
Shares issued to shareholders in payment of distributions declared	571,570	1,023,184
Shares redeemed	(655,305,511)	(924,602,969)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	27,133,206	15,426,742

Year Ended October 31	2003	2002
Cash II Shares:
Shares sold	1,031,289,544	1,003,611,144
Shares issued to shareholders in payment of distributions declared	161,518	258,597
Shares redeemed	(1,023,070,792)	(1,031,466,818)

NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	8,380,270	(27,597,077)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	35,513,476	(12,170,335)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2003 and 2002, was as follows:

	2003	2002
Tax exempt income	$2,210,730	$3,815,266

As of October 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed tax exempt income	$83,211

Capital loss carryforward	$306

At October 31, 2003, the Fund had a capital loss carryforward of $306, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2007.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement ("Agreement"), provided the Fund with administrative personnel and services. The fee paid to FServ is based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares.

On August 22, 2003 the Trustees approved a new Agreement. Effective November 1, 2003, Federated Administrative Securities ("FAS") will provide the Fund with administrative personnel and services. The fee paid to FAS will be based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FServ and FAS may voluntarily choose to waive any portion of their fee. FServ and FAS may modify or terminate this voluntary waiver at any time at their sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Shares and Class II Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class	Percentage of Average Daily Net Assets of Class
Institutional Shares	0.25%
Class II Shares	0.25%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

For the year ended October 31, 2003 the Fund's Institutional Shares did not incur a distribution services fee.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Interfund Transactions

During the year ended October 31, 2003, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $990,631,000 and $1,047,893,900, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2003, 49.7% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 9.8% of total investments.

7. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and the Funds are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF FLORIDA MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Florida Municipal Cash Trust (one of the portfolios constituting Money Market Obligations Trust), (the "Trust), as of October 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from the brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Florida Municipal Cash Trust of Money Market Obligations Trust at October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
December 10, 2003

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises 41 portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; Golden Oak® Family of Funds--seven portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Trust's Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988	Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1998

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER Began serving: November 1998

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Mary Jo Ochson Birth Date: September 12, 1953 VICE PRESIDENT Began serving: November 1998

Mary Jo Ochson is Vice President of the Trust. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

Federated Investors
World-Class Investment Manager

Florida Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N344
Cusip 60934N336

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

29505 (12/03)

Federated Investors
World-Class Investment Manager

Federated Tax-Free Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

October 31, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

INDEPENDENT AUDITORS' REPORT

BOARD OF TRUSTEES AND TRUST OFFICERS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Year Ended October 31,			Period Ended	Year Ended November 30,
	2003	2002	2001	10/31/2000 [1]	1999	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.008	0.012	0.029	0.034	0.029	0.032
Net realized gain (loss) on investments	0.000 [2]	(0.000)[2]	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]

TOTAL FROM INVESTMENT OPERATIONS	0.008	0.012	0.029	0.034	0.029	0.032

Less Distributions:
Distributions from net investment income	(0.008)	(0.012)	(0.029)	(0.034)	(0.029)	(0.032)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.80%	1.24%	2.98%	3.46%	2.95%	3.21%

Ratios to Average Net Assets:

Expenses	0.45%	0.45%	0.45%	0.45%[4]	0.45%	0.45%

Net investment income	0.81%	1.22%	2.93%	3.70%[4]	2.90%	3.17%

Supplemental Data:

Net assets, end of period (000 omitted)	$334,439	$584,103	$581,401	$559,520	$527,701	$517,887

1 The Fund changed its fiscal year-end from November 30 to October 31.

2 Represents less than $0.001.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

October 31, 2003

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.5%[1]
		Alabama--9.6%
$3,750,000		Alabama HFA, (2000 Series A: Turtle Lake) Weekly VRDNs (Double Lake Ventures LLC)/(FNMA LOC)	$3,750,000
1,000,000		Alabama State Public School & College Authority, PUTTERs (Series 124), Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase & Co. LIQ)	1,000,000
1,500,000		Anniston, AL, IDB, (Series 1989- A), Weekly VRDNs (Union Foundry Co.)/ (Amsouth Bank N.A., Birmingham LOC)	1,500,000
15,500,000		Birmingham, AL Medical Clinic Board Weekly VRDNs (University of Alabama Health System)/(Amsouth Bank N.A., Birmingham LOC)	15,500,000
3,783,000		Gardendale, AL, (Series 2002-B), Weekly VRDNs (Forest Ridge Apartments)/(FHLMC LOC)	3,783,000
3,500,000		Jefferson County, AL Sewer System, Floater Certificates (Series 2000-352), Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ)	3,500,000
3,000,000		Jefferson County, AL Sewer System, Warrants (Series C-3), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Bank of America N.A. LIQ)	3,000,000

		TOTAL	32,033,000

		Arizona--1.4%
3,000,000	[2]	Maricopa County, AZ Community College District, (PT-388), 0.97% TOBs (Merrill Lynch & Co., Inc. LIQ), Optional Tender 12/11/2003	3,000,000
1,500,000		Maricopa County, AZ Unified School District No. 11, (Series 2003), 1.25% Bonds (FSA INS), 7/1/2004	1,500,986

		TOTAL	4,500,986

		California--3.0%
6,250,000	[2]	California State, RAWs (Series 2003 FR/RI-F11J), 1.10% TOBs (Lehman Brothers Holdings, Inc. SWP), Optional Tender 12/16/2003	6,250,000
3,750,000	[2]	California State, RAWs (Series 2003 FR/RI-F8J), 0.95% TOBs (Lehman Brothers Holdings, Inc. SWP), Mandatory Tender 12/17/2003	3,750,000

		TOTAL	10,000,000

		Colorado--0.4%
1,445,000		Loveland, CO, IDR (Series 1993S), 1.30% TOBs (Safeway, Inc.)/(Deutsche Bank Trust Co. Americas LOC), Mandatory Tender 12/1/2003	1,445,000

		Florida--3.7%
5,500,000		ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT)/(Series 1998-9), Weekly VRDNs (Florida State Board of Education Capital Outlay)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	5,500,000
6,850,000		Florida State Board of Education Capital Outlay, ROCs (Series 162), Weekly VRDNs (Florida State)/(Citigroup Global Markets Holdings, Inc. LIQ)	6,850,000

		TOTAL	12,350,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Illinois--10.3%
$4,610,000		Channahon, IL, (Series 2003A), 1.25% TOBs (Morris Hospital)/(U.S. Bank N.A., Cincinnati LOC), Mandatory Tender 12/2/2003	$4,610,000
4,500,000		Chicago, IL Board of Education, Variable Rate Certificates (Series 1996BB), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)	4,500,000
16,510,000		Illinois Health Facilities Authority, (Series 1997B), Weekly VRDNs (Advocate Health Care Network)/(Bank One N.A. (Chicago), Bank of America N.A. and Northern Trust Co., Chicago, IL LIQs)	16,510,000
4,890,000		Illinois Health Facilities Authority, (Series A), 9.25% Bonds (Edgewater Hospital & Medical Center, IL)/(United States Treasury PRF), 7/1/2004 (@102)	5,250,152
3,415,000		Lombard, IL, (Series 2000), Clover Creek Apartments, Weekly VRDNs (TVO Clover Creek, LLC)/(FNMA LOC)	3,415,000

		TOTAL	34,285,152

		Indiana--2.2%
4,880,000		Frankfort, IN EDA Weekly VRDNs (Wesley Manor, Inc.)/(Allied Irish Banks PLC LOC)	4,880,000
2,500,000		Indiana Health Facility Financing Authority, (Series 2001B), Weekly VRDNs (Bethesda Living Center)/(Lasalle Bank, N.A. LOC)	2,500,000

		TOTAL	7,380,000

		Kentucky--2.2%
7,500,000		Boone County, KY Weekly VRDNs (Bemis Co., Inc.)	7,500,000

		Louisiana--1.1%
2,490,000		ABN AMRO MuniTOPS Certificates Trust (Louisiana Non-AMT)/(Series 2002-17), Weekly VRDNs (Louisiana State Gas & Fuels)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	2,490,000
1,060,000		Louisiana Local Government Environmental Facilities Community Development Authority, 2.00% Bonds (Washington Parish Road)/(AMBAC INS), 5/1/2004	1,064,171

		TOTAL	3,554,171

		Maryland--1.0%
2,000,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Maryland Non-AMT)/(Series 2003-19), 1.00% TOBs (Baltimore, MD)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 1/21/2004	2,000,000
1,400,000		Montgomery County, MD EDRB, EDR Weekly VRDNs (U.S. Pharmacopeial Convention Facility)/(J.P. Morgan Chase Bank LOC)	1,400,000

		TOTAL	3,400,000

		Massachusetts--4.8%
2,892,000		Gateway, MA Regional School District, 2.25% BANs, 5/5/2004	2,906,501
5,000,000		Gateway, MA Regional School District, 2.50% BANs, 1/30/2004	5,014,885
3,000,000		Harvard, MA, 2.00% BANs, 11/13/2003	3,000,309
5,000,000		Medford, MA, 2.25% BANs, 11/14/2003	5,001,138

		TOTAL	15,922,833

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Michigan--3.5%
$80,000		Detroit, MI City School District, Variable Rate Certificates, (Series 2001-P), Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ)	$80,000
1,000,000		Grand Rapids & Kent County, MI Joint Building Authority, (Series 2001-JPMC7), Weekly VRDNs (Kent County, MI)/(J.P. Morgan Chase & Co. LIQ)	1,000,000
4,000,000		Michigan Municipal Bond Authority, 2.00% RANs (J.P. Morgan Chase Bank LOC), 8/23/2004	4,031,060
1,500,000		Michigan State Hospital Finance Authority, (PT-732) Weekly VRDNs (Ascension Health Credit Group)/(MBIA Insurance Corp. INS)/(Svenska Handelsbanken, Stockholm LIQ)	1,500,000
3,700,000		Michigan State Hospital Finance Authority, MERLOTS (Series 1997A), Weekly VRDNs (Detroit Medical Center Obligated Group)/(AMBAC INS)/(Wachovia Bank N.A. LIQ)	3,700,000
1,395,000		Wayne Westland Community Schools, MI, Floater Certificates, (Series 1998-67), Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ)	1,395,000

		TOTAL	11,706,060

		Minnesota--1.8%
500,000		Minnesota State, Floater Certificates (Series 2001-719), Weekly VRDNs (Morgan Stanley LIQ)	500,000
5,500,000		Seaway Port Authority of Duluth, MN, (Series of 2000), Weekly VRDNs (St. Lawrence Cement Inc.)/(Wachovia Bank N.A. LOC)	5,500,000

		TOTAL	6,000,000

		Missouri--2.4%
2,715,000		Howell County, MO IDA, (Series 1992), 1.15% TOBs (Safeway, Inc.)/(Deutsche Bank AG LOC), Mandatory Tender 2/1/2004	2,715,000
4,450,000		Kansas City, MO IDA, (Series 2001A), Weekly VRDNs (Bethesda Living Center)/(Lasalle Bank, N.A. LOC)	4,450,000
1,000,000		Missouri State HEFA, (Series D), 2.25% RANs (Rockhurst University)/(Bank of America N.A. LOC), 4/23/2004	1,004,691

		TOTAL	8,169,691

		Multi State--5.5%
2,360,537		ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust Weekly VRDNs (Lasalle Bank, N.A. LIQ)/(Lasalle Bank, N.A. LOC)	2,360,537
7,227,000		Clipper Tax-Exempt Certificates Trust (Non-AMT Multistate)/(Series 1998-2), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	7,227,000
1,905,321		Koch Floating Rate Trust (Multistate Non-AMT)/(Series 2000-1), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	1,905,321
2,032,692		Koch Floating Rate Trust (Multistate Non-AMT)/(Series 2001-1), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	2,032,692
4,990,000		TICs/TOCs MuniMae Trust, (Series 2002-1M), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bayerische Landesbank Girozentrale and Landesbank Baden-Wuerttemberg LIQs)	4,990,000

		TOTAL	18,515,550

		Nevada--0.7%
2,340,000		Nevada State, PT-1714 Weekly VRDNs (FSA INS)/(WestLB AG LIQ)	2,340,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New York--3.0%
$10,000,000		Buffalo, NY, 2.75% RANs (Bank of New York LOC), 7/29/2004	$10,122,933

		Ohio--2.7%
1,000,000		Columbus, OH Sewer System, 5.00% Bonds, 6/1/2004	1,022,162
4,075,000		Cuyahoga County, OH Health Care Facilities, (Series 1999), Weekly VRDNs (Hospice of the Western Reserve)/(Fifth Third Bank, Cincinnati LOC)	4,075,000
4,000,000		Lake County, OH Weekly VRDNs (Lake County, OH Hospital System, Inc.)/(Radian Asset Assurance INS)/(Fleet National Bank LIQ)	4,000,000

		TOTAL	9,097,162

		Oklahoma--5.1%
2,440,000		Muskogee, OK Industrial Trust, (Series 1985), Weekly VRDNs (Muskogee Mall LP)/(Bank of America N.A. LOC)	2,440,000
2,810,000		Muskogee, OK Industrial Trust, (Series 1985), Weekly VRDNs (Warmack Muskogee Ltd. Partnership)/(Bank of America N.A. LOC)	2,810,000
11,640,000		Tulsa, OK International Airport, Variable Rate Certificates (Series 1997B-2), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)	11,640,000

		TOTAL	16,890,000

		Pennsylvania--9.2%
6,700,000		Adams County, PA IDA, (Series 2002), Weekly VRDNs (Wellspan Properties, Inc.)/(AMBAC INS)/(Allied Irish Banks PLC LIQ)	6,700,000
4,005,000		Dauphin County, PA General Authority, (Education and Health Loan Program, Series 1997), Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase Bank LIQ)	4,005,000
11,000,000		Doylestown Hospital Authority, PA, (Series 1998 B), Weekly VRDNs (Doylestown Hospital, PA)/(AMBAC INS)/(PNC Bank, N.A. LIQ)	11,000,000
4,000,000		Pennsylvania State Higher Education Facilities Authority, (PT-802) Weekly VRDNs (Phoenixville Hospital)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	4,000,000
2,900,000		Pennsylvania State Higher Education Facilities Authority, (Series 1997 B7), Weekly VRDNs (Saint Francis College, PA)/(Allied Irish Banks PLC LOC)	2,900,000
2,200,000		Pennsylvania State Higher Education Facilities Authority, (Series B1), 1.90% TOBs (Allentown College of St. Francis de Sales)/(PNC Bank, N.A. LOC), Mandatory Tender 11/1/2003	2,200,000

		TOTAL	30,805,000

		Rhode Island--1.5%
5,000,000		East Providence, RI, 2.00% BANs, 5/21/2004	5,024,544

		South Carolina--3.0%
9,905,000	[2]	Grand Strand Water & Sewage Authority, SC, MERLOTS (Series 2001-A118), 1.55% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	9,905,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Texas--14.5%
$3,528,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT)/(Series 1998-24), Weekly VRDNs (Barbers Hill, TX ISD)/(Texas Permanent School Fund Guarantee Program GTD)/(ABN AMRO Bank NV, Amsterdam LIQ)	$3,528,000
1,700,000		Bell County, TX HFDC, (Series 1996C), Weekly VRDNs (Southern Healthcare Systems, Inc.)/(Bank One N.A. (Chicago) LOC)	1,700,000
2,025,000		Dallas, TX, CAB's zero coupon Bonds, 2/15/2004	2,017,733
10,490,000		Harris County, TX HFDC, (Series 2000), Weekly VRDNs (Brazos Presbyterian Homes, Inc.)/(Allied Irish Banks PLC LOC)	10,490,000
1,035,000		Houston, TX ISD, Floater Certificates, (Series 1998-133), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Morgan Stanley LIQ)	1,035,000
3,875,000	[2]	Houston, TX, (ROCs Series 242), 1.10% TOBs (MBIA Insurance Corp. INS)/ (Citigroup Global Markets Holdings, Inc. LIQ), Mandatory Tender 4/22/2004	3,875,000
3,020,000		Kendall County, TX Health Facilities Development Corp., (Series 2002-B), Weekly VRDNs (Morningside Ministries Foundation, Inc.)/(Bank One N.A. (Chicago) LOC)	3,020,000
3,500,000		Lower Colorado River Authority, TX, (Series 2000 ZZZ), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	3,500,000
3,985,000		Lower Colorado River Authority, TX, MERLOTS (2000 RRR), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	3,985,000
360,000		TX Pooled Tax Exempt Trust, COPs, (Series 1996), Weekly VRDNs (Bank One N.A. (Chicago) LOC)	360,000
15,000,000		Texas State, 2.00% TRANs, 8/31/2004	15,104,730

		TOTAL	48,615,463

		Washington--0.6%
2,140,000		Washington State, MERLOTS (Series 2001-A101), Weekly VRDNs (FGIC INS)/ (Wachovia Bank N.A. LIQ)	2,140,000

		West Virginia--2.1%
5,685,000		Cabell County Commission, WV, (Series 1995), Weekly VRDNs (Foster Foundation)/(Huntington National Bank, Columbus, OH LOC)	5,685,000
1,300,000		West Virginia University, MERLOTS (Series 2002-A-15), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	1,300,000

		TOTAL	6,985,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Wisconsin--4.2%
$7,000,000		University of Wisconsin Hospital and Clinics Authority, MERLOTS (Series 2000RR), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	$7,000,000
7,000,000		Wisconsin State HEFA, (Series 2001), Weekly VRDNs (Wisconsin Lutheran College)/(U.S. Bank N.A., Cincinnati LOC)	7,000,000

		TOTAL	14,000,000

		TOTAL INVESTMENTS--99.5% (AT AMORTIZED COST)[3]	332,687,545

		OTHER ASSETS AND LIABILITIES - NET--0.5%	1,751,772

		TOTAL NET ASSETS--100%	$334,439,317

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At October 31, 2003, the portfolio securities were rated as follows:

Tier Rating Percentage Based on Total Market Value (unaudited)

First Tier	Second Tier
100.0%	0.0%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At October 31, 2003, these securities amounted to $28,780,000 which represents 8.6% of total net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2003.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COPs	--Certificates of Participation
EDA	--Economic Development Authority
EDR	--Economic Development Revenue
EDRB	--Economic Development Revenue Bond
FGIC	--Financial Guaranty Insurance Company
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	-- Financial Security Assurance
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDR	--Industrial Development Revenue
INS	--Insured
ISD	--Independent School District
LIQ(s)	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PRF	--Prerefunded
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
RAWs	-- Revenue Anticipation Warrants
ROCs	--Reset Option Certificates
SWP	--Swap Agreement
TICs	--Trust Inverse Certificates
TOBs	--Tender Option Bonds
TOCs	--Tender Option Certificates
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2003

Assets:
Total investments in securities, at amortized cost and value		$332,687,545
Cash		748,587
Income receivable		1,193,573
Receivable for shares sold		1,623

TOTAL ASSETS		334,631,328

Liabilities:
Income distribution payable	$154,430
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	7,312
Payable for portfolio accounting fees (Note 5)	7,956
Payable for shareholder services fee (Note 5)	14,582
Accrued expenses	7,731

TOTAL LIABILITIES		192,011

Net assets for 334,451,859 shares outstanding		$334,439,317

Net Assets Consist of:
Paid in capital		$334,443,998
Accumulated net realized loss on investments		(4,720)
Undistributed net investment income		39

TOTAL NET ASSETS		$334,439,317

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$334,439,317 ÷ 334,451,859 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2003

Investment Income:
Interest			$6,609,932

Expenses:
Investment adviser fee (Note 5)		$2,095,187
Administrative personnel and services fee (Note 5)		393,895
Custodian fees		24,621
Transfer and dividend disbursing agent fees and expenses (Note 5)		59,730
Directors'/Trustees' fees		4,363
Auditing fees		12,371
Legal fees		10,401
Portfolio accounting fees (Note 5)		92,905
Shareholder services fee (Note 5)		1,309,492
Share registration costs		24,694
Printing and postage		14,519
Insurance premiums		2,437
Miscellaneous		9,845

TOTAL EXPENSES		4,054,460

Waivers (Note 5):
Waiver of investment adviser fee	$(594,856)
Waiver of transfer and dividend disbursing agent fees and expenses	(30,203)
Waiver of shareholder services fee	(1,047,593)

TOTAL WAIVERS		(1,672,652)

Net expenses			2,381,808

Net investment income			4,228,124

Net realized gain on investments			16,500

Change in net assets resulting from operations			$4,244,624

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,228,124	$7,350,295
Net realized gain (loss) on investments	16,500	(6,514)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,244,624	7,343,781

Distributions to Shareholders:
Distributions from net investment income	(4,228,085)	(7,350,295)

Share Transactions:
Proceeds from sale of shares	893,975,395	1,099,575,147
Net asset value of shares issued to shareholders in payment of distributions declared	460,352	450,564
Cost of shares redeemed	(1,144,115,983)	(1,097,316,924)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(249,680,236)	2,708,787

Change in net assets	(249,663,697)	2,702,273

Net Assets:
Beginning of period	584,103,014	581,400,741

End of period (including undistributed net investment income of $39 and $0, respectively)	$334,439,317	$584,103,014

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2003

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Federated Tax-Free Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide dividend income exempt from federal regular income taxes while seeking relative stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary. For the year ended October 31, 2003, all of the Fund's distributions were from tax exempt income.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At October 31, 2003, capital paid-in aggregated $334,443,998.

Transactions in shares were as follows:

Year Ended October 31	2003	2002
Shares sold	893,975,395	1,099,575,147
Shares issued to shareholders in payment of distributions declared	460,352	450,564
Shares redeemed	(1,144,115,983)	(1,097,316,924)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(249,680,236)	2,708,787

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2003 and 2002, was as follows:

	2003	2002
Tax-exempt income	$4,228,085	$7,350,295

As of October 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$154,468

Capital loss carryforward	$ 4,720

At October 31, 2003, the Fund had a capital loss carryforward of $4,720, which will reduce the Fund's taxable income arising from the future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2006.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will waive, to the extent of its adviser fee, the amount, if any, by which the Fund's aggregate annual operating expenses exceed 0.45% of average daily net assets of the Fund.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement ("Agreement"), provided the Fund with administrative personnel and services. The fee paid to FServ is based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares.

On August 22, 2003 the Trustees approved a new Agreement. Effective November 1, 2003, Federated Administrative Services ("FAS") will provide the Fund with administrative personnel and services. The fee paid to FAS will be based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FServ and FAS may voluntarily choose to waive any portion of their fee. FServ and FAS can modify or terminate this voluntary waiver at any time at their sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Interfund Transactions

During the year ended October 31, 2003, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $707,179,196 and $870,138,850, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and the Funds are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Independent Auditors' Report

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF FEDERATED TAX-FREE TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Tax-Free Trust (one of the portfolios constituting the Money Market Obligations Trust) (the "Fund") as of October 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended October 31, 2003 and 2002, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at October 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Tax-Free Trust as of October 31, 2003, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
December 17, 2003

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises 41 portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; Golden Oak® Family of Funds--seven portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988	Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1998

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER Began serving: November 1998

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Mary Jo Ochson Birth Date: September 12, 1953 VICE PRESIDENT Began serving: November 1998

Mary Jo Ochson is Vice President of the Trust. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

Federated Investors
World-Class Investment Manager

Federated Tax-Free Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N666

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

29452 (12/03)

Federated Investors
World-Class Investment Manager

Georgia Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

October 31, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

BOARD OF TRUSTEES AND TRUST OFFICERS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.008	0.013	0.029	0.038	0.029
Net realized loss on investments	--	(0.000)[1]	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.008	0.013	0.029	0.038	0.029

Less Distributions:
Distributions from net investment income	(0.008)	(0.013)	(0.029)	(0.038)	(0.029)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.78%	1.26%	2.96%	3.82%	2.94%

Ratios to Average Net Assets:

Expenses	0.49%	0.49%	0.49%	0.49%	0.49%

Net investment income	0.79%	1.25%	2.79%	3.72%	2.90%

Expense waiver/reimbursement[3]	0.38%	0.38%	0.40%	0.41%	0.42%

Supplemental Data:

Net assets, end of period (000 omitted)	$509,686	$479,810	$426,415	$218,297	$267,132

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

October 31, 2003

Principal Amount			Value
		SHORT-TERM MUNICIPALS--101.7%[1]
		Georgia--101.7%
$33,210,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Georgia Non-AMT)/(Series 2004), 1.10% TOBs (Atlanta, GA Airport Revenue)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 3/3/2004	$33,210,000
2,500,000		Albany-Dougherty, GA Payroll Development Authority Weekly VRDNs (Flint River Services, Inc.)/(Columbus Bank and Trust Co., GA LOC)	2,500,000
3,300,000		Athens-Clarke County, GA, IDA (Series 1988), 1.05% CP (Rhone Merieux, Inc. Project)/(HSBC Bank USA LOC), Mandatory Tender 12/4/2003	3,300,000
1,000,000		Athens-Clarke County, GA, IDA (Series 1997), Weekly VRDNs (Armagh Capital Resource LLC)/(Wachovia Bank N.A. LOC)	1,000,000
9,425,000		Athens-Clarke County, GA, IDA (Series 2001), Weekly VRDNs (UGA Real Estate Foundation, Inc.)/(SunTrust Bank LOC)	9,425,000
9,350,000		Athens-Clarke County, GA, IDA (Series 2003), Daily VRDNs (University of Georgia Athletic Association)/(Bank of America N.A. LOC)	9,350,000
1,575,000		Atlanta, GA, Airport Facilities Revenue Board, 6.00% Bonds (AMBAC INS), 1/1/2004	1,587,617
11,375,000	[2]	Atlanta, GA, Airport Revenue, (PA-916R), 1.20% TOBs (FGIC INS)/ (Merrill Lynch & Co., Inc. LIQ), Optional Tender 10/7/2004	11,375,000
6,500,000	[2]	Atlanta, GA, Airport Revenue, (PA-926R), 1.26% TOBs (FGIC INS)/ (Merrill Lynch & Co., Inc. LIQ), Optional Tender 4/8/2004	6,500,000
2,790,000		Atlanta, GA, Urban Residential Finance Authority, (PT-2002), Weekly VRDNs (Toby Sexton Development)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	2,790,000
4,520,000		Atlanta, GA, Water & Sewer, Variable Rate Certificates (Series 2002A), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)	4,520,000
760,000		Augusta, GA, HFA (Series 1998), Weekly VRDNs (Sterling Ridge Apartments)/(Amsouth Bank N.A., Birmingham LOC)	760,000
3,000,000		Bartow County School District, GA, 1.75% TANs, 12/31/2003	3,002,452
1,670,000		Bartow County, GA, IDA (Series 2000), Weekly VRDNs (Eagle Solutions LLC)/(Amsouth Bank N.A., Birmingham LOC)	1,670,000
3,600,000		Bibb County, GA, Development Authority (Series 2003), Weekly VRDNs (Goodwill Industries of Middle Georgia, Inc.)/(Bank of America N.A. LOC)	3,600,000
3,065,000		Brunswick, GA, Housing Authority (Series S93), Weekly VRDNs (Island Square Apartments)/(Columbus Bank and Trust Co., GA LOC)	3,065,000
2,850,000		Carroll County, GA, Development Authority (Series 2001), Weekly VRDNs (Janus Investments LLC)/(Columbus Bank and Trust Co., GA LOC)	2,850,000
2,230,000		Cedartown, GA, Development Authority (Series 1998), Weekly VRDNs (Rome Plow Co.)/(SunTrust Bank LOC)	2,230,000
12,000,000		Chatham County, GA, General Obligation Sales Tax Bonds (Series 2003), 3.00% TOBs, Mandatory Tender 4/1/2004	12,101,282
7,135,000	[2]	Cherokee County, GA, Water & Sewer Authority, MERLOTS (Series 2000 A23), 1.55% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	7,135,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Georgia--continued
$15,860,000		Clayton County, GA, Housing Authority (Series 2000: Villages at Lake Ridge Apartments), Weekly VRDNs (Timber Mills Partners LP)/(Amsouth Bank N.A., Birmingham LOC)	$15,860,000
875,000		Clayton County, GA, Urban Development Agency, 2.00% Bonds, 2/1/2004	876,779
2,980,000		Cobb County, GA, Housing Authority (Series 2002), Weekly VRDNs (Woodsong Apartments Partners LP)/(FNMA LOC)	2,980,000
1,730,000		Cobb County, GA, Hospital Authority (Series 2003), 1.50% Bonds (AMBAC INS), 4/1/2004	1,732,630
9,675,000		Cobb County, GA, IDA (Series 1997), Weekly VRDNs (Wyndham Gardens)/(Deutsche Bank Trust Co. Americas LOC)	9,675,000
1,400,000		Cobb County, GA, IDA, IDRB (Series 1995), Weekly VRDNs (Consolidated Engineering Co., Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC)	1,400,000
370,000		Columbia County, GA, Development Authority (Series 1991), Weekly VRDNs (Augusta Sportswear, Inc.)/(Wachovia Bank N.A. LOC)	370,000
5,040,000		Columbus, GA, IDA Industrial & Port Development Commission (Series 1992), Weekly VRDNs (Maine Street Village Partnership)/(Columbus Bank and Trust Co., GA LOC)	5,040,000
8,440,000		Columbus, GA, IDA (Series 2002), Weekly VRDNs (Denim North America LLC)/(Columbus Bank and Trust Co., GA LOC)	8,440,000
1,600,000		Coweta County, GA, IDA (Series 1995), Weekly VRDNs (Lanelco LLC)/ (Bank One N.A. (Chicago) LOC)	1,600,000
7,855,000		Crisp County, GA, Solid Waste Management Authority (Series 1998), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	7,855,000
7,500,000		Dade County, GA, IDA (Series 1997), Weekly VRDNs (Bull Moose Tube Co.)/(U.S. Bank N.A., Cincinnati LOC)	7,500,000
10,750,000		Dalton, GA, Development Authority (Series 2003B), Weekly VRDNs (Hamilton Medical Center, Inc.)/(Bank of America N.A. LOC)	10,750,000
1,450,000		Dawson County, GA, Development Authority (Series 1999), Weekly VRDNs (Impulse Investments LLC)/(Wachovia Bank N.A. LOC)	1,450,000
2,450,000		Dawson County, GA, Development Authority (Series 2002), Weekly VRDNs (Impulse Manufacturing, Inc.)/(Wachovia Bank N.A. LOC)	2,450,000
1,250,000		De Kalb County, GA, Development Authority, Weekly VRDNs (Rock-Tenn Co.)/ (SunTrust Bank LOC)	1,250,000
1,200,000		De Kalb County, GA, Development Authority (Series 1992), Weekly VRDNs (American Cancer Society, GA)/(SunTrust Bank LOC)	1,200,000
660,000		De Kalb County, GA, Development Authority (Series 1992), Weekly VRDNs (House of Cheatham, Inc.)/(Bank of America N.A. LOC)	660,000
1,010,000		De Kalb County, GA, Development Authority (Series 1996), Weekly VRDNs (DeKalb Steel, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	1,010,000
1,000,000		De Kalb County, GA, Development Authority (Series 1999), Weekly VRDNs (Boy's and Girl's Clubs)/(SunTrust Bank LOC)	1,000,000
1,215,000		Dekalb County, GA, SFM, Roaring Fork (Series 2000-9A), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	1,215,000
5,100,000		Dougherty County, GA, Development Authority (Series 2001), Weekly VRDNs (Deerfield-Windsor School)/(Regions Bank, Alabama LOC)	5,100,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Georgia--continued
$10,000,000		Dougherty County, GA, School System, 1.20% TANs, 12/31/2003	$10,002,761
1,500,000		Douglas County, GA, Development Authority (Series 1997), Weekly VRDNs (Austral Insulated Products, Inc.)/(Regions Bank, Alabama LOC)	1,500,000
540,000		Douglas County, GA, Development Authority (Series 1997), Weekly VRDNs (Paul B. Goble)/(Wachovia Bank N.A. LOC)	540,000
5,585,000		Douglas County, GA, Development Authority (Series 1998A), Weekly VRDNs (Heritage Bag)/(Wachovia Bank N.A. LOC)	5,585,000
8,000,000		Douglas County, GA, Development Authority (Series 2002), Weekly VRDNs (Reflek Manufacturing, Inc.)/(Fleet National Bank LOC)	8,000,000
3,910,000		Fayette County, GA, School District, 4.00% Bonds (Georgia State GTD), 3/1/2004	3,946,558
2,000,000		Fayette County, GA (Series 1998), Weekly VRDNs (Gardner Denver Machinery, Inc.)/(National City Bank, Michigan/Illinois LOC)	2,000,000
2,900,000		Forsyth County, GA, Development Authority (Series 2002), Weekly VRDNs (Brama LLC)/(Wachovia Bank N.A. LOC)	2,900,000
5,700,000		Forsyth County, GA, Development Authority, IDRB (Series 1995), Weekly VRDNs (American BOA, Inc.)/(Dresdner Bank AG, Frankfurt LOC)	5,700,000
9,240,000		Franklin County, GA, Industrial Building Authority (Series 1995), Weekly VRDNs (Bosal Industries, Inc.)/(Bank of New York LOC)	9,240,000
2,000,000		Fulton County, GA, Development Authority (Series 1998), Weekly VRDNs (Morehouse School of Medicine)/(SunTrust Bank LOC)	2,000,000
5,595,000		Fulton County, GA, Development Authority (Series 1999), Weekly VRDNs (Boy's and Girl's Clubs)/(SunTrust Bank LOC)	5,595,000
3,500,000		Fulton County, GA, Development Authority (Series 2001), Weekly VRDNs (Alpharetta Christian Academy, Inc.)/(Wachovia Bank N.A. LOC)	3,500,000
1,000,000		Fulton County, GA, Development Authority (Series 2001), Weekly VRDNs (Trinity School, Inc.)/(SunTrust Bank LOC)	1,000,000
2,000,000		Fulton County, GA, Development Authority (Series 2002), Weekly VRDNs (The Sheltering Arms)/(Bank of America N.A. LOC)	2,000,000
10,000,000	[2]	Fulton County, GA, Housing Authority, Floaters (PT-469), 0.95% TOBs (Cimarron & Monterey Apartments)/(FHLMC GTD)/(FHLMC LIQ), Optional Tender 6/10/2004	10,000,000
905,000		Fulton County, GA, IDA, Weekly VRDNs (C.K.S. Packaging, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	905,000
400,000		Fulton County, GA, IDA (Series 1997), Weekly VRDNs (In-Store Media Corp.)/(SunTrust Bank LOC)	400,000
4,500,000		Gainesville and Hall County, GA, Development Authority (Series 1999A), Weekly VRDNs (Lanier Village Estates, Inc.)/(Regions Bank, Alabama LOC)	4,500,000
3,400,000		Gainesville and Hall County, GA, Development Authority (Series 2000), Weekly VRDNs (ATEX, Inc.)/(Wachovia Bank N.A. LOC)	3,400,000
5,000,000		Gainesville, GA, Housing Authority, Floaters (PT-1985), Weekly VRDNs (Lenox Park Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	5,000,000
8,000,000		Gainesville, GA, Redevelopment Authority (Series 2000), Weekly VRDNs (Riverside Military Academy, Inc.)/(SunTrust Bank LOC)	8,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Georgia--continued
$2,000,000		Gainesville, GA, Redevelopment Authority, Downtown Developments, Ltd (Series 1987), Weekly VRDNs (Downtown Developments Ltd.)/(Regions Bank, Alabama LOC)	$2,000,000
1,200,000		Georgia Ports Authority (Series 1996A), Weekly VRDNs (Colonel's Island Terminal)/(SunTrust Bank LOC)	1,200,000
5,190,000	[2]	Georgia State HFA, MERLOTS (Series 2001 A-106), 1.60% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	5,190,000
5,000,000		Georgia State Municipal Gas Authority (Series A), Weekly VRDNs (Bayerische Landesbank Girozentrale, J.P. Morgan Chase Bank, Landesbank Hessen-Thueringen, Frankfurt and Wachovia Bank N.A. LOCs)	5,000,000
29,995,000		Georgia State Municipal Gas Authority (Series B), Weekly VRDNs (Bayerische Landesbank Girozentrale, Credit Suisse First Boston, J.P. Morgan Chase Bank and Wachovia Bank N.A. LOCs)	29,995,000
11,500,000		Georgia State Municipal Gas Authority (Series C), Weekly VRDNs (Bank of America N.A., Bayerische Landesbank Girozentrale, J.P. Morgan Chase Bank and Wachovia Bank N.A. LOCs)	11,500,000
6,800,000		Georgia State Municipal Gas Authority (Series C), Weekly VRDNs (Bank of America N.A., Bayerische Landesbank Girozentrale, J.P. Morgan Chase Bank, Landesbank Hessen-Thueringen, Frankfurt and Wachovia Bank N.A. LOCs)	6,800,000
12,540,000		Georgia State Road and Tollway Authority (Series 2002), 3.00% Bonds, 11/1/2003	12,540,000
5,035,000		Georgia State Road and Tollway Authority (PT-2019), Weekly VRDNs (Georgia State GTD)/(Merrill Lynch & Co., Inc. LIQ)	5,035,000
8,745,000		Georgia State, Floater Certificates (Series 2011-647), Weekly VRDNs (Morgan Stanley LIQ)	8,745,000
5,000,000		Georgia State, PUTTERs (Series 128), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)	5,000,000
13,250,000		Gwinnett County, GA, Housing Authority (Series 2003), Weekly VRDNs (North Glen Apartments)/(Regions Bank, Alabama LOC)	13,250,000
2,310,000		Gwinnett County, GA, IDA (Series 1996), Weekly VRDNs (Sidel, Inc.)/ (Bank of America N.A. LOC)	2,310,000
430,000		Gwinnett County, GA, IDA (Series 1997), Weekly VRDNs (Virgil R. Williams, Jr.)/ (Wachovia Bank N.A. LOC)	430,000
1,800,000		Heard County, GA, Development Authority (First Series 1996), Daily VRDNs (Georgia Power Co.)	1,800,000
5,995,000		Houston County, GA, School District, Floater Certificates (Series 2001-797) Weekly VRDNs (Georgia State GTD)/(Morgan Stanley LIQ)	5,995,000
850,000		Jackson County, GA, IDA (Series 1997) Weekly VRDNs (Mullett Co.)/(Wachovia Bank N.A. LOC)	850,000
2,800,000		Jefferson, GA, Development Authority (Series 2001) Weekly VRDNs (Building Investment Co. LLC)/(Regions Bank, Alabama LOC)	2,800,000
2,790,000		La Grange, GA, Multi-Family Housing Authority, Revenue Bonds, 1.40% TOBs (Lee's Crossing Project Phase I)/(Columbus Bank and Trust Co., GA LOC), Optional Tender 11/1/2003	2,790,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Georgia--continued
$2,970,000		La Grange, GA, Multi-Family Housing Authority, Revenue Bonds, 1.40% TOBs (Lee's Crossing Project Phase II)/(Columbus Bank and Trust Co., GA LOC), Optional Tender 11/1/2003	$2,970,000
3,630,000		LaGrange, GA, Housing Authority, Multi-Family Refunding Revenue Bonds (Series 1997), Weekly VRDNs (Greenwood Park)/(Columbus Bank and Trust Co., GA LOC)	3,630,000
3,465,000		LaGrange, GA, Housing Authority, Multi-Family Refunding Revenue Bonds (Series 1997), Weekly VRDNs (Meadow Terrace)/(Columbus Bank and Trust Co., GA LOC)	3,465,000
270,000		Lee County, GA, Utilities Authority, 2.00% Bonds (AMBAC INS), 7/1/2004	271,513
7,770,000		Marietta, GA, Housing Authority, Multifamily Housing Revenue Bonds (Series 1995), Weekly VRDNs (Chalet Apartments)/(General Electric Capital Corp. LOC)	7,770,000
3,250,000		Metropolitan Atlanta Rapid Transit Authority, ROCs (Series 4011), Weekly VRDNs (FSA INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	3,250,000
465,000		Milledgeville & Baldwin County, GA, Development Authority (Series 1997), Weekly VRDNs (Oconee Area Properties, Inc.)/(Wachovia Bank N.A. LOC)	465,000
3,042,000		Milledgeville & Baldwin County, GA, Development Authority (Series 2000), Weekly VRDNs (Vernay Manufacturing, Inc.)/(U.S. Bank N.A., Cincinnatti LOC)	3,042,000
5,000,000		Milledgeville & Baldwin County, GA, Development Authority (Series 2002), 5.00% TOBs (Georgia College & State University Foundation Property, LLC.)/(Wachovia Bank N.A. LOC), Optional Tender 9/1/2004	5,155,900
9,400,000		Monroe County, GA, Development Authority (Series 1999B), Daily VRDNs (Oglethorpe Power Corp. Scherer Project)/(AMBAC INS)/(J.P. Morgan Chase Bank LIQ)	9,400,000
3,250,000		Montgomery County, GA, Development Authority (Series 2001), Weekly VRDNs (Brewton Parker College, Inc.)/(Regions Bank, Alabama LOC)	3,250,000
7,775,000		Rome-Floyd County, GA, Development Authority (Series 2000), Weekly VRDNs (Steel King Industries, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC)	7,775,000
4,530,000		Rome-Floyd County, GA, Development Authority, (Series 2000), Weekly VRDNs (VTI of Georgia)/(Wells Fargo Bank Minnesota N.A. LOC)	4,530,000
4,600,000		Roswell, GA, Housing Authority, Multifamily Housing Refunding Revenue Bonds (Series 1988A), Weekly VRDNs (Belcourt Ltd.)/(Northern Trust Co., Chicago, IL LOC)	4,600,000
2,240,000		Roswell, GA, 2.00% Bonds, 2/1/2004	2,244,778
7,750,000		Savannah, GA, EDA (Series 1995A), Weekly VRDNs (Home Depot, Inc.)	7,750,000
2,000,000		Savannah, GA, EDA (Series 2000), Weekly VRDNs (Republic Services of Georgia)/(SunTrust Bank LOC)	2,000,000
1,290,000		Stephens County, GA, Development Authority (Series 1999) Weekly VRDNs (Toccoa Packaging, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	1,290,000
1,600,000		Thomasville, GA, HFA (Series 2002A), Weekly VRDNs (Wood Valley Apartments)/(SouthTrust Bank of Alabama, Birmingham LOC)	1,600,000
6,500,000		Troup County, GA, Board of Education, 1.60% TANs, 12/31/2003	6,505,284
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Georgia--continued
$2,100,000		Whitfield County, GA, Development Authority, Weekly VRDNs (Franklin Industries, Inc.)/(Bank of America N.A. LOC)	$2,100,000
1,175,000		Whitfield County, GA, Development Authority (Series 1996), Weekly VRDNs (AMC International, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	1,175,000
3,800,000		Winder-Barrow County, GA, Joint Development Authority (Series 2001), Weekly VRDNs (Athens, GA YMCA)/(Wachovia Bank N.A. LOC)	3,800,000

		TOTAL INVESTMENTS--101.7% (AT AMORTIZED COST)[3]	518,369,554

		OTHER ASSETS AND LIABILITIES - NET--(1.7)%	(8,683,959)

		TOTAL NET ASSETS--100%	$509,685,595

Securities that are subject to the federal alternative minimum tax (AMT) represent 40.1% of the portfolio as calculated based upon total portfolio market value (unaudited).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At October 31, 2003, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value (unaudited)

First Tier	Second Tier
100.0%	0.0%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At October 31, 2003, these securities amounted to $73,410,000 which represents 14.4% of total net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets at October 31, 2003.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
FGIC	--Financial Guaranty Insurance Company
FHLMC	--Federal Home Loan Mortgage Corp.
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LIQ	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PUTTERs	--Putable Tax-Exempt Receipts
ROCs	--Reset Option Certificates
SFM	--Single Family Mortgage
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2003

Assets:
Total investments in securities, at amortized cost and value		$518,369,554
Cash		428,576
Income receivable		1,348,313
Receivable for shares sold		529,403

TOTAL ASSETS		520,675,846

Liabilities:
Payable for investments purchased	$10,234,563
Payable for shares redeemed	643,484
Income distribution payable	27,382
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	2,445
Payable for portfolio accounting fees (Note 5)	3,165
Payable for shareholder services fee (Note 5)	76,416
Accrued expenses	2,796

TOTAL LIABILITIES		10,990,251

Net assets for 509,685,561 shares outstanding		$509,685,595

Net Assets Consist of:
Paid in capital		$509,685,561
Accumulated net realized loss on investments		(364)
Undistributed net investment income		398

TOTAL NET ASSETS		$509,685,595

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$509,685,595 ÷ 509,685,561 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2003

Investment Income:
Interest			$6,150,280

Expenses:
Investment adviser fee (Note 5)		$2,400,837
Administrative personnel and services fee (Note 5)		361,086
Custodian fees		24,267
Transfer and dividend disbursing agent fees and expenses (Note 5)		52,759
Directors'/Trustees' fees		3,258
Auditing fees		12,102
Legal fees		13,398
Portfolio accounting fees (Note 5)		87,138
Shareholder services fee (Note 5)		1,200,419
Share registration costs		22,644
Printing and postage		13,229
Insurance premiums		1,807
Miscellaneous		971

TOTAL EXPENSES		4,193,915

Waivers (Note 5):
Waiver of investment adviser fee	$(1,515,774)
Waiver of transfer and dividend disbursing agent fees and expenses	(13,692)
Waiver of shareholder services fee	(288,100)

TOTAL WAIVERS		(1,817,566)

Net expenses			2,376,349

Net investment income			$3,773,931

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,773,931	$5,711,587
Net realized loss on investments	--	(364)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,773,931	5,711,223

Distributions to Shareholders:
Distributions from net investment income	(3,773,533)	(5,711,587)

Share Transactions:
Proceeds from sale of shares	1,375,846,222	1,240,363,180
Net asset value of shares issued to shareholders in payment of distributions declared	3,090,986	4,457,653
Cost of shares redeemed	(1,349,061,684)	(1,191,425,938)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	29,875,524	53,394,895

Change in net assets	29,875,922	53,394,531

Net Assets:
Beginning of period	479,809,673	426,415,142

End of period (including undistributed net investment income of $398 and $0, respectively)	$509,685,595	$479,809,673

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2003

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Georgia Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the income tax imposed by the State of Georgia consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary. For the year ended October 31, 2003, all of the Fund's distributions were from tax exempt income.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At October 31, 2003, capital paid-in aggregated $509,685,561.

Transactions in shares were as follows:

Year Ended October 31	2003	2002
Shares sold	1,375,846,222	1,240,363,180
Shares issued to shareholders in payment of distributions declared	3,090,986	4,457,653
Shares redeemed	(1,349,061,684)	(1,191,425,938)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	29,875,524	53,394,895

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2003 and 2002, was as follows:

	2003	2002
Tax-exempt income	$3,773,533	$5,711,587

As of October 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$27,780

Capital loss carryforward	$364

At October 31, 2003, the Fund had a capital loss carryforward of $364, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2007.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement ("Agreement"), provided the Fund with administrative personnel and services. The fee paid to FServ is based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares.

On August 22, 2003 the Trustees approved a new Agreement. Effective November 1, 2003, Federated Administrative Services ("FAS") will provide the Fund with administrative personnel and services. The fee paid to FAS will be based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FServ and FAS may voluntarily choose to waive any portion of their fee. FServ and FAS can modify or terminate this voluntary waiver at any time at their sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Interfund Transactions

During the year ended October 31, 2003, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $845,690,000 and $719,697,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2003, 80.3% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 9.9% of total investments.

7. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and the Funds are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF GEORGIA MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Georgia Municipal Cash Trust (one of the portfolios constituting Money Market Obligations Trust), (the "Trust"), as of October 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from the brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Georgia Municipal Cash Trust of Money Market Obligations Trust at October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
December 10, 2003

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises 41 portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; Golden Oak® Family of Funds--seven portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Trust's Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988	Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1998

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER Began serving: November 1998

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Mary Jo Ochson Birth Date: September 12, 1953 VICE PRESIDENT Began serving: November 1998

Mary Jo Ochson is Vice President of the Trust. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

Federated Investors
World-Class Investment Manager

Georgia Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N328

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

29506 (12/03)

Annual Report

to Shareholders

[Logo of Galaxy Funds]

Galaxy BKB Shares

Massachusetts Municipal Cash Trust—Galaxy-BKB Shares

October 31, 2003

THE GALAXY FUNDS
P.O. BOX 6520
PROVIDENCE, RI 02940-6520
WWW.GALAXYFUNDS.COM

Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com

Federated Securities Corp., Distributor

Cusip 60934N237 29518 (12/03)
 File No. 811-5950

MF-0136

MASSACHUSETTS MUNICIPAL CASH TRUST FINANCIAL HIGHLIGHTS—GALAXY-BKB SHARES

(For a Share outstanding throughout each period)

	Year Ended October 31,
	2003	2002	2001	2000	1999

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006	0.010	0.026	0.034	0.027
Net realized loss on investments	—	(0.000)[1]	—	—	—

TOTAL FROM INVESTMENT OPERATIONS	0.006	0.010	0.026	0.034	0.027

Less Distributions:
Distributions from net investment income	(0.006)	(0.010)	(0.026)	(0.034)	(0.027)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.63%	1.03%	2.68%	3.48%	2.70%

Ratios to Average Net Assets:
Expenses	0.62%	0.62%	0.62%	0.57%	0.56%
Net investment income	0.64%	1.03%	2.70%	3.38%	2.67%
Expense waiver/reimbursement[3]	0.29%	0.28%	0.28%	0.31%	0.35%
Supplemental Data:
Net assets, end of period (000 omitted)	$27,593	$48,631	$65,725	$92,810	$199,860

(1)	Represents less than $0.001.
(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(3)	This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

MASSACHUSETTS MUNICIPAL CASH TRUST PORTFOLIO OF INVESTMENTS

October 31, 2003

PRINCIPAL AMOUNT		VALUE
(1) Short-Term Municipals—100.4%
Massachusetts—100.4%
$8,166,000	ABN AMRO MuniTOPS Certificates Trust (Massachusetts Non-AMT)/
	(Series 1998-12), Weekly VRDNs (Massachusetts Water Resources
	Authority)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV,
	Amsterdam LIQ)	$8,166,000

6,620,000	Amesbury, MA, 2.25% BANs, 3/12/2004	6,644,751

5,275,000	Central Berkshire, MA Regional School District, 2.00% BANs, 10/8/2004	5,313,956

23,069,486	Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT)/
	(Series 1997-2), Weekly VRDNs (Massachusetts State Lottery
	Commission)/ (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	23,069,486

4,000,000	(2) Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT)/
	(Series 1999-1), 1.15% TOBs (Massachusetts State HFA)/(MBIA Insurance
	Corp. INS)/(State Street Bank and Trust Co. LIQ), Optional
	Tender 2/12/2004	4,000,000

14,929,000	(2) Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT)/
	(Series 2000-2), 1.15% TOBs (Massachusetts Turnpike Authority)/
	(MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ),
	Optional Tender 2/12/2004	14,929,000

10,900,000	(2) Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT)/
	(Series 2001-4), 1.15% TOBs (Massachusetts Turnpike Authority)/(MBIA
	Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ), Optional
	Tender 3/11/2004	10,900,000

2,000,000	Commonwealth of Massachusetts, (Series 2000A) Daily VRDNs
	(Landesbank Baden-Wuerttemberg LIQ)	2,000,000

3,255,000	Commonwealth of Massachusetts, (1999 SG 126) Weekly VRDNs
	(Societe Generale, Paris LIQ)	3,255,000

PRINCIPAL AMOUNT		VALUE
(1) Short-Term Municipals—continued
Massachusetts—continued
$4,995,000	Commonwealth of Massachusetts, MERLOTS (Series 2002-A9) Weekly
	VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	$4,995,000

2,970,000	Commonwealth of Massachusetts, (PA-793), Weekly VRDNs
	(Merrill Lynch & Co., Inc. LIQ)	2,970,000

2,400,000	Commonwealth of Massachusetts, (PA-798), Weekly VRDNs
	(Massachusetts Federal-Aid Highway Program)/(FSA INS)/
	(Merrill Lynch & Co., Inc. LIQ)	2,400,000

5,090,000	Commonwealth of Massachusetts, PUTTERs (Series 343), Weekly
	VRDNs (XL Capital Assurance Inc. INS)/(J.P. Morgan Chase & Co. LIQ)	5,090,000

8,625,000	Commonwealth of Massachusetts, ROCs (Series 1047), Weekly
	VRDNs (FSA INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	8,625,000

6,285,000	Commonwealth of Massachusetts, Roaring Forks (Series 2003-10),
	Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ)	6,285,000

2,785,000	Commonwealth of Massachusetts, Variable Rate Certificates
	(Series 2001-O), Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ)	2,785,000

3,485,000	Commonwealth of Massachusetts, Variable Rate Certificates
	(Series 2002-C) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ)	3,485,000

4,000,000	Dover-Sherborn, MA Regional School District, 1.75% BANs, 11/12/2004	4,026,040

14,500,000	Harvard, MA, 2.00% BANs, 11/13/2003	14,501,496

8,680,000	Hatfield, MA, 1.75% BANs, 7/30/2004	8,722,873

4,230,000	Haverhill, MA, 2.50% BANs (Fleet National Bank LOC), 4/16/2004	4,258,689

13,924,879	Koch Floating Rate Trust (Massachusetts Non-AMT)/(Series 1999-4),
	Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	13,924,879

1,110,000	Littleton, MA, 1.40% BANs, 5/27/2004	1,112,196

11,695,000	Massachusetts Bay Transportation Authority, (Series 1999), Weekly
	VRDNs (Landesbank Baden-Wuerttemberg LIQ)	11,695,000

PRINCIPAL AMOUNT		VALUE
(1) Short-Term Municipals—continued
Massachusetts—continued
$6,500,000	Massachusetts Bay Transportation Authority, MERLOTS
	(Series 2000H), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	$6,500,000

2,700,000	Massachusetts Bay Transportation Authority, (PT-1218), Weekly
	VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	2,700,000

5,000,000	Massachusetts Development Finance Agency Weekly VRDNs
	(Chestnut Hill School)/(Citizens Bank of Massachusetts LOC)	5,000,000

4,450,000	Massachusetts Development Finance Agency Weekly VRDNs
	(You, Inc.)/(Lloyds TSB Bank PLC, London LOC)	4,450,000

4,900,000	Massachusetts Development Finance Agency, (Series 1998A), Weekly
	VRDNs (Shady Hill School)/(Citizens Bank of Massachusetts LOC)	4,900,000

2,236,000	Massachusetts Development Finance Agency, (Series 1999), Weekly
	VRDNs (Dean College)/(Fleet National Bank LOC)	2,236,000

6,200,000	Massachusetts Development Finance Agency, (Series 2000), Weekly
	VRDNs (Marine Biological Laboratory)/(Allied Irish Banks PLC LOC)	6,200,000

4,500,000	Massachusetts Development Finance Agency, (Series 2000), Weekly
	VRDNs (Worcester Academy)/(Allied Irish Banks PLC LOC)	4,500,000

3,300,000	Massachusetts Development Finance Agency, (Series 2001), Weekly
	VRDNs (The Children's Museum)/(Citizens Bank of
	Massachusetts LOC)	3,300,000

7,500,000	Massachusetts Development Finance Agency, (Series 2001A), Weekly
	VRDNs (Alliance of Massachusetts, Inc.)/(PNC Bank, N.A. LOC)	7,500,000

7,000,000	Massachusetts Development Finance Agency, (Series 2002), Weekly
	VRDNs (The Rivers School)/(Citizens Bank of Massachusetts LOC)	7,000,000

1,000,000	Massachusetts Development Finance Agency, (Series 2002A),
	Weekly VRDNs (Assumption College)/(Bank of New York LOC)	1,000,000

PRINCIPAL AMOUNT		VALUE
(1) Short-Term Municipals—continued
Massachusetts—continued
$5,000,000	Massachusetts Development Finance Agency, (Series 2003), Weekly
	VRDNs (Boston College High School)/(Citizens Bank of
	Massachusetts LOC) $	5,000,000

18,500,000	Massachusetts Development Finance Agency, (Series R3), Weekly
	VRDNs (Boston University)/(XL Capital Assurance Inc. INS)/(Societe
	Generale, Paris LIQ)	18,500,000

1,530,000	Massachusetts HEFA, (Series 1999), Weekly VRDNs (CIL Reality of
	Massachusetts)/(Dexia Credit Local LOC)	1,530,000

1,800,000	Massachusetts HEFA, (Series 2003), Weekly VRDNs (Emmanuel
	College)/(Allied Irish Banks PLC and State Street Bank and
	Trust Co. LOCs)	1,800,000

500,000	Massachusetts HEFA, (Series A-1), Weekly VRDNs (Sherrill House)/
	(Comerica Bank LOC)	500,000

2,860,000	Massachusetts HEFA, (Series B), Weekly VRDNs (Boston Home)/
	(Citizens Bank of Massachusetts LOC)	2,860,000

1,645,000	Massachusetts HEFA, (Series B), Weekly VRDNs (Endicott College)/
	(Fleet National Bank LOC)	1,645,000

5,765,000	Massachusetts HEFA, (Series B), Weekly VRDNs (New England
	Carpenters Training Fund)/(Citizens Bank of Massachusetts LOC)	5,765,000

2,000,000	Massachusetts HEFA, (Series Q-1), Weekly VRDNs (Boston University)/
	(XL Capital Assurance Inc. INS)/(Fleet National Bank LIQ)	2,000,000

5,680,000	Massachusetts HEFA, MERLOTS (Series 2000-T), Weekly VRDNs
	(Simmons College)/(AMBAC INS)/(Wachovia Bank N.A. LIQ)	5,680,000

5,000,000	Massachusetts HEFA, MERLOTS (Series 2000WW), Weekly VRDNs
	(Harvard University)/(Wachovia Bank N.A. LIQ)	5,000,000

12,495,000	(2) Massachusetts HEFA, PA-973R, 1.20% TOBs (Massachusetts Institute of
	Technology)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 9/16/2004	12,495,000

PRINCIPAL AMOUNT		VALUE
(1) Short-Term Municipals—continued
Massachusetts—continued
$5,505,000	Massachusetts HEFA, Variable Rate Certificates (Series 2002-D),
	Weekly VRDNs (Massachusetts Institute of Technology)/(Bank of
	America N.A. LIQ)	$5,505,000

4,100,000	Massachusetts IFA, (Series 1992B), 1.00% CP (New England
	Power Co.), Mandatory Tender 11/25/2003	4,100,000

7,700,000	Massachusetts IFA, (Series 1995), Weekly VRDNs (Goddard House)/
	(Fleet National Bank LOC)	7,700,000

7,024,000	Massachusetts IFA, (Series 1996), Weekly VRDNs (Newbury College)/
	(Fleet National Bank LOC)	7,024,000

2,395,000	Massachusetts IFA, (Series 1997), Weekly VRDNs (Massachusetts
	Society for the Prevention of Cruelty to Animals)/(Fleet National
	Bank LOC)	2,395,000

6,690,000	Massachusetts IFA, (Series 1997), Weekly VRDNs (Mount Ida College)/
	(Dexia Credit Local LOC)	6,690,000

5,640,000	Massachusetts IFA, (Series 1998A), Weekly VRDNs (JHC Assisted
	Living Corp.)/(Fleet National Bank LOC)	5,640,000

3,130,000	Massachusetts IFA, (Series B), Weekly VRDNs (Williston North
	Hampton School)/(Fleet National Bank LOC)	3,130,000

5,160,000	Massachusetts State College Building Authority, MERLOTS
	(Series 2000- B11), Weekly VRDNs (AMBAC INS)/(Wachovia
	Bank N.A. LIQ)	5,160,000

4,290,000	Massachusetts State HFA, (PT-162), Weekly VRDNs (MBIA Insurance
	Corp. INS)/(BNP Paribas SA LIQ)	4,290,000

9,257,000	Massachusetts Turnpike Authority, Variable Rate Certificates
	(Series 1997N), Weekly VRDNs (MBIA Insurance Corp. INS)/
	(Bank of America N.A. LIQ)	9,257,000

PRINCIPAL AMOUNT		VALUE
(1) Short-Term Municipals—continued
Massachusetts—continued
$5,090,000	Massachusetts Water Pollution Abatement Trust Pool, (PT-1185),
	Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	$5,090,000

15,400,000	Massachusetts Water Pollution Abatement Trust Pool, Subordinate,
	MERLOTS (Series 1999N), Weekly VRDNs (Wachovia Bank N.A. LIQ)	15,400,000

1,100,000	Massachusetts Water Resources Authority, (Series 1998D), Weekly
	VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	1,100,000

10,000,000	Massachusetts Water Resources Authority, Class A Certificates
	(Series 2002-208), Daily VRDNs (FSA INS)/(Bear Stearns Cos., Inc. LIQ)	10,000,000

10,362,000	Monson, MA, 2.50% BANs, 11/14/2003	10,364,838

7,950,000	New Bedford, MA, 2.00% BANs, 2/27/2004	7,970,047

7,500,000	Norwell, MA, 2.25% BANs, 2/20/2004	7,523,649

2,000,000	Pembroke, MA, 2.00% BANs, 8/5/2004	2,014,725

8,239,760	Plympton, MA, 1.75% BANs, 7/8/2004	8,281,525

4,700,000	Ralph C. Mahar, MA Regional School District, 1.75% BANs, 7/14/2004	4,722,245

10,745,000	Wayland, MA, 2.25% BANs, 11/21/2003	10,749,816

5,800,000	Worcester, MA, 2.00% BANs, 8/31/2004	5,841,561

	Total Investments—100.4%
	(at amortized cost)(3)	441,164,772

	Other Assets and Liabilities-Net—(0.4)%	(1,889,913)

	Total Net Assets—100%	$439,274,859

(1) The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (“NRSROs”) or unrated securities of comparable quality. An NRSRO’s two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor’s, MIG-1 or MIG-2 by Moody’s Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At October 31, 2003, the portfolio securities were rated as follows:

TIER RATING PERCENTAGE BASED ON TOTAL MARKET VALUE (UNAUDITIED)

First Tier	Second Tier
100.00%	0.00%

(2) Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund’s Board of Trustees. At October 31, 2003, these securities amounted to $42,324,000 which represents 9.6% of total net assets.

(3) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2003.

The following acronyms are used throughout this portfolio:

AMBAC—American Municipal Bond Assurance Corporation
AMT—Alternative Minimum Tax
BANs—Bond Anticipation Notes
CP—Commercial Paper
FGIC—Financial Guaranty Insurance Company
FSA—Financial Security Assurance
HEFA—Health and Education Facilities Authority
HFA—Housing Finance Authority
IFA—Industrial Finance Authority
INS—Insured
LIQ—Liquidity Agreement
LOC(s)—Letter(s) of Credit
MERLOTS—Municipal Exempt Receipts Liquidity Optional Tender Series
PUTTERs—Puttable Tax-Exempt Receipts
ROCs—Reset Option Certificates
TOBs—Tender Option Bonds
TOPS—Trust Obligation Participating Securities
VRDNs—Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

MASSACHUSETTS MUNICIPAL CASH TRUST STATEMENT OF ASSETS AND LIABILITIES

October 31, 2003

Assets:
Total investments in securities, at amortized cost and value		441,164,772

Cash		516,277

Income receivable		1,828,970

Receivable for shares sold		141,966

Total liabilities		443,651,985

Liabilities:
Payable for investments purchased	$4,026,040

Payable for shares redeemed	202,115

Income distribution payable	102,967

Payable for transfer and dividend disbursing agent fees
and expenses (Note 5)	20,224

Payable for Directors’/ Trustees’ fees	734

Payable for portfolio accounting fees (Note 5)	9,658

Payable for shareholder services fee (Note 5)	3,538

Accrued expenses	11,850

Total liabilities		4,377,126

Net assets for 439,279,882 shares outstanding		$439,274,859

Net Assets Consist of:
Paid in capital		$439,280,094

Accumulated net realized loss on investments		(5,315)

Undistributed net investment income		80

Total Net Assets		$439,274,859

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$411,681,369 ÷ 411,684,828 shares outstanding		$1.00

Galaxy-BKB Shares:
$27,593,490 ÷ 27,595,054 shares outstanding		$1.00

(See Notes which are an integral part of the Financial Statements)

MASSACHUSETTS MUNICIPAL CASH TRUST STATEMENT OF OPERATIONS

Year Ended October 31, 2003
Investment Income:
Interest			$8,042,023

Expenses:
Investment adviser fee (Note 5)		$3,158,548

Administrative personnel and services fee (Note 5)		475,046

Custodian fees		30,435

Transfer and dividend disbursing agent fees and expenses—
Institutional Service Shares (Note 5)		117,536

Transfer and dividend disbursing agent fees and expenses—
Galaxy-BKB Shares (Note 5)		19,220

Directors’/Trustees’ fees		5,313

Auditing fees		12,888

Legal fees		13,324

Portfolio accounting fees (Note 5)		110,252

Shareholder services fee—Institutional Service Shares (Note 5)		1,482,971

Shareholder services fee—Galaxy-BKB Shares (Note 5)		96,303

Share registration costs		34,397

Printing and postage		24,783

Insurance premiums		2,411

Miscellaneous		2,334

Total expenses		5,585,761

Waivers (Note 5)—

Waiver of investment adviser fee	$(210,524)

Waiver of transfer and dividend disbursing agent
fees and expenses	(26,366)

Waiver of shareholder services fee—Institutional
Service Shares	(1,423,652)

Waiver of shareholder services fee—Galaxy-BKB Shares	(96,303)

Total Waivers		(1,756,845)

Net expenses			3,828,916

Net investment income			$4,213,107

(See Notes which are an integral part of the Financial Statements)

MASSACHUSETTS MUNICIPAL CASH TRUST STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31
	2003	2002
Increase (Decrease) in Net Assets
Operations—

Net investment income	$4,213,107	$8,811,551

Net realized loss on investments	—	(5,103)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,213,107	8,806,448

Distributions to Shareholders—

Distributions from net investment income

Institutional Service Shares	(3,966,174)	(8,213,147)

Galaxy—BKB Shares	(246,853)	(598,404)

CHANGE IN NET ASSETS RESULTING FROM
DISTRIBUTIONS TO SHAREHOLDERS	(4,213,027)	(8,811,551)

Share Transactions—

Proceeds from sale of shares	1,143,254,294	1,627,495,149

Net asset value of shares issued to shareholders in payment
of distributions declared	2,904,372	6,122,264

Cost of shares redeemed	(1,536,759,358)	(1,591,788,347)

CHANGE IN NET ASSETS RESULTING FROM
SHARE TRANSACTIONS	(390,600,692)	41,829,066

Change in net assets	(390,600,612)	41,823,963

Net Assets:
Beginning of period	829,875,471	788,051,508

End of period (including undistributed net investment income of
$80 and $0, respectively)	$439,274,859	$829,875,471

(See Notes which are an integral part of the Financial Statements)

MASSACHUSETTS MUNICIPAL CASH TRUST NOTES TO FINANCIAL STATEMENTS

October 31, 2003

(1) ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Massachusetts Municipal Cash Trust (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Service Shares and Galaxy-BKB Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and Massachusetts state income tax consistent with stability of principal.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily.

Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective transfer and dividend disbursing agent and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary. For the year ended October 31, 2003, all of the Fund’s distributions were from tax exempt income.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the “Trustees”). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At October 31, 2003, capital paid-in aggregated $439,280,094. Transactions in shares were as follows:

	Year Ended October 31
	2003	2002
Institutional Service Shares:
Shares sold	1,127,418,779	1,589,359,639
Shares issued to shareholders in payment of distributions declared	2,657,519	5,523,835
Shares redeemed	(1,499,639,892)	(1,535,961,852)

Net Change Resulting From Institutional Service Share Transactions	(369,563,594)	58,921,622

Galaxy—BKB Shares:
Shares sold	15,835,515	38,135,510
Shares issued to shareholders in payment of distributions declared	246,853	598,429
Shares redeemed	(37,119,466)	(55,826,495)

Net Change Resulting from Galaxy-BKB Share Transactions	(21,037,098)	(17,092,556)

Net Change Resulting from Share Transactions	(390,600,692)	41,829,066

(4) FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to a prior year expired capital loss carryforward.

For the year ended October 31, 2003, permanent differences identified and reclassified among the components of net assets were as follows:

Paid-In Capital	Accumulated Net Realized Loss
$212	$(212)

Net investment income, net realized gain (losses), as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2003 and 2002, was as follows:

	2003	2002
Tax-exempt income	$4,213,027	$8,811,551

As of October 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$103,048
Capital loss carryforward	$5,315

At October 31, 2003, the Fund had a capital loss carryforward of $5,315, which will reduce the Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2007.

(5) INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund’s investment adviser (the “Adviser”), receives for its services an annual investment adviser fee equal to 0.50% of the Fund’s average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company (“FServ”), under the Administrative Services Agreement (“Agreement”), provided the Fund with administrative personnel and services. The fee paid to FServ is based on the aggregate daily net assets of all Federated funds as specified below:

Average Aggregate Daily Net
Maximum Administrative Fee	Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares.

On August 22, 2003 the Trustees approved a new Agreement. Effective November 1, 2003, Federated Administrative Services (“FAS”) will provide the Fund with administrative personnel and services. The fee paid to FAS will be based on the aggregate daily net assets of all Federated funds as specified below:

Average Aggregate Daily Net
Maximum Administrative Fee	Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FServ and FAS may voluntarily choose to waive any portion of their fee. FServ and FAS can modify or terminate this voluntary waiver at any time at their sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (“FSSC”), the Fund will pay FSSC up to 0.25% of average daily net assets of the Institutional Service Shares for the period. Under the terms of a Shareholder Services Agreement with Fleet National Bank, the Fund will pay Fleet National Bank up to 0.25% of average daily net assets of Galaxy-BKB Shares for the period. These fees are used to finance certain services for shareholders and to maintain shareholder accounts. FSSC and Fleet National Bank may voluntarily choose to waive any portion of their fees. FSSC and Fleet National Bank can modify or terminate these voluntary waivers at any time at their sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through it’s subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund’s accounting records for which it receives a fee. The fee is based on the level of the Fund’s average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Interfund Transactions

During the year ended October 31, 2003, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted $637,686,000 and $660,636,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(6) CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2003, 62.5% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 13.1% of total investments.

(7) LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (collectively, “Federated”), along with various investment companies sponsored by Federated (“Funds”) were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and the Funds are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

REPORT OF ERNST & YOUNG, LLP INDEPENDENT AUDITORS

To the Board of Trustees of Money Market Obligations Trust and Shareholders of Massachusetts Municipal Cash Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Massachusetts Municipal Cash Trust (one of the portfolios constituting Money Market Obligations Trust), (the “Trust”), as of October 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opin-ion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from the brokers were not received. An audit also includes assessing the accounting principles used and sig-nificant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Massachusetts Municipal Cash Trust of Money Market Obligations Trust at October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/ERNST & YOUNG

Boston, Massachusetts

December 10, 2003

BOARD OF TRUSTEES AND TRUST OFFICERS

The Board is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises 41 portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds—four portfolios, Golden Oak® Family of Funds—seven portfolios and WesMark Funds—five portfolios. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name
Birth Date
Address
Positions Held with Trust	Principal Occupation(s), Other Directorships Held
Date Service Began	and Previous Position(s)

John F. Donahue*	Principal Occupations: Chairman and Director or Trustee of the Federated Fund
Birth Date: July 28, 1924	Complex; Chairman and Director, Federated Investors, Inc.
CHAIRMAN AND TRUSTEE
Began serving: October 1988

J. Christopher Donahue*	Principal Occupations: Principal Executive Officer and President of the Federated
Birth Date: April 11, 1949	Fund Complex; Director or Trustee of some of the Funds in the Federated Fund
PRESIDENT AND TRUSTEE	Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.
Began serving: April 1989

Lawrence D. Ellis, M.D.*	Principal Occupations: Director or Trustee of the Federated Fund Complex;
Birth Date: October 11, 1932	Professor of Medicine, University of Pittsburgh; Medical Director, University of
3471 Fifth Avenue	Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist,
Suite 1111	University of Pittsburgh Medical Center.
Pittsburgh, PA	Other Directorships Held: Member, National Board of Trustees, Leukemia
TRUSTEE	Society of America.
Began serving: October 1988
Previous Positions: Trustee, University of Pittsburgh; Director, University of
Pittsburgh Medical Center.

* Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund’s principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name
Birth Date
Address
Positions Held with Trust	Principal Occupation(s), Other Directorships Held
Date Service Began	and Previous Position(s)

Thomas G. Bigley	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Birth Date: February 3, 1934
15 Old Timber Trail	Other Directorships Held: Director, Member of Executive Committee, Children’s
Pittsburgh, PA	Hospital of Pittsburgh; Director, University of Pittsburgh.
TRUSTEE
Began serving: November 1994	Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr.	Principal Occupations: Director or Trustee of the Federated Fund Complex;
Birth Date: June 23, 1937	Chairman of the Board, Investment Properties Corporation; Partner or Trustee in
Grubb & Ellis/Investment	private real estate ventures in Southwest Florida.
Properties Corporation
3838 North Tamiami Trail	Previous Positions: President, Investment Properties Corporation; Senior Vice
Suite 402	President, John R. Wood and Associates, Inc., Realtors; President, Naples Property
Naples, FL	Management, Inc. and Northgate Village Development Corporation.
TRUSTEE
Began serving: August 1991

Nicholas P. Constantakis	Principal Occupations: Director or Trustee of the Federated Fund Complex.
Birth Date: September 3, 1939
175 Woodshire Drive	Other Directorships Held: Director and Member of the Audit Committee,
Pittsburgh, PA	Michael Baker Corporation (engineering and energy services worldwide).
TRUSTEE
Began serving: October 1999	Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Birth Date: March 5, 1943
353 El Brillo Way	Other Directorships Held: Chairman, President and Chief Executive Officer,
Palm Beach, FL	Cunningham & Co., Inc. (strategic business consulting); Trustee Associate,
TRUSTEE	Boston College.
Began serving: January 1999
Previous Positions: Director, Redgate Communications and EMC
Corporation (computer storage systems); Chairman of the Board and Chief
Executive Officer, Computer Consoles, Inc.; President and Chief Operating
Officer, Wang Laboratories; Director, First National Bank of Boston;
Director, Apollo Computer, Inc.

Name
Birth Date
Address
Positions Held with Trust	Principal Occupation(s), Other Directorships Held
Date Service Began	and Previous Position(s)

Peter E. Madden	Principal Occupation: Director or Trustee of the Federated Fund Complex;
Birth Date: March 16, 1942	Management Consultant.
One Royal Palm Way
100 Royal Palm Way	Other Directorships Held: Board of Overseers, Babson College.
Palm Beach, FL
TRUSTEE	Previous Positions: Representative, Commonwealth of Massachusetts General
Began serving: August 1991	Court; President, State Street Bank and Trust Company and State Street
Corporation (retired); Director, VISA USA and VISA International; Chairman and
Director, Massachusetts Bankers Association; Director, Depository Trust
Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr.	Principal Occupations: Director or Trustee of the Federated Fund Complex;
Birth Date: April 10, 1945	Management Consultant; Executive Vice President, DVC Group, Inc. (marketing
80 South Road	communications and technology) (prior to 9/1/00).
Westhampton Beach, NY
TRUSTEE	Previous Positions: Chief Executive Officer, PBTC International Bank; Partner,
Began serving: January 1999	Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of
Retail Banking Sector, Chase Manhattan Bank; SeniorVice President, HSBC Bank
USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor
of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D.	Principal Occupations: Director or Trustee of the Federated Fund Complex;
Birth Date: December 20, 1932	Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica
Chancellor, Duquesne University	& Murray.
Pittsburgh, PA
TRUSTEE	Other Directorships Held: Director, Michael Baker Corp. (engineering,
Began serving: February 1995	construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law,
University of Pittsburgh School of Law; Dean and Professor of Law, Villanova
University School of Law.

Marjorie P. Smuts	Principal Occupations: Director or Trustee of the Federated Fund Complex;
Birth Date: June 21, 1935	Public Relations/Marketing Consultant/Conference Coordinator.
4905 Bayard Street
Pittsburgh, PA	Previous Positions: National Spokesperson, Aluminum Company of America;
TRUSTEE	television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.
Began serving: October 1988

John S. Walsh	Principal Occupations: Director or Trustee of the Federated Fund Complex;
Birth Date: November 28, 1957	President and Director, Heat Wagon, Inc. (manufacturer of construction
2604 William Drive	temporary heaters); President and Director, Manufacturers Products, Inc.
Valparaiso, IN	(distributor of portable construction heaters); President, Portable Heater Parts,
TRUSTEE	a division of Manufacturers Products, Inc.
Began serving: January 1999
Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name
Birth Date
Address	Principal Occupation(s), Other Directorships Held
Positions Held with Trust	and Previous Position(s)

John W. McGonigle	Principal Occupations: Executive Vice President and Secretary of the Federated
Birth Date: October 26, 1938	Fund Complex; Executive Vice President, Secretary and Director, Federated
EXECUTIVE VICE PRESIDENT	Investors, Inc.
AND SECRETARY
Began serving: October 1988

Richard J. Thomas	Principal Occupations: Principal Financial Officer and Treasurer of the Federated
Birth Date: June 17, 1954	Fund Complex; Senior Vice President, Federated AdministrativeServices.
TREASURER
Began serving: November 1998

Richard B. Fisher	Principal Occupations: Vice Chairman or President of some of the Funds in the
Birth Date: May 17, 1923	Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman,
VICE PRESIDENT	Federated Securities Corp.
Began serving: October 1998
Previous Positions: President and Director or Trustee of some of the Funds in the
Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and
Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson, III	Principal Occupations: Chief Investment Officer of this Fund and various other
Birth Date: March 3, 1949	Funds in the Federated Fund Complex; Executive Vice President, Federated
CHIEF INVESTMENT OFFICER	Investment Counseling, Federated Global Investment Management Corp.,
Began serving: November 1998	Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Executive Vice President and Senior Vice President, Federated
Investment Counseling Institutional Portfolio Management Services Division;
Senior Vice President, Federated Investment Management Company and Passport
Research, Ltd.

Mary Jo Ochson	Mary Jo Ochson is Vice President of the Trust. Ms. Ochson joined Federated in
Birth Date: September 12, 1953	1982 and has been a Senior Portfolio Manager and a Senior Vice President of the
VICE PRESIDENT	Fund’s Adviser since 1996. From 1988 through 1995, Ms.Ochson served as a
Began serving: November 1998	Portfolio Manager and a Vice President of the Fund’s Adviser. Ms. Ochson is a
Chartered Financial Analyst and received her M.B.A. in Finance from the
University of Pittsburgh.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board,or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) if none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

[Logo of Federated Investors]

Massachusetts Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

October 31, 2003

Institutional Service Shares

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006	0.010	0.027	0.034	0.027
Net realized loss on investments	--	(0.000)[1]	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.006	0.010	0.027	0.034	0.027

Less Distributions:
Distributions from net investment income	(0.006)	(0.010)	(0.027)	(0.034)	(0.027)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.65%	1.05%	2.70%	3.49%	2.71%

Ratios to Average Net Assets:

Expenses	0.60%	0.60%	0.60%	0.56%	0.56%

Net investment income	0.66%	1.04%	2.68%	3.47%	2.69%

Expense waiver/reimbursement[3]	0.28%	0.27%	0.27%	0.30%	0.34%

Supplemental Data:

Net assets, end of period (000 omitted)	$411,681	$781,245	$722,327	$725,796	$411,292

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

October 31, 2003

Principal Amount			Value
		Short-Term Municipals--100.4%[1]
		Massachusetts--100.4%
$8,166,000		ABN AMRO MuniTOPS Certificates Trust (Massachusetts Non-AMT)/(Series 1998-12), Weekly VRDNs (Massachusetts Water Resources Authority)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	$8,166,000
6,620,000		Amesbury, MA, 2.25% BANs, 3/12/2004	6,644,751
5,275,000		Central Berkshire, MA Regional School District, 2.00% BANs, 10/8/2004	5,313,956
23,069,486		Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT)/(Series 1997-2), Weekly VRDNs (Massachusetts State Lottery Commission)/(AMBAC INS)/(State Street Bank and Trust Co. LIQ)	23,069,486
4,000,000	[2]	Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT)/(Series 1999-1), 1.15% TOBs (Massachusetts State HFA)/(MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ), Optional Tender 2/12/2004	4,000,000
14,929,000	[2]	Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT)/(Series 2000-2), 1.15% TOBs (Massachusetts Turnpike Authority)/ (MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ), Optional Tender 2/12/2004	14,929,000
10,900,000	[2]	Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT)/(Series 2001-4), 1.15% TOBs (Massachusetts Turnpike Authority)/ (MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ), Optional Tender 3/11/2004	10,900,000
2,000,000		Commonwealth of Massachusetts, (Series 2000A) Daily VRDNs (Landesbank Baden-Wuerttemberg LIQ)	2,000,000
3,255,000		Commonwealth of Massachusetts, (1999 SG 126) Weekly VRDNs (Societe Generale, Paris LIQ)	3,255,000
4,995,000		Commonwealth of Massachusetts, MERLOTS (Series 2002-A9) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	4,995,000
2,970,000		Commonwealth of Massachusetts, (PA-793), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	2,970,000
2,400,000		Commonwealth of Massachusetts, (PA-798), Weekly VRDNs (Massachusetts Federal-Aid Highway Program)/(FSA INS)/(Merrill Lynch & Co., Inc. LIQ)	2,400,000
5,090,000		Commonwealth of Massachusetts, PUTTERs (Series 343), Weekly VRDNs (XL Capital Assurance Inc. INS)/(J.P. Morgan Chase & Co. LIQ)	5,090,000
8,625,000		Commonwealth of Massachusetts, ROCs (Series 1047), Weekly VRDNs (FSA INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	8,625,000
6,285,000		Commonwealth of Massachusetts, Roaring Forks (Series 2003-10), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ)	6,285,000
2,785,000		Commonwealth of Massachusetts, Variable Rate Certificates (Series 2001-O), Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ)	2,785,000
3,485,000		Commonwealth of Massachusetts, Variable Rate Certificates (Series 2002-C) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ)	3,485,000
4,000,000		Dover-Sherborn, MA Regional School District, 1.75% BANs, 11/12/2004	4,026,040
		SHORT-TERM MUNICIPALS--continued[1]
		Massachusetts--continued
$14,500,000		Harvard, MA, 2.00% BANs, 11/13/2003	$14,501,496
8,680,000		Hatfield, MA, 1.75% BANs, 7/30/2004	8,722,873
4,230,000		Haverhill, MA, 2.50% BANs (Fleet National Bank LOC), 4/16/2004	4,258,689
13,924,879		Koch Floating Rate Trust (Massachusetts Non-AMT)/(Series 1999-4), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	13,924,879
1,110,000		Littleton, MA, 1.40% BANs, 5/27/2004	1,112,196
11,695,000		Massachusetts Bay Transportation Authority, (Series 1999), Weekly VRDNs (Landesbank Baden-Wuerttemberg LIQ)	11,695,000
6,500,000		Massachusetts Bay Transportation Authority, MERLOTS (Series 2000H), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	6,500,000
2,700,000		Massachusetts Bay Transportation Authority, (PT-1218), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	2,700,000
5,000,000		Massachusetts Development Finance Agency Weekly VRDNs (Chestnut Hill School)/(Citizens Bank of Massachusetts LOC)	5,000,000
4,450,000		Massachusetts Development Finance Agency Weekly VRDNs (You, Inc.)/(Lloyds TSB Bank PLC, London LOC)	4,450,000
4,900,000		Massachusetts Development Finance Agency, (Series 1998A), Weekly VRDNs (Shady Hill School)/(Citizens Bank of Massachusetts LOC)	4,900,000
2,236,000		Massachusetts Development Finance Agency, (Series 1999), Weekly VRDNs (Dean College)/(Fleet National Bank LOC)	2,236,000
6,200,000		Massachusetts Development Finance Agency, (Series 2000), Weekly VRDNs (Marine Biological Laboratory)/(Allied Irish Banks PLC LOC)	6,200,000
4,500,000		Massachusetts Development Finance Agency, (Series 2000), Weekly VRDNs (Worcester Academy)/(Allied Irish Banks PLC LOC)	4,500,000
3,300,000		Massachusetts Development Finance Agency, (Series 2001), Weekly VRDNs (The Children's Museum)/(Citizens Bank of Massachusetts LOC)	3,300,000
7,500,000		Massachusetts Development Finance Agency, (Series 2001A), Weekly VRDNs (Alliance of Massachusetts, Inc.)/(PNC Bank, N.A. LOC)	7,500,000
7,000,000		Massachusetts Development Finance Agency, (Series 2002), Weekly VRDNs (The Rivers School)/(Citizens Bank of Massachusetts LOC)	7,000,000
1,000,000		Massachusetts Development Finance Agency, (Series 2002A), Weekly VRDNs (Assumption College)/(Bank of New York LOC)	1,000,000
5,000,000		Massachusetts Development Finance Agency, (Series 2003), Weekly VRDNs (Boston College High School)/(Citizens Bank of Massachusetts LOC)	5,000,000
18,500,000		Massachusetts Development Finance Agency, (Series R3), Weekly VRDNs (Boston University)/(XL Capital Assurance Inc. INS)/(Societe Generale, Paris LIQ)	18,500,000
1,530,000		Massachusetts HEFA, (Series 1999), Weekly VRDNs (CIL Reality of Massachusetts)/(Dexia Credit Local LOC)	1,530,000
1,800,000		Massachusetts HEFA, (Series 2003), Weekly VRDNs (Emmanuel College)/(Allied Irish Banks PLC and State Street Bank and Trust Co. LOCs)	1,800,000
500,000		Massachusetts HEFA, (Series A-1), Weekly VRDNs (Sherrill House)/(Comerica Bank LOC)	500,000
		SHORT-TERM MUNICIPALS--continued[1]
		Massachusetts--continued
$2,860,000		Massachusetts HEFA, (Series B), Weekly VRDNs (Boston Home)/(Citizens Bank of Massachusetts LOC)	$2,860,000
1,645,000		Massachusetts HEFA, (Series B), Weekly VRDNs (Endicott College)/(Fleet National Bank LOC)	1,645,000
5,765,000		Massachusetts HEFA, (Series B), Weekly VRDNs (New England Carpenters Training Fund)/(Citizens Bank of Massachusetts LOC)	5,765,000
2,000,000		Massachusetts HEFA, (Series Q-1), Weekly VRDNs (Boston University)/(XL Capital Assurance Inc. INS)/(Fleet National Bank LIQ)	2,000,000
5,680,000		Massachusetts HEFA, MERLOTS (Series 2000-T), Weekly VRDNs (Simmons College)/(AMBAC INS)/(Wachovia Bank N.A. LIQ)	5,680,000
5,000,000		Massachusetts HEFA, MERLOTS (Series 2000WW), Weekly VRDNs (Harvard University)/(Wachovia Bank N.A. LIQ)	5,000,000
12,495,000	[2]	Massachusetts HEFA, PA-973R, 1.20% TOBs (Massachusetts Institute of Technology)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 9/16/2004	12,495,000
5,505,000		Massachusetts HEFA, Variable Rate Certificates (Series 2002-D), Weekly VRDNs (Massachusetts Institute of Technology)/ (Bank of America N.A. LIQ)	5,505,000
4,100,000		Massachusetts IFA, (Series 1992B), 1.00% CP (New England Power Co.), Mandatory Tender 11/25/2003	4,100,000
7,700,000		Massachusetts IFA, (Series 1995), Weekly VRDNs (Goddard House)/(Fleet National Bank LOC)	7,700,000
7,024,000		Massachusetts IFA, (Series 1996), Weekly VRDNs (Newbury College)/(Fleet National Bank LOC)	7,024,000
2,395,000		Massachusetts IFA, (Series 1997), Weekly VRDNs (Massachusetts Society for the Prevention of Cruelty to Animals)/(Fleet National Bank LOC)	2,395,000
6,690,000		Massachusetts IFA, (Series 1997), Weekly VRDNs (Mount Ida College)/(Dexia Credit Local LOC)	6,690,000
5,640,000		Massachusetts IFA, (Series 1998A), Weekly VRDNs (JHC Assisted Living Corp.)/(Fleet National Bank LOC)	5,640,000
3,130,000		Massachusetts IFA, (Series B), Weekly VRDNs (Williston North Hampton School)/(Fleet National Bank LOC)	3,130,000
5,160,000		Massachusetts State College Building Authority, MERLOTS (Series 2000-B11), Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)	5,160,000
4,290,000		Massachusetts State HFA, (PT-162), Weekly VRDNs (MBIA Insurance Corp. INS)/(BNP Paribas SA LIQ)	4,290,000
9,257,000		Massachusetts Turnpike Authority, Variable Rate Certificates (Series 1997N), Weekly VRDNs (MBIA Insurance Corp. INS)/ (Bank of America N.A. LIQ)	9,257,000
5,090,000		Massachusetts Water Pollution Abatement Trust Pool, (PT-1185), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	5,090,000
15,400,000		Massachusetts Water Pollution Abatement Trust Pool, Subordinate, MERLOTS (Series 1999N), Weekly VRDNs (Wachovia Bank N.A. LIQ)	15,400,000
1,100,000		Massachusetts Water Resources Authority, (Series 1998D), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	1,100,000
		SHORT-TERM MUNICIPALS--continued[1]
		Massachusetts--continued
$10,000,000		Massachusetts Water Resources Authority, Class A Certificates (Series 2002-208), Daily VRDNs (FSA INS)/(Bear Stearns Cos., Inc. LIQ)	$10,000,000
10,362,000		Monson, MA, 2.50% BANs, 11/14/2003	10,364,838
7,950,000		New Bedford, MA, 2.00% BANs, 2/27/2004	7,970,047
7,500,000		Norwell, MA, 2.25% BANs, 2/20/2004	7,523,649
2,000,000		Pembroke, MA, 2.00% BANs, 8/5/2004	2,014,725
8,239,760		Plympton, MA, 1.75% BANs, 7/8/2004	8,281,525
4,700,000		Ralph C. Mahar, MA Regional School District, 1.75% BANs, 7/14/2004	4,722,245
10,745,000		Wayland, MA, 2.25% BANs, 11/21/2003	10,749,816
5,800,000		Worcester, MA, 2.00% BANs, 8/31/2004	5,841,561

		TOTAL INVESTMENTS--100.4% (AT AMORTIZED COST)[3]	441,164,772

		OTHER ASSETS AND LIABILITIES - NET--(0.4)%	(1,889,913)

		TOTAL NET ASSETS--100%	$439,274,859

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At October 31, 2003, the portfolio securities were rated as follows:

Tier Rating Percentage Based on Total Market Value (unaudited)

First Tier	Second Tier
100.0%	0.0%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At October 31, 2003, these securities amounted to $42,324,000 which represents 9.6% of total net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2003.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
CP	--Commercial Paper
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
IFA	--Industrial Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts--Liquidity Optional Tender Series
PUTTERs	--Puttable Tax-Exempt Receipts
ROCs	--Reset Option Certificates
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2003

Assets:
Total investments in securities, at amortized cost and value		$441,164,772
Cash		516,277
Income receivable		1,828,970
Receivable for shares sold		141,966

TOTAL ASSETS		443,651,985

Liabilities:
Payable for investments purchased	$4,026,040
Payable for shares redeemed	202,115
Income distribution payable	102,967
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	20,224
Payable for Directors'/ Trustees' fees	734
Payable for portfolio accounting fees (Note 5)	9,658
Payable for shareholder services fee (Note 5)	3,538
Accrued expenses	11,850

TOTAL LIABILITIES		4,377,126

Net assets for 439,279,882 shares outstanding		$439,274,859

Net Assets Consist of:
Paid in capital		$439,280,094
Accumulated net realized loss on investments		(5,315)
Undistributed net investment income		80

TOTAL NET ASSETS		$439,274,859

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$411,681,369 ÷ 411,684,828 shares outstanding		$1.00

Galaxy-BKB Shares:
$27,593,490 ÷ 27,595,054 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2003

Investment Income:
Interest			$8,042,023

Expenses:
Investment adviser fee (Note 5)		$3,158,548
Administrative personnel and services fee (Note 5)		475,046
Custodian fees		30,435
Transfer and dividend disbursing agent fees and expenses-- Institutional Service Shares (Note 5)		117,536
Transfer and dividend disbursing agent fees and expenses-- Galaxy-BKB Shares (Note 5)		19,220
Directors'/Trustees' fees		5,313
Auditing fees		12,888
Legal fees		13,324
Portfolio accounting fees (Note 5)		110,252
Shareholder services fee--Institutional Service Shares (Note 5)		1,482,971
Shareholder services fee--Galaxy-BKB Shares (Note 5)		96,303
Share registration costs		34,397
Printing and postage		24,783
Insurance premiums		2,411
Miscellaneous		2,334

TOTAL EXPENSES		5,585,761

Waivers (Note 5):
Waiver of investment adviser fee	$(210,524)
Waiver of transfer and dividend disbursing agent fees and expenses	(26,366)
Waiver of shareholder services fee--Institutional Service Shares	(1,423,652)
Waiver of shareholder services fee--Galaxy-BKB Shares	(96,303)

TOTAL WAIVERS:		(1,756,845)

Net expenses			3,828,916

Net investment income			$4,213,107

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,213,107	$8,811,551
Net realized loss on investments	--	(5,103)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,213,107	8,806,448

Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(3,966,174)	(8,213,147)
Galaxy-BKB Shares	(246,853)	(598,404)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,213,027)	(8,811,551)

Share Transactions:
Proceeds from sale of shares	1,143,254,294	1,627,495,149
Net asset value of shares issued to shareholders in payment of distributions declared	2,904,372	6,122,264
Cost of shares redeemed	(1,536,759,358)	(1,591,788,347)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(390,600,692)	41,829,066

Change in net assets	(390,600,612)	41,823,963

Net Assets:
Beginning of period	829,875,471	788,051,508

End of period (including undistributed net investment income of $80 and $0, respectively)	$439,274,859	$829,875,471

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2003

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Massachusetts Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Service Shares and Galaxy-BKB Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and Massachusetts state income tax consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective transfer and dividend disbursing agent and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary. For the year ended October 31, 2003, all of the Fund's distributions were from tax exempt income.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At October 31, 2003, capital paid-in aggregated $439,280,094.

Transactions in shares were as follows:

Year Ended October 31	2003	2002
Institutional Service Shares:
Shares sold	1,127,418,779	1,589,359,639
Shares issued to shareholders in payment of distributions declared	2,657,519	5,523,835
Shares redeemed	(1,499,639,892)	(1,535,961,852)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(369,563,594)	58,921,622

Year Ended October 31	2003	2002
Galaxy-BKB Shares:
Shares sold	15,835,515	38,135,510
Shares issued to shareholders in payment of distributions declared	246,853	598,429
Shares redeemed	(37,119,466)	(55,826,495)

NET CHANGE RESULTING FROM GALAXY-BKB SHARE TRANSACTIONS	(21,037,098)	(17,092,556)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(390,600,692)	41,829,066

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to a prior year expired capital loss carryforward.

For the year ended October 31, 2003, permanent differences identified and reclassified among the components of net assets were as follows:

Paid In Capital	Accumulated Net Realized Loss
$212	$(212)

Net investment income, net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2003 and 2002, was as follows:

	2003	2002
Tax-exempt income	$4,213,027	$8,811,551

As of October 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$ 103,048
Capital loss carryforward	5,315

At October 31, 2003, the Fund had a capital loss carryforward of $5,315, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2007.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement ("Agreement"), provided the Fund with administrative personnel and services. The fee paid to FServ is based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares.

On August 22, 2003 the Trustees approved a new Agreement. Effective November 1, 2003, Federated Administrative Services ("FAS") will provide the Fund with administrative personnel and services. The fee paid to FAS will be based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FServ and FAS may voluntarily choose to waive any portion of their fee. FServ and FAS can modify or terminate this voluntary waiver at any time at their sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Institutional Service Shares for the period. Under the terms of a Shareholder Services Agreement with Fleet National Bank, the Fund will pay Fleet National Bank up to 0.25% of average daily net assets of Galaxy-BKB Shares for the period. These fees are used to finance certain services for shareholders and to maintain shareholder accounts. FSSC and Fleet National Bank may voluntarily choose to waive any portion of their fees. FSSC and Fleet National Bank can modify or terminate these voluntary waivers at any time at their sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through it's subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Interfund Transactions

During the year ended October 31, 2003, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted $637,686,000 and $660,636,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2003, 62.5% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 13.1% of total investments.

7. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and the Funds are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although Federat ed does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF MASSACHUSETTS MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Massachusetts Municipal Cash Trust (one of the portfolios constituting Money Market Obligations Trust), (the "Trust"), as of October 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from the brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Massachusetts Municipal Cash Trust a portfolio of Money Market Obligations Trust at October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young

Boston, Massachusetts
December 10, 2003

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises 41 portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four po rtfolios, Golden Oak® Family of Funds--seven portfolios and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)

John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988	Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)

Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Address Positions Held with Trust	Principal Occupation(s) and Previous Position(s)

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1998

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson, III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER Began serving: November 1998

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Mary Jo Ochson Birth Date: September 12, 1953 VICE PRESIDENT Began serving: November 1998

Mary Jo Ochson is Vice President of the Trust. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

[Logo of Federated Investors]

Massachusetts Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N518

29519 (12/03)

Federated is a registered mark of Federated Investors, Inc.
2003 ©Federated Investors, Inc.

[Logo of Federated Investors]

Maryland Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

October 31, 2003

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006	0.011	0.027	0.035	0.027
Net realized loss on investments	--	(0.000)[1]	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.006	0.011	0.027	0.035	0.027

Less Distributions:
Distributions from net investment income	(0.006)	(0.011)	(0.027)	(0.035)	(0.027)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.59%	1.06%	2.72%	3.52%	2.69%

Ratios to Average Net Assets:

Expenses	0.70%	0.70%	0.70%	0.70%	0.70%

Net investment income	0.59%	1.06%	2.61%	3.50%	2.66%

Expense waiver/reimbursement[3]	0.29%	0.28%	0.32%	0.51%	0.50%

Supplemental Data:

Net assets, end of period (000 omitted)	$95,930	$118,149	$92,535	$68,610	$46,707

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

OCTOBER 31, 2003

Principal Amount			Value
		Short-Term Municipals--99.4%[1]
		Maryland--92.5%
$2,000,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Maryland Non-AMT)/(Series 2003-19), 1.00% TOBs (Baltimore, MD)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 1/21/2004	$2,000,000
3,070,000		Anne Arundel County, MD (Series 1996), Weekly VRDNs (Atlas Container Corp. Project)/(Mellon Bank N.A., Pittsburgh LOC)	3,070,000
1,675,000		Baltimore County, MD, IDA (Series 1994A), Weekly VRDNs (Pitts Realty LP)/(PNC Bank, Delaware LOC)	1,675,000
900,000		Baltimore County, MD, IDA, Variable Rate Demand Acquisition Program (Series 1986), Weekly VRDNs (Baltimore Capital Acquisition)/(Bayerische Landesbank Girozentrale LOC)	900,000
2,100,000		Baltimore County, MD, Port Facility, Monthly VRDNs (Occidental Petroleum Corp.)/(BNP Paribas SA LOC)	2,100,000
1,125,000		Baltimore County, MD (1994 Issue), Weekly VRDNs (Direct Marketing Associates, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	1,125,000
2,000,000		Baltimore County, MD, Equipment Acquisition Program (Series 2002), 4.00% Bonds, 8/1/2004	2,043,782
3,000,000		Calvert County, MD, EDA (Series 2001), Weekly VRDNs (Asbury-Solomons, Inc.)/(KBC Bank N.V. LOC)	3,000,000
500,000		Carroll County, MD (Series 1995B), Weekly VRDNs (Evapco, Inc.)/(Bank of America N.A. LOC)	500,000
4,500,000		Harford County, MD, EDRB (Series 2001), Weekly VRDNs (Clark Finance, LLC)/(Branch Banking & Trust Co., Winston-Salem LOC)	4,500,000
1,510,000		Harford County, MD, EDRB (Series 1996), Weekly VRDNs (Citrus and Allied Essences Ltd.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	1,510,000
5,375,000		Maryland IDFA (Series 1999), 1.15% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 12/1/2003	5,375,000
1,800,000		Maryland State Community Development Administration (Series 1990A), Weekly VRDNs (College Estates)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	1,800,000
3,710,000		Maryland State Community Development Administration (Series 1990B), Weekly VRDNs (Cherry Hill Apartment Ltd.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	3,710,000
3,075,000		Maryland State Community Development Administration (Series 2000-CMC3), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)	3,075,000
2,680,000		Maryland State Community Development Administration, MERLOTS (Series 2001-B2), Weekly VRDNs (Wachovia Bank N.A. LIQ)	2,680,000
1,995,000	[2]	Maryland State Community Development Administration (PT-123), 1.04% TOBs (Svenska Handelsbanken, Stockholm LIQ), Optional Tender 11/20/2003	1,995,000
2,175,000		Maryland State Economic Development Corp., (Series 1996), Weekly VRDNs (Shire US, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	2,175,000
		Short-Term Municipals--continued[1]
		Maryland--continued
$1,750,000		Maryland State Economic Development Corp., (Series 1998), Weekly VRDNs (Morrison Health Care, Inc.)/(Wachovia Bank N.A. LOC)	$1,750,000
3,100,000		Maryland State Economic Development Corp., (Series 2000), Weekly VRDNs (AFCO Cargo BWI II LLC)/(SunTrust Bank LOC)	3,100,000
3,400,000		Maryland State Economic Development Corp., (Series 2000), Weekly VRDNs (Hunter Douglas Northeast, Inc.)/(SunTrust Bank LOC)	3,400,000
3,000,000		Maryland State Economic Development Corp., (Series 2003), Weekly VRDNs (YMCA of Central Maryland, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC)	3,000,000
3,000,000		Maryland State Energy Financing Administration (Series 1988), Weekly VRDNs (Morningstar Foods, Inc.)/(Wachovia Bank N.A. LOC)	3,000,000
1,000,000		Maryland State Health & Higher Educational Facilities Authority (Series 2001C), Weekly VRDNs (Collington Episcopal Life Care Community, Inc.)/(Lasalle Bank, N.A. LOC)	1,000,000
500,000		Maryland State IDFA, (1994 Issue), Weekly VRDNs (Baltimore International Culinary College Foundation, Inc.)/(SunTrust Bank LOC)	500,000
3,300,000		Maryland State IDFA, (Series 1994), Weekly VRDNs (Johnson Controls, Inc.)	3,300,000
1,000,000		Maryland State IDFA, (Series 1994), Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC)	1,000,000
2,500,000		Maryland State Transportation Authority (Series 1992) Bonds (FGIC INS), 7/1/2004	2,483,513
2,000,000		Montgomery County, MD, EDRB (Series 2002), Weekly VRDNs (Institute for Genomic Research, Inc.)/(Bank of America N.A. LOC)	2,000,000
8,200,000		Montgomery County, MD, EDRB, EDR, Weekly VRDNs (U.S. Pharmacopeial Convention Facility)/(J.P. Morgan Chase Bank LOC)	8,200,000
110,000		Montgomery County, MD, Housing Opportunities Commission (Series 1998 Issue I), Weekly VRDNs (Byron House, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	110,000
720,000		Montgomery County, MD, Weekly VRDNs (Information Systems and Networks Corp.)/(PNC Bank, N.A. LOC)	720,000
3,730,000		Northeast, MD, Waste Disposal Authority (PT-766), Weekly VRDNs (AMBAC INS)/(Landesbank Hessen-Thueringen, Frankfurt LIQ)	3,730,000
3,415,000		Prince Georges County, MD, Housing Authority Mortgage (PT-1311), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ)	3,415,000
1,790,000		Queen Annes County, MD, EDR (Series 1994), 1.30% TOBs (Safeway, Inc.)/(Deutsche Bank Trust Co. Americas LOC), Mandatory Tender 12/1/2003	1,790,000
3,000,000		Washington County, MD (Series 1999), 2.00% TOBs (St. James School, MD)/(PNC Bank, N.A. LOC), Mandatory Tender 11/1/2003	3,000,000

		TOTAL	88,732,295

		Multi State--3.1%
3,000,000		Washington, DC Metro Area Transit Authority, 1.75% Bonds (MBIA Insurance Corp. INS), 7/1/2004	3,014,840
		Short-Term Municipals--continued[1]
		Puerto Rico--3.8%
$300,000	[2]	Commonwealth of Puerto Rico (Series 2003 FR/RI-L16), 1.10% TOBs (MBIA Insurance Corp. INS)/(Lehman Brothers Holdings, Inc. LIQ), Optional Tender 11/19/2003	$300,000
2,355,000		Commonwealth of Puerto Rico, Public Improvement (Series A), 2.00% Bonds, 7/1/2004	2,369,274
960,000	[2]	Puerto Rico Housing Finance Authority (Series 2003 FR/RI-L30J), 1.25% TOBs (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ), Optional Tender 12/17/2003	960,000

		TOTAL	3,629,274

		TOTAL INVESTMENTS--99.4% (AT AMORTIZED COST)3	95,376,409

		OTHER ASSETS AND LIABILITIES--NET--0.6%	554,080

		TOTAL NET ASSETS--100%	$95,930,489

Securities that are subject to the federal alternative minimum tax (AMT) represent 51.2% of the portfolio as calculated based upon total portfolio market value (unaudited).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At October 31, 2003, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value (unaudited)

First Tier	Second Tier
97.5%	2.5%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At October 31, 2003, these securities amounted to $5,255,000 which represents 5.5% of total net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2003.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
COL	--Collateralized
EDA	--Economic Development Authority
EDR	--Economic Development Revenue
EDRB	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
GNMA	--Government National Mortgage Association
IDA	--Industrial Development Authority
IDFA	--Industrial Development Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts--Liquidity Optional Tender Series
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2003

Assets:
Total investments in securities, at amortized cost and value		$95,376,409
Cash		232,486
Income receivable		179,429
Receivable for investments sold		195,000
Receivable for shares sold		74,772

TOTAL ASSETS		96,058,096

Liabilities:
Payable for shares redeemed	$79,734
Income distribution payable	9,158
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	11,093
Payable for portfolio accounting fees (Note 5)	3,570
Payable for shareholder services fee (Note 5)	21,040
Accrued expenses	3,012

TOTAL LIABILITIES		127,607

Net assets for 95,932,192 shares outstanding		$95,930,489

Net Assets Consist of:
Paid in capital		$95,932,192
Accumulated net realized loss on investments		(1,519)
Distributions in excess of net investment income		(184)

TOTAL NET ASSETS		$95,930,489

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$95,930,489 ÷ 95,932,192 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2003

Investment Income:
Interest			$1,426,306

Expenses:
Investment adviser fee (Note 5)		$549,529
Administrative personnel and services fee (Note 5)		125,000
Custodian fees		5,388
Transfer and dividend disbursing agent fees and expenses (Note 5)		38,555
Directors'/Trustees' fees		1,021
Auditing fees		9,189
Legal fees		11,612
Portfolio accounting fees (Note 5)		40,123
Shareholder services fee (Note 5)		274,765
Share registration costs		25,737
Printing and postage		8,919
Insurance premiums		1,027
Miscellaneous		452

TOTAL EXPENSES		1,091,317

Waivers (Note 5):
Waiver of investment adviser fee	$(299,576)
Waiver of transfer and dividend disbursing agent fees and expenses	(6,026)
Waiver of shareholder services fee	(10,990)

TOTAL WAIVERS		(316,592)

Net expenses			774,725

Net investment income			$651,581

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$651,581	$1,098,430
Net realized loss on investments	--	(1,519)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	651,581	1,096,911

Distributions to Shareholders:
Distributions from net investment income	(651,765)	(1,098,430)

Share Transactions:
Proceeds from sale of shares	361,140,349	393,788,045
Net asset value of shares issued to shareholders in payment of distributions declared	481,872	761,746
Cost of shares redeemed	(383,840,423)	(368,934,260)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(22,218,202)	25,615,531

Change in net assets	(22,218,386)	25,614,012

Net Assets:
Beginning of period	118,148,875	92,534,863

End of period (including distributions in excess of net investment income of $(184) and $0, respectively)	$95,930,489	$118,148,875

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

OCTOBER 31, 2003

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Maryland Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of Maryland and Maryland municipalities consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary. For the year ended October 31, 2003, all of the Fund's distributions were from tax exempt income.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At October 31, 2003, capital paid-in aggregated $95,932,192.

Transactions in shares were as follows:

Year Ended October 31	2003	2002
Shares sold	361,140,349	393,788,045
Shares issued to shareholders in payment of distributions declared	481,872	761,746
Shares redeemed	(383,840,423)	(368,934,260)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(22,218,202)	(25,615,531)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2003 and 2002, was as follows:

	2003	2002
Tax-exempt income	$651,765	$1,098,430

As of October 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$ 8,974
Capital loss carryforward	1,519

At October 31, 2003, the Fund had a capital loss carryforward of $1,519, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2007.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement ("Agreement"), provided the Fund with administrative personnel and services. The fee paid to FServ is based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares.

On August 22, 2003, the Trustees approved a new Agreement. Effective November 1, 2003, Federated Administrative Services ("FAS") will provide the Fund with administrative personnel and services. The fee paid to FAS will be based on the aggregate daily net assets of all Federated funds as specified below.

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FServ and FAS may voluntarily choose to waive any portion of their fee. FServ and FAS can modify or terminate this voluntary waiver at any time at their sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Interfund Transactions

During the year ended October 31, 2003, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $259,735,000 and $282,379,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2003, 79.2% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 10.9% of total investments.

7. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and the Funds are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND
SHAREHOLDERS OF MARYLAND MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Maryland Municipal Cash Trust (one of the portfolios constituting Money Market Obligations Trust), (the "Trust"), as of October 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Maryland Municipal Cash Trust of Money Market Obligations Trust at October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/Ernst & Young

Boston, Massachusetts
December 10, 2003

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises 41 portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four po rtfolios, Golden Oak® Family of Funds--seven portfolios and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)

John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988	Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)

Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Address Positions Held with Trust	Principal Occupation(s) and Previous Position(s)

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1998

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson, III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER Began serving: November 1998

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Mary Jo Ochson Birth Date: September 12, 1953 VICE PRESIDENT Began serving: November 1998

Mary Jo Ochson is Vice President of the Trust. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

[Logo of Federated Investors]

Maryland Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N286

29507 (12/03)

Federated is a registered mark of Federated Investors, Inc.
2003 ©Federated Investors, Inc.

[Logo of Federated Investors]

Michigan Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

October 31, 2003

INSTITUTIONAL SERVICE SHARES
INSTITUTIONAL SHARES
CASH II SHARES

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS
REPORT OF ERNEST & YOUNG LLP, INDEPENDENT AUDITORS
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.007	0.011	0.029	0.036	0.028
Net realized loss on investments	--	(0.000)[1]	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.007	0.011	0.029	0.036	0.028

Less Distributions:
Distributions from net investment income	(0.007)	(0.011)	(0.029)	(0.036)	(0.028)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.70%	1.14%	2.90%	3.67%	2.84%

Ratios to Average Net Assets:

Expenses	0.56%	0.56%	0.56%	0.56%	0.56%

Net investment income	0.70%	1.11%	2.82%	3.61%	2.80%

Expense waiver/reimbursement[3]	0.39%	0.38%	0.40%	0.41%	0.40%

Supplemental Data:

Net assets, end of period (000 omitted)	$253,931	$268,992	$272,533	$194,058	$182,610

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios, shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.009	0.013	0.030	0.038	0.030
Net realized loss on investments	--	(0.000)[1]	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.009	0.013	0.030	0.038	0.030

Less Distributions:
Distributions from net investment income	(0.009)	(0.013)	(0.030)	(0.038)	(0.030)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.86%	1.30%	3.07%	3.84%	3.00%

Ratios to Average Net Assets:

Expenses	0.40%	0.40%	0.40%	0.40%	0.40%

Net investment income	0.86%	1.26%	2.97%	3.78%	2.99%

Expense waiver/reimbursement[3]	0.55%	0.54%	0.56%	0.57%	0.57%

Supplemental Data:

Net assets, end of period (000 omitted)	$53,547	$61,181	$33,645	$18,604	$18,890

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios, shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Cash II Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2003	2002	Period Ended 10/31/2001 [1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.004	0.009	0.016
Net realized loss on investments	--	(0.000)[2]	--

TOTAL FROM INVESTMENT OPERATIONS	0.004	0.009	0.016

Less Distributions:
Distributions from net investment income	(0.004)	(0.009)	(0.016)

Net Asset Value, End of Period	$1.00	$1.00	$1.00

Total Return[3]	0.45%	0.88%	1.61%

Ratios to Average Net Assets:

Expenses	0.81%	0.81%	0.81%[4]

Net investment income	0.45%	0.89%	2.22%[4]

Expense waiver/reimbursement[5]	0.39%	0.38%	0.40%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$6,478	$10,394	$17,905

1 Reflects operations for the period from February 23, 2001 (date of initial public investment) to October 31, 2001.

2 Represents less than $0.001.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios, shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

October 31, 2003

Principal Amount			Value
		SHORT-TERM MUNICIPALS--103.7%[1]
		Michigan--98.5%
$8,000,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Michigan Non-AMT)/(Series2002-29), 1.05% TOBs (Detroit, MI City School District)/(FGIC INS)/ (ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 1/28/2004	$8,000,000
2,400,000		Auburn Hills, MI EDC, (Series 1995), Weekly VRDNs (Suburban Tool, Inc.)/(Huntington National Bank, Columbus, OH LOC)	2,400,000
4,195,000		BNY Municipal Certificates Trust, (Series 2002-BNY3), Weekly VRDNs (Mazda Motor Manufacturing (USA) Corp.)/(Bank of New York LIQ)/(Bank of New York LOC)	4,195,000
3,400,000		Bruce Township, MI Hospital Finance Authority, (Series 1988B), 1.10% TOBs (Sisters of Charity Health Care System)/(MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank LIQ), Optional Tender 11/3/2003	3,400,000
400,000		Dearborn, MI Economic Development Corp., (Series 1990), Weekly VRDNs (Exhibit Productions, Inc. Project)/(Comerica Bank LOC)	400,000
675,000		Delta Charter Township, MI, 2.00% Bonds (MBIA Insurance Corp. INS), 5/1/2004	677,826
9,000,000	[2]	Detroit, MI City School District, (PA-997R), 1.25% TOBs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 7/2/2004	9,000,000
1,100,000		Detroit, MI City School District, (PT-1805) Weekly VRDNs (FGIC INS)/(WestLB AG LIQ)	1,100,000
3,500,000		Detroit, MI City School District, ROCs, (Series 4004), Weekly VRDNs (FGIC INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	3,500,000
4,620,000		Detroit, MI City School District, Variable Certificates, (Series 2002H), Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ)	4,620,000
5,000,000		Detroit, MI City School District, Variable Rate Certificates, (Series 2001-P), Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ)	5,000,000
4,905,000		Detroit, MI Sewage Disposal System, MERLOTS, (Series 2001-A103), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	4,905,000
2,000,000		Detroit, MI Sewage Disposal System, MERLOTS, (Series 2000-I), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	2,000,000
1,500,000		Detroit, MI Water Supply System, MERLOTS, (Series 2000 D), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	1,500,000
3,000,000		Farmington Hills, MI Economic Development Corp. Weekly VRDNs (Echo Park Learning Center)/(Standard Federal Bank, N.A. LOC)	3,000,000
2,500,000		Grand Rapids, MI IDR Weekly VRDNs (Precision Aerospace, Inc.)/(Bank One N.A. (Chicago) LOC)	2,500,000
2,340,000		Grand Rapids, MI IDR, (Series 1999), Weekly VRDNs (Kent Quality Foods, Inc.)/(U.S. Bank NA, Cincinnati LOC)	2,340,000
9,655,000		Huron County, MI Economic Development Corp., (Series 2001), Weekly VRDNs (Scheurer Hospital)/(Comerica Bank LOC)	9,655,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Michigan--continued
$5,995,000	[2]	Kent County, MI, (Series 1998-118), 0.95% TOBs (Kent County International Airport)/(Kent County, MI GTD)/(Morgan Stanley LIQ), Optional Tender 7/8/2004	$5,995,000
5,000,000		Michigan Higher Education Student Loan Authority, (Series XII-D), Weekly VRDNs (AMBAC INS)/(KBC Bank N.V. LIQ)	5,000,000
3,100,000		Michigan Job Development Authority Weekly VRDNs (Andersons Project)/(Credit Lyonnais SA LOC)	3,100,000
6,000,000		Michigan Municipal Bond Authority, 2.00% RANs (J.P. Morgan Chase Bank LOC), 8/23/2004	6,046,590
5,000,000		Michigan Municipal Bond Authority, AUSTIN, (Series 2002F), Weekly VRDNs (Michigan Municipal Bond Authority Clean Water Revolving Fund)/(Bank of America N.A. LIQ)	5,000,000
12,550,000		Michigan State Building Authority, (Series 3),.98% CP (Bank of New York LOC), Mandatory Tender 12/11/2003	12,550,000
4,945,000		Michigan State Building Authority, ROCs, (Series 220) Weekly VRDNs (Citigroup Global Markets Holdings, Inc. LIQ)	4,945,000
4,775,000		Michigan State Hospital Finance Authority, (Series 2000), Weekly VRDNs (Oaklawn Hospital, MI)/(Standard Federal Bank, N.A. LOC)	4,775,000
4,825,000		Michigan State Hospital Finance Authority, 2.50% Bonds (Oakwood Obligated Group), 11/1/2004	4,885,553
200,000		Michigan State Hospital Finance Authority, Hospital Equipment Loan Program, (Series A), Weekly VRDNs (National City Bank, Michigan/Illinois LOC)	200,000
11,450,000		Michigan State Hospital Finance Authority, MERLOTS, (Series 1997A), Weekly VRDNs (Detroit Medical Center Obligated Group)/(AMBAC INS)/(Wachovia Bank N.A. LIQ)	11,450,000
960,000		Michigan State Hospital Finance Authority, (Series 2000), Weekly VRDNs (Chelsea Community Hospital)/(National City Bank, Michigan/Illinois LOC)	960,000
8,200,000		Michigan State HDA, Weekly VRDNs (Woodland Meadows, MI)/(Bank One N.A. (Chicago) LOC)	8,200,000
4,500,000		Michigan State HDA, (2002 Series A), Weekly VRDNs (MBIA Insurance Corp. INS)/(Landesbank Hessen-Thueringen, Frankfurt LIQ)	4,500,000
10,345,000		Michigan State HDA, (2003 Series A), 1.08% TOBs 6/1/2004	10,345,000
760,000		Michigan State HDA, (PA-635R) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	760,000
4,495,000		Michigan State HDA, (Series 2000), Weekly VRDNs (River Place Plaza Apartments)/(Bank of New York LOC)	4,495,000
5,600,000		Michigan State HDA, (Series 2001A), Weekly VRDNs (Sand Creek Apartments)/(FHLB of Cincinnati LOC)	5,600,000
900,000		Michigan State HDA, (Series 2001B), Weekly VRDNs (Sand Creek Apartments)/(FHLB of Indianapolis LOC)	900,000
4,445,000		Michigan State Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	4,445,000
2,035,000		Michigan Strategic Fund Weekly VRDNs (Ace Hi Displays, Inc.)/(Bank One N.A. (Chicago) LOC)	2,035,000
2,115,000		Michigan Strategic Fund Weekly VRDNs (Anro LLC)/(U.S. Bank NA, Cincinnati LOC)	2,115,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Michigan--continued
$6,600,000		Michigan Strategic Fund Weekly VRDNs (Bishop Creek LLC)/(Comerica Bank LOC)	$6,600,000
1,000,000		Michigan Strategic Fund Weekly VRDNs (Bruin Land Holdings LLC)/(Huntington National Bank, Columbus, OH LOC)	1,000,000
935,000		Michigan Strategic Fund Weekly VRDNs (Dynamic Plastics, Inc.)/(Standard Federal Bank, N.A. LOC)	935,000
1,790,000		Michigan Strategic Fund Weekly VRDNs (Elbie & Sohn, Inc.)/(Standard Federal Bank, N.A. LOC)	1,790,000
3,690,000		Michigan Strategic Fund Weekly VRDNs (Enprotech Mechanical Services, Inc.)/(Standard Federal Bank, N.A. LOC)	3,690,000
3,360,000		Michigan Strategic Fund Weekly VRDNs (Hess Industries, Inc.)/(Lasalle Bank, N.A. LOC)	3,360,000
1,050,000		Michigan Strategic Fund Weekly VRDNs (Moore Flame Cutting)/(Standard Federal Bank, N.A. LOC)	1,050,000
3,920,000		Michigan Strategic Fund Weekly VRDNs (United Fixtures Co.)/(Deutsche Bank AG LOC)	3,920,000
2,700,000		Michigan Strategic Fund Weekly VRDNs (Universal Tube, Inc.)/(Standard Federal Bank, N.A. LOC)	2,700,000
1,635,000		Michigan Strategic Fund, (Series 1995), Weekly VRDNs (Bear Lake Associates Project)/(Fifth Third Bank, Michigan LOC)	1,635,000
310,000		Michigan Strategic Fund, (Series 1995), Weekly VRDNs (Hercules Drawn Steel Corporation Project)/(Key Bank, N.A. LOC)	310,000
580,000		Michigan Strategic Fund, (Series 1995), Weekly VRDNs (RSR Project)/(Fifth Third Bank, Michigan LOC)	580,000
4,710,000		Michigan Strategic Fund, (Series 1995), Weekly VRDNs (Wayne Disposal-Oakland, Inc.)/(Comerica Bank LOC)	4,710,000
300,000		Michigan Strategic Fund, (Series 1996), Weekly VRDNs (ACI Properties LLC Project)/(Comerica Bank LOC)	300,000
690,000		Michigan Strategic Fund, (Series 1996), Weekly VRDNs (Echo Properties LLC Project)/(Comerica Bank LOC)	690,000
520,000		Michigan Strategic Fund, (Series 1996), Weekly VRDNs (Inalfa-Hollandia, Inc.)/(Comerica Bank LOC)	520,000
2,700,000		Michigan Strategic Fund, (Series 1996), Weekly VRDNs (RMT Woodworth, Inc.)/(Comerica Bank LOC)	2,700,000
1,850,000		Michigan Strategic Fund, (Series 1997), Weekly VRDNs (Enprotech Mechanical Services, Inc.)/(Standard Federal Bank, N.A. LOC)	1,850,000
2,025,000		Michigan Strategic Fund, (Series 1998), Weekly VRDNs (Monroe Publishing Co.)/(Comerica Bank LOC)	2,025,000
1,530,000		Michigan Strategic Fund, (Series 1998), Weekly VRDNs (Wolverine Leasing)/(Huntington National Bank, Columbus, OH LOC)	1,530,000
1,235,000		Michigan Strategic Fund, (Series 1998), Weekly VRDNs (Wolverine Printing)/(Huntington National Bank, Columbus, OH LOC)	1,235,000
3,250,000		Michigan Strategic Fund, (Series 1999), Weekly VRDNs (DW Aluminum LLC)/(Key Bank, N.A. LOC)	3,250,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Michigan--continued
$1,840,000		Michigan Strategic Fund, (Series 1999), Weekly VRDNs (Fab-All Manufacturing, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	$1,840,000
2,125,000		Michigan Strategic Fund, (Series 1999), Weekly VRDNs (J. G. Kern Enterprises, Inc.)/(Standard Federal Bank, N.A. LOC)	2,125,000
2,435,000		Michigan Strategic Fund, (Series 1999), Weekly VRDNs (Pierce Foundation)/(Standard Federal Bank, N.A. LOC)	2,435,000
2,200,000		Michigan Strategic Fund, (Series 1999), Weekly VRDNs (R.M.D.H. Properties LLC)/(Huntington National Bank, Columbus, OH LOC)	2,200,000
6,160,000		Michigan Strategic Fund, (Series 2000), Weekly VRDNs (Lee Steel Corp.)/(Comerica Bank LOC)	6,160,000
6,498,000		Michigan Strategic Fund, (Series A), Weekly VRDNs (Teal Run Apartments)/(FHLB of Indianapolis LOC)	6,498,000
766,000		Michigan Strategic Fund, (Series B), Weekly VRDNs (Teal Run Apartments)/(FHLB of Indianapolis LOC)	766,000
395,000		Michigan Strategic Fund, LO Revenue Bonds, (Series 1995), Weekly VRDNs (Rowe Thomas Co.)/(Comerica Bank LOC)	395,000
2,450,000		Michigan Strategic Fund, LO Revenue Bonds, (Series 1995), Weekly VRDNs (J.R. Automation Technologies)/(Fifth Third Bank, Michigan LOC)	2,450,000
1,170,000		Michigan Strategic Fund, LO Revenue Bonds, (Series 1995), Weekly VRDNs (Welch Properties)/(Fifth Third Bank, Michigan LOC)	1,170,000
1,301,000		Michigan Strategic Fund, Solid Waste Disposal Revenue Bonds Weekly VRDNs (Grayling Generating Station LP)/(Barclays Bank PLC LOC)	1,301,000
2,175,000		Oakland County, MI EDC, (Series 1997), Weekly VRDNs (Stone Soap Co., Inc.)/(Standard Federal Bank, N.A. LOC)	2,175,000
1,950,000		Oakland County, MI EDC, (Series 1998), Weekly VRDNs (Fox Manor, Inc.)/(Allied Irish Banks PLC LOC)	1,950,000
6,720,000		Oakland County, MI EDC, (Series 1998), Weekly VRDNs (Lourdes Assisted Living, Inc.)/(Allied Irish Banks PLC LOC)	6,720,000
2,695,000		Ottawa County, MI Economic Development Corp., (Series 1995B), Weekly VRDNs (Sunset Manor, Inc.)/(Lasalle Bank, N.A. LOC)	2,695,000
9,410,000	[2]	Oxford, MI Area Community Schools, MERLOTS, (Series 2001-A117), 1.55% TOBs (Michigan State GTD)/(Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	9,410,000
5,085,000		University of Michigan, 1.75% Bonds, 4/1/2004	5,099,646
3,500,000		Waterford, MI School District, 1.80% TANs, 5/30/2004	3,512,530
3,995,000	[2]	Wayne County, MI, (Series 2000-383), 1.15% TOBs (Detroit Metropolitan Wayne County Airport)/(MBIA Insurance Corp. INS)/(Morgan Stanley LIQ), Optional Tender 7/8/2004	3,995,000
23,380,000		Wayne County, MI, Airport Revenue Refunding Bonds, (Series 1996A), Weekly VRDNs (Detroit Metropolitan Wayne County Airport)/(Bayerische Landesbank Girozentrale LOC)	23,380,000

		TOTAL	309,152,145

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Puerto Rico--5.2%
$6,000,000	[2]	Puerto Rico Commonwealth Infrastructure Financing Authority, Floater Certificates, (Series 1998-139), 1.10% TOBs (AMBAC INS)/(Morgan Stanley LIQ), Optional Tender 6/10/2004	$6,000,000
10,420,000	[2]	Puerto Rico Electric Power Authority, Floater Certificates, (Series 2001-688), 1.00% TOBs (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ), Optional Tender 6/24/2004	10,420,000

		TOTAL	16,420,000

		TOTAL INVESTMENTS--103.7% (AT AMORTIZED COST) 3	325,572,145

		OTHER ASSETS AND LIABILITIES - NET--(3.7)%	(11,616,424)

		TOTAL NET ASSETS--100%	$313,955,721

Securities that are subject to the federal alternative minimum tax (AMT) represent 46.9% of the portfolio as calculated based on total portfolio market value (unaudited).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At October 31, 2003, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value (unaudited)

First Tier	Second Tier
100.0%	0.0%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At October 31, 2003, these securities amounted to $52,820,000 which represents 16.8% of total net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2003.

The following acronyms are used throughout this portfolio:

AMBAC	-- American Municipal Bond Assurance Corporation
AMT	-- Alternative Minimum Tax
CP	-- Commercial Paper
EDC	-- Economic Development Commission
FGIC	-- Financial Guaranty Insurance Company
FHLB	-- Federal Home Loan Bank
FSA	-- Federal Security Assurance
GTD	-- Guaranteed
HDA	-- Housing Development Authority
IDR	-- Industrial Development Revenue
INS	-- Insured
LIQ	-- Liquidity Agreement
LO	-- Limited Obligation
LOC	-- Letter of Credit
MERLOTS	-- Municipal Exempt Receipts -- Liquidity Optional Tender Series
RANs	-- Revenue Anticipation Notes
ROCs	-- Reset Option Certificates
TANs	-- Tax Anticipation Notes
TOBs	-- Tender Option Bonds
TOPS	-- Trust Obligation Participating Securities
VRDNs	-- Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

OCTOBER 31, 2003

Assets:
Total investments in securities, at amortized cost and value		$325,572,145
Cash		554,958
Income receivable		807,933
Receivable for shares sold		15,103

TOTAL ASSETS		326,950,139

Liabilities:
Payable for investments purchased	$12,845,720
Payable for shares redeemed	25,161
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	23,528
Payable for portfolio accounting fees (Note 5)	8,469
Payable for distribution services fee (Note 5)	1,555
Payable for shareholder services fee (Note 5)	36,354
Income distribution payable	41,712
Accrued expenses	11,919

TOTAL LIABILITIES		12,994,418

Net assets for 313,974,157 shares outstanding		$313,955,721

Net Assets Consist of:
Paid in capital		$313,967,649
Accumulated net realized loss on investments		(12,110)
Undistributed net investment income		182

TOTAL NET ASSETS		$313,955,721

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$253,930,908 ÷ 253,946,286 shares outstanding		$1.00

Institutional Shares:
$53,546,844 ÷ 53,549,673 shares outstanding		$1.00

Cash II Shares:
$6,477,969 ÷ 6,478,198 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statement

Statement of Operations

Year Ended October 31, 2003

Investment Income:
Interest			$4,242,084

Expenses:
Investment adviser fee (Note 5)		$1,677,826
Administrative personnel and services fee (Note 5)		252,345
Custodian fees		16,523
Transfer and dividend disbursing agent fees and expenses (Note 5)		194,008
Directors'/Trustees' fees		2,818
Auditing fees		13,169
Legal fees		13,825
Portfolio accounting fees (Note 5)		95,544
Distribution services fee--Cash II Shares (Note 5)		23,210
Shareholder services fee--Institutional Service Shares (Note 5)		678,033
Shareholder services fee--Institutional Shares (Note 5)		137,670
Shareholder services fee--Cash II Shares (Note 5)		23,210
Share registration costs		44,528
Printing and postage		27,619
Insurance premiums		2,641
Miscellaneous		1,400

TOTAL EXPENSES		3,204,369

Waivers (Note 5):
Waiver of investment adviser fee	$(962,744)
Waiver of transfer and dividend disbursing agent fees and expenses	(20,800)
Waiver of shareholder services fee--Institutional Service Shares	(244,092)
Waiver of shareholder services fee--Institutional Shares	(137,670)
Waiver of shareholder services fee--Cash II Shares	(8,355)

TOTAL WAIVERS		(1,373,661)

Net expenses			1,830,708

Net investment income			2,411,376

Net realized gain on investments			6,369

Change in net assets resulting from operations			$2,417,745

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,411,376	$3,911,069
Net realized gain (loss) on investments	6,369	(18,479)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,417,745	3,892,590
Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(1,895,676)	(3,269,149)
Institutional Shares	(472,366)	(519,279)
Cash II Shares	(43,152)	(122,641)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,411,194)	(3,911,069)
Share Transactions:
Proceeds from sale of shares	994,419,547	1,139,445,281
Proceeds from shares issued in connection with the tax-free transfer of assets from Independence One Michigan Municipal Cash Fund	--	21,804,220
Net asset value of shares issued to shareholders in payment of distributions declared	1,763,917	2,867,088
Cost of shares redeemed	(1,022,802,110)	(1,147,613,642)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(26,618,646)	16,502,947
Change in net assets	(26,612,095)	16,484,468
Net Assets:
Beginning of period	340,567,816	324,083,348
End of period (including undistributed net investment income of $182 and $0, respectively)	$313,955,721	$340,567,816

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

OCTOBER 31, 2003

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Michigan Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Services Shares, Institutional Shares and Cash II Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income tax imposed by the state of Michigan consistent with the stability of principal and liquidity.

On June 7, 2002, the Fund received a tax-free transfer of assets from Independence One Michigan Municipal Cash Fund as follows:

Institutional Shares of the Fund Issued	Independence One Michigan Municipal Cash Fund Net Assets Received	Net Assets of Fund Prior to Combination	Net Assets of Independence One Michigan Municipal Cash Fund Immediately Prior to Combination	Net Assets of the Fund Immediately after Combination
21,810,728	$21,804,220	$328,548,181	$21,804,220	$350,352,401

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary. For the year ended October 31, 2003, all of the Fund's distributions were from tax exempt income.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At October 31, 2003, capital paid in aggregated $313,967,649. Transactions in shares were as follows:

Year Ended October 31	2003	2002
Institutional Service Shares:
Shares sold	725,674,738	958,098,258
Shares issued to shareholders in payment of distributions declared	1,604,398	2,673,506
Shares redeemed	(742,345,552)	(964,292,061)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(15,066,416)	(3,520,297)

Year Ended October 31	2003	2002
Institutional Shares:
Shares sold	240,300,765	157,047,892
Shares issued in connection with tax-free transfer of assets from Independence One Michigan Municipal Cash Fund	--	21,810,728
Shares issued to shareholders in payment of distributions declared	155,656	183,248
Shares redeemed	(248,092,467)	(151,501,143)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(7,636,046)	27,540,725

Year Ended October 31	2003	2002
Cash II Shares:
Shares sold	28,444,044	24,299,131
Shares issued to shareholders in payment of distributions declared	3,863	10,334
Shares redeemed	(32,364,091)	(31,820,438)

NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(3,916,184)	(7,510,973)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(26,618,646)	16,509,455

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2003 and 2002, was as follows:

	2003	2002
Tax-exempt income	$2,411,194	$3,911,069

As of October 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$41,894
Capital loss carryforward	12,110

At October 31, 2003, the Fund had a capital loss carryforward of $12,110, which will reduce the Fund's taxable income arising from the future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2010.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement ("Agreement"), provided the Fund with administrative personnel and services. The fee paid to FServ is based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares.

On August 22, 2003 the Trustees approved a new Agreement. Effective November 1, 2003, Federated Administrative Services (``FAS'') will provide the Fund with administrative personnel and services. The fee paid to FAS will be based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FServ and FAS may voluntarily choose to waive any portion of their fee. FServ and FAS can modify or terminate this voluntary waiver at any time at their sole discretion.

Distribution Service Fees

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activites intended to result in the sale of the Fund's Cash II Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of Cash II Shares annually to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Interfund Transactions

During the year ended October 31, 2003, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $445,358,000 and $445,935,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers in that state than would a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2003, 83.3% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 10.5% of total investments.

7. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and the Funds are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although Federat ed does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF MICHIGAN MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Michigan Municipal Cash Trust (one of the portfolios constituting Money Market Obligations Trust), (the ``Trust"), as of October 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from the brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Michigan Municipal Cash Trust of Money Market Obligations Trust at October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

/s/Ernst & Young

Boston, Massachusetts
December 10, 2003

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises 41 portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four po rtfolios, Golden Oak® Family of Funds--seven portfolios and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)

John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988	Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)

Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Address Positions Held with Trust	Principal Occupation(s) and Previous Position(s)

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1998

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson, III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER Began serving: November 1998

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Mary Jo Ochson Birth Date: September 12, 1953 VICE PRESIDENT Began serving: November 1998

Mary Jo Ochson is Vice President of the Trust. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

[Logo of Federated Investors]

Michigan Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

60934N377
60934N385
60934N161

29508 (12/03)

Federated is a registered mark of Federated Investors, Inc.
2003 ©Federated Investors, Inc.

[Logo of Federated Investors]

Minnesota Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

October 31, 2003

Institutional Shares
Cash Series Shares

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS
REPORT OF ERNEST & YOUNG LLP, INDEPENDENT AUDITORS
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.009	0.014	0.031	0.039	0.030
Net realized loss on investments	--	(0.000)[1]	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.009	0.014	0.031	0.039	0.030

Less Distributions:
Distributions from net investment income	(0.009)	(0.014)	(0.031)	(0.039)	(0.030)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.92%	1.37%	3.12%	3.93%	3.08%

Ratios to Average Net Assets:

Expenses	0.33%	0.33%	0.31%	0.30%	0.30%

Net investment income	0.91%	1.36%	3.05%	3.84%	3.02%

Expense waiver/reimbursement[3]	0.46%	0.47%	0.51%	0.51%	0.50%

Supplemental Data:

Net assets, end of period (000 omitted)	$379,064	$327,388	$303,131	$262,975	$285,540

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Cash Series Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.004	0.009	0.026	0.034	0.025
Net realized loss on investments	--	(0.000)[1]	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.004	0.009	0.026	0.034	0.025

Less Distributions:
Distributions from net investment income	(0.004)	(0.009)	(0.026)	(0.034)	(0.025)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.42%	0.86%	2.61%	3.41%	2.57%

Ratios to Average Net Assets:

Expenses	0.83%	0.83%	0.81%	0.80%	0.80%

Net investment income	0.43%	0.86%	2.56%	3.35%	2.52%

Expense waiver/reimbursement[3]	0.46%	0.47%	0.51%	0.51%	0.50%

Supplemental Data:

Net assets, end of period (000 omitted)	$174,836	$222,013	$286,978	$219,903	$250,226

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

October 31, 2003

Principal Amount			Value
		SHORT-TERM MUNICIPALS--100.5%[1]
		Minnesota--100.5%
$4,500,000		ABN AMRO MuniTOPS Certificates Trust (Minnesota Non-AMT)/(Series 2000-8), Weekly VRDNs (Minneapolis/St. Paul, MN Metropolitan Airports Commission)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	$4,500,000
2,910,000		Apple Valley, MN, IDRB, (Series 1995), Weekly VRDNs (AV Development Co. Project)/(U.S. Bank NA, Cincinnati LOC)	2,910,000
7,225,000		Avon, MN, (Series 1998), Weekly VRDNs (Vesper Corp.)/(Key Bank, N.A. LOC)	7,225,000
2,855,000		Blaine, MN, IDRB, (Series 1996), Weekly VRDNs (S & S of Minnesota LLC)/(Wells Fargo Bank Minnesota N.A. LOC)	2,855,000
700,000		Bloomington, MN, IDRB, (Series 1995), Weekly VRDNs (Now Technologies, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	700,000
7,910,000		Bloomington, MN, Multi-Family Housing Weekly VRDNs (Crow/Bloomington Apartments)/(WestLB AG LOC)	7,910,000
1,320,000		Burnsville, MN, Adjustable Rate IDRB, (Series 1996), Weekly VRDNs (Caire, Inc.)/(J.P. Morgan Chase Bank LOC)	1,320,000
1,995,000		Byron, MN Weekly VRDNs (Schmidt Printing)/(Wells Fargo Bank Minnesota N.A. LOC)	1,995,000
2,560,000		Caledonia, MN ISD No. 299, 1.50% TRANs (Minnesota State GTD), 9/30/2004	2,567,615
5,000,000		Centennial, MN ISD No. 012, 1.80% TRANs (Minnesota State GTD), 9/30/2004	5,031,050
3,000,000		Center City, MN, (Series 2002), Weekly VRDNs (Hazelden Foundation)/(Allied Irish Banks PLC LOC)	3,000,000
1,005,000		Chanhassen, MN IDA, (Series 1995), Weekly VRDNs (Building Management Group LLC)/(Wells Fargo Bank Minnesota N.A. LOC)	1,005,000
4,550,000		Cohasset, MN, (Series 2000), Weekly VRDNs (Minnesota Power, Inc.)/(Lasalle Bank, N.A. LOC)	4,550,000
2,200,000		Coon Rapids, MN, (Series 1996), Weekly VRDNs (Medical Enterprise Associates)/(Wells Fargo Bank Minnesota N.A. LOC)	2,200,000
3,400,000		Coon Rapids, MN, (Series 2003A), Weekly VRDNs (Crest Oaks Apartments)/(Lasalle Bank, N.A. LOC)	3,400,000
2,350,000		Cottage Grove, MN, IDR Refunding Bonds, (Series 1995), Weekly VRDNs (SUPERVALU, Inc.)/(Wachovia Bank N.A. LOC)	2,350,000
14,500,000		Dakota County & Washington County MN Housing & Redevelopment Authority, MERLOTS, (Series J), Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ)	14,500,000
5,000,000		Dakota County, MN Community Development Agency, (Series 2003), 1.05% TOBs (AMBAC INS), Optional Tender 8/1/2004	5,000,000
11,875,000		Dakota County, MN Community Development Agency, PT-484 Weekly VRDNs (Southview Gables Apartments)/(FHLMC GTD)/(FHLMC LIQ)	11,875,000
18,680,000		Dakota County, Washington County & Anoka City, MN Housing & Redevelopment Authority, MERLOTS, (Series H), Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ)	18,680,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Minnesota--continued
$1,840,000		Deer River, MN ISD No. 317, 1.50% TRANs (Minnesota State GTD), 9/30/2004	$1,845,473
10,000,000		Duluth, MN, 1.50% TANs, 12/31/2003	10,005,710
4,325,000		Eagan, MN, (Series 2003 A-1), Weekly VRDNs (Thomas Lake Place Apartments)/(FNMA LOC)	4,325,000
635,000		Eden Prairie, MN IDA Weekly VRDNs (Richard W. Cohen)/(Wells Fargo Bank Minnesota N.A. LOC)	635,000
720,000		Eden Prairie, MN IDA, (Series 1996), Weekly VRDNs (Challenge Printing, Inc.)/(U.S. Bank N.A., Cincinnati LOC)	720,000
1,090,000		Eden Prairie, MN IDA, (Series 1995), Weekly VRDNs (Robert Lothenbach)/(Wells Fargo Bank Minnesota N.A. LOC)	1,090,000
6,000,000		Eden Prairie, MN Multifamily Housing, (Series 2003-A), Weekly VRDNs (Eden Prairie, MN Leased Housing Associates LLP)/(Lasalle Bank, N.A. LOC)	6,000,000
2,000,000		Edgerton, MN, (Series 1998), Weekly VRDNs (Fey Industries, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	2,000,000
5,000,000		Farmington, MN ISD No. 192, 1.75% TRANs (Minnesota State GTD), 9/24/2004	5,026,572
2,335,000		Farmington, MN, (Series 1996), Weekly VRDNs (Lexington Standard Corp.)/(Wells Fargo Bank Minnesota N.A. LOC)	2,335,000
2,895,000		Glencoe-Silverlake, MN ISD No. 2859, (Series 2003A), 1.50% TANs (Minnesota State GTD), 8/9/2004	2,906,002
3,250,000		Greenway, MN ISD No. 316, 1.75% TRANs (Minnesota State GTD), 9/30/2004	3,266,986
3,320,000		Hennepin County, MN Housing and Redevelopment Authority Weekly VRDNs (Stone Arch Apartments)/(Lasalle Bank, N.A. LOC)	3,320,000
3,550,000		Hennepin County, MN, (Series 1996C), Weekly VRDNs	3,550,000
2,635,000		Hopkins, MN ISD No. 270, 2.00% TRANs (Minnesota State GTD), 3/24/2004	2,643,234
3,600,000		Lino Lakes, MN, (Series 1997), Weekly VRDNs (Taylor Corp.)/(Wells Fargo Bank Minnesota N.A. LOC)	3,600,000
2,100,000		Lino Lakes, MN, (Series 1998), Weekly VRDNs (Molin Concrete Products Co.)/(Wells Fargo Bank Minnesota N.A. LOC)	2,100,000
4,900,000		Litchfield, MN ISD, 1.75% TRANs (Minnesota State GTD), 9/1/2004	4,924,182
1,145,000		Maple Grove, MN, (Series 1998), Weekly VRDNs (Spancrete Midwest Co.)/(Wells Fargo Bank Minnesota N.A. LOC)	1,145,000
700,000		Maplewood, MN, (Series 1997), Weekly VRDNs (Camada Ltd. Partnership)/(Wells Fargo Bank Minnesota N.A. LOC)	700,000
5,000,000		Mendota Heights, MN, (Series 1999), Weekly VRDNs (St. Thomas Academy)/(Allied Irish Banks PLC LOC)	5,000,000
1,950,000		Minneapolis, MN Multifamily Housing Authority, (Series 2001), Weekly VRDNs (Seven Corners Apartments)/(Wells Fargo Bank, N.A. LOC)	1,950,000
8,730,000		Minneapolis, MN, (Series 1993), Weekly VRDNs (Market Square Real Estate, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	8,730,000
2,650,000		Minneapolis, MN, (Series 1994), Weekly VRDNs (Minnehaha/Lake Partners)/(U.S. Bank N.A., Cincinnati LOC)	2,650,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Minnesota--continued
$800,000		Minneapolis, MN, (Series 1996), Weekly VRDNs (WNB & Co.)/(U.S. Bank N.A., Cincinnati LOC)	$800,000
10,625,000		Minneapolis/St. Paul, MN Housing Finance Board, City Living Home Programs (Series 2003A-1), 1.12% TOBs (AMBAC INS), Mandatory Tender 5/15/2004	10,625,000
2,495,000		Minneapolis/St. Paul, MN Metropolitan Airports Commission, MERLOTS, (Series 2000ZZ), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	2,495,000
9,935,000		Minneapolis/St. Paul, MN Metropolitan Airports Commission, (PT-1174) Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	9,935,000
5,390,000		Minneapolis/St. Paul, MN Metropolitan Airports Commission, (PT-1442) Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ)	5,390,000
1,810,000		Minneapolis/St. Paul, MN Metropolitan Airports Commission, (PT-727) Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ)	1,810,000
3,710,000		Minneapolis/St. Paul, MN Metropolitan Airports Commission, (SGA 121) Weekly VRDNs (FGIC INS)/(Societe Generale, Paris LIQ)	3,710,000
3,670,000		Minneapolis/St. Paul, MN Metropolitan Airports Commission, PUTTERs, (Series 203), Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase Bank LIQ)	3,670,000
13,815,000		Minneapolis/St. Paul, MN Metropolitan Airports Commission, SGA 127, (Series 2001), Weekly VRDNs (FGIC INS)/(Societe Generale, Paris LIQ)	13,815,000
7,590,000		Minnesota Agricultural and Economic Development Board, (Series 1996), Weekly VRDNs (Evangelical Lutheran Good Samaritan Society)/(Allied Irish Banks PLC LOC)	7,590,000
3,580,000		Minnesota State HFA, MERLOTS, (Series 2001-B3), Weekly VRDNs (Wachovia Bank N.A. LIQ)	3,580,000
10,000,000		Minnesota State HFA, (Series I), 1.38% TOBs, Optional Tender 12/11/2003	10,000,000
10,000,000		Minnesota State HFA, (Series J), 1.40% TOBs, Optional Tender 12/11/2003	10,000,000
3,990,000		Minnesota State HFA, ROCs, (Series 176), Weekly VRDNs (Citigroup Global Markets Holdings, Inc. LIQ)	3,990,000
5,475,000		Minnesota State HFA, (Series 2002), FR/RI-L35J Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	5,475,000
4,265,000		Minnesota State Higher Education Coordinating Board, 1992, (Series A), Weekly VRDNs (U.S. Bank N.A., Cincinnati LIQ)	4,265,000
5,175,000		Minnesota State Higher Education Coordinating Board, 1992, (Series B), Weekly VRDNs (U.S. Bank N.A., Cincinnati LIQ)	5,175,000
10,700,000		Minnesota State Higher Education Coordinating Board, (Series 1993), Weekly VRDNs (U.S. Bank N.A., Cincinnati LIQ)	10,700,000
7,735,000		Minnesota State Higher Education Facility Authority, (Series 5-L), Weekly VRDNs (University of St. Thomas)/(Allied Irish Banks PLC LOC)	7,735,000
8,000,000		Minnesota State Higher Education Facility Authority, (Series Five-C), Weekly VRDNs (University of St. Thomas)/(Allied Irish Banks PLC LOC)	8,000,000
5,750,000		Minnesota State Higher Education Facility Authority, (Series Four-S), Weekly VRDNs (Bethel College and Seminary)/(Allied Irish Banks PLC LOC)	5,750,000
18,825,000		Minnesota State, 3.00% Bonds, 11/1/2003	18,825,000
5,500,000		Minnesota State, Floater Certificates, (Series 2001-719), Weekly VRDNs (Morgan Stanley LIQ)	5,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Minnesota--continued
$4,970,000		Minnesota State, ROCs, (Series 1031), Weekly VRDNs (Citigroup Global Markets Holdings, Inc. LIQ)	$4,970,000
5,900,000		Minnetonka, MN, Multi-Family Housing Revenue Refunding Bonds, (Series 1995), Weekly VRDNs (Southampton Apartments (MN)/(National Bank of Canada, Montreal LOC)	5,900,000
7,000,000		Mounds View, MN ISD No. 621, (Series 2003-D), 2.50% TANs (Minnesota State GTD), 2/1/2004	7,020,014
1,300,000		New Brighton, MN, IDR Weekly VRDNs (Unicare Homes, Inc.)/(BNP Paribas SA LOC)	1,300,000
2,070,000		New Hope, MN Weekly VRDNs (Paddock Labs)/(U.S. Bank N.A., Cincinnati LOC)	2,070,000
2,655,000		New Hope, MN, (Series 2003A), Weekly VRDNs (Broadway Lanel)/(FNMA LOC)	2,655,000
5,200,000		North Suburban, MN Hospital District, (Series 2002), Weekly VRDNs (Woodfield LP)/(Marshall & Ilsley Bank, Milwaukee LOC)	5,200,000
2,685,000		Northern Municipal Power Agency, MN, ROCs, (Series 32) Weekly VRDNs (FSA INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	2,685,000
4,995,000	[2]	Northern Municipal Power Agency, MN, Floater Certificates, (Series 1998-46), 1.25% TOBs (FSA INS)/(Morgan Stanley LIQ), Optional Tender 2/5/2004	4,995,000
2,800,000		Northfield, MN ISD No. 659, 1.70% TRANs (Minnesota State GTD), 9/16/2004	2,815,007
1,900,000		Northfield, MN, (Series 2003), Weekly VRDNs (Summerfield Investments LLC)/(Lasalle Bank, N.A. LOC)	1,900,000
4,120,000		Owatonna, MN, (Series 2003A), Weekly VRDNs (Second Century Housing)/(FHLB of Des Moines LOC)	4,120,000
860,000		Plymouth, MN Weekly VRDNs (Nuaire, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	860,000
770,000		Plymouth, MN, (Series 2000), Weekly VRDNs (Nuaire, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	770,000
4,965,000		Plymouth, MN, (Series 2003), Weekly VRDNs (Harbor Lane Apartments)/(FNMA LOC)	4,965,000
14,130,000	[2]	Rochester, MN Health Care Facility Authority, (Series 1998-177), 1.05% TOBs (Mayo Foundation)/(Morgan Stanley LIQ), Optional Tender 7/8/2004	14,130,000
21,000,000		Rochester, MN Health Care Facility Authority, (Series 2000A), 0.95% CP (Mayo Foundation)/(Chase Manhattan Bank (USA) N.A., Wilmington LIQ), Mandatory Tender 1/8/2004	21,000,000
13,500,000		Rochester, MN Health Care Facility Authority, (Series 2000B), 0.95% CP (Mayo Foundation)/(U.S. Bank N.A., Cincinnati LIQ), Mandatory Tender 1/8/2004	13,500,000
3,600,000		Rockford, MN, (Series 1999) Weekly VRDNs (Minnesota Diversified Products, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	3,600,000
3,500,000		Rocori, MN ISD No. 750, 1.75% TANs (Minnesota State GTD), 8/2/2004	3,518,167
1,800,000		Rogers, MN IDA, IDRB Weekly VRDNs (DAC Development LLC Project)/(Wells Fargo Bank Minnesota N.A. LOC)	1,800,000
5,000,000		Seaway Port Authority of Duluth, MN, (Series of 2000) Weekly VRDNs (St. Lawrence Cement Inc.)/(Wachovia Bank N.A. LOC)	5,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Minnesota--continued
$4,850,000		South St. Paul, MN ISD No. 006, (Series 2003A), 1.75% TANs (Minnesota State GTD), 9/21/2004	$4,877,594
7,690,000		Southern Minnesota Municipal Power Agency, PUTTERs, (Series 303), Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase & Co. LIQ)	7,690,000
13,445,000		Southern Minnesota Municipal Power Agency, ROCs, (Series 189 II), Weekly VRDNs (AMBAC INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	13,445,000
612,500		St. Cloud, MN Housing & Redevelopment Authority, Revenue Refunding Bonds, (Series 1994B), Weekly VRDNs (Coborn's, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	612,500
2,915,000		St. Joseph, MN, Vicwest, (Series 2002), Weekly VRDNs (St. Joe Development LLC)/(U.S. Bank N.A., Cincinnati LOC)	2,915,000
9,400,000		St. Louis Park, MN Health Care Facilities, Floating Rate Monthly Demand IDRBs, (Series 1984), Weekly VRDNs (Unicare Homes, Inc.)/(BNP Paribas SA LOC)	9,400,000
6,260,000		St. Louis Park, MN, (Series 2002A), Weekly VRDNs (West Suburban Partners VII LP)/(Lasalle Bank, N.A. LOC)	6,260,000
5,565,000		St. Louis Park, MN, (Series 2003), Weekly VRDNs (Westwind Apartments)/(FNMA LOC)	5,565,000
3,660,000		St. Michael, MN, (Series 1999), Weekly VRDNs (TC/American Monorail, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	3,660,000
5,000,000		St. Paul and Ramsey County, MN Housing and Redevelopment Authority, (Series 2002A), Weekly VRDNs (St. Paul Leased Housing Associates I)/ (Lasalle Bank, N.A. LOC)	5,000,000
3,500,000		St. Paul, MN Housing & Redevelopment Authority Weekly VRDNs (District Cooling St Paul, Inc.)/(Dexia Credit Local LOC)	3,500,000
300,000		St. Paul, MN Housing & Redevelopment Authority Weekly VRDNs (United Way)/(U.S. Bank N.A., Cincinnati LOC)	300,000
1,900,000		St. Paul, MN Housing & Redevelopment Authority, (1995 Series I), Weekly VRDNs (District Cooling St Paul, Inc.)/(Dexia Credit Local LOC)	1,900,000
3,000,000		St. Paul, MN Port Authority, (2003-13-Series T), Weekly VRDNs (District Cooling St Paul, Inc.)/(Dexia Credit Local LOC)	3,000,000
1,200,000		St. Paul, MN Port Authority, (Series 1998A), Weekly VRDNs (Bix Fruit Co.)/(Marshall & Ilsley Bank, Milwaukee LOC)	1,200,000
2,250,000		St. Paul, MN Port Authority, District Heating Revenue Bonds, (Series 2003-4 H), Weekly VRDNs (Dexia Credit Local LOC)	2,250,000
2,500,000		St. Paul, MN Port Authority, Variable Rate Demand IDRBs, (Series 1998A), Weekly VRDNs (National Checking Co.)/(U.S. Bank N.A., Cincinnati LOC)	2,500,000
7,880,000		Stillwater, MN, (Series 2002A), Weekly VRDNs (Curve Crest Villa)/(Lasalle Bank, N.A. LOC)	7,880,000
2,285,000		Waite Park, MN, (Series 2000), Weekly VRDNs (Ben's Tool & Ironworks)/(Wells Fargo Bank, N.A. LOC)	2,285,000
645,000		Waterville-Elysian-Morristown MN ISD No. 719, 1.50% TRANs (Minnesota State GTD), 9/16/2004	646,668
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Minnesota--continued
$1,350,000		Wells, MN, 1.25% TOBs (Stokely, Inc.)/(Wachovia Bank N.A. LOC), Optional Tender 12/1/2003	$1,350,000
3,925,000		White Bear Lake, MN ISD No. 624, 2.00% TRANs (Minnesota State GTD), 3/26/2004	3,937,435
285,000		White Bear, MN Weekly VRDNs (Thermoform Plastic, Inc.)/(Bank of America N.A. LOC)	285,000
1,625,000		White Bear, MN, Variable Rate Demand Industrial Revenue Bonds Weekly VRDNs (N.A. Ternes)/(U.S. Bank N.A., Cincinnati LOC)	1,625,000
2,755,000		Winnebago, MN, (Series 1999), Weekly VRDNs (Dixie Carbonic, Inc.)/(Bank One N.A. (Chicago) LOC)	2,755,000
4,285,000		Winona, MN ISD No. 861, 1.50% TRANs (Minnesota State GTD), 8/16/2004	4,301,699

		TOTAL INVESTMENTS--100.5% (AT AMORTIZED COST)[3]	556,790,908

		OTHER ASSETS AND LIABILITIES -- NET --(0.5)%	(2,891,273)

		TOTAL NET ASSET s--100%	$553,899,635

Securities that are subject to the federal alternative minimum tax (AMT) represent 40.8% of the portfolio as calculated based on total portfolio market value (unaudited).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At October 31, 2003, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value (unaudited)

First Tier	Second Tier
100.0%	0.0%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At October 31, 2003, these securities amounted to $19,125,000 which represents 3.5% of total net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2003.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
COL	--Collateralized
CP	--Commercial Paper
FGIC	--Financial Guaranty Insurance Company
FHLB	--Federal Home Loan Bank
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Federal Security Assurance
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDR	--Industrial Development Revenue
IDRB(s)	--Industrial Development Revenue Bond(s)
INS	--Insured
ISD	--Independent School District
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts - Liquidity Optional Tender Series
PUTTERs	--Puttable Tax Exempt Receipts
ROCs	--Reset Option Certificates
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2003

Assets:
Total investments in securities, at amortized cost and value		$556,790,908
Cash		769,577
Income receivable		1,727,273
Receivable for shares sold		7,239

TOTAL ASSETS		559,294,997

Liabilities:
Payable for investments purchased	$5,031,050
Payable for shares redeemed	4,411
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	26,306
Payable for portfolio accounting fees (Note 5)	8,616
Payable for distribution services fee (Note 5)	40,018
Payable for shareholder services fee (Note 5)	40,016
Income distribution payable	238,453
Accrued expenses	6,492

TOTAL LIABILITIES		5,395,362

Net assets for 553,902,069 shares outstanding		$553,899,635

Net Assets Consist of:
Paid in capital		$553,902,029
Accumulated net realized loss on investments		(2,520)
Undistributed net investment income		126

TOTAL NET ASSETS		$553,899,635

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$379,063,951 ÷ 379,067,377 shares outstanding		$1.00

Cash Series Shares:
$174,835,684 ÷ 174,834,692 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2003

Investment Income:
Interest			$7,188,055

Expenses:
Investment adviser fee (Note 5)		$2,301,560
Administrative personnel and services fee (Note 5)		432,693
Custodian fees		25,379
Transfer and dividend disbursing agent fees and expenses (Note 5)		193,463
Directors'/Trustees' fees		4,971
Auditing fees		13,761
Legal fees		12,541
Portfolio accounting fees (Note 5)		110,424
Distribution services fee--Cash Series Shares (Note 5)		1,002,028
Shareholder services fee--Institutional Shares (Note 5)		937,461
Shareholder services fee--Cash Series Shares (Note 5)		501,014
Share registration costs		34,286
Printing and postage		23,265
Insurance premiums		896
Miscellaneous		780

Total expenses		5,594,522

Waivers (Note 5):
Waiver of investment adviser fee	$(1,204,868)
Waiver of transfer and dividend disbursing agent fees and expenses	(22,170)
Waiver of distribution services fee--Cash Series Shares	(501,014)
Waiver of shareholder services fee--Institutional Shares	(937,461)

Total Waivers		(2,665,513)

Net expenses			2,929,009

Net investment income			$4,259,046

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,259,046	$7,011,033
Net realized loss on investments	--	(2,560)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,259,046	7,008,473

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(3,407,036)	(4,778,399)
Cash Series Shares	(851,884)	(2,232,634)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,258,920)	(7,011,033)

Share Transactions:
Proceeds from sale of shares	1,065,825,625	1,142,092,598
Net asset value of shares issued to shareholders in payment of distributions declared	1,150,368	2,602,928
Cost of shares redeemed	(1,062,477,997)	(1,185,400,395)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	4,497,996	(40,704,869)

Change in net assets	4,498,122	(40,707,429)

Net Assets:

Beginning of period	549,401,513	590,108,942

End of period (including undistributed net investment income of $126 and $0, respectively)	$553,899,635	$549,401,513

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

OCTOBER 31, 2003

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Minnesota Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Cash Series Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the regular personal income tax imposed by the state of Minnesota consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary. For the year ended October 31, 2003, all of the Fund's distributions were from tax exempt income.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

At October 31, 2003, capital paid-in aggregated $553,902,029.

Transactions in shares were as follows:

Year Ended October 31	2003	2002
Institutional Shares:
Shares sold	760,613,140	692,435,701
Shares issued to shareholders in payment of distributions declared	299,774	410,619
Shares redeemeds	(709,235,557)	(668,587,475)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	51,677,357	24,258,845

Year Ended October 31	2003	2002
Cash Series Shares:
Shares sold	305,212,485	449,656,897
Shares issued to shareholders in payment of distributions declared	850,594	2,192,309
Shares redeemed	(353,242,440)	(516,812,920)

NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(47,179,361)	(64,963,714)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	4,497,996	(40,704,869)

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to a prior year expired capital loss carryforward.

For the year ended October 31, 2003, permanent differences identified and reclassified among the components of net assets were as follows:

Paid-In Capital	Accumulated Net Realized Loss
$(40)	$40

Net investment income, unrealized gains (losses), as disclosed on the Statement of Operations and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2003 and 2002, was as follows:

	2003	2002
Tax-exempt income	$4,258,920	$7,011,033

As of October 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$238,580
Capital loss carryforward	2,520

At October 31, 2003, the Fund had a capital loss carryforward of $2,520 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2010.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement ("Agreement"), provided the Fund with administrative personnel and services. The fee paid to FServ is based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares.

On August 22, 2003 the Trustees approved a new Agreement. Effective November 1, 2003, Federated Administrative Services ("FAS") will provide the Fund with administrative personnel and services. The fee paid to FAS will be based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FServ and FAS may voluntarily choose to waive any portion of their fee. FServ and FAS can modify or terminate this voluntary waiver at any time at their sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Cash Series Shares. The Plan provides that the Fund may incur distribution expenses up to 0.50% of the average daily net assets of the Cash Series Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Interfund Transactions

During the year ended October 31, 2003, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $696,015,000 and $776,405,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2003, 56.0% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 7.6% of total investments.

7. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and the Funds are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF MINNESOTA MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Minnesota Municipal Cash Trust (one of the portfolios constituting Money Market Obligations Trust), (the "Trust"), as of October 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from the brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Minnesota Municipal Cash Trust of Money Market Obligations Trust at October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Boston, Massachusetts
December 10, 2003

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises 41 portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios, Golden Oak® Family of Funds--seven portfolios and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988	Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Address Positions Held with Trust	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1998

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson, III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER Began serving: November 1998

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Mary Jo Ochson Birth Date: September 12, 1953 VICE PRESIDENT Began serving: November 1998

Mary Jo Ochson is Vice President of the Trust. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

[Logo of Federated Investors]

Minnesota Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N484
Cusip 60934N492

29368 (12/03)

Federated is a registered mark of Federated Investors, Inc.
2003 ©Federated Investors, Inc.

[Logo of Federated Investors]

North Carolina Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

October 31, 2003

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006	0.011	0.028	0.036	0.028
Net realized loss on investments	--	(0.000)[1]	--	--	--
TOTAL FROM INVESTMENT FROM OPERATIONS	0.006	0.011	0.028	0.036	0.028
Less Distributions:
Distributions from net investment income	(0.006)	(0.011)	(0.028)	(0.036)	(0.028)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.62%	1.08%	2.83%	3.65%	2.81%

Ratios to Average Net Assets:

Expenses	0.64%	0.64%	0.64%	0.59%	0.59%

Net investment income	0.62%	1.08%	2.66%	3.59%	2.77%

Expense waiver/reimbursement[3]	0.26%	0.25%	0.27%	0.33%	0.33%

Supplemental Data:

Net assets, end of period (000 omitted)	$345,538	$356,707	$406,312	$202,964	$185,348

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

OCTOBER 31, 2003

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.7%[1]
		North Carolina--97.2%
$20,819,000	[2]	ABN AMRO MuniTOPS Certificates Trust (North Carolina Non-AMT)/(Series 1998-23), 1.20% TOBs (Mission-St. Josephs Health System)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 2/11/2004	$20,819,000
4,855,000		Alexander County, NC Industrial Facilities & PCFA, (Series 1997), Weekly VRDNs (Mitchell Gold Co., Inc.)/(South Trust Bank of Alabama, Birmingham LOC)	4,855,000
10,700,000		Beaufort County, NC Water District VI, 1.60% BANs, 1/21/2004	10,710,517
1,735,000		Brunswick County, NC Industrial Facilities and PCFA, (Series 1998), Weekly VRDNs (Turnage Properties LLC)/(RBC Centura Bank LOC)	1,735,000
4,600,000		Catawba County, NC Industrial Facilities & PCFA, (Series 1994), Weekly VRDNs (Ethan Allen Inc Project)/(Deutsche Bank AG LOC)	4,600,000
2,675,000		Catawba County, NC Industrial Facilities & PCFA, (Series 1998), Weekly VRDNs (Centro, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	2,675,000
4,200,000		Catawba County, NC Industrial Facilities & PCFA, (Series 2001), Weekly VRDNs (McLin Creek Partners LLC)/(Wachovia Bank NA LOC)	4,200,000
500,000		Charlotte-Mecklenburg Hospital Authority, NC, (Series A), 2.00% Bonds (Carolinas Healthcare System), 1/15/2004	500,861
2,900,000		Chatham, NC Industrial Facilities & PCFA, (Series 2001), Weekly VRDNs (Townsends, Inc.)/(Wilmington Trust Co. LOC)	2,900,000
1,865,000		Cleveland County, NC Industrial Facilities and PCFA, (Series 1990), Weekly VRDNs (MetalsAmerica, Inc. Project)/(Fleet National Bank LOC)	1,865,000
775,000		Cleveland County, NC Industrial Facilities and PCFA, PCR Bonds, (Series 1995), Weekly VRDNs (Grover Industries, Inc. Project)/(Bank of America NA LOC)	775,000
4,830,000		Davie County, NC Industrial Facilities & PCFA Weekly VRDNs (Cycle Group, Inc.)/(Wachovia Bank NA LOC)	4,830,000
3,900,000		Durham, NC Housing Authority Weekly VRDNs (Fayette Place Apartments)/(Bank of America NA LOC)	3,900,000
1,175,000		Emerald Isle, NC, 2.75% Bonds (FGIC INS), 2/1/2004	1,179,929
3,870,000		Gaston County, NC Industrial Facilities and PCFA, (Series 1997), Weekly VRDNs (Thermoform Plastic, Inc.)/(Bank of America NA LOC)	3,870,000
2,030,000		Guilford County, NC Industrial Facilities & PCFA, (Series 1996), Weekly VRDNs (South/Win Ltd.)/(Branch Banking & Trust Co., Winston-Salem LOC)	2,030,000
3,380,000		Guilford County, NC Industrial Facilities & PCFA, (Series 1999), Weekly VRDNs (FFNC, Inc.)/(Harris Trust & Savings Bank, Chicago LOC)	3,380,000
2,600,000		Guilford County, NC Industrial Facilities & PCFA, (Series 2002), Weekly VRDNs (YMCA of Greensboro)/(Branch Banking & Trust Co., Winston-Salem LOC)	2,600,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		North Carolina--continued
$2,500,000		Guilford County, NC Industrial Facilities & PCFA, (Series 2003), Weekly VRDNs (YMCA of Greensboro)/(Branch Banking & Trust Co., Winston-Salem LOC)	$2,500,000
5,700,000		Halifax County, NC Industrial Facilities & PCFA Weekly VRDNs (Flambeau Airmold Project)/(Wells Fargo Bank Minnesota NA LOC)	5,700,000
2,500,000		Halifax County, NC Industrial Facilities & PCFA, (Series 1993) Daily VRDNs (Westmoreland LG&E)/(Dexia Credit Local LOC)	2,500,000
26,000,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000A), Weekly VRDNs (Nucor Corp.)	26,000,000
3,700,000		Indian Beach, NC, 1.50% Bans, 2/11/2004	3,703,554
800,000		Johnson County, NC Industrial Facilities & PCFA, (Series 1996), Weekly VRDNs (Inolex Chemical Co. Project)/(PNC Bank, NA LOC)	800,000
4,000,000		Johnson County, NC Industrial Facilities & PCFA, (Series 2000), Weekly VRDNs (Flanders Corp.)/(Fleet National Bank LOC)	4,000,000
2,455,000		Johnson County, NC Industrial Facilities & PCFA, (Series 2001), Weekly VRDNs (Walthom Group)/(South Trust Bank of Alabama, Birmingham LOC)	2,455,000
3,400,000		Mecklenberg County, NC Industrial Facilities & PCFA Industrial Development, (Series 1996), Weekly VRDNs (SteriGenics International Project)/(Bank One NA (Chicago) LOC)	3,400,000
3,400,000		Mecklenberg County, NC Industrial Facilities & PCFA Industrial Development, (Series 2000), Weekly VRDNs (Ehren-Haus Industries, Inc.)/(Wachovia Bank NA LOC)	3,400,000
4,800,000		Mecklenberg County, NC Industrial Facilities & PCFA Industrial Development, (Series 2001), Weekly VRDNs (Stefano Foods, Inc.)/(J.P. Morgan Chase Bank LOC)	4,800,000
6,180,000		Mecklenberg County, NC Industrial Facilities & PCFA Industrial Revenue, (Series 1988), Weekly VRDNs (Florida Steel Corp.)/(Bank of America NA LOC)	6,180,000
3,000,000		Montgomery County, NC Industrial Facilities and PCFA, (Series 2000), Daily VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC)	3,000,000
1,540,000		New Hanover County, NC PCR Financial Authority Weekly VRDNs (Efson, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC)	1,540,000
2,400,000		New Hanover County, NC PCR Financial Authority, (Series 1984), Weekly VRDNs (American Hoist & Derrick Co. Project)/(Fleet National Bank LOC)	2,400,000
4,885,000		North Carolina Capital Facilities Finance Agency, (Series 2001), Weekly VRDNs (Forsyth Country Day School, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC)	4,885,000
2,500,000		North Carolina Capital Facilities Finance Agency, (Series 2001), Weekly VRDNs (Mars Hill College)/(Branch Banking & Trust Co., Winston-Salem LOC)	2,500,000
3,200,000		North Carolina Capital Facilities Finance Agency, (Series 2001), Weekly VRDNs (Westchester Academy, Inc.)/(Wachovia Bank NA LOC)	3,200,000
3,000,000		North Carolina Capital Facilities Finance Agency, (Series 2002), Weekly VRDNs (Cannon School, Inc.)/(Sun Trust Bank LOC)	3,000,000
2,430,000		North Carolina Capital Facilities Finance Agency, (Series 2002), Weekly VRDNs (Goodwill Community Foundation)/(Bank of America NA LOC)	2,430,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		North Carolina--continued
$10,700,000		North Carolina Capital Facilities Finance Agency, (Series 2002), Weekly VRDNs (Wolfpack Club)/(Bank of America NA LOC)	$10,700,000
4,995,000		North Carolina Eastern Municipal Power Agency, (PT-824) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	4,995,000
2,550,000		North Carolina Eastern Municipal Power Agency, MERLOTS, (Series 2001 A75), Weekly VRDNs (United States Treasury COL)/(Wachovia Bank NA LIQ)	2,550,000
7,950,000	[2]	North Carolina Eastern Municipal Power Agency, MERLOTS, (Series 2000 A41), 1.55% TOBs (United States Treasury COL)/ (Wachovia Bank NA LIQ), Optional Tender 11/12/2003	7,950,000
9,220,000		North Carolina Eastern Municipal Power Agency, MERLOTS, (Series 2002-A22), Weekly VRDNs (Wachovia Bank NA LIQ)/(United States Treasury PRF)	9,220,000
1,700,000		North Carolina Educational Facilities Finance Agency, (Series 1999), Weekly VRDNs (Catawba College)/(Wachovia Bank NA LOC)	1,700,000
5,420,000		North Carolina Educational Facilities Finance Agency, (Series 1999), Weekly VRDNs (North Carolina Wesleyan College)/(RBC Centura Bank LOC)	5,420,000
2,445,000		North Carolina Educational Facilities Finance Agency, (Series 2000), Weekly VRDNs (Greensboro Montessory School)/(Wachovia Bank NA LOC)	2,445,000
3,690,000		North Carolina HFA, (Series 2000-CMC4), Weekly VRDNs (JP Morgan Chase & Co. LIQ)	3,690,000
3,325,000		North Carolina HFA, (Series 2003 FR/RI-L17),Weekly VRDNs (FSA INS)/(Lehman Brothers Holdings, Inc. LIQ)	3,325,000
3,940,000		North Carolina HFA, MERLOTS, (Series 2000 A37), Weekly VRDNs (Wachovia Bank NA LIQ)	3,940,000
4,995,000	[2]	North Carolina HFA, MERLOTS, (Series 2002-A39), 1.10% TOBs (AMBAC INS)/(Wachovia Bank NA LIQ), Optional Tender 7/21/2004	4,995,000
2,690,000		North Carolina HFA, PT-457 Weekly VRDNs (BNP Paribas SA LIQ)	2,690,000
6,945,000		North Carolina Medical Care Commission, (Series 1998), Weekly VRDNs (Cornelia Nixon Davis Nursing Home, Inc.)/(Wachovia Bank NA LOC)	6,945,000
5,020,000		North Carolina Medical Care Commission, (Series 1999), Weekly VRDNs (Cross Road Rest and Retirement Center, Inc.)/(RBC Centura Bank LOC)	5,020,000
14,465,000		North Carolina Medical Care Commission, (Series 2001), Weekly VRDNs (Aldersgate Retirement Community, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC)	14,465,000
1,865,000		North Carolina Medical Care Commission, (Series 2001), Weekly VRDNs (Rutherford Hospital, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC)	1,865,000
1,700,000		North Carolina Medical Care Commission, (Series 2001A), Weekly VRDNs (Moses H. Cone Memorial)	1,700,000
29,200,000		North Carolina Medical Care Commission, (Series 2001B), Weekly VRDNs (Moses H. Cone Memorial)	29,200,000
2,000,000		North Carolina Medical Care Commission, (Series 2003C), Weekly VRDNs (Givens Estates)/(Bank of Scotland, Edinburgh LOC)	2,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		North Carolina--continued
$4,495,000		North Carolina Municipal Power Agency No. 1, (PT-757) Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ)	$4,495,000
10,360,000	[2]	North Carolina Municipal Power Agency No. 1, MERLOTS, (Series 2000 A42), 1.55% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank NA LIQ), Optional Tender 11/12/2003	10,360,000
10,000,000	[2]	North Carolina State, (PT-413), 0.95% TOBs (Merrill Lynch & Co., Inc. LIQ), Optional Tender 4/29/2004	10,000,000
1,476,000		Orange County, NC Industrial Facilities & PCFA Weekly VRDNs (Mebane Packaging Corp.)/(Bank of America NA LOC)	1,476,000
1,100,000		Piedmont Triad Airport Authority, NC Weekly VRDNs (Triad International Maintenance Corp.)/(Mellon Bank NA, Pittsburgh LOC)	1,100,000
1,100,000		Randolph County, NC Industrial Facilities and PCFA, (Series 1996), Weekly VRDNs (Ornamental Mouldings, Inc.)/(Wachovia Bank NA LOC)	1,100,000
2,315,000		Robeson County, NC Industrial Facilities and PCFA, (Series 1999), Weekly VRDNs (Rempac Foam Corp.)/(JP Morgan Chase Bank LOC)	2,315,000
600,000		Rockingham County, NC Industrial Facilities and PCFA, (Series 1997), Weekly VRDNs (McMichael Mills, Inc.)/(Wachovia Bank NA LOC)	600,000
6,900,000		Rutherford County, NC, Industrial Facilities PCFA Weekly VRDNs (Four Leaf Textiles)/(SunTrust Bank LOC)	6,900,000
510,000		Sampson County, NC Industrial Facilities and PCFA, (Series 1997), Weekly VRDNs (DuBose Strapping, Inc.)/(Wachovia Bank NA LOC)	510,000
5,100,000		Wilson County, NC PCA, (Series 1994), Weekly VRDNs (Granutec, Inc.)/(Bank of Nova Scotia, Toronto LOC)	5,100,000
1,300,000		Wilson County, NC PCA, (Series 1999), Weekly VRDNs (Quality Truck Bodies & Repair, Inc.)/(Wachovia Bank NA LOC)	1,300,000

		TOTAL	335,889,861

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Puerto Rico--2.5%
$800,000	[2]	Commonwealth of Puerto Rico, (Series 2003 FR/RI-L16), 1.10% TOBs (MBIA Insurance Corp. INS)/(Lehman Brothers Holdings, Inc. LIQ), Optional Tender 11/19/2003	$800,000
5,085,000	[2]	Puerto Rico Highway and Transportation Authority, Floater Certificates 2001-586, 1.05% TOBs (FSA INS)/(Morgan Stanley LIQ), Optional Tender 7/8/2004	5,085,000
2,560,000	[2]	Puerto Rico Housing Finance Authority, (Series 2003 FR/RI-L30J), 1.25% TOBs (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ), Optional Tender 12/17/2003	2,560,000

		TOTAL	8,445,000

		TOTAL INVESTMENTS--99.7% (AT AMORTIZED COST)[3]	344,334,861

		OTHER ASSETS AND LIABILITIES-NET--0.3%	1,203,610

		TOTAL NET ASSETS--100%	$345,538,471

Securities that are subject to the federal alternative minimum tax (AMT) represent 39.6% of the portfolio as calculated based upon total portfolio market value (unaudited).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At October 31, 2003, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value (unaudited)

First Tier	Second Tier
100.0%	0.0%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At October 31, 2003, these securities amounted to $62,569,000 which represents 18.1% of total net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2003.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
Bans	--Bond Anticipation Notes
COL	--Collateralized
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
HFA	--Housing Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts--Liquidity Optional Tender Series
PCA	--Pollution Control Authority
PCFA	--Pollution Control Finance Authority
PCR	--Pollution Control Revenue
PRF	--Prerefunded
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2003

Assets:
Total investments in securities, at amortized cost and value		$344,334,861
Cash		609,203
Income receivable		675,534
Receivable for shares sold		840,903

TOTAL ASSETS		346,460,501

Liabilities:
Payable for shares redeemed	$798,480
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	5,361
Payable for Directors'/Trustees' fee	148
Payable for portfolio accounting fees (Note 5)	7,800
Payable for shareholder services fee (Note 5)	73,431
Income distribution payable	26,522
Accrued expenses	10,288

TOTAL LIABILITIES		922,030

Net assets for 345,539,739 shares outstanding		$345,538,471

Net Assets Consist of:
Paid in capital		$345,539,739
Accumulated net realized loss on investments		(1,378)
Undistributed net investment income		110

TOTAL NET ASSETS		$345,538,471

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$345,538,471 ÷ 345,539,739 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2003

Investment Income:
Interest			$4,814,824

Expenses:
Investment adviser fee (Note 5)		$1,908,600
Administrative personnel and services fee (Note 5)		287,053
Custodian fees		16,946
Transfer and dividend disbursing agent fees and expenses (Note 5)		103,949
Directors'/Trustees' fees		3,664
Auditing fees		12,427
Legal fees		10,814
Portfolio accounting fees (Note 5)		79,589
Shareholder services fee (Note 5)		954,300
Share registration costs		29,106
Printing and postage		9,604
Insurance premiums		1,950
Miscellaneous		1,314

TOTAL EXPENSES		3,419,316

Waivers (Note 5):
Waiver of investment adviser fee	$(935,792)
Waiver of transfer and dividend disbursing agent fees and expenses	(21,829)

TOTAL WAIVERS		(957,621)

Net expenses			2,461,695

Net investment income			$2,353,129

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,353,129	$4,121,091
Net realized loss on investments	--	(1,378)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,353,129	4,119,713

Distributions to Shareholders:
Distributions from net investment income	(2,353,019)	(4,121,091)

Share Transactions:
Proceeds from sale of shares	937,618,768	1,014,655,862
Net asset value of shares issued to shareholders in payment of distributions declared	1,684,318	2,546,289
Cost of shares redeemed	(950,471,551)	(1,066,805,982)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(11,168,465)	(49,603,831)

Change in net assets	(11,168,355)	(49,605,209)

Net Assets:
Beginning of period	356,706,826	406,312,035

End of period (including undistributed net investment income of $110 and $0, respectively)	$345,538,471	$356,706,826

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2003

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of North Carolina Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the income tax imposed by the state of North Carolina consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary. For the year ended October 31, 2003, all of the Fund's distributions were from tax-exempt income.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At October 31, 2003, paid in capital aggregated $345,539,739. Transactions in shares were as follows:

Year Ended October 31	2003	2002
Shares sold	937,618,768	1,014,655,862
Shares issued to shareholders in payment of distributions declared	1,684,318	2,546,289
Shares redeemed	(950,471,551)	(1,066,805,982)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(11,168,465)	(49,603,831)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2003 and 2002, was as follows:

	2003	2002
Tax-exempt income	$2,353,019	$4,121,091

As of October 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$26,633
Capital loss carryforward	1,378

At October 31, 2003, the Fund had a capital loss carryforward of $1,378 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2005	$ 88
2010	$1,290

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement ("Agreement"), provided the Fund with administrative personnel and services. The fee paid to FServ is based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares.

On August 22, 2003 the Trustees approved a new Agreement. Effective November 1, 2003, Federated Administrative Services ("FAS") will provide the Fund with administrative personnel and services. The fee paid to FAS will be based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FServ and FAS may voluntarily choose to waive any portion of their fee. FServ and FAS can modify or terminate this voluntary waiver at any time at their sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Interfund Transactions

During the year ended October 31, 2003, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $529,624,000 and $523,934,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers in that state than would a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2003, 66.8% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 9.4% of total investments.

7. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and the Funds are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF NORTH CAROLINA MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of North Carolina Municipal Cash Trust (one of the portfolios constituting Money Market Obligations Trust), (the "Trust"), as of October 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from the brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of North Carolina Municipal Cash Trust of Money Market Obligations Trust at October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Boston, Massachusetts
December 10, 2003

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Trust. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises 41 portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four p ortfolios, Golden Oak® Family of Funds--seven portfolios and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)

John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988	Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, MD is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)

Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Address Positions Held with Trust	Principal Occupation(s) and Previous Position(s)

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1998

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson, III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER Began serving: November 1998

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Mary Jo Ochson Birth Date: September 12, 1953 VICE PRESIDENT Began serving: November 1998

Mary JO Ochson is Vice President of the Trust. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

[Logo of Federated Investors]

North Carolina Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N278

29453 (12/03)

Federated is a registered mark of Federated Investors, Inc.
2003 ©Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

New Jersey Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

October 31, 2003

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights--Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006	0.011	0.028	0.035	0.027
Net realized loss on investments	--	(0.000)[1]	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.006	0.011	0.028	0.035	0.027

Less Distributions:
Distributions from net investment income	(0.006)	(0.011)	(0.028)	(0.035)	(0.027)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.64%	1.07%	2.83%	3.56%	2.77%

Ratios to Average Net Assets:

Expenses	0.60%	0.60%	0.60%	0.55%	0.55%

Net investment income	0.65%	1.06%	2.72%	3.49%	2.75%

Expense waiver/reimbursement[3]	0.24%	0.21%	0.23%	0.30%	0.28%

Supplemental Data:

Net assets, end of period (000 omitted)	$84,452	$126,418	$135,901	$99,502	$112,138

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.005	0.010	0.027	0.034	0.026
Net realized loss on investments	--	(0.000)[1]	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.005	0.010	0.027	0.034	0.026

Less Distributions:
Distributions from net investment income	(0.005)	(0.010)	(0.027)	(0.034)	(0.026)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.54%	0.97%	2.73%	3.45%	2.67%

Ratios to Average Net Assets:

Expenses	0.70%	0.70%	0.70%	0.65%	0.65%

Net investment income	0.53%	0.96%	2.66%	3.43%	2.65%

Expense waiver/reimbursement[3]	0.24%	0.21%	0.23%	0.30%	0.28%

Supplemental Data:

Net assets, end of period (000 omitted)	$149,311	$147,500	$92,402	$66,310	$58,363

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

October 31, 2003

Principal Amount		Value
	SHORT-TERM MUNICIPALS--99.5%[1]
	New Jersey--99.5%
$2,660,000	ABN AMRO MuniTOPS Certificates Trust (New York and New Jersey Non-AMT)/ (Series 2000-19), Weekly VRDNs (Port Authority of New York and New Jersey)/ (MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	$2,660,000
250,000	Absecon, NJ, 1.50% BANs, 5/21/2004	250,408
1,667,100	Allentown, NJ, 1.75% BANs, 5/28/2004	1,673,217
1,755,820	Atlantic Highlands, NJ, 2.00% BANs, 2/25/2004	1,760,200
2,705,840	Avon By The Sea, NJ, 2.00% BANs, 4/22/2004	2,715,943
2,037,250	Beachwood, NJ, 1.50% BANs, 9/1/2004	2,043,961
1,751,000	Caldwell Borough, NJ, 2.00% BANs, 4/15/2004	1,756,797
660,000	Camden County, NJ Improvement Authority, (Series 1995), Weekly VRDNs (Jewish Federation of Southern Jersey, Inc.)/(National Westminster Bank PLC LOC)	660,000
4,900,000	Camden County, NJ Improvement Authority, (Series 1996), Weekly VRDNs (Parkview Redevelopment Housing Project)/(General Electric Capital Corp. LOC)	4,900,000
2,186,000	Cape May, NJ, 2.125% BANs, 1/9/2004	2,189,319
1,048,000	Clipper Tax-Exempt Certificates Trust (New Jersey Non-AMT)/(Series 1998-6), Weekly VRDNs (New Jersey Housing & Mortgage Financing Authority)/ (MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ)	1,048,000
6,900,000	Delaware River Port Authority, MERLOTS, (Series 2000 B4), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	6,900,000
7,975,000	Delaware River and Bay Authority, MERLOTS, (Series 2000 B8), Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)	7,975,000
2,205,000	East Rutherford Borough, NJ, 1.625% BANs, 8/20/2004	2,214,165
5,000,000	East Windsor Township, NJ, 2.125% BANs, 12/5/2003	5,003,325
2,662,190	Edgewater, NJ, 1.75% BANs, 6/11/2004	2,672,612
750,000	Essex County, NJ Improvement Authority, Project Revenue Bonds, (Series 1995), Weekly VRDNs (Essex County, NJ)/(AMBAC INS)/(J.P. Morgan Chase Bank LIQ)	750,000
2,000,000	Essex Fells, NJ, 2.00% BANs, 10/15/2004	2,016,962
1,600,000	Flemington Borough, NJ, 2.00% BANs, 1/15/2004	1,602,914
3,449,000	Florence Township, NJ, 2.125% BANs, 2/12/2004	3,457,403
1,191,160	Hackettstown, NJ, 2.00% BANs, 7/8/2004	1,198,805
1,520,000	Hainesport Township, NJ, 2.125% BANs, 12/10/2003	1,521,161
1,086,550	High Bridge Borough, NJ, 1.75% BANs, 7/30/2004	1,091,754
3,005,419	Hightstown Borough, NJ, 1.80% BANs, 2/13/2004	3,010,240
1,778,020	Hopewell Borough, NJ, 1.70% BANs, 9/24/2004	1,786,672
Principal Amount		Value
	SHORT-TERM MUNICIPALS--continued[1]
	New Jersey--continued
$3,570,000	Long Branch, NJ, 2.00% BANs, 10/1/2004	$3,598,408
1,750,000	Middle Township, NJ Board of Education, 1.70% BANs, 9/17/2004	1,758,334
1,500,000	Middlesex County, NJ, PCFA, Weekly VRDNs (FMC Gold Co.)/(Wachovia Bank N.A. LOC)	1,500,000
1,280,000	Mount Holly Township, NJ, 1.70% BANs, 5/27/2004	1,283,589
3,525,000	New Jersey EDA, Weekly VRDNs (Baptist Home Society of New Jersey)/(Valley National Bank, Passaic, NJ LOC)	3,525,000
1,500,000	New Jersey EDA, Weekly VRDNs (Erasteel, Inc.)/(Svenska Handelsbanken, Stockholm LOC)	1,500,000
1,595,000	New Jersey EDA, Weekly VRDNs (Jewish Community Center of Middlesex County)/(Commerce Bank N.A., Cherry Hill, NJ LOC)	1,595,000
2,075,000	New Jersey EDA, Weekly VRDNs (Maroukian Realty LLC)/(Commerce Bank N.A., Cherry Hill, NJ LOC)	2,075,000
4,738,000	New Jersey EDA, Weekly VRDNs (Meridan Health Care)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	4,738,000
2,200,000	New Jersey EDA, Weekly VRDNs (U.S. Golf Association)/(PNC Bank, N.A. LOC)	2,200,000
520,000	New Jersey EDA, (1994 Series A), 1.35% TOBs (A.F.L. Quality, Inc.)/(Fleet National Bank LOC), Optional Tender 6/30/2004	520,000
110,000	New Jersey EDA, (1994 Series B), 1.45% TOBs (Two Univac LLC)/(Fleet National Bank LOC), Optional Tender 6/30/2004	110,000
1,675,000	New Jersey EDA, (2000 Project), Weekly VRDNs (Fisk Alloy Wire Incorporated and Affiliates)/(Wachovia Bank N.A. LOC)	1,675,000
695,000	New Jersey EDA, (Series 1992D-1), Weekly VRDNs (Danlin Corp.)/(BNP Paribas SA LOC)	695,000
985,000	New Jersey EDA, (Series 1992L), Weekly VRDNs (Kent Place School)/(BNP Paribas SA LOC)	985,000
3,500,000	New Jersey EDA, (Series 1997), Weekly VRDNs (Phoenix Realty Partners)/(Wachovia Bank N.A. LOC)	3,500,000
1,100,000	New Jersey EDA, (Series 1997), Weekly VRDNs (UJA Federation of Bergan County and North Hudson, Inc.)/(Bank of New York LOC)	1,100,000
2,000,000	New Jersey EDA, (Series 1997), Weekly VRDNs (Wood Hollow Associates LLC)/(Wachovia Bank N.A. LOC)	2,000,000
1,415,000	New Jersey EDA, (Series 1998), Weekly VRDNs (Deutscher Realty Co. LLC)/ (J.P. Morgan Chase Bank LOC)	1,415,000
4,000,000	New Jersey EDA, (Series 1998A), Weekly VRDNs (Jewish Home at Rockleigh)/(Allied Irish Banks PLC LOC)	4,000,000
2,370,000	New Jersey EDA, (Series 1999), Weekly VRDNs (Richmond Industries, Inc. and Richmond Realty LLC)/(Commerce Bank N.A., Cherry Hill, NJ LOC)	2,370,000
4,720,000	New Jersey EDA, (Series 1999), Weekly VRDNs (VOADV Property, Inc.)/(Commerce Bank N.A., Cherry Hill, NJ LOC)	4,720,000
6,810,000	New Jersey EDA, (Series 2000) Weekly VRDNs (Rose Hill Associates LLC)/(Commerce Bank N.A., Cherry Hill, NJ LOC)	6,810,000
Principal Amount		Value
	SHORT-TERM MUNICIPALS--continued[1]
	New Jersey--continued
$5,780,000	New Jersey EDA, (Series 2000), 1.15% TOBs (Dallas Airmotive, Inc.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 12/1/2003	$5,780,000
2,000,000	New Jersey EDA, (Series 2001), Weekly VRDNs (Diocese of Metuchen)/(Fleet National Bank LOC)	2,000,000
8,000,000	New Jersey EDA, (Series 2001), Weekly VRDNs (Ocean Spray Cranberries, Inc.)/(Wachovia Bank N.A. LOC)	8,000,000
1,900,000	New Jersey EDA, (Series 2001), Weekly VRDNs (Temple Emanuel of the Pascack Valley)/(PNC Bank, N.A. LOC)	1,900,000
3,385,000	New Jersey EDA, (Series 2001), Weekly VRDNs (Village School for Children, Inc.)/(Valley National Bank, Passaic, NJ LOC)	3,385,000
2,160,000	New Jersey EDA, (Series 2002), Weekly VRDNs (Bancroft NeuroHealth)/(Commerce Bank N.A., Cherry Hill, NJ LOC)	2,160,000
720,000	New Jersey EDA, (Series A), Weekly VRDNs (325 Midland Avenue LLC & Wearbest Sil-Tex Ltd.)/(Bank of New York LOC)	720,000
6,200,000	New Jersey Environmental Infrastructure Trust, (Series 2001-JPMC-6) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)	6,200,000
1,380,000	New Jersey Health Care Facilities Financing Authority, Weekly VRDNs (St. Peter's University Hospital)/(Fleet National Bank LOC)	1,380,000
4,200,000	New Jersey Health Care Facilities Financing Authority, (Series 2001 A-3), Weekly VRDNs (Capital Health System, Inc.)/(Fleet National Bank LOC)	4,200,000
1,000,000	New Jersey Health Care Facilities Financing Authority, (Series 2002), Weekly VRDNs (Wiley Mission)/(Commerce Bank N.A., Cherry Hill, NJ LOC)	1,000,000
2,500,000	New Jersey Health Care Facilities Financing Authority, MERLOTS, (Series 2001-A100), Weekly VRDNs (Jersey City Medical Center)/ (AMBAC INS)/(Wachovia Bank N.A. LIQ)	2,500,000
2,015,000	New Jersey Housing & Mortgage Financing Authority, MERLOTS, (Series 2000 A2), Weekly VRDNs (MBIA Insurance Corp. INS)/ (Wachovia Bank N.A. LIQ)	2,015,000
3,000,000	New Jersey State Educational Facilities Authority, (2000 Series D), Weekly VRDNs (Institute for Defense Analyses)/(AMBAC INS)/(Wachovia Bank N.A. LIQ)	3,000,000
1,490,000	New Jersey State Educational Facilities Authority, (2003 Series A), Weekly VRDNs (Centenary College)/(Commerce Bank N.A., Cherry Hill, NJ LOC)	1,490,000
1,000,000	New Jersey State Transportation Trust Fund Authority, Floater Certificates, (Series 1998-54), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	1,000,000
3,800,000	New Jersey State Transportation Trust Fund Authority, Trust Receipts, (Series 1996-1), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ)	3,800,000
4,635,000	New Jersey State, Austin, (Series 2003B), Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ)	4,635,000
16,065,000	Newark, NJ Housing Authority, PT-1590, Weekly VRDNs (Georgie King Village Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	16,065,000
1,205,000	North Brunswick Township, NJ, 1.75% BANs, 10/1/2004	1,212,081
1,051,227	Oceanport, NJ, 2.00% BANs, 10/6/2004	1,059,913
1,803,700	Palmyra Borough, NJ, 2.125% BANs, 12/15/2003	1,805,252
Principal Amount		Value
	SHORT-TERM MUNICIPALS--continued[1]
	New Jersey--continued
$1,782,385	Phillipsburg, NJ, 1.75% BANs, 9/29/2004	$1,792,809
1,504,250	Pine Beach, NJ, 2.00% BANs, 10/22/2004	1,517,264
2,538,400	Point Pleasant Beach, NJ, 2.00% BANs, 4/2/2004	2,546,786
10,000,000	Port Authority of New York and New Jersey, (Series 1991-4/5), Weekly VRDNs	10,000,000
2,285,000	Port Authority of New York and New Jersey, MERLOTS (Series 2000 B5), Weekly VRDNs (JFK International Air Terminal LLC)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	2,285,000
2,100,000	Port Authority of New York and New Jersey, PUTTERs, (Series 153), Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase Bank LIQ)	2,100,000
1,486,500	Rockaway Borough, NJ, 1.50% BANs, 11/20/2003	1,486,728
1,500,000	Sea Girt, NJ, General Improvement Notes, 1.75% BANs, 6/17/2004	1,507,435
2,860,000	Sea Isle City, NJ, 2.00% BANs, 12/19/2003	2,862,559
1,988,400	Tuckerton, NJ, 1.90% BANs, 2/27/2004	1,992,500
2,748,000	Union Beach, NJ, 1.50% BANs, 7/15/2004	2,755,625
4,714,999	Washington Borough, NJ, 2.00% BANs, 12/5/2003	4,717,250
1,800,000	Westwood, NJ, 2.00% TANs, 4/28/2004	1,807,654
3,368,000	Willingboro Township, NJ, 1.50% TANs, 1/2/2004	3,370,528

	TOTAL INVESTMENTS--99.5% (AT AMORTIZED COST)[2]	232,581,573

	OTHER ASSETS AND LIABILITIES -- NET--0.5%	1,182,157

	TOTAL NET ASSETS--100%	$233,763,730

Securities that are subject to the federal alternative minimum tax (AMT) represent 30.5% of the portfolio as calculated based upon total portfolio market value (unaudited).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At October 31, 2003, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value (unaudited)

First Tier	Second Tier
100.0%	0.0%

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2003.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
EDA	--Economic Development Authority
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCFA	--Pollution Control Finance Authority
PUTTERs	--Puttable Tax Exempt Receipts
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2003

Assets:
Total investments in securities, at amortized cost and value		$232,581,573
Cash		302,067
Income receivable		956,235
Receivable for shares sold		112,019

TOTAL ASSETS		233,951,894

Liabilities:
Payable for shares redeemed	$106,492
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	5,167
Payable for portfolio accounting fees (Note 5)	6,274
Payable for shareholder services fee (Note 5)	23,426
Income distribution payable	44,407
Accrued expenses	2,398

TOTAL LIABILITIES		188,164

Net assets for 233,764,384 shares outstanding		$233,763,730

Net Assets Consist of:
Paid in capital		$233,764,384
Accumulated net realized loss on investments		(321)
Distributions in excess of net investment income		(333)

TOTAL NET ASSETS		$233,763,730

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$84,452,482 ÷ 84,451,691 shares outstanding		$1.00

Institutional Service Shares:
$149,311,248 ÷ 149,312,693 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2003

Investment Income:
Interest			$3,369,346

Expenses:
Investment adviser fee (Note 5)		$1,082,823
Administrative personnel and services fee (Note 5)		203,571
Custodian fees		13,203
Transfer and dividend disbursing agent fees and expenses (Note 5)		150,093
Directors'/Trustees' fees		2,450
Auditing fees		12,083
Legal fees		7,946
Portfolio accounting fees (Note 5)		73,608
Distribution services fee--Institutional Service Shares (Note 5)		158,537
Shareholder services fee--Institutional Shares (Note 5)		280,423
Shareholder services fee--Institutional Service Shares (Note 5)		396,342
Share registration costs		39,458
Printing and postage		17,997
Insurance premiums		1,793
Miscellaneous		1,351

TOTAL EXPENSES		2,441,678

Waivers (Note 5):
Waiver of investment adviser fee	$(94,479)
Waiver of transfer and dividend disbursing agent fees and expenses	(9,742)
Waiver of distribution services fee--Institutional Service Shares	(158,537)
Waiver of shareholder services fee--Institutional Shares	(224,338)
Waiver of shareholder services fee--Institutional Service Shares	(158,537)

TOTAL WAIVERS		(645,633)

Net expenses			1,796,045

Net investment income			$1,573,301

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,573,301	$2,866,638
Net realized loss on investments	--	(321)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,573,301	2,866,317

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(729,636)	(1,523,189)
Institutional Service Shares	(843,998)	(1,343,449)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,573,634)	(2,866,638)

Share Transactions:
Proceeds from sale of shares	656,010,926	801,248,028
Net asset value of shares issued to shareholders in payment of distributions declared	662,573	1,018,311
Cost of shares redeemed	(696,827,188)	(756,652,203)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(40,153,689)	45,614,136

Change in net assets	(40,154,022)	45,613,815

Net Assets:
Beginning of period	273,917,752	228,303,937

End of period (including distributions in excess of net investment income of $(333) and $0, respectively)	$233,763,730	$273,917,752

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2003

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of New Jersey Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide current income which is exempt from federal regular income tax and New Jersey State income tax imposed upon non-corporate taxpayers consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary. For the year ended October 31, 2003, all of the Fund's distributions were from tax-exempt income.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

At October 31, 2003, capital paid-in aggregated $233,764,384.

Transactions in shares were as follows:

Year Ended October 31	2003	2002
Institutional Shares:
Shares sold	234,660,257	344,532,775
Shares issued to shareholders in payment of distributions declared	37,031	12,570
Shares redeemed	(276,663,800)	(354,028,617)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(41,966,512)	(9,483,272)

Year Ended October 31	2003	2002
Institutional Service Shares:
Shares sold	421,350,669	456,715,253
Shares issued to shareholders in payment of distributions declared	625,542	1,005,741
Shares redeemed	(420,163,388)	(402,623,586)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	1,812,823	55,097,408

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(40,153,689)	45,614,136

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2003 and 2002, was as follows:

	2003	2002
Tax-exempt income	$1,573,634	$2,866,638

As of October 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$44,073

Capital loss carryforward	$ 321

At October 31, 2003, the Fund had a capital loss carryforward of $321 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2005.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement ("Agreement"), provided the Fund with administrative personnel and services. The fee paid to FServ is based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares.

On August 22, 2003 the Trustees approved a new Agreement. Effective November 1, 2003, Federated Administrative Services ("FAS") will provide the Fund with administrative personnel and services. The fee paid to FAS will be based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FServ and FAS may voluntarily choose to waive any portion of their fee. FServ and FAS can modify or terminate this voluntary waiver at any time at their sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.10% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Interfund Transactions

During the year ended October 31, 2003, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $308,585,000 and $370,665,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2003, 60.8% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 9.6% of total investments.

7. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and the Funds are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF NEW JERSEY MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of New Jersey Municipal Cash Trust (one of the portfolios constituting Money Market Obligations Trust), (the "Trust"), as of October 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from the brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of New Jersey Municipal Cash Trust of Money Market Obligations Trust at October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
December 10, 2003

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises 41 portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; Golden Oak® Family of Funds--seven portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988	Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1998

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER Began serving: November 1998

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Mary Jo Ochson Birth Date: September 12, 1953 VICE PRESIDENT Began serving: November 1998

Mary Jo Ochson is Vice President of the Trust. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http//www.sec.gov.

Federated Investors
World-Class Investment Manager

New Jersey Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N476
Cusip 60934N468

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

G00203-01 (12/03)

[Logo of Federated Investors]

New York Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

October 31, 2003

Institutional Service Shares
Cash II Shares

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights--Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006	0.011	0.027	0.035	0.028
Net realized gain (loss) on investments	0.000 [1]	(0.000)[1]	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.006	0.011	0.027	0.035	0.028

Less Distributions:
Distributions from net investment income	(0.006)	(0.011)	(0.027)	(0.035)	(0.028)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.63%	1.06%	2.72%	3.61%	2.83%

Ratios to Average Net Assets:

Expenses	0.59%	0.59%	0.58%	0.55%	0.55%

Net investment income	0.64%	1.04%	2.62%	3.57%	2.79%

Expense waiver/reimbursement[3]	0.43%	0.42%	0.44%	0.47%	0.49%

Supplemental Data:

Net assets, end of period (000 omitted)	$909,198	$1,051,387	$1,143,141	$791,245	$577,269

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Cash II Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.005	0.009	0.025	0.034	0.026
Net realized gain (loss) on investments	0.000 [1]	(0.000)[1]	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.005	0.009	0.025	0.034	0.026

Less Distributions:
Distributions from net investment income	(0.005)	(0.009)	(0.025)	(0.034)	(0.026)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.47%	0.89%	2.56%	3.44%	2.67%

Ratios to Average Net Assets:

Expenses	0.75%	0.75%	0.74%	0.71%	0.71%

Net investment income	0.46%	0.88%	2.52%	3.40%	2.67%

Expense waiver/reimbursement[3]	0.27%	0.26%	0.28%	0.31%	0.33%

Supplemental Data:

Net assets, end of period (000 omitted)	$197,030	$171,868	$98,399	$97,396	$62,713

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

October 31, 2003

Principal Amount			Value
		SHORT-TERM MUNICIPALS--101.2%[1]
		New Jersey--0.4%
$4,000,000		ABN AMRO MuniTOPS Certificates Trust (New York and New Jersey Non-AMT)/(Series 2000-19), Weekly VRDNs (Port Authority of New York and New Jersey)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	$4,000,000
		New York--99.8%
13,150,000		ABN AMRO MuniTOPS Certificates Trust (New York Non-AMT)/(Series 1999-2), Weekly VRDNs (Metropolitan Transportation Authority, NY)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	13,150,000
15,841,318		Afton, NY CSD, 1.50% BANs, 3/19/2004	15,865,160
3,570,000		Albany, NY IDA, (Series 2001A: Empire Commons East), Weekly VRDNs (University at Albany Foundation Student Housing Corp.)/(AMBAC INS)/(Key Bank, N.A. LIQ)	3,570,000
6,000,000		Albany, NY IDA, (Series 2001B: Empire Commons West), Weekly VRDNs (University at Albany Foundation Student Housing Corp.)/(AMBAC INS)/(Key Bank, N.A. LIQ)	6,000,000
8,205,000		Albany, NY IDA, (Seires 2001D: Empire Commons South), Weekly VRDNs (University at Albany Foundation Student Housing Corp.)/(AMBAC INS)/(Key Bank, N.A. LIQ)	8,205,000
3,112,000		Albany, NY, 1.75% BANs, 6/10/2004	3,124,697
4,900,000		Amityville, NY Union Free School District, 2.00% TANs, 6/29/2004	4,926,600
4,180,000		Arlington, NY CSD, 2.00% BANs, 11/4/2004	4,218,456
4,500,000		Babylon, NY Union Free School District, 1.75% TANs, 6/29/2004	4,519,067
5,000,000		Babylon, NY, (Series 2003 A), 2.00% BANs, 1/7/2004	5,006,784
3,625,000		Babylon, NY, (Series 2003 B), 1.50% BANs, 1/7/2004	3,628,276
5,000,000		Beekmantown, NY CSD, 1.30% BANs, 6/25/2004	5,010,259
10,000,000		Beekmantown, NY CSD, 1.35% BANs, 6/25/2004	10,026,297
6,000,000		Buffalo, NY, 2.75% RANs (Bank of New York LOC), 7/29/2004	6,073,760
4,915,000		Cattaraugus County, NY IDA, (Series 1999A), Weekly VRDNs (Gernatt Asphalt Products, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	4,915,000
3,110,000		Cayuga County, NY IDA, (Series 1998), Weekly VRDNs (NFR Northeast, Inc.)/(Key Bank, N.A. LOC)	3,110,000
3,900,000		Chautauqua County, NY IDA, Weekly VRDNs (Mogen David Wine Corp.)/(Wells Fargo Bank, N.A. LOC)	3,900,000
3,305,000		Chautauqua County, NY IDA, (Series 1999A), Weekly VRDNs (National Bedding Co.)/(Bank of America N.A. LOC)	3,305,000
5,965,000		Chazy, NY Central Rural School District, 2.00% BANs, 11/21/2003	5,966,448
3,050,000		Clinton County, NY IDA, (Series 2002A), Weekly VRDNs (Champlain Valley Physicians Hospital Medical Center)/(Radian Asset Assurance INS)/(Key Bank, N.A. LIQ)	3,050,000
		SHORT-TERM MUNICIPALS--continued[1]
		New York--continued
$16,510,000	[2]	Clipper Tax-Exempt Certificates Trust (New York AMT)/(Series 1998-10), 1.20% TOBs (New York State Mortgage Agency)/(State Street Bank and Trust Co. LIQ), Optional Tender 2/12/2004	$16,510,000
8,095,000		Clipper Tax-Exempt Certificates Trust (New York Non-AMT)/(Series 2003-12), Weekly VRDNs (New York State Dormitory Authority)/(FGIC INS)/(State Street Bank and Trust Co. LIQ)	8,095,000
2,780,000		Cohoes, NY IDA, (Series 2003), Weekly VRDNs (AHF-Columbia Crest LLC)/(Key Bank, N.A. LOC)	2,780,000
500,000		Colonie, NY IDA Weekly VRDNs (Herbert S. Ellis)/(HSBC Bank USA LOC)	500,000
405,000		Colonie, NY IDA, (Series 1988), Weekly VRDNs (Specialty Retailers, Inc.)/(HSBC Bank USA LOC)	405,000
2,500,000		Dansville, NY CSD, 1.50% RANs, 6/30/2004	2,507,852
9,000,000		Dansville, NY CSD, 1.625% BANs, 4/1/2004	9,015,661
7,000,000		Dutchess County, NY IDA, (Series 2002), Weekly VRDNs (Trinity Pawling School Corp.)/(Allied Irish Banks PLC LOC)	7,000,000
20,000,000		East Greenbush, NY CSD, 1.75% BANs, 3/3/2004	20,039,857
3,750,000		East Rochester, NY Housing Authority, (Series 2001: Daniel's Creek at Baytowne), Weekly VRDNs (Seabury Associates LP)/(HSBC Bank USA LOC)	3,750,000
4,520,000		Erie County, NY IDA, (Series 1998), Weekly VRDNs (Alden Scientific Corp.)/(Key Bank, N.A. LOC)	4,520,000
4,700,000		Erie County, NY IDA, (Series 2002: Civic Facility Revenue Bonds), Weekly VRDNs (People, Inc.)/(Key Bank, N.A. LOC)	4,700,000
3,150,000		Erie County, NY IDA, (Series A), Weekly VRDNs (Gemcor)/(HSBC Bank USA LOC)	3,150,000
4,490,000		Erie County, NY IDA, IDRB (Series 1994), Weekly VRDNs (Servotronics, Inc. Project)/(Fleet National Bank LOC)	4,490,000
6,000,000		Fonda-Fultonville, NY CSD, 1.90% BANs, 4/9/2004	6,018,119
14,000,000		Grand Island, NY CSD, 1.75% BANs, 10/15/2004	14,092,365
1,200,000		Guilderland, NY IDA, (Series 1993A), Weekly VRDNs (Northeastern Industrial Park, Inc.)/(Fleet National Bank LOC)	1,200,000
2,040,000		Herkimer County, NY IDA, 1994 IDRB, Weekly VRDNs (Granny's Kitchen)/(Bank of New York LOC)	2,040,000
14,500,000		Jamestown, NY City School District, 1.75% BANs, 3/5/2004	14,526,889
6,000,000		Kings Park, NY CSD, 1.35% TANs, 6/29/2004	6,017,598
17,490,000		LeRoy, NY CSD, 1.50% BANs, 3/18/2004	17,495,539
2,000,000		Lockport, NY, 1.50% BANs, 3/11/2004	2,003,199
29,095,000		Long Island Power Authority, (PA-522) Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ)	29,095,000
850,000		Long Island Power Authority, (Series 3A), Weekly VRDNs (J.P. Morgan Chase Bank and Landesbank Baden-Wuerttemberg LOCs)	850,000
2,975,000		Long Island Power Authority, Floater Certificates, (Series 1998-66), Weekly VRDNs (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ)	2,975,000
		SHORT-TERM MUNICIPALS--continued[1]
		New York--continued
$4,000,000		Long Island Power Authority, PA-807R Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ)	$4,000,000
11,390,000		Madison County, NY IDA, (Series 1999A), Weekly VRDNs (Cazenovia College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	11,390,000
3,400,000		Madison County, NY IDA, (Series A), Weekly VRDNs (Owl Wire and Cable)/(Key Bank, N.A. LOC)	3,400,000
4,000,000	[2]	Metropolitan Transportation Authority, NY, (PA-1027), 1.20% TOBs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 3/4/2004	4,000,000
6,000,000		Metropolitan Transportation Authority, NY, (Series 2002D-1), Weekly VRDNs (FSA INS)/(WestLB AG LIQ)	6,000,000
2,095,000		Metropolitan Transportation Authority, NY, MERLOTS, (Series 1997C), Weekly VRDNs(FGIC INS)/(Wachovia Bank N.A. LIQ)	2,095,000
7,460,000		Metropolitan Transportation Authority, NY, MERLOTS, (Series 2002-A52), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	7,460,000
5,677,000		Metropolitan Transportation Authority, NY, Piper Variable Certificates, (Series 2002F), Weekly VRDNs (AMBAC INS)/(Bank of New York LIQ)	5,677,000
4,265,000		Metropolitan Transportation Authority, NY, Trust Receipts, (Series 1997 FR/RI-9), Weekly VRDNs (FGIC INS)/(Bank of New York LIQ)	4,265,000
2,500,000		Monroe County, NY IDA, (Series 2000), Weekly VRDNs (Eldre Corp.)/(J.P. Morgan Chase Bank LOC)	2,500,000
3,500,000		Monroe County, NY IDA, (Series 2002A), Weekly VRDNs (Monroe Community College Association, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	3,500,000
17,245,000		Mount Morris, NY CSD, 1.20% BANs, 6/17/2004	17,251,383
7,000,000		New Hartford, NY CSD, 1.60% BANs, 6/30/2004	7,025,247
21,000,000		New York City, NY Housing Development Corp., (Series 2001A), Weekly VRDNs (West 55th Street Development)/(Bayerische Hypotheken-und Vereinsbank AG LOC)	21,000,000
25,000,000		New York City, NY Housing Development Corp., (Series 2003A: 2 Gold Street), Weekly VRDNs (2 Gold LLC)/(Fleet National Bank LOC)	25,000,000
2,055,000		New York City, NY Housing Development Corp., Municipal Securities Trust Receipts, (Series 1996-CMC1A), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)	2,055,000
2,015,000		New York City, NY Housing Development Corp., Municipal Securities Trust Receipts, (Series 1996-CMC1B), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)	2,015,000
9,900,000		New York City, NY IDA, (Series 2000), Weekly VRDNs (Jewish Community Center on the Upper West Side, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	9,900,000
2,400,000		New York City, NY IDA, (Series 2001), Weekly VRDNs (Federation of Protestant Welfare Agencies, Inc.)/(Allied Irish Banks PLC LOC)	2,400,000
6,300,000		New York City, NY IDA, (Series 2001), Weekly VRDNs (Jewish Community Center in Manhattan, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	6,300,000
		SHORT-TERM MUNICIPALS--continued[1]
		New York--continued
$1,300,000		New York City, NY IDA, (Series 2001), Weekly VRDNs (Village Community School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	$1,300,000
3,470,000		New York City, NY IDA, (Series 2001A), Weekly VRDNs (Heart Share Human Services of New York)/(J.P. Morgan Chase Bank LOC)	3,470,000
1,600,000		New York City, NY IDA, (Series 2002), Weekly VRDNs (The Hewitt School)/(Allied Irish Banks PLC LOC)	1,600,000
6,000,000		New York City, NY IDA, (Series 2003), Weekly VRDNs (Professional Children's School)/(Wachovia Bank N.A. LOC)	6,000,000
5,805,000		New York City, NY IDA, Civic Facility Revenue Bonds, (Series 2000), Weekly VRDNs (Columbia Grammar & Preparatory School)/(Allied Irish Banks PLC LOC)	5,805,000
3,240,000		New York City, NY Municipal Water Finance Authority, (PA-523) Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	3,240,000
2,030,000		New York City, NY Municipal Water Finance Authority, (Series 2001 F-2), Weekly VRDNs (J.P. Morgan Chase Bank LIQ)	2,030,000
10,500,000		New York City, NY Municipal Water Finance Authority, Floater Certificates, (Series 2001-687), Weekly VRDNs (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ)	10,500,000
5,490,000		New York City, NY Municipal Water Finance Authority, Trust Receipts, (Series 1997 FR/RI-6), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ)	5,490,000
6,345,000		New York City, NY Municipal Water Finance Authority, Variable Rate Certificates, (Series 1997A-2), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)	6,345,000
1,380,000		New York City, NY Transitional Finance Authority, (1999 Subseries A-1), Weekly VRDNs (J.P. Morgan Chase Bank LIQ)	1,380,000
2,000,000		New York City, NY Transitional Finance Authority, (1999 Subseries A-2), Weekly VRDNs (Bank of Nova Scotia, Toronto LIQ)	2,000,000
4,580,000		New York City, NY Transitional Finance Authority, (2001 Series A), Weekly VRDNs (Bank One N.A. (Chicago) LIQ)	4,580,000
9,930,000		New York City, NY Transitional Finance Authority, (Series 1999B), MERLOTS Weekly VRDNs (Wachovia Bank N.A. LIQ)	9,930,000
17,600,000		New York City, NY Transitional Finance Authority, (Series 2002 FR/RI- L11), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	17,600,000
24,970,000		New York City, NY Transitional Finance Authority, MERLOTS, (Series 2002-A40), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	24,970,000
4,000,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds, (2003 Subseries 1-A), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	4,000,000
13,660,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds, (2003 Subseries 1-B), Weekly VRDNs (Societe Generale, Paris LIQ)	13,660,000
12,000,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds, (2003 Subseries 2-C), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ)	12,000,000
		SHORT-TERM MUNICIPALS--continued[1]
		New York--continued
$4,975,000		New York City, NY Transitional Finance Authority, Piper Certificates, (Series 2002E), Weekly VRDNs (Bank of New York LIQ)	$4,975,000
3,000,000		New York City, NY, (1995 Series F-5), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LOC)	3,000,000
4,700,000		New York City, NY, (1996 Series J-3), Weekly VRDNs (J.P. Morgan Chase Bank LOC)	4,700,000
6,400,000		New York City, NY, (2003 Series C-3), Weekly VRDNs (BNP Paribas SA LOC)	6,400,000
12,000,000		New York City, NY, 2.00% RANs, 4/15/2004	12,053,984
9,500,000		New York City, NY, RANs, (Series 2003 FR/RI L40J), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	9,500,000
7,500,000		New York State Dormitory Authority, MERLOTS, (Series 2000 X), Weekly VRDNs (Memorial Sloan-Kettering Cancer Center)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	7,500,000
29,830,000		New York State Dormitory Authority, MERLOTS, (Series 2002-A56), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	29,830,000
13,250,000		New York State Dormitory Authority, Mental Health Services, (2003 Subseries D-2A), Weekly VRDNs (New York State)/(MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank LIQ)	13,250,000
7,500,000		New York State Dormitory Authority, Mental Health Services, (2003 Subseries D-2C), Weekly VRDNs (New York State)/(MBIA Insurance Corp. INS)/(Landesbank Baden-Wuerttemberg LIQ)	7,500,000
9,225,000		New York State Dormitory Authority, PA-60, (Series 1993), Weekly VRDNs (Rochester General Hospital)/(FHA INS)/(Merrill Lynch & Co., Inc. LIQ)	9,225,000
4,565,000		New York State Dormitory Authority, PT-128 Weekly VRDNs (Rosalind & Joseph Gurwin Jewish Geriatric Center of Long Island, Inc.)/(AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ)	4,565,000
12,260,000		New York State Dormitory Authority, PT-130 Weekly VRDNs (United Health Services Hospitals, Inc.)/(AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ)	12,260,000
5,600,000		New York State Dormitory Authority, PT-75 Weekly VRDNs (Ellis Hospital)/(MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)	5,600,000
5,795,000		New York State Dormitory Authority, Variable Rate Certificate, (Series 2001-D), Weekly VRDNs (Mount Sinai School of Medicine)/(MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)	5,795,000
43,775,000		New York State Energy Research & Development Authority, (Series 2002 FR/RI-F9J), Weekly VRDNs (Consolidated Edison Co.)/(Lehman Brothers Holdings, Inc. SWP)	43,775,000
7,300,000		New York State Environmental Facilities Corp. State Clean Water and Drinking Water, (Series 2001-732), Weekly VRDNs (Morgan Stanley LIQ)	7,300,000
6,500,000		New York State Environmental Facilities Corp. State Clean Water and Drinking Water, ROCs (Series 4001), Weekly VRDNs (Citigroup Global Markets Holdings, Inc. LIQ)	6,500,000
7,400,000		New York State HFA, (1999 Series A: 300 East 39th Street), Weekly VRDNs (39th Street Associates, LLC)/(FNMA LOC)	7,400,000
		SHORT-TERM MUNICIPALS--continued[1]
		New York--continued
$2,500,000		New York State HFA, Health Facilities Revenue Bonds (PA-143) Weekly VRDNs (New York City, NY)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	$2,500,000
4,500,000		New York State HFA, Service Contract Revenue Bonds, (2003 Series C), Weekly VRDNs (Dexia Credit Local LOC)	4,500,000
1,200,000		New York State HFA, Service Contract Revenue Bonds, (2003 Series G), Weekly VRDNs (WestLB AG LOC)	1,200,000
2,600,000		New York State HFA, Service Contract Revenue Bonds, (2003 Series I), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LOC)	2,600,000
10,710,000		New York State Local Government Assistance Corp., Class A Certificates, (Series 2002-203), Weekly VRDNs (FSA INS)/(Bear Stearns Cos., Inc. LIQ)	10,710,000
14,495,000		New York State Mortgage Agency, (PA-422) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	14,495,000
3,700,000		New York State Mortgage Agency, (Series PA-29), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	3,700,000
745,000		New York State Mortgage Agency, MERLOTS, (Series 2000 B3), Weekly VRDNs (Wachovia Bank N.A. LIQ)	745,000
8,563,000		New York State Mortgage Agency, MERLOTS, (Series 2000B), Weekly VRDNs (Wachovia Bank N.A. LIQ)	8,563,000
8,645,000		New York State Mortgage Agency, (PA-406) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	8,645,000
6,000,000		New York State Thruway Authority, (PA-532) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	6,000,000
8,130,000		New York State Thruway Authority, Local Highway & Bridge Service Contract Bonds (PA-172) Weekly VRDNs (New York State)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	8,130,000
5,400,000		New York State Urban Development Corp., (Series 1996-CMC6), Weekly VRDNs (New York State Urban Development Corp - HUD Section 236)/(J.P. Morgan Chase & Co. LIQ)	5,400,000
5,000,000		Niagara County, NY IDA, (Series 2001B), Weekly VRDNs (Niagara University)/(Radian Asset Assurance INS)/(HSBC Bank USA LIQ)	5,000,000
2,800,000		Oneonta, NY City School District, 1.75% RANs, 6/25/2004	2,814,360
800,000		Onondaga County, NY IDA, (Series 1997), Weekly VRDNs (General Super Plating Co., Inc.)/(Key Bank, N.A. LOC)	800,000
3,702,000		Onondaga County, NY IDA, (Series 1999A), Weekly VRDNs (Christian Brothers Academy of Syracuse, NY)/(Key Bank, N.A. LOC)	3,702,000
1,830,000		Onondaga County, NY IDA, (Series 2000), Weekly VRDNs (M.S. Kennedy Corp.)/(Key Bank, N.A. LOC)	1,830,000
1,725,000		Onondaga County, NY Weekly VRDNs (Grainger (W.W.), Inc.)	1,725,000
4,800,000		Ontario County, NY IDA, (Series 2003B), Weekly VRDNs (Frederick Ferris Thompson Hospital)/(Key Bank, N.A. LOC)	4,800,000
800,000		Ontario, NY IDA Weekly VRDNs (Hillcrest Enterprises/Buckeye Corrugated)/(National City Bank, Ohio LOC)	800,000
		SHORT-TERM MUNICIPALS--continued[1]
		New York--continued
$6,275,000		Orange County, NY IDA, (Series 2002), Weekly VRDNs (Horton Medical Center)/(FSA INS)/(Fleet National Bank LIQ)	$6,275,000
3,000,000		Orange County, NY IDA, (Series 2002), Weekly VRDNs (Tuxedo Park School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	3,000,000
4,000,000		Port Authority of New York and New Jersey, (PT-1847) Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)	4,000,000
15,000,000		Port Authority of New York and New Jersey, (Series 1989-2), Weekly VRDNs	15,000,000
15,000,000		Port Authority of New York and New Jersey, (Series 1989-3/4), Weekly VRDNs	15,000,000
12,400,000		Port Authority of New York and New Jersey, Equipment Note Agreement, (Series 2002-1), Weekly VRDNs	12,400,000
6,185,000		Port Authority of New York and New Jersey, PT-1755 Weekly VRDNs (JFK International Air Terminal LLC)/(MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)	6,185,000
2,845,000		Rensselaer County, NY IDA, (Series 2002A), Weekly VRDNs (Sage Colleges)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	2,845,000
4,500,000		Riverhead, NY IDA, IDRB (Series 1998), Weekly VRDNs (Altaire Pharmaceuticals, Inc.)/(Mellon Bank N.A., Pittsburgh LOC)	4,500,000
5,000,000		Rockland County, NY IDA, (Series 2001), Weekly VRDNs (Gussack Realty Co./Tappan Wire and Cable, Inc.)/(Bank of New York LOC)	5,000,000
2,670,000		Rockland County, NY IDA, (Series 2002: Northern Manor Multicare Center), Weekly VRDNs (Northern Services Group, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	2,670,000
755,000		Rotterdam, NY IDA, (Series 1993A), Weekly VRDNs (Rotterdam Industrial Park)/(Fleet National Bank LOC)	755,000
1,085,000		Schenectady, NY IDA, IDRB, (Series 1995A), Weekly VRDNs (Fortitech Holding Corp.)/(Fleet National Bank LOC)	1,085,000
2,080,000		Southeast, NY IDA, IDRB, (Series 1995), Weekly VRDNs (Dairy Conveyor Corp.)/(J.P. Morgan Chase Bank LOC)	2,080,000
6,400,000		St. Lawrence County, NY IDA, (Series 1998A), Weekly VRDNs (Alcoa, Inc.)	6,400,000
5,737,000		St. Lawrence County, NY IDA, (Series 2002), Weekly VRDNs (Canton-Potsdam Hospital)/(Key Bank, N.A. LOC)	5,737,000
600,000		Suffolk County, NY IDA Weekly VRDNs (YM-YWCA of Suffolk)/(Citibank N.A., New York LOC)	600,000
2,230,000		Suffolk County, NY IDA, (Series 1997B), Weekly VRDNs (Maryhaven Center of Hope)/(Key Bank, N.A. LOC)	2,230,000
15,000,000		Sullivan West, NY CSD, 1.25% BANs, 6/18/2004	15,023,316
5,500,000		Syracuse, NY IDA, (Series 2003A), Weekly VRDNs (Crouse Health Hospital, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	5,500,000
3,066,000		Syracuse, NY, (Series 2003 A), 2.25% BANs, 2/25/2004	3,074,166
3,125,000		Tobacco Settlement Financing Corp., NY, (PA-1158) Weekly VRDNs (New York State)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	3,125,000
1,800,000		Tompkins County, NY IDA, (Series 2003B), Weekly VRDNs (Kendal at Ithaca, Inc.)/(Wachovia Bank N.A. LOC)	1,800,000
		SHORT-TERM MUNICIPALS--continued[1]
		New York--continued
$3,995,000		Triborough Bridge & Tunnel Authority, NY, Floater Certificates, (Series 2001-598), Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ)	$3,995,000
795,000		Triborough Bridge & Tunnel Authority, NY, PUTTERs (Series 304), Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase & Co. LIQ)	795,000
2,300,000		Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds, (Series 2000A), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank LIQ)	2,300,000
1,775,000		Ulster County, NY IDA, (Series 2001A), Weekly VRDNs (Northeast Panel & Truss LLC)/(ABN AMRO Bank NV, Amsterdam LOC)	1,775,000
6,500,000		Ulster County, NY, 1.75% BANs, 6/11/2004	6,529,386
1,422,824		Victor, NY CSD, 2.00% BANs, 10/8/2004	1,433,987
7,500,000		Walden Village, NY IDA, IDRB, (Series 1994), Weekly VRDNs (Spence Engineering Co.)/(Wachovia Bank N.A. LOC)	7,500,000
2,445,000		Warren & Washington Counties, NY IDA Weekly VRDNs (Sandy Hill Corp.)/(Wachovia Bank N.A. LOC)	2,445,000
5,000,000		Watertown, NY, 1.50% BANs, 5/28/2004	5,012,706
2,280,000		Wayne County, NY IDA, (Series 1999), Weekly VRDNs (Paul T. Freund Corporation Facility)/(J.P. Morgan Chase Bank LOC)	2,280,000
24,000,000		Wellsville, NY CSD, 1.20% BANs, 6/17/2004	24,008,109
8,345,000		Westchester County, NY IDA, (Series 2001), Weekly VRDNs (Catharine Field Home)/(Comerica Bank LOC)	8,345,000
5,680,000		Westchester County, NY IDA, (Series 2001), Weekly VRDNs (Hunterbrook Ridge at Fieldhome, Inc.)/(Comerica Bank LOC)	5,680,000
3,400,000		Westchester County, NY IDA, (Series 2002), Weekly VRDNs (The Masters School)/(Allied Irish Banks PLC LOC)	3,400,000
10,676,926		Westhill, NY CSD, 2.00% BANs, 10/8/2004	10,769,711
5,650,000		Wyoming County, NY IDA, (Series 1999A), Weekly VRDNs (TPI Arcade, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	5,650,000
3,655,000		Yates County, NY IDA, (Series 2003-A), Weekly VRDNs (Keuka College)/(Key Bank, N.A. LOC)	3,655,000

		TOTAL	1,104,128,238

		Puerto Rico--1.0%
$10,980,500		Commonwealth of Puerto Rico, (Series 2002-746d) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	$10,980,500

		TOTAL INVESTMENTS--101.2% (AT AMORTIZED COST)[3]	1,119,108,738

		OTHER ASSETS AND LIABILITIES--NET--(1.2)%	(12,881,005)

		TOTAL NET ASSETS--100%	$1,106,227,733

Securities that are subject to the federal alternative minimum tax (AMT) represent 20.3% of the portfolio as calculated based on total portfolio market value (unaudited).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At October 31, 2003, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value (unaudited)

First Tier	Second Tier
92.1%	7.9%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At October 31, 2003, these securities amounted to $20,510,000 which represents 1.9% of total net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2003.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
CSD	--Central School District
FGIC	--Financial Guaranty Insurance Company
FHA	--Federal Housing Administration
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LIQ	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts--Liquidity Optional Tender Series
PUTTERs	--Puttable Tax Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
SWP	--Swap Agreement
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2003

Assets:
Total investments in securities, at amortized cost and value		$1,119,108,738
Income receivable		3,323,945
Receivable for investments sold		2,543,621
Receivable for shares sold		368,564

TOTAL ASSETS		1,125,344,868

Liabilities:
Payable for investments purchased	$17,878,456
Payable for shares redeemed	578,401
Payable to Bank	282,404
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	12,393
Payable for portfolio accounting fees (Note 5)	16,186
Payable for shareholder servicing fee (Note 5)	114,937
Income distribution payable	220,560
Accrued expenses	13,798

TOTAL LIABILITIES		19,117,135

Net assets for 1,106,233,254 shares outstanding		$1,106,227,733

Net Assets Consist of:
Paid in capital		$1,106,233,254
Accumulated net realized loss on investments		(5,723)
Undistributed net investment income		202

TOTAL NET ASSETS		$1,106,227,733

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$909,197,800 ÷ 909,203,798 shares outstanding		$1.00

Cash II Shares:
$197,029,933 ÷ 197,029,456 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2003

Investment Income:
Interest			$14,903,923

Expenses:
Investment adviser fee (Note 5)		$4,848,584
Administrative personnel and services fee (Note 5)		911,534
Custodian fees		57,120
Transfer and dividend disbursing agent fees and expenses (Note 5)		264,521
Directors'/Trustees' fees		10,795
Auditing fees		13,439
Legal fees		21,104
Portfolio accounting fees (Note 5)		134,463
Distribution services fee--Institutional Service Shares (Note 5)		2,511,989
Distribution services fee--Cash II Shares (Note 5)		518,376
Shareholder services fee--Institutional Service Shares (Note 5)		2,511,989
Shareholder services fee--Cash II Shares (Note 5)		518,376
Share registration costs		42,616
Printing and postage		31,393
Insurance premiums		2,726
Miscellaneous		3,717

TOTAL EXPENSES		12,402,742

Waivers (Note 5):
Waiver of investment adviser fee	$(178,183)
Waiver of transfer and dividend disbursing agent fees and expenses	(43,703)
Waiver of distribution services fee--Institutional Service Shares	(2,511,989)
Waiver of distribution services fee--Cash II Shares	(518,376)
Waiver of shareholder services fee--Institutional Service Shares	(1,607,673)

TOTAL WAIVERS		(4,859,924)

Net expenses			7,542,818

Net investment income			7,361,105

Net realized gain on investments			10,753

Change in net assets resulting from operations			$7,371,858

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,361,105	$13,671,346
Net realized gain (loss) on investments	10,753	(16,476)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,371,858	13,654,870

Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(6,402,986)	(12,141,127)
Cash II Shares	(957,917)	(1,530,219)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(7,360,903)	(13,671,346)

Share Transactions:
Proceeds from sale of shares	3,065,024,208	3,878,320,554
Net asset value of shares issued to shareholders in payment of distributions declared	4,258,778	6,993,160
Cost of shares redeemed	(3,186,320,459)	(3,903,583,223)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(117,037,473)	(18,269,509)

Change in net assets	(117,026,518)	(18,285,985)

Net Assets:
Beginning of period	1,223,254,251	1,241,540,236

End of period (including undistributed net investment income of $202 and $0, respectively)	$1,106,227,733	$1,223,254,251

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2003

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of New York Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Service Shares and Cash II Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by New York State and New York Municipalities consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary. As of October 31, 2003, all of the Fund's distributions were from tax exempt income.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of the restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

At October 31, 2003, capital paid-in aggregated $1,106,233,254.

Transactions in shares were as follows:

Year Ended October 31	2003	2002
Institutional Service Shares:
Shares sold	2,462,973,818	3,210,742,303
Shares issued to shareholders in payment of distributions declared	3,356,605	5,583,654
Shares redeemed	(2,608,528,808)	(3,308,065,257)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(142,198,385)	(91,739,300)

Year Ended October 31	2003	2002
Cash II Shares:
Shares sold	602,050,390	667,578,251
Shares issued to shareholders in payment of distributions declared	902,173	1,409,506
Shares redeemed	(577,791,651)	(595,517,966)

NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	25,160,912	73,469,791

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(117,037,473)	(18,269,509)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2003 and 2002, was as follows:

	2003	2002
Tax-exempt income	$ 7,360,903	$ 13,671,346

As of October 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$ 220,762
Capital loss carryforward	5,723

At October 31, 2003, the Fund had a capital loss carryforward of $5,723 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2010.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Co., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement ("Agreement"), provided the Fund with administrative personnel and services. The fee paid to FServ is based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares.

On August 22, 2003 the Trustees approved a new Agreement. Effective November 1, 2003, Federated Administrative Services ("FAS") will provide the Fund with administrative personnel and services. The fee paid to FAS will be based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FServ and FAS may voluntarily choose to waive any portion of their fee. FServ and FAS can modify or terminate this voluntary waiver at any time at their sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fees. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fees. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Interfund Transactions

During the year ended October 31, 2003, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,077,675,000 and $1,122,365,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2003, 53.8% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 9.4% of total investments.

7. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and the Funds are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although Federat ed does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result tin increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences of the Funds.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND
SHAREHOLDERS OF NEW YORK MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of New York Municipal Cash Trust (one of the portfolios constituting Money Market Obligations Trust), (the "Trust"), as of October 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from the brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of New York Municipal Cash Trust of Money Market Obligations Trust at October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Boston, Massachusetts
December 10, 2003

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises 41 portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four po rtfolios, Golden Oak® Family of Funds--seven portfolios and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988	Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Address Positions Held with Trust	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1998

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson, III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER Began serving: November 1998

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Mary Jo Ochson Birth Date: September 12, 1953 VICE PRESIDENT Began serving: November 1998

Mary Jo Ochson is Vice President of the Trust. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

[Logo of Federated Investors]

New York Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N294
Cusip 60934N310

29521 (12/03)

Federated is a registered mark of Federated Investors, Inc.
2003 ©Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Ohio Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

October 31, 2003

Institutional Shares
Institutional Service Shares
Cash II Shares

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights--Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.009	0.014	0.031	0.037	0.031
Net realized loss on investments	--	(0.000)[1]	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.009	0.014	0.031	0.037	0.031

Less Distributions:
Distributions from net investment income	(0.009)	(0.014)	(0.031)	(0.037)	(0.031)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.88%	1.37%	3.12%	3.80%	3.10%

Ratios to Average Net Assets:

Expenses	0.50%	0.50%	0.48%	0.45%	0.38%

Net investment income	0.88%	1.35%	3.12%	3.69%	3.08%

Expense waiver/reimbursement[3]	0.32%	0.32%	0.34%	0.37%	0.48%

Supplemental Data:

Net assets, end of period (000 omitted)	$163,800	$152,957	$114,933	$94,388	$107,874

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.007	0.012	0.029	0.035	0.029
Net realized loss on investments	--	(0.000)[1]	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.007	0.012	0.029	0.035	0.029

Less Distributions:
Distributions from net investment income	(0.007)	(0.012)	(0.029)	(0.035)	(0.029)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.68%	1.17%	2.91%	3.59%	2.90%

Ratios to Average Net Assets:

Expenses	0.70%	0.70%	0.68%	0.65%	0.57%

Net investment income	0.68%	1.17%	2.91%	3.57%	2.88%

Expense waiver/reimbursement[3]	0.12%	0.12%	0.14%	0.17%	0.28%

Supplemental Data:

Net assets, end of period (000 omitted)	$124,984	$107,282	$116,138	$122,294	$90,294

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Cash II Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.004	0.009	0.026	0.032	0.026
Net realized loss on investments	--	(0.000)[1]	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.004	0.009	0.026	0.032	0.026

Less Distributions:
Distributions from net investment income	(0.004)	(0.009)	(0.026)	(0.032)	(0.026)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.38%	0.87%	2.60%	3.28%	2.59%

Ratios to Average Net Assets:

Expenses	1.00%	1.00%	0.98%	0.95%	0.87%

Net investment income	0.38%	0.87%	2.54%	3.21%	2.54%

Expense waiver/reimbursement[3]	0.12%	0.12%	0.14%	0.17%	0.28%

Supplemental Data:

Net assets, end of period (000 omitted)	$45,596	$60,680	$84,161	$65,024	$117,596

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

October 31, 2003

Principal Amount			Value
		SHORT-TERM MUNICIPALS--98.9%[1]
		Ohio--98.9%
$6,250,000		Akron, Bath & Copley, OH Joint Township, (Series 2002), Weekly VRDNs (Sumner on Ridgewood, Inc.)/(KBC Bank N.V. LOC)	$6,250,000
1,915,000		Ashland County, OH Health Care, (Series 1999), Weekly VRDNs (Brethren Care, Inc.)/(FirstMerit Bank, N.A. LOC)	1,915,000
7,000,000		Banc One Capital Higher Education Tax-Exempt Income Trust, (Series 2 Certificates of Ownership), Weekly VRDNs (Bank One N.A. (Chicago) LOC)	7,000,000
5,875,000		Belmont County, OH Weekly VRDNs (Lesco, Inc.)/(PNC Bank, N.A. LOC)	5,875,000
2,150,000		Belmont County, OH, 2.00% BANs, 11/18/2003	2,150,314
4,200,000		Bryan, OH, 1.60% BANs, 12/4/2003	4,200,000
1,735,000		Butler County, OH, (Series E), 2.00% BANs, 9/23/2004	1,749,556
4,970,000		Canfield, OH Local School District, 2.00% BANs, 9/23/2004	5,005,093
2,485,000		Celina, OH, (Various Purpose A), 1.97% BANs, 11/18/2003	2,485,295
3,500,000		Clark County, OH, (Series 2002), Weekly VRDNs (Ohio Masonic Home)/(AMBAC INS)/(J.P. Morgan Chase Bank LIQ)	3,500,000
3,800,000		Clermont County, OH, Variable Rate IDRBs, (Series 1997), Weekly VRDNs (Buriot International, Inc.)/(PNC Bank, N.A. LOC)	3,800,000
1,290,000		Cleveland, OH Airport System, (PT-799) Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ)	1,290,000
528,071		Clipper Tax-Exempt Certificates Trust (Ohio AMT), (Series 1999-4), Weekly VRDNs (Ohio HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ)	528,071
2,760,000		Columbiana County, OH, (Series 1999), Weekly VRDNs (Butech, Inc.)/(Key Bank, N.A. LOC)	2,760,000
1,100,000		Columbiana County, OH, IDRBs, Weekly VRDNs (C & S Land Co. Project)/ (Bank One N.A. (Columbus) LOC)	1,100,000
2,540,000		Coshocton, OH, 1.75% BANs, 2/26/2004	2,543,615
6,000,000		Cuyahoga County, OH Health Care Facilities, (Series 2001), Weekly VRDNs (Gardens of McGregor & Amasa Stone)/(Key Bank, N.A. LOC)	6,000,000
5,100,000		Cuyahoga County, OH IDA, Weekly VRDNs (Cleveland Gear Co.)/(Key Bank, N.A. LOC)	5,100,000
4,000,000		Cuyahoga County, OH IDA, Weekly VRDNs (Prince Plating, Inc.)/(Bank of Nova Scotia, Toronto LOC)	4,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Ohio--continued
$1,480,000		Cuyahoga County, OH IDA, Weekly VRDNs (Sure-Foot Industires, Inc.)/ (FirstMerit Bank, N.A. LOC)	$1,480,000
2,205,000		Cuyahoga County, OH IDA, (Series 1997), Weekly VRDNs (Northstar Plastics, Inc.)/(Bank One N.A. (Columbus) LOC)	2,205,000
2,155,000		Cuyahoga County, OH IDA, (Series 1999), Weekly VRDNs (Kowalski Heat Treating Co.)/(FirstMerit Bank, N.A. LOC)	2,155,000
890,000		Cuyahoga County, OH IDA, IDRB, (Series 1995), Weekly VRDNs (Avalon Precision Casting Co. Project)/(Key Bank, N.A. LOC)	890,000
14,400,000		Cuyahoga County, OH, (Series 1999), Weekly VRDNs (National Terminal Apartments)/(Fleet National Bank LOC)	14,400,000
3,500,000		Cuyahoga Falls, OH, 2.00% BANs, 12/18/2003	3,503,114
970,000		Delaware County, OH, IDRB, (Series 1995), Weekly VRDNs (Air Waves, Inc. Project)/(Key Bank, N.A. LOC)	970,000
3,900,000		Dublin, OH City School District, 1.36% BANs, 10/14/2004	3,911,341
4,500,000		Dublin, OH, IDRBs, (Series 1997), Weekly VRDNs (Witco Corp.)/(Fleet National Bank LOC)	4,500,000
2,865,000		Franklin County, OH Hospital Facility Authority Weekly VRDNs (Traditions at Mill Run)/(Fifth Third Bank, Cincinnati LOC)	2,865,000
1,290,000		Franklin County, OH IDA, Weekly VRDNs (Promark Electronics, Inc.)/ (Bank One N.A. (Columbus) LOC)	1,290,000
2,055,000		Franklin County, OH IDA, Weekly VRDNs (Unicorn Leasing Corp.)/(Fifth Third Bank, Cincinnati LOC)	2,055,000
2,230,000		Franklin County, OH IDA, (Series 1995), Weekly VRDNs (Fabcon LLC Project)/(Wells Fargo Bank Minnesota N.A. LOC)	2,230,000
755,000		Franklin County, OH, Adjustable Rate Demand Economic Development Revenue Refunding Bonds, (Series 1996), Weekly VRDNs (CPM Investments)/(Huntington National Bank, Columbus, OH LOC)	755,000
3,000,000		Franklin County, OH, Hospital Revenue Bonds, (Series 1995), Weekly VRDNs (Trinity Healthcare Credit Group)/(J.P. Morgan Chase Bank LIQ)	3,000,000
8,100,000		Hamilton County, OH Hospital Facilities Authority, (Series 2002A), Weekly VRDNs (The Elizabeth Gamble Deaconess Home Association)/(J.P. Morgan Chase Bank LOC)	8,100,000
9,290,000		Hamilton County, OH, (Series 2000A), Weekly VRDNs (Deaconess Long Term Care, Inc.)/(Lasalle Bank, N.A. LOC)	9,290,000
4,305,000		Hamilton County, OH, (Series 2001A), Weekly VRDNs (MLB Hilltop Health Facilities, Inc.)/(FirstMerit Bank, N.A. LOC)	4,305,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Ohio--continued
$2,000,000		Hamilton, OH, (Series 2003A), Weekly VRDNs (Knollwood Crossing II Apartments)/(Federal Home Loan Bank of Indianapolis LOC)	$2,000,000
1,852,000		Huber Heights, OH, 1.50% BANs, 8/20/2004	1,853,646
1,670,000		Huber Heights, OH, 1.80% BANs, 11/20/2003	1,670,265
635,000		Huber Heights, OH, IDRBs, (Series 1994), Weekly VRDNs (Lasermike, Inc. Project)/(Key Bank, N.A. LOC)	635,000
4,500,000		Kent State University, OH, (Series 2001), Weekly VRDNs (MBIA Insurance Corp. INS)/(Dexia Bank, Belgium LIQ)	4,500,000
4,065,000		Kent, OH, 1.90% BANs, 12/2/2003	4,066,360
3,000,000		Lake County, OH, 2.00% BANs, 4/15/2004	3,011,434
2,050,000		Lorain County, OH Weekly VRDNs (Ohio Metallurgical Service, Inc.)/ (FirstMerit Bank, N.A. LOC)	2,050,000
2,570,000		Lorain Port Authority, OH, (Series 1994), Weekly VRDNs (Spitzer Great Lakes Ltd., Inc.)/(Bank One N.A. (Columbus) LOC)	2,570,000
660,000		Lorain Port Authority, OH, Adjustable Rate Demand Port Development Refunding Revenue Bonds, (Series 1996), Weekly VRDNs (Spitzer Project)/ (Bank One N.A. (Columbus) LOC)	660,000
8,305,000		Lorain Port Authority, OH, IDRB, (Series 1996), Weekly VRDNs (Brush Engineered Materials, Inc.)/(National City Bank, Ohio LOC)	8,305,000
1,000,000		Lucas County, OH Weekly VRDNs (Lutheran Homes Society)/(Fifth Third Bank, Cincinnati LOC)	1,000,000
80,000		Lucas County, OH Weekly VRDNs (Sunshine Children's Home)/(National City Bank, Ohio LOC)	80,000
5,000,000		Mahoning County, OH IDA, (Series 1999), Weekly VRDNs (Modern Builders Supply, Inc.)/(PNC Bank, N.A. LOC)	5,000,000
4,000,000		Mahoning County, OH Multifamily HFA Weekly VRDNs (International Towers, Inc.)/(PNC Bank, N.A. LOC)	4,000,000
2,585,000		Mansfield, OH, 1.55% BANs, 8/26/2004	2,592,285
1,700,000		Marysville Exempted Village School District, OH, 1.45% BANs, 5/27/2004	1,703,050
1,303,000		Massillon, OH, 1.88% BANs, 2/27/2004	1,306,199
1,615,000		Medina County, OH, (Series 1998), Weekly VRDNs (Michael Day Enterprises)/(Key Bank, N.A. LOC)	1,615,000
1,990,000		Mentor, OH, (Series 1997), Weekly VRDNs (Risch Investments/Roll Kraft, Inc.)/(Key Bank, N.A. LOC)	1,990,000
2,450,000		Middletown, OH Weekly VRDNs (Bishop Fenwick High School)/(Bank One N.A. (Columbus) LOC)	2,450,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Ohio--continued
$1,500,000		New Albany, OH, (Series B), Weekly VRDNs (Bank One N.A. (Columbus) LOC)	$1,500,000
5,995,000		North Ridgeville, OH, 1.43% BANs, 5/6/2004	6,000,421
2,425,000		Northwestern, OH, 1.55% BANs, 9/16/2004	2,431,268
5,620,000		Ohio HFA Multifamily Housing, 1.75% TOBs (Lincoln Park Associates)/(Bank One N.A. (Columbus) LOC), Optional Tender 11/1/2003	5,620,000
3,010,000		Ohio HFA, MERLOTS, (Series 2000 AA), Weekly VRDNs (GNMA COL)/ (Wachovia Bank N.A. LIQ)	3,010,000
1,955,000		Ohio HFA, Variable Rate Certificates, (Series 2001-I), Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ)	1,955,000
10,800,000		Ohio State Air Quality Development Authority, (Series 2001), Weekly VRDNs (PPG Industries, Inc.)	10,800,000
4,000,000		Ohio State Air Quality Development Authority, Revenue Bonds, (Series 2001A), Daily VRDNs (Cincinnati Gas and Electric Co.)/(Credit Lyonnais SA LOC)	4,000,000
1,900,000		Ohio State Higher Educational Facilities Commission, Pooled Financing, (Series 2003A), Daily VRDNs (Fifth Third Bank, Cincinnati LOC)	1,900,000
3,250,000		Ohio State Public Facilities Commission, (Series II-A), 4.50% Bonds, 11/1/2003	3,250,000
2,000,000		Ohio State Water Development Authority, (Series 2002), Weekly VRDNs (PEL Technologies LLC)/(Key Bank, N.A. LOC)	2,000,000
1,500,000		Ohio State, (Series B), 3.00% Bonds, 11/1/2003	1,500,000
4,950,000		Perrysburg, OH, 1.65% BANs, 5/27/2004	4,962,785
2,960,000		Pickaway County, OH IDA, Weekly VRDNs (Crane Plastics)/(Bank One N.A. (Columbus) LOC)	2,960,000
3,110,000		Portage County, OH IDA, Adjustable Rate IDRBs, (Series 1996), Weekly VRDNs (Barnette Project)/(National City Bank, Ohio LOC)	3,110,000
1,050,000		Richland County, OH, 1.47% BANs, 9/9/2004	1,053,277
1,605,000		Ross County, OH, 1.90% BANs, 12/4/2003	1,605,499
7,965,000		Seneca County, OH Health Care Facilities, Revenue Refunding and Improvement Bonds, (Series 2003), Weekly VRDNs (Good Shepherd Home)/ (Fifth Third Bank, Cincinnati LOC)	7,965,000
5,950,000		Stark County, OH IDR, Weekly VRDNs (Shearer's Foods, Inc.)/(Bank One N.A. (Columbus) LOC)	5,950,000
1,330,000		Stark County, OH IDR, (Series 1994), Weekly VRDNs (Wilkof Morris)/ (Key Bank, N.A. LOC)	1,330,000
860,000		Stark County, OH IDR, IDRB, (Series 1996), Weekly VRDNs (Foundations Systems and Anchors, Inc. Project)/(Bank One N.A. (Columbus) LOC)	860,000
905,000		Strongsville, OH Weekly VRDNs (Monarch Engraving, Inc.)/(FirstMerit Bank, N.A. LOC)	905,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Ohio--continued
$715,000		Strongsville, OH, (Series 1994), Weekly VRDNs (Nutro Machinery Corp.)/ (Huntington National Bank, Columbus, OH LOC)	$715,000
4,505,000		Summit County, OH IDA, Weekly VRDNs (Gardner Pie Co., Inc.)/(FirstMerit Bank, N.A. LOC)	4,505,000
300,000		Summit County, OH IDA, (Series 1997), Weekly VRDNs (Baker McMillen Co.)/ (National City Bank, Ohio LOC)	300,000
1,680,000		Summit County, OH IDA, (Series 1997), Weekly VRDNs (Malco Products, Inc.)/ (Bank One N.A. (Columbus) LOC)	1,680,000
1,985,000		Summit County, OH IDA, (Series 1998), Weekly VRDNs (Waldonia Investment)/ (Key Bank, N.A. LOC)	1,985,000
3,715,000		Summit County, OH IDA, (Series 2001), Weekly VRDNs (AESCO, Inc.)/ (FirstMerit Bank, N.A. LOC)	3,715,000
465,000		Summit County, OH IDA, 1.95% TOBs (Universal Rack)/(National City Bank, Ohio LOC), Optional Tender 3/1/2004	465,000
140,000		Summit County, OH IDA, 2.00% TOBs (Bechmer-Boyce Project)/(Key Bank, N.A. LOC), Optional Tender 1/15/2004	140,000
800,000		Summit County, OH IDA, Adjustable Rate IDRBs, (Series 1996), Weekly VRDNs (Fomo Products, Inc.)/(FirstMerit Bank, N.A. LOC)	800,000
278,000		Summit County, OH IDA, Bonds, (Series 1994), Weekly VRDNs (Austin Printing Co., Inc.)/(Bank One N.A. (Columbus) LOC)	278,000
275,000		Summit County, OH IDA, IDRB, (Series 1995), Weekly VRDNs (Cardtech Project (OH))/(Key Bank, N.A. LOC)	275,000
1,665,000		Summit County, OH IDA, Variable Rate IDRBs, (Series 1998A), Weekly VRDNs (Wintek Ltd.)/(FirstMerit Bank, N.A. LOC)	1,665,000
5,470,000		Summit County, OH, River Valley Group, (Series 2001), Weekly VRDNs (General Electric Capital Corp.)/(U.S. Bank NA, Cincinnati LOC)	5,470,000
1,250,000		Sylvania, OH, 1.40% BANs, 4/29/2004	1,251,211
8,055,000		Toledo, OH, (Series 2003-2), 1.60% BANs, 5/20/2004	8,073,041
4,000,000		Toledo-Lucas County, OH Port Authority, Airport Development Revenue Bonds, (Series 1996-1), Weekly VRDNs (Burlington Air Express, Inc.)/(ABN AMRO Bank NV, Amsterdam LOC)	4,000,000
1,000,000		Toledo-Lucas County, OH Port Authority, IDA Weekly VRDNs (Medusa Corp.)/(Wachovia Bank N.A. LOC)	1,000,000
2,900,000		Troy, OH, 1.75% BANs, 4/29/2004	2,908,447
700,000		Trumbull County, OH IDA, (Series 1989), Weekly VRDNs (McDonald Steel Corp.)/(PNC Bank, N.A. LOC)	700,000
1,075,000		Trumbull County, OH IDA, IDR Refunding Bonds, (Series 1994), Weekly VRDNs (Churchill Downs, Inc.)/(Bank One N.A. (Columbus) LOC)	1,075,000
870,000		Tuscarawas County, OH, Adjustable Rate IDRBs, (Series 1995), Weekly VRDNs (Primary Packaging, Inc.)/(FirstMerit Bank, N.A. LOC)	870,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Ohio--continued
$3,795,000		Upper Arlington City, OH, (Series A), 2.00% BANs, 11/20/2003	$3,796,337
5,100,000		Wapakoneta, OH, 1.60% BANs, 6/17/2004	5,106,271
8,465,000	[2]	Westerville, OH City School District, MERLOTS, (2001-A34), 1.55% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	8,465,000
1,050,000		Williams County, OH, Multi-Mode Variable Rate IDRBs, (Series 1996), Weekly VRDNs (Allied Moulded Products, Inc.)/(Key Bank, N.A. LOC)	1,050,000
695,000		Willoughby City, OH, IDR Refunding Bonds, (Series 1995A), Weekly VRDNs (Pine Ridge Shopping Center Co. Project)/(U.S. Bank N.A., Cincinnati LOC)	695,000
755,000		Willoughby City, OH, IDR Revenue Bonds, (Series 1995B), Weekly VRDNs (Pine Ridge Shopping Center Co. Project)/(U.S. Bank N.A., Cincinnati LOC)	755,000
695,000		Wood County, OH, (Series 1998), Weekly VRDNs (IMCO Carbide Tool, Inc.)/(Huntington National Bank, Columbus, OH LOC)	695,000
870,000		Wood County, OH, Williams Industrial Service Inc, Project Weekly VRDNs (Williams Industrial Service, Inc.)/(Huntington National Bank, Columbus, OH LOC)	870,000
4,500,000		Wooster, OH, Health Care Facilities Revenue Bonds, (Series 2003), Weekly VRDNs (West View Manor)/(Fifth Third Bank, Cincinnati LOC)	4,500,000

		TOTAL INVESTMENTS--98.9% (AT AMORTIZED COST)[3]	330,686,195

		OTHER ASSETS AND LIABILITIES -- NET--1.1%	3,694,451

		TOTAL NET ASSETS--100%	$334,380,646

Securities that are subject to the federal alternative minimum tax (AMT) represent 42.9% of the portfolio as calculated based on total portfolio market value (unaudited).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At October 31, 2003, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value (unaudited)

First Tier	Second Tier
100.0%	0.0%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. This security has been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At October 31, 2003, this security amounted to $8,465,000 which represents 2.5% of total net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2003.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDR	--Industrial Development Revenue
IDRB(s)	--Industrial Development Revenue Bond(s)
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts--Liquidity Optional Tender Series
TOBs	--Tender Option Bonds
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2003

Assets:
Total investments in securities, at amortized cost and value		$330,686,195
Cash		110,629
Income receivable		1,153,624
Receivable for investments sold		2,667,668
Receivable for shares sold		14,930

TOTAL ASSETS		334,633,046

Liabilities:
Payable for shares redeemed	$58,300
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	13,204
Payable for Directors'/Trustees' fees	5
Payable for portfolio accounting fees (Note 5)	7,381
Payable for distribution services fee (Note 5)	9,908
Payable for shareholder servicing fee (Note 5)	29,597
Income distribution payable	126,850
Accrued expenses	7,155

TOTAL LIABILITIES		252,400

Net assets for 334,380,883 shares outstanding		$334,380,646

Net Assets Consist of:
Paid in capital		$334,380,883
Accumulated net realized loss on investments		(479)
Undistributed net investment income		242

TOTAL NET ASSETS		$334,380,646

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$163,799,955 ÷ 163,798,052 shares outstanding		$1.00

Institutional Service Shares:
$124,984,376 ÷ 124,983,317 shares outstanding		$1.00

Cash II Shares:
$45,596,315 ÷ 45,599,514 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2003

Investment Income:
Interest			$4,305,236

Expenses:
Investment adviser fee (Note 5)		$1,247,153
Administrative personnel and services fee (Note 5)		234,465
Custodian fees		15,263
Transfer and dividend disbursing agent fees and expenses (Note 5)		87,487
Directors'/Trustees' fees		2,287
Auditing fees		13,426
Legal fees		15,450
Portfolio accounting fees (Note 5)		93,050
Distribution services fee--Cash II Shares (Note 5)		168,321
Shareholder services fee--Institutional Shares (Note 5)		348,349
Shareholder services fee--Institutional Service Shares (Note 5)		290,854
Shareholder services fee--Cash II Shares (Note 5)		140,268
Share registration costs		57,901
Printing and postage		26,536
Insurance premiums		1,895
Miscellaneous		1,486

TOTAL EXPENSES		2,744,191

Waivers (Note 5):
Waiver of investment adviser fee	$(206,912)
Waiver of transfer and dividend disbursing agent fees and expenses	(15,269)
Waiver of distribution services fee--Cash II Shares	(28,054)
Waiver of shareholder services fee--Institutional Shares	(348,349)
Waiver of shareholder services fee--Institutional Service Shares	(58,171)

TOTAL WAIVERS		(656,755)

Net expenses			2,087,436

Net investment income			$2,217,800

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,217,800	$3,614,121
Net realized loss on investments	--	(479)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,217,800	3,613,642

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,218,000)	(1,754,712)
Institutional Service Shares	(786,191)	(1,313,136)
Cash II Shares	(213,367)	(546,273)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,217,558)	(3,614,121)

Share Transactions:
Proceeds from sale of shares	831,257,324	888,430,874
Net asset value of shares issued to shareholders in payment of distributions declared	618,597	1,170,252
Cost of shares redeemed	(818,414,476)	(883,913,213)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	13,461,445	5,687,913

Change in net assets	13,461,687	5,687,434

Net Assets:
Beginning of period	320,918,959	315,231,525

End of period (including undistributed net investment income of $242 and $0, respectively)	$334,380,646	$320,918,959

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2003

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Ohio Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Cash II Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of Ohio and Ohio municipalities consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary. For the year ended October 31, 2003, all of the Fund's distributions were from tax exempt income.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees ("Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At October 31, 2003, capital paid-in aggregated $334,380,883.

Transactions in shares were as follows:

Year Ended October 31	2003	2002
Institutional Shares:
Shares sold	322,788,356	399,088,370
Shares issued to shareholders in payment of distributions declared	207,746	370,652
Shares redeemed	(312,155,285)	(361,434,913)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	10,840,817	38,024,109

Year Ended October 31	2003	2002
Institutional Service Shares:
Shares sold	273,045,015	250,774,598
Shares issued to shareholders in payment of distributions declared	203,269	276,794
Shares redeemed	(255,546,962)	(259,906,994)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	17,701,322	(8,855,602)

Year Ended October 31	2003	2002
Cash II Shares:
Shares sold	235,423,953	238,567,906
Shares issued to shareholders in payment of distributions declared	207,582	522,806
Shares redeemed	(250,712,229)	(262,571,306)

NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(15,080,694)	(23,480,594)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	13,461,445	5,687,913

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2003 and 2002, was as follows:

	2003	2002
Tax-exempt income	$2,217,558	$3,614,121

As of October 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$127,092

Capital loss carryforward	$479

At October 31, 2003, the Fund had a capital loss carryforward of $479, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2005	$182

2006	$214

2007	$ 83

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment Adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement ("Agreement"), provided the Fund with administrative personnel and services. The fee paid to FServ is based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares.

On August 22, 2003 the Trustees approved a new Agreement. Effective November 1, 2003, Federated Administrative Services ("FAS") will provide the Fund with administrative personnel and services. The fee paid to FAS will be based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FServ and FAS may voluntarily choose to waive any portion of their fee. FServ and FAS can modify or terminate this voluntary waiver at any time at their sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Cash II Shares. The Plan provides that the Fund may incur distribution expenses up to 0.30% of the average daily net assets of Cash II Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Interfund Transactions

During the year ended October 31, 2003, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $528,130,000 and $559,910,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2003, 68.9% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 11.3% of total investments.

7. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and the Funds are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF OHIO MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Ohio Municipal Cash Trust (one of the portfolios constituting Money Market Obligations Trust), (the "Trust"), as of October 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from the brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Ohio Municipal Cash Trust of Money Market Obligations Trust at October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
December 10, 2003

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises 41 portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; Golden Oak® Family of Funds--seven portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988	Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1998

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER Began serving: November 1998

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Mary Jo Ochson Birth Date: September 12, 1953 VICE PRESIDENT Began serving: November 1998

Mary Jo Ochson is Vice President of the Trust. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http//www.sec.gov.

Federated Investors
World-Class Investment Manager

Ohio Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N419
Cusip 60934N427
Cusip 60934N393

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

29369 (12/03)

[Logo of Federated Investors]

Pennsylvania Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

October 31, 2003

Institutional Shares
Institutional Service Shares
Cash Series Shares

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS
REPORT OF ERNST &YOUNG LLP, INDEPENDENT AUDITORS
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.009	0.014	0.030	0.037	0.029
Net realized loss on investments	(0.000)[1]	(0.000)[1]	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.009	0.014	0.030	0.037	0.029

Less Distributions:
Distributions from net investment income	(0.009)	(0.014)	(0.030)	(0.037)	(0.029)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[2]	0.89%	1.37%	3.04%	3.77%	2.94%

Ratios to Average Net Assets:

Expenses	0.45%	0.45%	0.45%	0.45%	0.45%

Net investment income	0.89%	1.36%	2.86%	3.67%	2.92%

Expense waiver/reimbursement[3]	0.45%	0.44%	0.46%	0.45%	0.45%

Supplemental Data:

Net assets, end of period (000 omitted)	$184,327	$174,634	$194,371	$114,180	$135,032

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.007	0.012	0.028	0.035	0.027
Net realized loss on investments	(0.000)[1]	(0.000)[1]	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.007	0.012	0.028	0.035	0.027

Less Distributions:
Distributions from net investment income	(0.007)	(0.012)	(0.028)	(0.035)	(0.027)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[2]	0.69%	1.17%	2.84%	3.56%	2.73%

Ratios to Average Net Assets:

Expenses	0.65%	0.65%	0.65%	0.65%	0.65%

Net investment income	0.69%	1.16%	2.81%	3.47%	2.68%

Expense waiver/reimbursement[3]	0.25%	0.24%	0.26%	0.25%	0.25%

Supplemental Data:

Net assets, end of period (000 omitted)	$215,764	$280,273	$253,373	$248,370	$253,339

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Cash Series Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.003	0.008	0.024	0.031	0.023
Net realized loss from investments	(0.000)[1]	(0.000)[1]	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.003	0.008	0.024	0.031	0.023

Less Distributions:
Distributions from net investment income	(0.003)	(0.008)	(0.024)	(0.031)	(0.023)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[2]	0.29%	0.76%	2.43%	3.15%	2.32%

Ratios to Average Net Assets:

Expenses	1.04%	1.05%	1.05%	1.05%	1.05%

Net investment income	0.30%	0.76%	2.39%	3.12%	2.28%

Expense waiver/reimbursement[3]	0.26%	0.24%	0.26%	0.25%	0.25%

Supplemental Data:

Net assets, end of period (000 omitted)	$53,929	$61,513	$62,614	$54,142	$43,292

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

October 31, 2003

Principal Amount			Value
		SHORT-TERM MUNICIPALS--100.8%[1]
		Pennsylvania--100.8%
$2,865,000		Adams County, PA IDA, (Series 1999C), Weekly VRDNs (Martin Limestone, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	$2,865,000
3,385,000		Adams County, PA IDA, (Series 2002), Weekly VRDNs (Agricultural Commodities, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	3,385,000
4,800,000		Adams County, PA IDA, (Series 2002), Weekly VRDNs (Wellspan Properties, Inc.)/(AMBAC INS)/(Allied Irish Banks PLC LIQ)	4,800,000
6,315,000		Adams County, PA IDA, (Series A of 1999), Weekly VRDNs (Valley Quarries, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	6,315,000
2,050,000		Adams County, PA IDA, (Series B of 1999) Weekly VRDNs (Valley Quarries, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	2,050,000
4,000,000		Allegheny County, PA HDA, (Series A of 2000), 1.15% TOBs (South Hills Health System)/(PNC Bank, N.A. LOC), Mandatory Tender 6/1/2004	4,000,000
5,000,000		Allegheny County, PA HDA, Variable Rate Demand Hospital Revenue Bonds (Series B of 1998), 1.25% TOBs (South Hills Health System)/(PNC Bank, NA LOC), Mandatory Tender 4/1/2004	5,000,000
4,000,000		Allegheny County, PA IDA, (Series 2002), 1.15% TOBs (Our Lady of the Sacred Heart High School)/(PNC Bank, NA LOC), Mandatory Tender 6/1/2004	4,000,000
875,000		Berks County, PA IDA Weekly VRDNs (ADC Quaker Maid Meats)/ (Wachovia Bank NA LOC)	875,000
300,000		Berks County, PA IDA, (Series 1988) Weekly VRDNs (Arrow Electronics, Inc.)/(Wachovia Bank NA LOC)	300,000
840,000		Berks County, PA IDA, (Series 1995) Weekly VRDNs (Grafika Commercial Printing, Inc.)/(Wachovia Bank NA LOC)	840,000
4,000,000		Berks County, PA IDA, (Series 1998) Weekly VRDNs (Eastern Industries, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	4,000,000
2,500,000		Boyertown, PA Area School District, 1.50% TRANs, 6/30/2004	2,506,216
760,000		Bucks County, PA IDA Weekly VRDNs (Double H Plastics, Inc.)/ (Wachovia Bank NA LOC)	760,000
1,710,000		Bucks County, PA IDA Weekly VRDNs (Pennsylvania Associates)/ (Wachovia Bank NA LOC)	1,710,000
1,880,000		Butler County, PA IDA, (Series 1994), Weekly VRDNs (Lue-Rich Holding Co., Inc.)/(Lasalle Bank, NA LOC)	1,880,000
2,200,000		Butler County, PA IDA, (Series 1996 A), Weekly VRDNs (Armco, Inc.)/ (Fifth Third Bank, Cincinnati LOC)	2,200,000
2,000,000		Butler County, PA IDA, (Series 2000A), 1.30% TOBs (Concordia Lutheran Ministries)/(Radian Asset Assurance INS)/(Fleet National Bank LIQ), Mandatory Tender 4/1/2004	2,000,000
5,185,000		Butler County, PA IDA, (Series 2000B), 1.10% TOBs (Concordia Lutheran Ministries)/(Radian Asset Assurance INS)/(Fleet National Bank LIQ), Mandatory Tender 8/1/2004	5,185,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Pennsylvania--continued
$4,875,000		Butler County, PA IDA, 1.15% TOBs (Concordia Lutheran Ministries)/(Radian Asset Assurance INS)/(Fleet National Bank LIQ), Mandatory Tender 10/1/2004	$4,875,000
3,670,000		Butler County, PA IDA, IDRBs (Series 1997), Weekly VRDNs (Wise Business Forms, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	3,670,000
10,700,000		Carbon County, PA IDA, (Series 2002), 2.15% RANs (Horsehead Resource Development, Inc.)/(J.P. Morgan Chase Bank LOC), 12/11/2003	10,700,000
4,335,000		Chester County, PA IDA, (Series 2000A), Weekly VRDNs (Innovative Solutions and Support, Inc.)/(PNC Bank, NA LOC)	4,335,000
5,455,000		Chester County, PA IDA, (Series A of 2000), Weekly VRDNs (Devault Packing Co., Inc.)/(Fleet National Bank LOC)	5,455,000
500,000		Chester County, PA IDA, (Series of 2003), Weekly VRDNs (West Chester University)/(Citizens Bank of Pennsylvania LOC)	500,000
7,300,000		Clearfield County, PA IDA Weekly VRDNs (Penn Traffic Co.)/(Fleet National Bank LOC)	7,300,000
11,800,000		Commonwealth of Pennsylvania, (Series 2001-JPMC5), Weekly VRDNs (JP Morgan Chase & Co. LIQ)	11,800,000
1,770,000		Cumberland County, PA IDA, (Series 2001), Weekly VRDNs (Industrial Harness Co.)/(Wachovia Bank NA LOC)	1,770,000
400,000		Cumberland County, PA IDA, Industrial Development Bonds (Series 1994), Weekly VRDNs (Lane Enterprises, Inc. Project)/(Wachovia Bank NA LOC)	400,000
7,000,000		Cumberland County, PA Municipal Authority, (Series 1996A), 1.80% TOBs (Dickinson College)/(Mellon Bank NA, Pittsburgh LOC), Mandatory Tender 11/1/2003	7,000,000
1,000,000		Dallastown Area School District, PA, (Series 1998), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ)	1,000,000
10,000,000		Dauphin County, PA General Authority, (Education and Health Loan Program, Series 1997), Weekly VRDNs (AMBAC INS)/(JP Morgan Chase Bank LIQ)	10,000,000
1,600,000		Dauphin County, PA IDA, (Series 1998-A), Weekly VRDNs (Key Ingredients, Inc.)/(Citibank NA, New York LOC)	1,600,000
4,170,000		Dauphin County, PA IDA, (Series 2000), Weekly VRDNs (Consolidated Scrap Resources, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	4,170,000
4,645,000		Dauphin County, PA IDA, Variable Rate EDRBs (Series 1998-B), Weekly VRDNs (Key Ingredients, Inc.)/(Citibank NA, New York LOC)	4,645,000
3,000,000		Doylestown Hospital Authority, PA, (Series 1998C), Weekly VRDNs (Doylestown Hospital, PA)/(AMBAC INS)/(PNC Bank, NA LIQ)	3,000,000
2,500,000		East Hempfield Township, PA IDA, (Series of 1997), Weekly VRDNs (Mennonite Home)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	2,500,000
19,760,000		Erie County, PA Hospital Authority, Weekly VRDNs (St. Vincent Health System)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	19,760,000
1,100,000		Erie County, PA IDA, Weekly VRDNs (SIPCO Molding Technologies, Inc.)/(National City Bank, Pennsylvania LOC)	1,100,000
5,700,000		Erie County, PA, 2.50% TRANs, 12/15/2003	5,706,100
10,000,000		Erie, PA City School District, 1.75% TRANs, 6/30/2004	10,042,595
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Pennsylvania--continued
$1,700,000		Erie, PA Higher Education Building Authority, (Series F), 1.40% TOBs (Gannon University)/(PNC Bank, NA LOC), Mandatory Tender 1/15/2004	$1,700,684
2,900,000		Franconia Township, PA IDA, (Series 1997A), Weekly VRDNs (Asher's Chocolates)/(Commerce Bank NA, Cherry Hill, NJ LOC)	2,900,000
1,930,000		Gettysburg Area IDA, (Series A of 1998), Weekly VRDNs (Hanover Lantern, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	1,930,000
1,575,000		Greene County, PA IDA, (Series 1999), Weekly VRDNs (CWS Co., Inc.)/(Huntington National Bank, Columbus, OH LOC)	1,575,000
1,250,000		Hampton Township, PA, 2.00% TRANs, 12/31/2003	1,250,771
9,700,000		Horizon Hospital System Authority, PA, (Series 2002), Weekly VRDNs (St. Paul Homes)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	9,700,000
835,000		Huntingdon County, PA IDA, (Series A), Weekly VRDNs (Bonney Forge Corp.)/(Wachovia Bank NA LOC)	835,000
1,865,000		Jackson Township, PA IDA, (Series A of 1999), Weekly VRDNs (Aerial Innovations, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	1,865,000
2,550,000		Lancaster, PA IDA, (1988 Series C), Weekly VRDNs (Henry Molded Products, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	2,550,000
1,165,000		Lancaster, PA IDA, (1998 Series A), Weekly VRDNs (Henry Molded Products, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	1,165,000
3,265,000		Lancaster, PA IDA, (Series A of 2001), Weekly VRDNs (Student Lodging and Student Services)/(Fulton Bank LOC)	3,265,000
480,000		Lawrence County, PA IDA, (Series 2003), Weekly VRDNs (Villa Maria Retirement Center)/(Allied Irish Banks PLC LOC)	480,000
5,000,000		Lawrence County, PA, 2.00% TRANs, 12/31/2003	5,002,022
1,080,000		Lebanon County, PA Health Facilities Authority, (Series 1999), Weekly VRDNs (United Church of Christ Homes, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	1,080,000
3,465,000		Lehigh County, PA IDA, (Series of 2000), Weekly VRDNs (P. R. E. USA, Inc./Suntuf 2000, Inc.)/(Wachovia Bank NA LOC)	3,465,000
1,000,000		Lehigh County, PA IDA, Variable Rate Demand Revenue Bonds (Series 1997), Weekly VRDNs (American Manufacturing Co., Inc.)/(Mellon Bank NA, Pittsburgh LOC)	1,000,000
6,120,000		McKean County, PA IDA, (Series 1997), Weekly VRDNs (Keystone Powdered Metal Co.)/(Mellon Bank NA, Pittsburgh LOC)	6,120,000
300,000		Montgomery County, PA IDA, (Series 1992), Weekly VRDNs (RJI LP)/(Wachovia Bank NA LOC)	300,000
16,000,000		Montgomery County, PA IDA, (Series 2000), Weekly VRDNs (Lonza, Inc.)/(Deutsche Bank AG LOC)	16,000,000
390,000		Montgomery County, PA IDA, (Series A), Weekly VRDNs (Vari Corp.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	390,000
3,350,000		Montgomery County, PA IDA, (Series C), Weekly VRDNs (Vari Corp.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	3,350,000
1,380,000		Montgomery County, PA IDA, EDRBs (Series 1997), Weekly VRDNs (Palmer International, Inc.)/(Mellon Bank NA, Pittsburgh LOC)	1,380,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Pennsylvania--continued
$3,945,000		Moon Township, PA IDA Weekly VRDNs (Airport Hotel Associates)/(National City Bank, Pennsylvania LOC)	$3,945,000
5,885,000		Moon Township, PA IDA, (Series 1995A), 1.85% TOBs (One Thorn Run Center)/(National City Bank, Pennsylvania LOC), Optional Tender 11/1/2003	5,885,000
2,020,000		Northampton County, PA IDA, (Series 1997), Weekly VRDNs (MCS Industries, Inc.)/(Wachovia Bank NA LOC)	2,020,000
1,802,000		Northampton County, PA IDA, (Series 1997), Weekly VRDNs (Ultra-Poly Corp.)/(PNC Bank, NA LOC)	1,802,000
3,850,000		Northampton County, PA IDA, (Series 2001), Weekly VRDNs (Nazareth Realty LLC)/(Fleet National Bank LOC)	3,850,000
1,500,000		Pennsylvania EDFA Weekly VRDNs (Industrial Scientific Corp.)/(Mellon Bank NA, Pittsburgh LOC)	1,500,000
150,000		Pennsylvania EDFA Weekly VRDNs (ProMinent Fluid)/(PNC Bank, NA LOC)	150,000
700,000		Pennsylvania EDFA, (1995 Series D2), Weekly VRDNs (ARCO Enterprises, Inc./Ronald L. Repasky, Sr. Project)/(PNC Bank, NA LOC)	700,000
19,000,000		Pennsylvania EDFA, (Series 2001A), Weekly VRDNs (Reliant Energy Seward LLC)/(WestLB AG LOC)	19,000,000
2,730,000		Pennsylvania EDFA, (Series 1998A), Weekly VRDNs (Fourth Generation Realty LLC)/(PNC Bank, NA LOC)	2,730,000
5,000,000		Pennsylvania EDFA, (Series 2000), Weekly VRDNs (Merck & Co., Inc.)	5,000,000
3,315,000		Pennsylvania EDFA, (Series 2000-F1), Weekly VRDNs (Topcraft Precision Molders, Inc.)/(Wachovia Bank NA LOC)	3,315,000
2,555,000		Pennsylvania EDFA, (Series 2000-F2), Weekly VRDNs (HFH Realty Associates L.P. and PreBLEND Products, Inc.)/(Wachovia Bank NA LOC)	2,555,000
2,400,000		Pennsylvania EDFA, EDRBs (1996 Series D6), Weekly VRDNs (Toyo Tanso Specialty Materials, Inc.)/(PNC Bank, NA LOC)	2,400,000
3,890,000		Pennsylvania EDFA, EDRBs (Series 1996C), Weekly VRDNs (Napco, Inc. Project)/(Mellon Bank NA, Pittsburgh LOC)	3,890,000
10,710,000		Pennsylvania HFA, (Series 2002-JPMC-1), Weekly VRDNs (JP Morgan Chase & Co. LIQ)	10,710,000
12,995,000		Pennsylvania HFA, MERLOTS (Series 1997K), Weekly VRDNs (Wachovia Bank NA LIQ)	12,995,000
320,000		Pennsylvania HFA, (PT-119B), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	320,000
12,305,000	[2]	Pennsylvania HFA, (PT-149), 1.15% TOBs (BNP Paribas SA LIQ), Optional Tender 8/19/2004	12,305,000
12,100,000		Pennsylvania HFA, Variable Rate Certificates (Series 1999-65A), Weekly VRDNs (Bank of America NA LIQ)	12,100,000
5,000,000		Pennsylvania State Higher Education Assistance Agency Weekly VRDNs (Student Loan Marketing Association LOC)	5,000,000
2,000,000		Pennsylvania State Higher Education Assistance Agency, (Series 2003 A-1), Weekly VRDNs (AMBAC INS)/(Dexia Bank, Belgium LIQ)	2,000,000
4,700,000		Pennsylvania State Higher Education Facilities Authority, (PT-802), Weekly VRDNs (Phoenixville Hospital)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	4,700,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Pennsylvania--continued
$3,305,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002B), Weekly VRDNs (Holy Family College)/(Commerce Bank NA, Cherry Hill, NJ LOC)	$3,305,000
4,200,000		Pennsylvania State Higher Education Facilities Authority, (Series B6), 1.90% TOBs (Rosemont College, PA)/(PNC Bank, NA LOC), Mandatory Tender 11/1/2003	4,200,000
1,500,000		Pennsylvania State Higher Education Facilities Authority, (Series H2), 1.20% TOBs (Cedar Crest College)/(PNC Bank, NA LOC), Mandatory Tender 5/1/2004	1,500,000
3,500,000		Pennsylvania State Higher Education Facilities Authority, (Series I-6), Weekly VRDNs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	3,500,000
3,100,000		Pennsylvania State Higher Education Facilities Authority, (Series J4), 1.20% TOBs (Waynesburg College)/(PNC Bank, NA LOC), Mandatory Tender 5/1/2004	3,100,000
3,220,000		Pennsylvania State Higher Education Facilities Authority, ROCs (Series 1018) Weekly VRDNs (AMBAC INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	3,220,000
1,000,000		Pennsylvania State University, (Series 2002), Weekly VRDNs (Toronto Dominion Bank LIQ)	1,000,000
2,000,000		Perkiomen Valley School District, PA, 1.50% TRANs, 6/30/2004	2,005,238
4,500,000		Philadelphia, PA Authority for Industrial Development Weekly VRDNs (30th Street Ltd. LP)/(MBIA Insurance Corp. INS)/(Bank of New York LIQ)	4,500,000
8,580,000	[2]	Philadelphia, PA Authority for Industrial Development, (PT-417), 1.00% TOBs (Philadelphia Airport System)/(FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 4/29/2004	8,580,000
3,500,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2003), Weekly VRDNs (Thomas Jefferson University Hospital)/(Commerce Bank NA, Cherry Hill, NJ LOC)	3,500,000
7,590,000	[2]	Philadelphia, PA Redevelopment Authority, MERLOTS (Series 2002-A27), 1.55% TOBs (FGIC INS)/(Wachovia Bank NA LIQ), Optional Tender 11/12/2003	7,590,000
2,000,000	[2]	Philadelphia, PA Water & Wastewater System, Floater Certificates (Series 2001-773), 1.15% TOBs (FGIC INS)/(Morgan Stanley LIQ), Optional Tender 4/1/2004	2,000,000
2,150,000		Pittsburgh, PA Public Parking Authority, 2.00% Bonds (AMBAC INS), 12/1/2003	2,151,030
2,000,000		Red Lion, PA Area School District, 1.50% TRANs, 6/30/2004	2,004,973
7,900,000		Schuylkill County, PA IDA, (Series 2000), Weekly VRDNs (Fabcon East Corp. LLC)/(Wells Fargo Bank Minnesota NA LOC)	7,900,000
3,345,000		Scranton-Lackawanna, PA Health & Welfare Authority, MERLOTS (Series 2002-A18), Weekly VRDNs (University of Scranton)/(AMBAC INS)/(Wachovia Bank NA LIQ)	3,345,000
7,620,000		Southcentral Pennsylvania General Authority, (Series 2003), Weekly VRDNs (AMBAC INS)/(RBC Centura Bank LIQ)	7,620,000
1,500,000		Trinity, PA Area School District, 1.40% TRANs, 12/31/2003	1,500,539
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Pennsylvania--continued
$700,000		Washington County, PA Authority, (Series B-1C), Weekly VRDNs (Eye & Ear Hospital)/(Allied Irish Banks PLC LOC)	$700,000
7,865,000		Washington County, PA Hospital Authority, (Series 2001B), 1.05% TOBs (Washington Hospital, PA)/(PNC Bank, NA LOC), Optional Tender 7/1/2004	7,865,000
5,000,000		Waynesboro, PA Area School District, 1.80% TRANs, 6/30/2004	5,018,950
650,000		West Cornwall Township, PA Municipal Authority, Revenue Bonds (Series 1995) Weekly VRDNs (Lebanon Valley Brethern Home Project (PA))/(Wachovia Bank NA LOC)	650,000
3,300,000		York County, PA IDA, (Series A of 2000) Weekly VRDNs (UL Holdings)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	3,300,000
2,500,000		York County, PA IDA, Limited Obligation Revenue Bonds (Series 1997) Weekly VRDNs (Metal Exchange Corp.)/(Comerica Bank LOC)	2,500,000
2,750,000		York County, PA IDA, Variable Rate Demand Ltd Obligation Revenue Bonds (Series 1996) Weekly VRDNs (Metal Exchange Corp.)/(Comerica Bank LOC)	2,750,000

		TOTAL INVESTMENTS--100.8% (AT AMORTIZED COST)[3]	457,481,118

		OTHER ASSETS AND LIABILITIES-NET--(0.8)%	(3,461,122)

		TOTAL NET ASSETS--100%	$454,019,996

Securities that are subject to the federal alternative minimum tax (AMT) represent 53.1% of the portfolio as calculated based upon total portfolio market value (unaudited).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. A NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At October 31, 2003, the portfolio securities were rated as follows:

Tier rating percentage based on total market value (unaudited)

First Tier	Second Tier
97.7%	2.3%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At October 31, 2003, these securities amounted to $30,475,000 which represents 6.7% of total net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2003.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
EDFA	--Economic Development Financing Authority
EDRBs	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
HDA	--Hospital Development Authority
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDRBs	--Industrial Development Revenue Bonds
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
RANs	--Revenue Anticipation Notes
Rocs	--Reset Option Certificates
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2003

Assets:
Total investments in securities, at amortized cost and value		$457,481,118
Cash		680,331
Income receivable		1,216,374
Receivable for shares sold		24,904

TOTAL ASSETS		459,402,727

Liabilities:
Payable for investments purchased	$5,018,950
Payable for shares redeemed	100,798
Income distribution payable	163,116
Payable for transfer agent and dividend disbursing agent fees and expense (Note 5)	13,534
Payable for Directors'/Trustees' fees	173
Payable for portfolio accounting fees (Note 5)	9,884
Payable for shareholder services fees (Note 5)	48,046
Payable for distribution services fees (Note 5)	15,213
Accrued expenses	13,017

TOTAL LIABILITIES		5,382,731

Net assets for 454,052,570 shares outstanding		$454,019,996

Net Assets Consist of:
Paid in capital		$454,052,507
Accumulated net realized loss on investments		(32,821)
Undistributed net investment income		310

TOTAL NET ASSETS		$454,019,996

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$184,326,532 ÷ 184,336,803 shares outstanding		$1.00

Institutional Service Shares:
$215,764,036 ÷ 215,781,471 shares outstanding		$1.00

Cash Series Shares:
$53,929,428 ÷ 53,934,296 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2003

Investment Income:
Interest			$6,797,758

Expenses:
Investment adviser fee (Note 5)		$2,524,406
Administrative personnel and services fee (Note 5)		379,671
Custodian fees		23,307
Transfer and dividend disbursing agent fees and expenses (Note 5)		138,931
Directors'/Trustees' fees		4,040
Auditing fees		13,579
Legal fees		13,295
Portfolio accounting fees (Note 5)		115,524
Distribution services fee--Cash Series Shares (Note 5)		227,148
Shareholder services fee--Institutional Shares (Note 5)		442,079
Shareholder services fee--Institutional Service Shares (Note 5)		678,156
Shareholder services fee--Cash Series Shares (Note 5)		141,968
Share registration costs		52,729
Printing and postage		28,996
Insurance premiums		2,043
Miscellaneous		2,034

TOTAL EXPENSES		4,787,906

Waivers (Note 5):
Waiver of investment adviser fee	$(977,261)
Waiver of transfer and dividend disbursing agent fees and expenses	(24,554)
Waiver of distribution services fee--Cash Series Shares	(28,394)
Waiver of shareholder services fee--Institutional Shares	(442,079)
Waiver of shareholder services fee--Institutional Service Shares	(135,631)
Waiver of shareholder services fee--Cash Series Shares	(3,728)

TOTAL WAIVERS		(1,611,647)

Net expenses			3,176,259

Net investment income			3,621,499

Net realized loss on investments			(12,607)

Change in net assets resulting from operations			$3,608,892

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,621,499	$6,386,847
Net realized loss on investments	(12,607)	(20,277)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,608,892	6,366,570

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,562,551)	(2,561,127)
Institutional Service Shares	(1,888,037)	(3,339,356)
Cash Series Shares	(170,601)	(486,364)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,621,189)	(6,386,847)

Share Transactions:
Proceeds from sale of shares	1,172,083,541	1,334,827,253
Net asset value of shares issued to shareholders in payment of distributions declared	909,452	1,444,914
Cost of shares redeemed	(1,235,380,361)	(1,330,189,903)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(62,387,368)	6,082,264

Change in net assets	(62,399,665)	6,061,987

Net Assets:
Beginning of period	516,419,661	510,357,674

End of period (including undistributed net investment income of $310 and $0, respectively)	$454,019,996	$516,419,661

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2003

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Pennsylvania Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Cash Series Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provisions of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary. For the year ended October 31, 2003, all of the Fund's distributions were from tax exempt income.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

At October 31, 2003, capital paid-in aggregated $454,052,507.

Transactions in shares were as follows:

Year Ended October 31	2003	2002
Institutional Shares:
Shares sold	412,786,494	462,662,856
Shares issued to shareholders in payment of distributions declared	157,320	165,777
Shares redeemed	(403,249,253)	(482,556,929)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	9,694,561	(19,728,296)

Year Ended October 31	2003	2002
Institutional Service Shares:
Shares sold	638,670,827	699,881,732
Shares issued to shareholders in payment of distributions declared	582,651	808,052
Shares redeemed	(703,753,291)	(673,781,811)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(64,499,813)	26,907,973

Year Ended October 31	2003	2002
Cash Series Shares:
Shares sold	120,626,220	172,282,665
Shares issued to shareholders in payment of distributions declared	169,481	471,085
Shares redeemed	(128,377,817)	(173,851,163)

NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(7,582,116)	(1,097,413)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(62,387,368)	6,082,264

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2003 and 2002 was as follows:

	2003	2002
Tax-exempt income	$3,621,189	$6,386,847

As of October 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$163,426
Capital loss carryforward	$ 32,820

At October 31, 2003, the Fund had a capital loss carryforward of $32,820, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2005	$ 1,470
2009	$ 88
2010	$18,656
2011	$12,606

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement ("Agreement"), provided the Fund with administrative personnel and services. The fee paid to FServ is based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares.

On August 22, 2003 the Trustees approved a new Agreement. Effective November 1, 2003, Federated Administrative Services ("FAS") will provide the Fund with administrative personnel and services. The fee paid to FAS will be based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FServ and FAS may voluntarily choose to waive any portion of their fee. FServ and FAS can modify or terminate this voluntary waiver at any time at their sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Cash Series Shares. The Plan provides that the Fund may incur distribution expenses up to 0.40% of the average daily net assets of the Cash Series Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Interfund Transactions

During the year ended October 31, 2003, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $503,986,800 and $559,910,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2003, 77.9% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 16.1% of total investments.

7. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and the Funds are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although Federat ed does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF PENNSYLVANIA MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Pennsylvania Municipal Cash Trust (one of the portfolios constituting Money Market Obligations Trust) (the "Trust") as of October 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from the brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pennsylvania Municipal Cash Trust of Money Market Obligations Trust at October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
December 9, 2003

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises 41 portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four po rtfolios, Golden Oak® Family of Funds--seven portfolios and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988	Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, MD is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Address Positions Held with Trust	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1998

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson, III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER Began serving: November 1998

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Mary Jo Ochson Birth Date: September 12, 1953 VICE PRESIDENT Began serving: November 1998

Mary Jo Ochson is Vice President of the Trust. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

[Logo of Federated Investors]

Pennsylvania Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N526
Cusip 60934N542
Cusip 60934N534

29418 (12/03)

Federated is a registered mark of Federated Investors, Inc.
2003 ©Federated Investors, Inc.

[Logo of Federated Investors]

Virginia Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

October 31, 2003

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.008	0.013	0.030	0.037	0.029
Net realized loss on investments	--	(0.000)[1]	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.008	0.013	0.030	0.037	0.029

Less Distributions:
Distributions from net investment income	(0.008)	(0.013)	(0.030)	(0.037)	(0.029)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[2]	0.75%	1.26%	3.00%	3.81%	2.90%

Ratios to Average Net Assets:

Expenses	0.49%	0.49%	0.49%	0.49%	0.49%

Net investment income	0.75%	1.24%	2.93%	3.69%	2.87%

Expense waiver/reimbursement[3]	0.32%	0.32%	0.32%	0.37%	0.35%

Supplemental Data:

Net assets, end of period (000 omitted)	$71,396	$74,913	$62,421	$50,047	$34,562

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.006	0.011	0.028	0.036	0.027
Net realized loss on investments	--	(0.000)[1]	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.006	0.011	0.028	0.036	0.027

Less Distributions:
Distributions from net investment income	(0.006)	(0.011)	(0.028)	(0.036)	(0.027)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[2]	0.60%	1.11%	2.84%	3.65%	2.75%

Ratios to Average Net Assets:

Expenses	0.64%	0.64%	0.64%	0.64%	0.64%

Net investment income	0.59%	1.10%	2.76%	3.59%	2.71%

Expense waiver/reimbursement[3]	0.17%	0.17%	0.17%	0.22%	0.20%

Supplemental Data:

Net assets, end of period (000 omitted)	$369,790	$295,035	$300,916	$277,979	$245,710

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

October 31, 2003

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.8%[1]
		Multi State--1.1%
$4,730,000		Washington, DC Metro Area Transit Authority, 1.75% Bonds (MBIA Insurance Corp. INS), 7/1/2004	$4,753,398

		Puerto Rico--2.4%
4,655,000	[2]	Commonwealth of Puerto Rico, PA-636R, 1.05% TOBs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 7/15/2004	4,655,000
6,000,000	[2]	Puerto Rico Highway and Transportation Authority, Floater Certificates 2001-586, 1.05% TOBs (FSA INS)/(Morgan Stanley LIQ), Optional Tender 7/8/2004	6,000,000

		TOTAL	10,655,000

		Virgin Islands--0.2%
1,000,000		Virgin Islands Public Finance Authority, (Series C), 5.50% Bonds (Radian Asset Assurance INS), 10/1/2004	1,039,428

		Virginia--96.1%
17,410,000		ABN AMRO MuniTOPS Certificates Trust (Virginia Non-AMT)/(Series 1998-21), Weekly VRDNs (Norfolk, VA Water Revenue)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	17,410,000
4,370,000		Albemarle County, VA IDA, (Series 1999), Weekly VRDNs (Region Ten Community Services Board, Inc.)/(Wachovia Bank N.A. LOC)	4,370,000
3,935,000		Alexandria, VA IDA, (Series 1999), Weekly VRDNs (Church Schools in the Diocese of Virginia)/(SunTrust Bank LOC)	3,935,000
5,865,000		Alexandria, VA Redevelopment and Housing Authority, (Series 1996A), Weekly VRDNs (Glebe Park Apartments Project)/(KBC Bank N.V. LOC)	5,865,000
5,705,000		Alexandria, VA Redevelopment and Housing Authority, PT-1444 Weekly VRDNs (Park at Landmark)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	5,705,000
14,855,000		Alexandria, VA Redevelopment and Housing Authority, PT-1554 Weekly VRDNs (3001 Park Center Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	14,855,000
2,555,000		Bedford County, VA IDA, (Series 1999), Weekly VRDNs (David R. Snowman and Carol J. Snowman)/(SunTrust Bank LOC)	2,555,000
2,700,000		Botetourt County, VA IDA, (Series 2001), Weekly VRDNs (Altec Industries, Inc.)/(Amsouth Bank N.A., Birmingham LOC)	2,700,000
4,990,000		Carroll County, VA IDA, IDRB, (Series 1995), Weekly VRDNs (Kentucky Derby Hosiery Co., Inc. Project)/(Bank One N.A. (Chicago) LOC)	4,990,000
750,000		Charlottesville, VA IDA, IDR Refunding Bonds, 1.30% TOBs (Safeway, Inc.)/Deutsche Bank Trust Co. Americas LOC), Mandatory Tender 12/1/2003	750,000
1,685,000		Chesterfield County, VA IDA, (Series 1998), Weekly VRDNs (Lumberg, Inc.)/(Bank of America N.A. LOC)	1,685,000
2,500,000		Chesterfield County, VA IDA, (Series 1999), Weekly VRDNs (Honeywell International, Inc.)	2,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Virginia--continued
$3,475,000		Chesterfield County, VA IDA, (Series 2001A), Weekly VRDNs (Super Radiator Coils LP)/(Lasalle Bank, N.A. LOC)	$3,475,000
9,995,000		Clipper Tax-Exempt Certificates Trust (Virginia Non-AMT Series 2003-6), Weekly VRDNs (Chesapeake, VA)/(FGIC INS)/(State Street Bank and Trust Co. LIQ)	9,995,000
5,800,000		Danville, VA IDA, (Series 1997), Weekly VRDNs (Diebold, Inc.)/(Bank One N.A. (Columbus) LOC)	5,800,000
4,130,000		Fairfax County, VA EDA, (Series 1995), Weekly VRDNs (American Society of Civil Engineers Foundation, Inc.)/(SunTrust Bank LOC)	4,130,000
9,000,000		Fairfax County, VA EDA, (Series 2001), Weekly VRDNs (The Langley School)/(SunTrust Bank LOC)	9,000,000
9,250,000		Fairfax County, VA EDA, (Series 2001), Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	9,250,000
7,000,000		Fairfax County, VA EDA, (Series 2002), Weekly VRDNs (Wolf Trap Foundation for the Performing Arts)/(Bank of America N.A. LOC)	7,000,000
5,000,000		Fairfax County, VA EDA, (Series 2003), Weekly VRDNs (George Mason University Foundation, Inc.)/(SunTrust Bank LOC)	5,000,000
3,040,000		Fairfax County, VA IDA, (Series 1988C), Weekly VRDNs (Inova Health System)	3,040,000
2,495,000	[2]	Fairfax County, VA, ROCs (Series 207), 1.20% TOBs (Citigroup Global Markets Holdings, Inc. LIQ), Optional Tender 3/4/2004	2,495,000
1,860,000		Fauquier County, VA IDA Weekly VRDNs (Warrenton Development Co.)/Fleet National Bank LOC)	1,860,000
3,460,000		Frederick County, VA IDA, (Series 1997), Weekly VRDNs (Jouan, Inc.)/Wachovia Bank N.A. LOC)	3,460,000
2,000,000		Fredericksburg, VA IDA, (Series 2001 A-1), Weekly VRDNs (Forest Village Apartments)/(SunTrust Bank LOC)	2,000,000
7,000,000		Gloucester County, VA IDA, (Series 2003A), Weekly VRDNs (Waste Management Disposal Services of Virginia, Inc.)/(Wachovia Bank N.A. LOC)	7,000,000
2,735,000		Hampton, VA IDA, (Series 1998), Weekly VRDNs (USA Waste Services, Inc.)/Wachovia Bank N.A. LOC)	2,735,000
5,000,000		Hampton, VA Redevelopment & Housing Authority, (Series 1998), Weekly VRDNs (Township Apartments)/(FNMA LOC)	5,000,000
14,915,000	[2]	Harrisonburg, VA Redevelopment & Housing Authority, (PT-485), 1.30% TOBs (Rolling Brook Village Apartments)/(FHLMC GTD)/(FHLMC LIQ), Optional Tender 9/2/2004	14,915,000
5,100,000		Harrisonburg, VA Redevelopment & Housing Authority, (Series 1991A), Weekly VRDNs (Misty Ridge Apartments)/(Bank One N.A. (Columbus) LOC)	5,100,000
2,000,000		Henrico County, VA EDA, (Series 2003B), Weekly VRDNs (Westminster-Canterbury of Richmond)/(KBC Bank N.V. LOC)	2,000,000
19,000,000		Henrico County, VA EDA, (Series 2003B), Weekly VRDNs (Westminster-Canterbury of Richmond)/(KBC Bank N.V. LOC)	19,000,000
1,040,000		Isle of Wight County, VA, 2.00% Bonds (MBIA Insurance Corp. INS), 2/1/2004	1,042,233
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Virginia--continued
$12,000,000		James City County, VA IDA, (Series 1997), Weekly VRDNs (Riverside Health System-Patriots Colony)	$12,000,000
1,400,000		King George County IDA, VA, (Series 1996), Weekly VRDNs (Garnet of Virginia, Inc. Project)/(J.P. Morgan Chase Bank LOC)	1,400,000
4,000,000		Loudoun County, VA IDA, (Series 2001), Weekly VRDNs (Ashburn Volunteer Fire and Rescue Department)/(Wachovia Bank N.A. LOC)	4,000,000
1,500,000		Loudoun County, VA IDA, (Series 2003B), Weekly VRDNs (Howard Hughes Medical Institute)	1,500,000
6,500,000		Loudoun County, VA, (Series 1998), 1.15% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 12/1/2003	6,500,000
3,600,000		Louisa, VA IDA, Solid Waste & Sewage Disposal Revenue Bonds, (Series 2000A), 1.85% TOBs (Virginia Electric & Power Co.), Mandatory Tender 4/1/2004	3,600,000
4,000,000		Louisa, VA IDA, Solid Waste & Sewer Disposal Revenue Bonds, (Series 2001 A), 3.40% TOBs (Virginia Electric & Power Co.), Mandatory Tender 3/1/2004	4,026,302
1,725,000		Mecklenburg County, VA IDA, IDRB Weekly VRDNs (Harden Manufacturing Corp.)/(Columbus Bank and Trust Co., GA LOC)	1,725,000
1,625,000		Mecklenburg County, VA IDA, IDRB Weekly VRDNs (Smith Land Holdings LLC)/Columbus Bank and Trust Co., GA LOC)	1,625,000
3,265,000		Metropolitan Washington, DC Airports Authority, (PT-1991) Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ)	3,265,000
5,900,000		Metropolitan Washington, DC Airports Authority, (Series 1999B), 1.05% CP (Bank of America N.A. LOC), Mandatory Tender 4/15/2004	5,900,000
4,640,000		Metropolitan Washington, DC Airports Authority, PT-736 Weekly VRDNs (MBIA Insurance Corp. INS)/(Danske Bank A/S LIQ)	4,640,000
4,150,000		New Kent County, VA, (Series 1999), Weekly VRDNs (Basic Construction Co. LLC)/(SunTrust Bank LOC)	4,150,000
2,600,000		Newport News, VA EDA, (Series 1998), Weekly VRDNs (Jefferson Point Development)/(Credit Suisse First Boston LOC)	2,600,000
960,000		Newport News, VA EDA, Oyster Point Town Center Weekly VRDNs (Newport News, VA)/(SunTrust Bank LIQ)	960,000
3,395,000		Newport News, VA IDA, (Series 1997), Weekly VRDNs (Iceland Seafood Corp.)/(SunTrust Bank LOC)	3,395,000
3,825,000		Newport News, VA Redevelopment & Housing Authority, (River Park Towers: Series 1999), Weekly VRDNs (TVO River Park Partners LP)/(FNMA LOC)	3,825,000
11,100,000		Newport News, VA Redevelopment & Housing Authority, (Series 2001), Weekly VRDNs (Newport-Oxford Associates LLP)/(FHLMC LOC)	11,100,000
500,000		Newport News, VA, 5.00% Bonds, 8/15/2004	515,254
3,000,000		Norfolk, VA Redevelopment and Housing Authority, (Series 2003-A), Weekly VRDNs (Old Dominion University)/(Bank of America N.A. LOC)	3,000,000
1,000,000		Norfolk, VA Water Revenue, 6.25% Bonds (MBIA Insurance Corp. INS), 11/1/2004	1,051,794
4,715,000		Portsmouth, VA Redevelopment and Housing Authority, (Series 2000), Weekly VRDNs (Yorkshire Square Townhouse Apartments)/(SunTrust Bank LOC)	4,715,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Virginia--continued
$540,000		Pulaski County, VA IDA, (Series 1995), Weekly VRDNs (Balogh Real Estate Ltd. Partnership Mar-Bal Inc.)/(Bank One N.A. (Columbus) LOC)	$540,000
695,000		Richmond, VA IDA, (Series 1997), Weekly VRDNs (PM Beef)/(U.S. Bank N.A., Cincinnatti LOC)	695,000
4,130,000		Richmond, VA Redevelopment & Housing Authority Weekly VRDNs (Greystone Place Apartments)/(SunTrust Bank LOC)	4,130,000
4,060,000		Richmond, VA Redevelopment & Housing Authority, (Series 1989), Weekly VRDNs (Belmont Apartment)/(Wachovia Bank N.A. LOC)	4,060,000
7,000,000		Richmond, VA Redevelopment & Housing Authority, (Series B-10), Weekly VRDNs (Richmond, VA Red Tobacco Row)/(Bayerische Landesbank Girozentrale INV)	7,000,000
6,000,000		Richmond, VA Redevelopment & Housing Authority, (Series B-2), Weekly VRDNs (Richmond, VA Red Tobacco Row)/(National City Bank, Ohio LOC)	6,000,000
7,000,000		Richmond, VA Redevelopment & Housing Authority, (Series B-4), Weekly VRDNs (Richmond, VA Red Tobacco Row)/(National City Bank, Ohio LOC)	7,000,000
5,910,000		Richmond, VA Redevelopment & Housing Authority, (Series B-5), Weekly VRDNs (Richmond, VA Red Tobacco Row)/(Bayerische Landesbank Girozentrale INV)	5,910,000
3,555,000		Richmond, VA Redevelopment & Housing Authority, (Series B-6), Weekly VRDNs (Richmond, VA Red Tobacco Row)/(Bayerische Landesbank Girozentrale INV)	3,555,000
7,000,000		Richmond, VA Redevelopment & Housing Authority, (Series B-9), Weekly VRDNs (Richmond, VA Red Tobacco Row)/(National City Bank, Ohio LOC)	7,000,000
5,795,000		Richmond, VA Redevelopment & Housing Authority, Multi-Family Refunding Revenue Bonds (Series 1997), Weekly VRDNs (Newport Manor)/(Columbus Bank and Trust Co., GA LOC)	5,795,000
3,270,000		Roanoke County, VA IDA, (Series 2000), Weekly VRDNs (Nordt Properties LLC)/(SunTrust Bank LOC)	3,270,000
2,250,000		Roanoke, VA IDA, (Series 2002E), Daily VRDNs (Carilion Health System Obligated Group)	2,250,000
8,350,000		Rockingham County, VA IDA, (Series 2003), Weekly VRDNs (Sunnyside Presbyterian Home)/(Branch Banking & Trust Co. of Virginia LOC)	8,350,000
1,450,000		South Hill, VA IDA, (Series 1997), Weekly VRDNs (International Veneer Co., Inc.)/(Bank One N.A. (Chicago) LOC)	1,450,000
3,500,000		Spotsylvania County, VA IDA, (Series 1993), Weekly VRDNs (Carlisle Corp. Project)/(SunTrust Bank LOC)	3,500,000
2,440,000		Staunton, VA IDA, (Series 1999A), Weekly VRDNs (Specialty Blades, Inc.)/(SunTrust Bank LOC)	2,440,000
1,295,000		Tazewell County, VA IDA, (Series 1993), Weekly VRDNs (Seville Properties Bluefield)/(Huntington National Bank, Columbus, OH LOC)	1,295,000
7,500,000		Virginia Beach, VA Development Authority Health Care, Atlantis Apartments, (Series 2003), 1.20% TOBs (Bayerische Landesbank Girozentrale), Mandatory Tender 12/15/2003	7,500,000
2,620,000		Virginia Beach, VA IDA, (Series 2001), Weekly VRDNs (S & H Co.)/(Wachovia Bank N.A. LOC)	2,620,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Virginia--continued
$13,000,000		Virginia College Building Authority, (Series 2002), Weekly VRDNs (Shenandoah University)/(Branch Banking & Trust Co. of Virginia LOC)	$13,000,000
5,010,000		Virginia College Building Authority, PT-1759 Weekly VRDNs (Washington and Lee University)/(MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)	5,010,000
6,100,000		Virginia Commonwealth Transportation Board, Floater Certificates, (Series 2001-727), Weekly VRDNs (Virginia State)/(Morgan Stanley LIQ)	6,100,000
3,750,000		Virginia Peninsula Port Authority, (Series 2001), Weekly VRDNs (Tidewater Fibre Corp.)/(Wachovia Bank N.A. LOC)	3,750,000
1,920,000		Virginia Port Authority, MERLOTS, (Series 1997M), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	1,920,000
6,685,000		Virginia Resources Authority, Water and Sewer, (Series 1997), Weekly VRDNs (Henrico County, VA)/(SunTrust Bank LIQ)	6,685,000
3,475,000		Virginia Small Business Financing Authority Weekly VRDNs (Moses Lake Industries)/(Key Bank, N.A. LOC)	3,475,000
2,650,000		Virginia Small Business Financing Authority, (Series 2000), Weekly VRDNs (Virginia-Carolina Forest Products, Inc.)/(RBC Centura Bank LOC)	2,650,000
4,200,000		Virginia Small Business Financing Authority, (Series 2001), Weekly VRDNs (Ennstone, Inc.)/(Wachovia Bank N.A. LOC)	4,200,000
4,880,000		Virginia State Public Building Authority, Floater Certificates, (Series 1998-131), Weekly VRDNs (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ)	4,880,000
5,575,000	[2]	Virginia State Public School Authority, (1997 Resolution) MERLOTS, (Series 2001-A121), 1.55% TOBs (Virginia State GTD)/Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	5,575,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Virginia--continued
$500,000		Virginia State Public School Authority, (Series VI), 5.125% Bonds, 4/1/2004	$508,500
5,642,000		Williamsburg, VA IDA, (Series 1988), Weekly VRDNs (Colonial Williamsburg Foundation Museum)/(Bank of America N.A. LOC)	5,642,000

		TOTAL	423,866,083

		TOTAL INVESTMENTS--99.8% (AT AMORTIZED COST)[3]	440,313,909

		OTHER ASSETS AND LIABILITIES--NET--0.2%	872,041

		TOTAL NET ASSETS--100%	$441,185,950

Securities that are subject to the federal alternative minimum tax (AMT) represent 36.8% of the Fund's portfolio calculated based upon total portfolio market value (unaudited).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At October 31, 2003, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value (unaudited)

First Tier	Second Tier
98.3%	1.7%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At October 31, 2003, these securities amounted to $33,640,000 which represents 7.6% of total net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2003.

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum Tax
CP	--Commercial Paper
EDA	--Economic Development Authority
FGIC	--Financial Guaranty Insurance Company
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDR	--Industrial Development Revenue
IDRB	--Industrial Development Revenue Bond
INS	--Insured
INV	--Investment Agreement
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts-Liquidity Optional Tender Series
ROCs	--Reset Option Certificates
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2003

Assets:
Total investments in securities, at amortized cost and value		$440,313,909
Cash		206,638
Income receivable		770,399
Receivable for shares sold		81,526
Prepaid expenses		11,884

TOTAL ASSETS		441,384,356

Liabilities:
Payable for shares redeemed	$94,726
Income distribution payable	47,295
Payable for portfolio accounting fees (Note 5)	8,386
Payable for shareholder services fee (Note 5)	47,999

TOTAL LIABILITIES		198,406

Net assets for 441,186,742 shares outstanding		$441,185,950

Net Assets Consist of:
Paid in capital		$441,186,742
Accumulated net realized loss on investments		(740)
Distributions in excess of net investment income		(52)

TOTAL NET ASSETS		$441,185,950

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$71,395,851 ÷ 71,395,306 shares outstanding		$1.00

Institutional Service Shares:
$369,790,099 ÷ 369,791,436 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2003

Investment Income:
Interest			$5,140,075

Expenses:
Investment adviser fee (Note 5)		$1,665,320
Administrative personnel and services fee (Note 5)		313,080
Custodian fees		18,133
Transfer and dividend disbursing agent fees and expenses (Note 5)		191,757
Directors'/Trustees' fees		3,148
Auditing fees		12,758
Legal fees		9,372
Portfolio accounting fees (Note 5)		93,196
Shareholder services fee--Institutional Shares (Note 5)		197,737
Shareholder services fee--Institutional Service Shares (Note 5)		843,088
Share registration costs		44,024
Printing and postage		19,003
Insurance premiums		2,244
Miscellaneous		321

TOTAL EXPENSES		3,413,181

Waivers (Note 5):
Waiver of investment adviser fee	$(293,610)
Waiver of transfer and dividend disbursing agent fees and expenses	(18,330)
Waiver of shareholder services fee--Institutional Shares	(197,737)
Waiver of shareholder services fee--Institutional Service Shares	(337,235)

TOTAL WAIVERS		(846,912)

Net expenses			2,566,269

Net investment income			$2,573,806

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,573,806	$4,326,664
Net realized loss on investments	--	(740)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,573,806	4,325,924

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(595,055)	(1,007,907)
Institutional Service Shares	(1,978,803)	(3,318,757)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,573,858)	(4,326,664)

Share Transactions:
Proceeds from sale of shares	1,358,768,153	1,389,687,516
Net asset value of shares issued to shareholders in payment of distributions declared	1,908,827	3,080,316
Cost of shares redeemed	(1,289,438,999)	(1,386,156,511)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	71,237,981	6,611,321

Change in net assets	71,237,929	6,610,581

Net Assets:
Beginning of period	369,948,021	363,337,440

End of period (including distributions in excess of net investment income of $(52) and $0, respectively)	$441,185,950	$369,948,021

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2003

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Virginia Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the income tax imposed by the Commonwealth of Virginia consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary. For the year ended October 31, 2003, all of the Fund's distributions were from tax exempt income.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees ("Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at atmortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At October 31, 2003, capital paid-in aggregated $441,186,742.

Transactions in shares were as follows:

Year Ended October 31	2003	2002
Institutional Shares:
Shares sold	403,420,112	453,557,161
Shares issued to shareholders in payment of distribution declared	148,009	202,846
Shares redeemed	(407,086,212)	(441,267,625)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(3,518,091)	12,492,382

Year Ended October 31	2003	2002
Institutional Service Shares:
Shares sold	955,348,041	936,130,355
Shares issued to shareholders in payment of distributions declared	1,760,818	2,877,470
Shares redeemed	(882,352,787)	(944,888,886)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	74,756,072	(5,881,061)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	71,237,981	6,611,321

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2003 and 2002, was as follows:

	2003	2002
Tax-Exempt Income	$2,573,858	$4,326,664

As of October 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed Tax-Exempt Income	$47,241
Capital Loss Carryforward	$740

At October 31, 2003, the Fund had a capital loss carryforward of $740, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the code, such capital loss carryforward will expire in 2004.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement ("Agreement"), provided the Fund with administrative personnel and services. The fee paid to FServ is based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares.

On August 22, 2003 the Trustees approved a new Agreement. Effective November 1, 2003, Federated Administrative Services ("FAS") will provide the Fund with administrative personnel and services. The fee paid to FAS will be based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FServ and FAS may voluntarily choose to waive any portion of their fee. FServ and FAS can modify or terminate this voluntary waiver at any time at their sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Interfund Transactions

During the year ended October 31, 2003, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $801,835,000 and $712,770,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2003, 79.4% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 11.9% of total investments.

7. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and the Funds are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although Federat ed does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF VIRGINIA MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Virginia Municipal Cash Trust (one of the portfolios constituting Money Market Obligations Trust), (the "Trust"), as of October 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from the brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Virginia Municipal Cash Trust of Money Market Obligations Trust at October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Boston, Massachusetts
December 10, 2003

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises 41 portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four po rtfolios, Golden Oak® Family of Funds--seven portfolios and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)

John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988	Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)

Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Address Positions Held with Trust	Principal Occupation(s) and Previous Position(s)

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1998

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson, III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER Began serving: November 1998

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Mary Jo Ochson Birth Date: September 12, 1953 VICE PRESIDENT Began serving: November 1998

Mary Jo Ochson is Vice President of the Trust. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

[Logo of Federated Investors]

Virginia Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N252
Cusip 60934N245

29509 (12/03)

Federated is a registered mark of Federated Investors, Inc.
2003 ©Federated Investors, Inc.

Item 2.     Code of Ethics

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies
- Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal
Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the
Section 406 Standards for Investment Companies - Ethical Standards for
Principal Executive and Financial Officers.

Item 3.     Audit Committee Financial Expert

The registrant's Board has determined that each member of the Board's Audit
Committee is an "audit committee financial expert," and that each such member is "independent," for purposes of this Item.  The Audit Committee consists of the following Board members:  Thomas G. Bigley, John T. Conroy, Jr., Nicholas
P. Constantakis and Charles F. Mansfield, Jr.

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5      Audit Committee of Listed Registrants

            Not Applicable

Item 6      [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     [Reserved]

Item 9.     Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within
90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act), or the internal control over financial reporting of its service providers during the last fiscal half year (the registrant's second half year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Money Market Obligations Trust

By          /S/ Richard J. Thomas, Principal Financial Officer___
                            (insert name and title)

Date        December 26, 2003_____________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /S/ ___J. Christopher Donahue, Principal Executive Officer______

Date        December 29, 2003

By          /S/ Richard J. Thomas, Principal Financial Officer______

Date        December 26, 2003_______________________